UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Access Fixed Income ETFs
Access High Yield Corporate Bond ETF (GHYB)
Access Inflation Protected USD Bond ETF (GTIP)
Access Investment Grade Corporate Bond ETF (GIGB)
Access Treasury 0-1 Year ETF (GBIL)
Access Ultra Short Bond ETF (GSST)

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

Goldman Sachs Access Fixed Income ETFs

∎	ACCESS HIGH YIELD CORPORATE BOND ETF

∎	ACCESS INFLATION PROTECTED USD BOND ETF

∎	ACCESS INVESTMENT GRADE CORPORATE BOND ETF

∎	ACCESS TREASURY 0-1 YEAR ETF

∎	ACCESS ULTRA SHORT BOND ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On March 15, 2020, the Federal Reserve of the United States (Fed) announced an emergency 1.00% rate cut. This cut was their second intermeeting move in less than two weeks, having cut 0.50% on March 3rd. Since these rate cuts, and in response to further market disruption due to COVID-19, the Fed has announced various programs in an effort to stabilize the short-term credit markets and money market fund liquidity.

i

FUND BASICS

Access High Yield Corporate Bond ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$48.85
Net Asset Value (NAV)[1]	$48.74

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs High Yield Corporate Bond Index[3]	Bloomberg Barclays High Yield Very Liquid Index[4]
Shares	1.09%	1.73%	1.36%	0.93%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays High Yield Very Liquid Index (VLI) is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed-rate corporate bond market.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business

TransDigm, Inc., 6.25%, 03/15/26	0.8%	Aerospace & Defense
Freeport-McMoRan, Inc., 4.55%, 11/14/24	0.8	Mining
Tenet Healthcare Corp., 4.63%, 07/15/24	0.7	Healthcare
TransDigm, Inc., 5.50%, 11/15/27	0.7	Aerospace & Defense
Post Holdings, Inc., 5.75%, 03/01/27	0.7	Food and Beverage
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27	0.7	Communications
HCA, Inc., 5.88%, 02/15/26	0.7	Healthcare
HCA, Inc., 7.50%, 02/15/22	0.7	Healthcare
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28	0.6	Communications
CSC Holdings LLC, 5.75%, 01/15/30	0.6	Communications

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

INDUSTRY ALLOCATION AS OF 2/29/20[6]

Industry	% of Net Assets

Consumer, Non-cyclical	21.55%
Telecommunication Services	21.18
Consumer, Cyclical	15.91
Energy	10.43
Financials	8.83
Industrials	8.67
Utilities	4.06
Information Technology	3.82
Materials	3.18
Other	0.76

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The “Other” category represents the Fund’s investments in other investment companies. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Access Inflation Protected USD Bond ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$54.04
Net Asset Value (NAV)[1]	$54.15

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

October 2, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index[3]
Shares	2.77%	2.62%	2.87%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets[5]	Line of Business

U.S. Treasury Inflation Indexed Bond, 0.50%, 01/15/28	16.6%	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/23	14.2	Government
U.S. Treasury Inflation Indexed Bond, 0.25%, 01/15/25	11.4	Government
U.S. Treasury Inflation Indexed Bond, 0.63%, 01/15/24	9.9	Government
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42	9.7	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/27	8.9	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 01/15/22	7.3	Government
U.S. Treasury Inflation Indexed Bond, 0.13%, 04/15/21	7.1	Government
U.S. Treasury Inflation Indexed Bond, 0.88%, 02/15/47	5.4	Government
U.S. Treasury Inflation Indexed Bond, 0.75%, 07/15/28	5.0	Government
U.S. Treasury Inflation Indexed Bond, 1.00%, 02/15/48	2.0	Government
U.S. Treasury Inflation Indexed Bond, 0.63%, 04/15/23	1.6	Government
U.S. Treasury Inflation Indexed Bond, 0.38%, 07/15/25	0.9	Government

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Access Investment Grade Corporate Bond ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$54.10
Net Asset Value (NAV)[1]	$54.23

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Goldman Sachs Investment Grade Corporate Bond Index[3]	Bloomberg Barclays US Corporate Investment Grade Index[4]
Shares	4.18%	3.90%	4.26%	4.26%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index was developed and is calculated and maintained by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Fund is not sponsored, endorsed, sold or promoted by FTSE or any of its affiliates and FTSE makes no representation to any owner or prospective owner of the Fund regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Index or the ability of the Index to track general bond market performance. FTSE’s only relationship to GSAM (“Licensee”) is the licensing of certain information, data, trademarks and trade names of FTSE or its affiliates. The Index is determined, composed and calculated by FTSE without regard to the Fund. FTSE has no obligation to take the needs of the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Index. FTSE is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. FTSE has no obligation or liability in connection with the administration, marketing or trading of the Fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Bloomberg Barclays US Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	0.5%	Food and Beverage
BP Capital Markets PLC, 3.56%, 11/01/21	0.4	Energy
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	0.4	Financial Company
DuPont de Nemours, Inc., 4.21%, 11/15/23	0.4	Basic Industry
Apple, Inc., 2.10%, 09/12/22	0.4	Technology
Toronto-Dominion Bank (The), Series MTN, 2.65%, 06/12/24	0.3	Banks
Apple, Inc., 2.50%, 02/09/22	0.3	Technology
AbbVie, Inc., 3.20%, 11/21/29	0.3	Consumer Noncyclical
AbbVie, Inc., 2.90%, 11/06/22	0.3	Consumer Noncyclical
JPMorgan Chase & Co., 3.88%, 09/10/24	0.3	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

INDUSTRY ALLOCATION AS OF 2/29/20[6]

Industry	% of Net Assets

Financials	33.33%
Consumer, Non-cyclical	19.13
Telecommunication Services	12.59
Energy	9.81
Information Technology	8.65
Consumer, Cyclical	6.21
Industrials	4.77
Materials	2.15
Utilities	1.71
Other	0.40

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. The “Other” category represents the Fund’s investments in other investment companies. Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Access Treasury 0-1 Year ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$100.51
Net Asset Value (NAV)[1]	$100.50

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE US Treasury 0-1 Year Composite Select Index[3]
Shares	1.01%	1.00%	1.03%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is designed to measure the performance of U.S. Treasury Securities with a maximum remaining maturity of 12 months. “U.S. Treasury Securities” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. U.S. Treasury Securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds. The Index is sponsored by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). FTSE is not affiliated with the Fund or GSAM. The Index is determined, composed and calculated by FTSE without regard to the Fund. It is not possible to invest directly in an unmanaged index. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

HOLDINGS AS OF 2/29/20[4]

Holding	Maturity Date	% of Net Assets[5]

U.S. Treasury Bill, 1.55%	04/02/20	11.2%
U.S. Treasury Bill, 1.45%	08/27/20	9.1
U.S. Treasury Bill, 1.56%	04/02/20	8.5
U.S. Treasury Bill, 1.31%	01/28/21	6.6
U.S. Treasury Note, 2.00%	07/31/20	6.6
U.S. Treasury Note, 1.63%	10/15/20	6.6
U.S. Treasury Note, 2.38%	04/30/20	6.5
U.S. Treasury Note, 1.75%	11/15/20	5.0
U.S. Treasury Note, 1.38%	09/15/20	5.0
U.S. Treasury Bill, 1.56%	07/30/20	4.9
Other	N/A	30.0

[4]	The holdings may not be representative of the Fund’s future investments.

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

7

FUND BASICS

Access Ultra Short Bond ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$50.82
Net Asset Value (NAV)[1]	$50.81

[1]	The Market Price is the price at which the Fund’s shares are trading on the Cboe BZX Exchange, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	FTSE Three-Month U.S. Treasury Bill Index[3]
Shares	1.68%	1.68%	0.90%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The FTSE Three-Month U.S. Treasury Bill Index is intended to track the daily performance of three-month U.S. Treasury bills. The index is designed to operate as a reference rate for a series of funds. The Fund does not attempt to track an index and takes a more active approach.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business

U.S. Treasury Floating Rate Note (3M USD T-Bill + 0.043%)	5.6%	U.S. Treasury Note
U.S. Treasury Bills	3.7	U.S. Treasury Bill
Government National Mortgage Association Series 2013-64, Class KF(a) (1M USD LIBOR + 0.250%)	3.2	Mortgage-Backed Security
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)	3.0	Mortgage-Backed Security
FHLMC REMIC Series 2013-4238, Class FT(a) (1M USD LIBOR + 0.350%)	2.6	Mortgage-Backed Security
American Express Credit Account Master Trust, Series 2019-3, Class A	1.4	Asset-Backed Securities
FHLMC REMIC Series 2007-3315, Class PF(a) (1M USD LIBOR + 0.350%)	1.4	Mortgage-Backed Security
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)	1.3	Asset-Backed Securities
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)	1.2	Mortgage-Backed Security
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)	1.2	Mortgage-Backed Security

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 2/29/20[5]

Sector Name	Fund

Mortgage-Backed Securities	34.28%
Asset- Backed Securities	21.20
Corporate Obligations	19.71
Foreign Corporate Debt	13.44
U.S. Treasury Note	5.61
U.S. Treasury Bills	4.07
Investment Company	0.67
Certificate of Deposit	0.65

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Figures in the table may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

9

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 92.4%
Advertising – 0.4%
Lamar Media Corp.
$170,000	5.000%		05/01/23	$171,381
Outfront Media Capital LLC / Outfront Media Capital Corp.
120,000	5.625		02/15/24	121,800

				293,181

Aerospace & Defense – 1.9%
TransDigm, Inc.
4,000	6.500		07/15/24	4,110
90,000	6.500		05/15/25	93,094
590,000	6.250	(a)	03/15/26	625,400
100,000	6.375		06/15/26	103,000
70,000	7.500		03/15/27	74,025
570,000	5.500	(a)	11/15/27	567,150
Wolverine Escrow LLC(a)
100,000	9.000		11/15/26	100,000

				1,566,779

Agriculture – 1.7%
JBS Investments II GmbH(a)
400,000	7.000		01/15/26	429,000
JBS USA LUX SA / JBS USA Finance, Inc.
280,000	5.750	(a)	06/15/25	287,350
214,000	6.750	(a)	02/15/28	233,260
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(a)
170,000	6.500		04/15/29	185,300
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	219,180

				1,354,090

Banks – 1.4%
Ally Financial, Inc.
140,000	5.750		11/20/25	158,170
CIT Group, Inc.
310,000	5.000		08/15/22	324,725
420,000	5.000		08/01/23	452,025
Freedom Mortgage Corp.
4,000	8.125	(a)	11/15/24	3,910
215,000	8.250	(a)	04/15/25	204,250

				1,143,080

Basic Industry – 0.8%
CF Industries, Inc.
70,000	3.450		06/01/23	71,312
70,000	5.150		03/15/34	79,654
CVR Partners LP / CVR Nitrogen Finance Corp.(a)
80,000	9.250		06/15/23	83,300
Olin Corp.
400,000	5.125		09/15/27	404,000

				638,266

Broadcasting – 3.2%
Clear Channel Worldwide Holdings, Inc.
282,000	9.250	(a)	02/15/24	301,035
150,000	5.125	(a)	08/15/27	151,125

Corporate Obligations – (continued)
Broadcasting – (continued)
iHeartCommunications, Inc.
270,000	6.375		05/01/26	290,250
150,000	8.375		05/01/27	163,500
Sirius XM Radio, Inc.
150,000	4.625	(a)	07/15/24	155,063
150,000	5.375	(a)	04/15/25	154,312
28,000	5.375	(a)	07/15/26	29,085
345,000	5.000	(a)	08/01/27	361,388
100,000	5.500	(a)	07/01/29	107,700
TEGNA, Inc.(a)
150,000	5.000		09/15/29	148,875
Terrier Media Buyer, Inc.(a)
120,000	8.875		12/15/27	119,700
Univision Communications, Inc.
370,000	5.125	(a)	05/15/23	359,825
207,000	5.125	(a)	02/15/25	195,356

				2,537,214

Building Materials – 0.5%
AECOM
193,000	5.125		03/15/27	200,238
American Builders & Contractors Supply Co., Inc.(a)
100,000	4.000		01/15/28	98,125
Beacon Roofing Supply, Inc.(a)
70,000	4.875		11/01/25	67,978

				366,341

Capital Goods – 4.6%
Ball Corp.
255,000	5.000		03/15/22	266,475
245,000	4.000		11/15/23	252,656
105,000	5.250		07/01/25	114,981
121,000	4.875		03/15/26	133,100
Berry Global, Inc.
70,000	5.500		05/15/22	70,350
263,000	4.500	(a)	02/15/26	259,712
Covanta Holding Corp.
125,000	5.875		07/01/25	128,260
101,000	6.000		01/01/27	103,941
Crown Americas LLC / Crown Americas Capital Corp. IV
150,000	4.500		01/15/23	152,813
Crown Americas LLC / Crown Americas Capital Corp. VI
100,000	4.750		02/01/26	103,625
Flex Acquisition Co., Inc.
130,000	6.875	(a)	01/15/25	127,075
44,000	7.875	(a)	07/15/26	44,330
Herc Holdings, Inc.(a)
160,000	5.500		07/15/27	166,200
LABL Escrow Issuer LLC
50,000	6.750	(a)	07/15/26	52,125
60,000	10.500	(a)	07/15/27	62,250
Mauser Packaging Solutions Holding Co.
334,000	5.500	(a)	04/15/24	332,517
185,000	7.250	(a)	04/15/25	179,595

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
$214,000	5.125	%(a)	07/15/23	$216,942
106,000	7.000	(a)	07/15/24	107,458
Sealed Air Corp.
160,000	4.875	(a)	12/01/22	166,600
60,000	6.875	(a)	07/15/33	71,925
Sensata Technologies BV
235,000	4.875	(a)	10/15/23	249,100
179,000	5.000	(a)	10/01/25	189,964
Vertiv Group Corp.(a)
127,000	9.250		10/15/24	136,049

				3,688,043

Communications – 10.1%
AMC Networks, Inc.
120,000	4.750		12/15/22	121,200
70,000	5.000		04/01/24	70,700
Cablevision Systems Corp.
270,000	5.875		09/15/22	284,850
CCO Holdings LLC / CCO Holdings Capital Corp.
104,000	5.250		09/30/22	105,560
237,000	4.000	(a)	03/01/23	240,259
17,000	5.125	(a)	05/01/23	17,255
18,000	5.750		09/01/23	18,171
181,000	5.875	(a)	04/01/24	186,656
320,000	5.375	(a)	05/01/25	329,600
9,000	5.500	(a)	05/01/26	9,394
530,000	5.125	(a)	05/01/27	552,525
17,000	5.875	(a)	05/01/27	17,765
491,000	5.000	(a)	02/01/28	511,867
60,000	5.375	(a)	06/01/29	64,050
200,000	4.750	(a)	03/01/30	206,500
CSC Holdings LLC
154,000	5.250		06/01/24	167,090
300,000	10.875	(a)	10/15/25	329,250
200,000	5.500	(a)	04/15/27	211,000
200,000	5.375	(a)	02/01/28	209,500
200,000	7.500	(a)	04/01/28	225,000
240,000	6.500	(a)	02/01/29	266,100
480,000	5.750	(a)	01/15/30	508,200
DISH DBS Corp.
200,000	6.750		06/01/21	207,500
172,000	5.875		07/15/22	180,170
385,000	5.000		03/15/23	392,700
324,000	5.875		11/15/24	334,530
257,000	7.750		07/01/26	276,918
Lions Gate Capital Holdings LLC
83,000	6.375	(a)	02/01/24	81,755
142,000	5.875	(a)	11/01/24	138,805
Live Nation Entertainment, Inc.(a)
150,000	4.750		10/15/27	151,125
Meredith Corp.
220,000	6.875		02/01/26	221,100
Netflix, Inc.
104,000	5.750		03/01/24	115,180
215,000	5.875		02/15/25	240,800

Corporate Obligations – (continued)
Communications – (continued)
Netflix, Inc. – (continued)
310,000	4.375		11/15/26	325,500
207,000	4.875		04/15/28	218,902
189,000	5.875		11/15/28	212,153
227,000	6.375		05/15/29	261,050
100,000	5.375	(a)	11/15/29	109,250

				8,119,930

Consumer Cyclical – 15.0%
Adient Global Holdings Ltd.(a)
200,000	4.875		08/15/26	172,250
ADT Security Corp. (The)
50,000	6.250		10/15/21	52,313
135,000	4.125		06/15/23	137,531
160,000	4.875	(a)	07/15/32	153,200
Allison Transmission, Inc.
97,000	5.000	(a)	10/01/24	98,212
120,000	4.750	(a)	10/01/27	123,300
AMC Entertainment Holdings, Inc.
100,000	5.750		06/15/25	81,500
50,000	6.125		05/15/27	39,750
APX Group, Inc.
103,000	7.875		12/01/22	104,802
Asbury Automotive Group, Inc.(a)
340,000	4.750		03/01/30	343,825
Boyd Gaming Corp.
279,000	6.000		08/15/26	286,530
Caesars Resort Collection LLC / CRC Finco, Inc.(a)
211,000	5.250		10/15/25	209,417
Cedar Fair LP(a)
75,000	5.250		07/15/29	75,187
Cinemark USA, Inc.
4,000	5.125		12/15/22	4,000
50,000	4.875		06/01/23	49,812
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	104,116
ESH Hospitality, Inc.(a)
219,000	5.250		05/01/25	221,190
Goodyear Tire & Rubber Co. (The)
370,000	5.000		05/31/26	360,750
Guitar Center, Inc.(a)
75,000	9.500		10/15/21	71,438
Hanesbrands, Inc.(a)
398,000	4.625		05/15/24	416,661
Hilton Domestic Operating Co., Inc.
314,000	4.250		09/01/24	316,355
60,000	4.875		01/15/30	62,327
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
117,000	4.625		04/01/25	117,585
155,000	4.875		04/01/27	158,843
Iron Mountain, Inc.
120,000	4.375	(a)	06/01/21	120,000
124,000	5.750		08/15/24	125,395
271,000	4.875	(a)	09/15/27	275,742
270,000	5.250	(a)	03/15/28	280,463

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
$236,000	5.000	%(a)	06/01/24	$241,900
120,000	5.250	(a)	06/01/26	124,200
L Brands, Inc.
30,000	5.625		02/15/22	31,575
202,000	5.250		02/01/28	196,820
Lennar Corp.
270,000	4.125		01/15/22	276,075
50,000	4.500		04/30/24	53,220
55,000	4.750		05/30/25	59,671
140,000	4.750		11/29/27	156,450
MGM Resorts International
298,000	6.000		03/15/23	320,723
116,000	5.750		06/15/25	128,325
130,000	4.625		09/01/26	136,500
131,000	5.500		04/15/27	142,135
Navistar International Corp.(a)
245,000	6.625		11/01/25	255,413
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
174,000	6.250	(a)	05/15/26	179,290
340,000	8.500	(a)	05/15/27	346,555
Penske Automotive Group, Inc.
70,000	5.750		10/01/22	70,875
20,000	5.500		05/15/26	20,700
PetSmart, Inc.
200,000	7.125	(a)	03/15/23	195,261
150,000	5.875	(a)	06/01/25	151,312
100,000	8.875	(a)	06/01/25	99,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
80,000	5.250	(a)	04/15/24	83,400
400,000	5.750	(a)	04/15/26	421,500
PulteGroup, Inc.
201,000	5.500		03/01/26	222,153
220,000	5.000		01/15/27	242,550
Rite Aid Corp.(a)
89,000	7.500		07/01/25	89,445
Ryman Hospitality Properties, Inc.(a)
100,000	4.750		10/15/27	101,500
Sabre GLBL, Inc.
155,000	5.375	(a)	04/15/23	155,775
70,000	5.250	(a)	11/15/23	70,175
Scientific Games International, Inc.
150,000	5.000	(a)	10/15/25	151,125
140,000	8.250	(a)	03/15/26	144,900
90,000	7.000	(a)	05/15/28	87,300
Six Flags Entertainment Corp.(a)
368,000	4.875		07/31/24	363,400
Staples, Inc.
347,000	7.500	(a)	04/15/26	347,868
221,000	10.750	(a)	04/15/27	215,475
Tesla, Inc.(a)
315,000	5.300		08/15/25	316,181
Toll Brothers Finance Corp.
89,000	5.875		02/15/22	93,526
113,000	4.375		04/15/23	118,103
122,000	4.350		02/15/28	129,133

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Vericast Corp.(a)
136,000	8.375		08/15/22	113,900
VICI Properties LP / VICI Note Co., Inc.(a)
200,000	4.625		12/01/29	207,000
Wyndham Destinations, Inc.
100,000	5.750		04/01/27	105,840
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(a)
347,000	5.500		03/01/25	341,228
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a)
100,000	5.125		10/01/29	96,896
Yum! Brands, Inc.(a)
75,000	4.750		01/15/30	78,188

				12,045,805

Consumer Noncyclical – 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
290,000	6.625		06/15/24	298,700
409,000	5.750		03/15/25	425,871
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
140,000	6.625		07/15/26	147,525
Avantor, Inc.(a)
50,000	9.000		10/01/25	54,625
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
150,000	5.750		03/01/25	152,062
Elanco Animal Health, Inc.
300,000	5.650		08/28/28	346,161
Fresh Market, Inc. (The)(a)
182,000	9.750		05/01/23	84,857
Hologic, Inc.(a)
230,000	4.375		10/15/25	235,462
Jaguar Holding Co. II / Pharmaceutical Product Development LLC(a)
219,000	6.375		08/01/23	225,982
MEDNAX, Inc.(a)
230,000	6.250		01/15/27	222,525
MPH Acquisition Holdings LLC(a)
174,000	7.125		06/01/24	162,690
Par Pharmaceutical, Inc.(a)
150,000	7.500		04/01/27	159,188
Polaris Intermediate Corp.(a)(b) (PIK 9.250%, Cash 8.500%)
120,000	8.500		12/01/22	102,600
RegionalCare Hospital Partners Holdings, Inc.(a)
118,000	8.250		05/01/23	124,195
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
170,000	9.750		12/01/26	182,963
Rite Aid Corp.(a)
154,000	6.125		04/01/23	141,873

				3,067,279

Consumer Products – 1.4%
Energizer Holdings, Inc.(a)
340,000	6.375		07/15/26	354,025
Mattel, Inc.(a)
382,000	6.750		12/31/25	403,010

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – (continued)
Spectrum Brands, Inc.
$162,000	5.750%		07/15/25	$166,100
Tempur Sealy International, Inc.
232,000	5.625		10/15/23	237,800

				1,160,935

Electric – 3.8%
Calpine Corp.
99,000	5.500		02/01/24	98,505
400,000	5.750		01/15/25	404,500
8,000	5.250	(a)	06/01/26	8,010
250,000	5.125	(a)	03/15/28	237,643
Clearway Energy Operating LLC
130,000	5.750		10/15/25	135,200
NextEra Energy Operating Partners LP
362,000	4.250	(a)	09/15/24	367,430
95,000	4.500	(a)	09/15/27	98,800
NRG Energy, Inc.
110,000	7.250		05/15/26	117,287
196,000	6.625		01/15/27	205,310
200,000	5.250	(a)	06/15/29	208,000
Talen Energy Supply LLC
220,000	10.500	(a)	01/15/26	194,700
60,000	7.250	(a)	05/15/27	60,750
TerraForm Power Operating LLC
218,000	4.250	(a)	01/31/23	223,177
100,000	4.750	(a)	01/15/30	103,750
Vistra Operations Co. LLC
410,000	5.625	(a)	02/15/27	422,300
170,000	5.000	(a)	07/31/27	172,338

				3,057,700

Energy – 7.8%
Antero Resources Corp.
50,000	5.375		11/01/21	41,750
67,000	5.125		12/01/22	42,377
280,000	5.625		06/01/23	152,600
50,000	5.000		03/01/25	26,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
211,000	10.000	(a)	04/01/22	179,350
80,000	7.000	(a)	11/01/26	48,400
California Resources Corp.(a)
268,000	8.000		12/15/22	61,975
Chesapeake Energy Corp.
140,000	11.500	(a)	01/01/25	82,250
100,000	8.000		03/15/26	29,237
CNX Resources Corp.(a)
180,000	7.250		03/14/27	133,650
Comstock Resources, Inc.
85,000	7.500	(a)	05/15/25	63,325
109,000	9.750		08/15/26	91,015
CrownRock LP / CrownRock Finance, Inc.(a)
280,000	5.625		10/15/25	270,900
Denbury Resources, Inc.
30,000	9.000	(a)	05/15/21	26,250
188,000	9.250	(a)	03/31/22	145,700

Corporate Obligations – (continued)
Energy – (continued)
Endeavor Energy Resources LP / EER Finance, Inc.
213,000	5.500	(a)	01/30/26	210,337
235,000	5.750	(a)	01/30/28	232,063
EnLink Midstream Partners LP
320,000	4.850		07/15/26	275,020
Genesis Energy LP / Genesis Energy Finance Corp.
270,000	7.750		02/01/28	233,550
Hilcorp Energy I LP / Hilcorp Finance Co.
110,000	5.750	(a)	10/01/25	87,450
120,000	6.250	(a)	11/01/28	90,000
Laredo Petroleum, Inc.
100,000	9.500		01/15/25	73,000
Moss Creek Resources Holdings, Inc.
107,000	7.500	(a)	01/15/26	62,862
75,000	10.500	(a)	05/15/27	51,000
Murphy Oil Corp.
330,000	5.750		08/15/25	321,274
Nabors Industries, Inc.
140,000	5.750		02/01/25	100,649
Parsley Energy LLC / Parsley Finance Corp.(a)
250,000	5.375		01/15/25	251,250
PDC Energy, Inc.
50,000	6.125		09/15/24	46,500
80,000	5.750		05/15/26	71,600
QEP Resources, Inc.
91,000	5.375		10/01/22	84,630
75,000	5.625		03/01/26	59,063
SM Energy Co.
250,000	6.625		01/15/27	193,750
Southwestern Energy Co.
140,000	6.200		01/23/25	104,300
150,000	7.750		10/01/27	114,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
225,000	5.375		02/01/27	226,687
370,000	6.875		01/15/29	400,988
140,000	5.500	(a)	03/01/30	139,300
Transocean Poseidon Ltd.(a)
140,000	6.875		02/01/27	142,800
Transocean Proteus Ltd.(a)
175,000	6.250		12/01/24	175,000
Transocean Sentry Ltd.(a)
70,000	5.375		05/15/23	68,338
Transocean, Inc.
130,000	7.250	(a)	11/01/25	107,900
220,000	7.500	(a)	01/15/26	176,000
USA Compression Partners LP / USA Compression Finance Corp.
280,000	6.875		04/01/26	271,600
50,000	6.875		09/01/27	48,500
Weatherford International Ltd.(a)
230,000	11.000		12/01/24	219,650
Whiting Petroleum Corp.
250,000	6.250		04/01/23	113,750
WPX Energy, Inc.
29,000	8.250		08/01/23	32,480

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
WPX Energy, Inc. – (continued)
$60,000	5.750%		06/01/26	$60,300
75,000	5.250		10/15/27	74,250

				6,314,995

Financial Company – 4.6%
BCD Acquisition, Inc.(a)
224,000	9.625		09/15/23	230,440
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
260,000	6.750		02/01/24	270,075
236,000	6.375		12/15/25	244,866
330,000	5.250	(a)	05/15/27	332,475
Nationstar Mortgage Holdings, Inc.(a)
192,000	8.125		07/15/23	199,920
Navient Corp.
70,000	5.875		03/25/21	71,874
132,000	7.250		09/25/23	143,446
16,000	5.875		10/25/24	16,473
63,000	6.750		06/25/25	67,956
90,000	6.750		06/15/26	95,645
Navient Corp., MTN
170,000	7.250		01/25/22	180,412
220,000	6.125		03/25/24	227,557
80,000	5.625		08/01/33	70,538
Quicken Loans, Inc.
8,000	5.750	(a)	05/01/25	8,208
272,000	5.250	(a)	01/15/28	282,245
Springleaf Finance Corp.
69,000	7.750		10/01/21	73,626
302,000	5.625		03/15/23	320,189
212,000	6.875		03/15/25	233,966
270,000	7.125		03/15/26	300,444
240,000	6.625		01/15/28	264,600
Vertiv Intermediate Holding Corp.(a)(b) (PIK 13.000%, Cash 12.000%)
50,000	12.000		02/15/22	51,500

				3,686,455

Food and Beverage – 2.2%
Aramark Services, Inc.(a)
308,000	5.000		02/01/28	323,400
B&G Foods, Inc.
75,000	5.250		09/15/27	74,625
Golden Nugget, Inc.(a)
297,000	6.750		10/15/24	291,628
Lamb Weston Holdings, Inc.(a)
140,000	4.625		11/01/24	145,950
Post Holdings, Inc.
161,000	5.500	(a)	03/01/25	167,641
138,000	5.000	(a)	08/15/26	138,965
537,000	5.750	(a)	03/01/27	561,165
50,000	5.500	(a)	12/15/29	52,000

				1,755,374

Corporate Obligations – (continued)
Hardware – 0.6%
CDW LLC / CDW Finance Corp.
185,000	5.500		12/01/24	203,962
100,000	5.000		09/01/25	104,250
NCR Corp.
75,000	6.375		12/15/23	76,688
75,000	6.125	(a)	09/01/29	82,031

				466,931

Healthcare – 7.7%
CHS/Community Health Systems, Inc.
312,000	6.250		03/31/23	311,220
125,000	9.875	(a)	06/30/23	119,062
149,000	8.625	(a)	01/15/24	154,960
188,000	8.125	(a)	06/30/24	172,960
285,000	8.000	(a)	03/15/26	295,688
90,000	8.000	(a)	12/15/27	92,025
200,000	6.875	(a)	04/01/28	113,000
DaVita, Inc.
410,000	5.125		07/15/24	416,662
Encompass Health Corp.
88,000	5.750		11/01/24	89,320
100,000	4.750		02/01/30	103,875
HCA, Inc.
470,000	7.500		02/15/22	519,350
159,000	5.375		02/01/25	176,093
480,000	5.875		02/15/26	543,600
275,000	5.375		09/01/26	307,656
260,000	5.625		09/01/28	296,075
120,000	5.875		02/01/29	139,500
IQVIA, Inc.(a)
200,000	5.000		05/15/27	207,750
Service Corp. International
70,000	5.375		05/15/24	71,400
125,000	4.625		12/15/27	131,094
Tenet Healthcare Corp.
210,000	8.125		04/01/22	227,587
304,000	6.750		06/15/23	328,320
575,000	4.625		07/15/24	584,344
300,000	5.125		05/01/25	303,375
172,000	7.000		08/01/25	177,590
200,000	6.250	(a)	02/01/27	210,750
100,000	5.125	(a)	11/01/27	104,375

				6,197,631

Household & Leisure – 0.1%
Prestige Brands, Inc.(a)
100,000	6.375		03/01/24	103,375

Insurance – 0.7%
Acrisure LLC / Acrisure Finance, Inc.
213,000	8.125	(a)	02/15/24	225,883
105,000	7.000	(a)	11/15/25	102,875
HUB International Ltd.(a)
217,000	7.000		05/01/26	220,526

				549,284

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet & Data – 0.3%
Uber Technologies, Inc.
$100,000	7.500	%(a)	11/01/23	$104,250
160,000	8.000	(a)	11/01/26	167,400

				271,650

Metals – 0.6%
Novelis Corp.
150,000	5.875	(a)	09/30/26	157,125
330,000	4.750	(a)	01/30/30	325,463

				482,588

Mining – 0.9%
Freeport-McMoRan, Inc.
592,000	4.550		11/14/24	602,360
100,000	5.400		11/14/34	98,250

				700,610

Natural Gas – 2.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
181,000	5.500		05/20/25	185,525
333,000	5.750		05/20/27	349,650
Antero Midstream Partners LP / Antero Midstream Finance Corp.
75,000	5.750	(a)	03/01/27	52,125
87,000	5.750	(a)	01/15/28	60,465
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
108,000	6.250		04/01/23	103,140
50,000	5.750		04/01/25	47,750
138,000	5.625	(a)	05/01/27	128,340
Ferrellgas LP / Ferrellgas Finance Corp.
50,000	6.500		05/01/21	43,250
150,000	6.750		06/15/23	126,000
Genesis Energy LP / Genesis Energy Finance Corp.
120,000	6.500		10/01/25	102,000
NGL Energy Partners LP / NGL Energy Finance Corp.
231,000	7.500		11/01/23	214,830
NuStar Logistics LP
83,000	6.000		06/01/26	86,735
29,000	5.625		04/28/27	29,435
PBF Logistics LP / PBF Logistics Finance Corp.
42,000	6.875		05/15/23	43,050
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
65,000	4.750	(a)	10/01/23	61,750
70,000	5.500	(a)	09/15/24	65,450
120,000	5.500	(a)	01/15/28	107,400

				1,806,895

Pharmaceuticals – 3.1%
Bausch Health Americas, Inc.
202,000	9.250	(a)	04/01/26	226,774
427,000	8.500	(a)	01/31/27	470,943
Bausch Health Cos., Inc.
102,000	5.500	(a)	03/01/23	102,638
259,000	7.000	(a)	03/15/24	267,099
379,000	6.125	(a)	04/15/25	386,949
172,000	5.500	(a)	11/01/25	177,590
246,000	5.750	(a)	08/15/27	262,479

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc. – (continued)
12,000	7.000	%(a)	01/15/28	12,879
113,000	7.250	(a)	05/30/29	124,619
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
200,000	6.000	(a)	07/15/23	160,500
200,000	6.000	(a)	02/01/25	155,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
164,000	10.000		04/15/25	135,300

				2,482,770

REITs and Real Estate – 0.6%
CBL & Associates LP
170,000	5.250		12/01/23	86,700
141,000	5.950		12/15/26	62,040
Howard Hughes Corp. (The)(a)
178,000	5.375		03/15/25	182,450
Kennedy-Wilson, Inc.
183,000	5.875		04/01/24	186,660

				517,850

Rental Equipment – 1.7%
Hertz Corp. (The)
92,000	5.500	(a)	10/15/24	88,550
300,000	6.000	(a)	01/15/28	279,000
United Rentals North America, Inc.
100,000	5.500		07/15/25	103,625
250,000	5.875		09/15/26	264,375
250,000	5.500		05/15/27	262,500
250,000	4.875		01/15/28	257,500
100,000	5.250		01/15/30	106,000

				1,361,550

Software – 2.1%
Dun & Bradstreet Corp. (The)(a)
86,000	6.875		08/15/26	92,127
Infor US, Inc.
250,000	6.500		05/15/22	251,250
MSCI, Inc.
245,000	4.750	(a)	08/01/26	255,106
130,000	4.000	(a)	11/15/29	135,200
Rackspace Hosting, Inc.(a)
205,000	8.625		11/15/24	196,800
Refinitiv US Holdings, Inc.
190,000	6.250	(a)	05/15/26	204,725
171,000	8.250	(a)	11/15/26	189,383
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	233,200
Uber Technologies, Inc.(a)
150,000	7.500		09/15/27	157,125

				1,714,916

Technology – 1.1%
CDK Global, Inc.(a)
130,000	5.250		05/15/29	139,262
Dell International LLC / EMC Corp.
172,000	5.875	(a)	06/15/21	173,075
156,000	7.125	(a)	06/15/24	163,800

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Dell, Inc.
$60,000	4.625%		04/01/21	$60,900
Verscend Escrow Corp.(a)
217,000	9.750		08/15/26	237,615
Xerox Corp.
80,000	4.125		03/15/23	81,635

				856,287

Transportation – 0.1%
XPO Logistics, Inc.(a)
100,000	6.750		08/15/24	105,875

Wireless – 5.7%
Hughes Satellite Systems Corp.
100,000	7.625		06/15/21	105,375
100,000	6.625		08/01/26	110,500
SBA Communications Corp.
150,000	4.875		09/01/24	154,687
Sprint Capital Corp.
285,000	6.875		11/15/28	339,150
220,000	8.750		03/15/32	306,625
Sprint Communications, Inc.
230,000	6.000		11/15/22	248,400
Sprint Corp.
220,000	7.250		09/15/21	233,750
317,000	7.875		09/15/23	362,965
315,000	7.125		06/15/24	358,706
293,000	7.625		02/15/25	339,514
300,000	7.625		03/01/26	354,873
T-Mobile USA, Inc.
450,000	4.000		04/15/22	462,937
163,000	6.000		03/01/23	165,852
58,000	6.500		01/15/24	59,269
120,000	6.000		04/15/24	122,700
335,000	5.125		04/15/25	345,469
5,000	6.500		01/15/26	5,275
115,000	5.375		04/15/27	122,044
130,000	4.750		02/01/28	135,688
ViaSat, Inc.(a)
225,000	5.625		04/15/27	229,500

				4,563,279

Wirelines – 1.7%
Frontier Communications Corp.
340,000	8.750		04/15/22	158,100
457,000	7.125		01/15/23	213,647
450,000	11.000		09/15/25	209,250
330,000	8.000	(a)	04/01/27	342,788
Zayo Group LLC / Zayo Capital, Inc.
150,000	6.000		04/01/23	153,000
122,000	6.375		05/15/25	124,287
150,000	5.750	(a)	01/15/27	153,188

				1,354,260

TOTAL CORPORATE OBLIGATIONS
(Cost $74,168,763)				$74,331,218

Foreign Corporate Debt – 5.2%
Aerospace & Defense – 1.4%
Bombardier, Inc. (Canada)
$122,000	8.750	%(a)	12/01/21	$129,625
208,000	6.000	(a)	10/15/22	205,400
185,000	6.125	(a)	01/15/23	188,237
95,000	7.500	(a)	12/01/24	96,425
130,000	7.500	(a)	03/15/25	129,025
340,000	7.875	(a)	04/15/27	337,450

				1,086,162

Basic Industry – 0.4%
NOVA Chemicals Corp. (Canada)
10,000	5.250	(a)	08/01/23	10,078
280,000	5.000	(a)	05/01/25	272,911
75,000	5.250	(a)	06/01/27	72,938

				355,927

Capital Goods – 0.2%
GFL Environmental, Inc. (Canada)
100,000	5.125	(a)	12/15/26	104,000
75,000	8.500	(a)	05/01/27	81,281

				185,281

Communications – 0.3%
Videotron Ltd.(a) (Canada)
250,000	5.125		04/15/27	262,188

Consumer Cyclical – 0.9%
1011778 BC ULC / New Red Finance, Inc. (Canada)
280,000	4.250	(a)	05/15/24	281,050
420,000	5.000	(a)	10/15/25	427,875

				708,925

Energy – 0.7%
MEG Energy Corp. (Canada)
156,000	6.500	(a)	01/15/25	154,440
150,000	7.125	(a)	02/01/27	141,750
Seven Generations Energy Ltd. (Canada)
200,000	6.750	(a)	05/01/23	198,750
50,000	5.375	(a)	09/30/25	45,750

				540,690

Food – 0.3%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	210,000

Mining – 0.5%
First Quantum Minerals Ltd.(a) (Zambia)
401,000	6.500		03/01/24	378,444

Natural Gas – 0.1%
Parkland Fuel Corp.(a) (Canada)
100,000	5.875		07/15/27	103,057

Software – 0.4%
Open Text Corp. (Canada)
270,000	5.625	(a)	01/15/23	273,796
70,000	5.875	(a)	06/01/26	74,375

				348,171

TOTAL FOREIGN CORPORATE DEBT
(Cost $4,179,340)				$4,178,845

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Dividend Rate	Value

Investment Company – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$612,535	1.507%	$612,535
(Cost $612,535)

TOTAL INVESTMENTS – 98.4%
(Cost $78,960,638)		$79,122,598

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		1,297,056

NET ASSETS – 100.0%		$80,419,654

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Pay-in-kind securities.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.9%
U.S. Treasury Inflation Indexed Bonds
$1,155,811	0.125%	04/15/21	$1,157,498
1,178,514	0.125	01/15/22	1,187,366
248,292	0.625	04/15/23	255,410
2,239,378	0.375	07/15/23	2,302,341
1,545,166	0.625	01/15/24	1,604,950
1,795,592	0.250	01/15/25	1,852,903
145,205	0.375	07/15/25	151,750
1,375,118	0.375	07/15/27	1,452,043
2,526,341	0.500	01/15/28	2,689,369
737,086	0.750	07/15/28	806,225
1,364,700	0.750	02/15/42	1,569,454
731,346	0.875	02/15/47	883,488
256,352	1.000	02/15/48	320,472

TOTAL INVESTMENTS – 99.9%
(Cost $15,461,948)			$16,233,269

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			13,144

NET ASSETS – 100.0%			$16,246,413

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 76.0%
Advertising – 0.3%
Omnicom Group, Inc. / Omnicom Capital, Inc.
$1,450,000	3.650%		11/01/24	$1,567,076
400,000	3.600		04/15/26	439,570

				2,006,646

Aerospace & Defense – 1.9%
Boeing Co. (The)
540,000	2.700		02/01/27	559,435
1,000,000	2.950		02/01/30	1,053,177
100,000	3.900		05/01/49	112,636
General Dynamics Corp.
280,000	3.000		05/11/21	285,962
800,000	2.250		11/15/22	818,956
350,000	3.750		05/15/28	397,615
Lockheed Martin Corp.
50,000	2.900		03/01/25	53,173
310,000	4.070		12/15/42	386,398
90,000	3.800		03/01/45	106,917
180,000	4.700		05/15/46	244,151
400,000	4.090		09/15/52	520,466
Northrop Grumman Corp.
95,000	2.550		10/15/22	97,874
400,000	2.930		01/15/25	424,333
290,000	3.200		02/01/27	314,661
660,000	3.250		01/15/28	712,453
240,000	4.030		10/15/47	286,352
Rockwell Collins, Inc.
300,000	2.800		03/15/22	309,354
200,000	4.350		04/15/47	262,369
United Technologies Corp.
116,000	3.650		08/16/23	124,946
750,000	3.950		08/16/25	839,638
1,000,000	4.125		11/16/28	1,171,813
500,000	6.125		07/15/38	745,855
173,000	4.450		11/16/38	217,398
400,000	4.500		06/01/42	513,700
500,000	4.625		11/16/48	672,308

				11,231,940

Banks – 16.7%
American Express Co.
350,000	3.400		02/22/24	375,283
710,000	3.000		10/30/24	751,087
450,000	4.200		11/06/25	509,595
415,000	4.050		12/03/42	520,976
American Express Credit Corp., MTN
350,000	2.250		05/05/21	352,583
560,000	3.300		05/03/27	612,791
Bank of America Corp.
(3M USD LIBOR + 0.790%)
1,042,000	3.004	(a)	12/20/23	1,080,798
(3M USD LIBOR + 0.780%)
135,000	3.550	(a)	03/05/24	142,567
(3M USD LIBOR + 0.810%)
400,000	3.366	(a)	01/23/26	427,564
(3M USD LIBOR + 1.512%)
540,000	3.705	(a)	04/24/28	594,478

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.040%)
868,000	3.419	%(a)	12/20/28	940,048
310,000	6.110		01/29/37	430,586
(3M USD LIBOR + 1.814%)
900,000	4.244	(a)	04/24/38	1,089,604
370,000	7.750		05/14/38	606,165
Bank of America Corp., GMTN
1,405,000	3.300		01/11/23	1,476,364
50,000	3.500		04/19/26	54,543
(3M USD LIBOR + 1.370%)
340,000	3.593	(a)	07/21/28	371,057
Bank of America Corp., Series L
50,000	3.950		04/21/25	54,664
250,000	4.183		11/25/27	277,217
Bank of America Corp., MTN
474,000	5.000		05/13/21	494,088
(3M USD LIBOR + 0.630%)
180,000	3.499	(a)	05/17/22	184,219
50,000	2.503		10/21/22	50,785
(3M USD LIBOR + 1.160%)
960,000	3.124	(a)	01/20/23	987,027
240,000	4.000		04/01/24	261,269
710,000	4.200		08/26/24	779,258
850,000	4.000		01/22/25	925,187
580,000	3.875		08/01/25	641,624
(3M USD LIBOR + 1.090%)
1,250,000	3.093	(a)	10/01/25	1,316,052
50,000	4.450		03/03/26	56,373
400,000	4.250		10/22/26	444,870
880,000	3.248		10/21/27	946,098
(3M USD LIBOR + 1.575%)
600,000	3.824	(a)	01/20/28	663,379
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	168,985
(3M USD LIBOR + 1.310%)
1,000,000	4.271	(a)	07/23/29	1,152,154
(3M USD LIBOR + 1.210%)
500,000	3.974	(a)	02/07/30	569,676
(3M USD LIBOR + 1.320%)
440,000	4.078	(a)	04/23/40	515,668
370,000	5.875		02/07/42	544,943
544,000	5.000		01/21/44	736,619
(3M USD LIBOR + 1.520%)
500,000	4.330	(a)	03/15/50	638,325
Bank of New York Mellon Corp. (The), MTN
445,000	2.050		05/03/21	447,870
263,000	2.600		02/07/22	268,721
(3M USD LIBOR + 0.634%)
150,000	2.661	(a)	05/16/23	153,479
120,000	3.450		08/11/23	128,248
1,270,000	2.200		08/16/23	1,298,248
20,000	2.800		05/04/26	21,347
75,000	2.450		08/17/26	78,558
590,000	3.250		05/16/27	647,233
60,000	3.300		08/23/29	65,793

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of New York Mellon Corp. (The), Series G
$640,000	3.000%		02/24/25	$678,022
Capital One Financial Corp.
200,000	3.450		04/30/21	204,040
1,338,000	4.750		07/15/21	1,395,859
850,000	3.300		10/30/24	901,969
250,000	3.200		02/05/25	264,153
427,000	4.200		10/29/25	464,802
435,000	3.750		07/28/26	464,896
300,000	3.750		03/09/27	327,693
290,000	3.800		01/31/28	317,256
Citibank NA
(3M USD LIBOR + 0.530%)
780,000	3.165	(a)	02/19/22	792,023
(3M USD LIBOR + 0.596%)
770,000	2.844	(a)	05/20/22	781,933
910,000	3.650		01/23/24	981,478
Citigroup, Inc.
110,000	2.700		03/30/21	110,991
320,000	2.350		08/02/21	323,456
1,306,000	2.900		12/08/21	1,334,151
780,000	4.500		01/14/22	822,383
200,000	2.700		10/27/22	205,062
500,000	3.500		05/15/23	525,499
130,000	3.875		10/25/23	140,380
90,000	4.000		08/05/24	97,822
535,000	3.875		03/26/25	574,452
190,000	3.300		04/27/25	203,776
150,000	4.400		06/10/25	167,391
80,000	5.500		09/13/25	93,702
225,000	3.700		01/12/26	244,697
40,000	4.600		03/09/26	45,291
800,000	3.400		05/01/26	860,614
360,000	3.200		10/21/26	385,246
40,000	4.300		11/20/26	44,546
667,000	4.450		09/29/27	755,582
240,000	4.125		07/25/28	268,278
(3M USD LIBOR + 1.338%)
935,000	3.980	(a)	03/20/30	1,060,791
860,000	2.976		11/05/30	905,774
240,000	6.625		06/15/32	332,003
660,000	8.125		07/15/39	1,137,964
230,000	6.675		09/13/43	349,889
150,000	5.300		05/06/44	201,319
310,000	4.650		07/30/45	396,614
240,000	4.750		05/18/46	299,674
(3M USD LIBOR + 1.839%)
620,000	4.281	(a)	04/24/48	771,112
320,000	4.650		07/23/48	421,832
Discover Bank
300,000	4.200		08/08/23	322,440
1,050,000	4.650		09/13/28	1,219,778
Discover Financial Services
149,000	4.100		02/09/27	162,577
Fifth Third Bancorp
750,000	4.300		01/16/24	814,646
330,000	8.250		03/01/38	542,951

Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.
840,000	3.150		03/14/21	850,720
250,000	2.300		01/14/22	251,830
JPMorgan Chase & Co.
1,650,000	2.550		03/01/21	1,662,675
300,000	2.400		06/07/21	303,094
577,000	4.500		01/24/22	607,549
660,000	3.250		09/23/22	690,216
117,000	2.972		01/15/23	120,530
140,000	3.200		01/25/23	146,042
(3M USD LIBOR + 0.935%)
200,000	2.776	(a)	04/25/23	205,172
60,000	3.375		05/01/23	62,985
250,000	2.700		05/18/23	258,954
150,000	3.875		02/01/24	162,734
1,695,000	3.875		09/10/24	1,843,282
80,000	3.125		01/23/25	85,186
1,400,000	3.300		04/01/26	1,515,539
810,000	3.200		06/15/26	867,567
400,000	4.125		12/15/26	448,996
(3M USD LIBOR + 1.245%)
200,000	3.960	(a)	01/29/27	222,296
870,000	4.250		10/01/27	990,075
540,000	3.625		12/01/27	586,176
(3M USD LIBOR + 1.337%)
215,000	3.782	(a)	02/01/28	238,414
(3M USD LIBOR + 1.380%)
700,000	3.540	(a)	05/01/28	764,037
(3M USD LIBOR + 1.160%)
836,000	3.702	(a)	05/06/30	928,514
550,000	6.400		05/15/38	824,274
(3M USD LIBOR + 1.360%)
750,000	3.882	(a)	07/24/38	862,465
175,000	5.500		10/15/40	243,561
610,000	5.600		07/15/41	875,788
180,000	5.400		01/06/42	250,876
400,000	5.625		08/16/43	569,385
150,000	4.850		02/01/44	202,092
230,000	4.950		06/01/45	304,818
(3M USD LIBOR + 1.580%)
460,000	4.260	(a)	02/22/48	570,408
(3M USD LIBOR + 1.380%)
650,000	3.964	(a)	11/15/48	781,018
(3M USD LIBOR + 1.220%)
500,000	3.897	(a)	01/23/49	595,030
JPMorgan Chase & Co., MTN
990,000	2.295		08/15/21	994,005
KeyCorp, MTN
400,000	2.550		10/01/29	407,410
Morgan Stanley
1,535,000	2.750		05/19/22	1,578,167
(3M USD LIBOR + 0.847%)
1,600,000	3.737	(a)	04/24/24	1,697,356
200,000	5.000		11/24/25	230,485
30,000	3.625		01/20/27	32,918
486,000	3.950		04/23/27	535,798

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 0.847%) – (continued)
$798,000	6.375%		07/24/42	$1,224,836
370,000	4.300		01/27/45	454,969
730,000	4.375		01/22/47	928,484
Morgan Stanley, GMTN
339,000	2.500		04/21/21	342,475
790,000	5.500		07/28/21	832,723
40,000	3.125		01/23/23	41,777
300,000	3.750		02/25/23	319,349
25,000	3.700		10/23/24	27,185
160,000	4.000		07/23/25	177,794
730,000	3.875		01/27/26	804,685
300,000	4.350		09/08/26	335,168
Morgan Stanley, MTN
600,000	2.625		11/17/21	611,479
800,000	4.100		05/22/23	851,824
865,000	3.125		07/27/26	920,058
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,148,410
PNC Bank NA
600,000	2.550		12/09/21	611,803
1,000,000	3.100		10/25/27	1,075,042
1,000,000	2.700		10/22/29	1,043,934
PNC Financial Services Group, Inc. (The)
705,000	3.300		03/08/22	734,884
950,000	2.600		07/23/26	991,133
State Street Corp.
(3M USD LIBOR + 0.635%)
870,000	2.653	(a)	05/15/23	891,752
828,000	3.100		05/15/23	872,136
275,000	3.700		11/20/23	298,782
35,000	3.300		12/16/24	37,540
300,000	3.550		08/18/25	330,988
180,000	2.650		05/19/26	188,993
Synchrony Financial
150,000	3.750		08/15/21	154,033
50,000	4.250		08/15/24	53,976
498,000	4.500		07/23/25	545,976
140,000	3.950		12/01/27	150,855
Truist Financial Corp., MTN
140,000	2.150		02/01/21	140,730
160,000	2.050		05/10/21	161,053
240,000	2.750		04/01/22	245,697
500,000	3.050		06/20/22	518,055
840,000	3.750		12/06/23	905,848
605,000	2.850		10/26/24	635,924
US Bancorp, MTN
50,000	2.350		01/29/21	50,334
1,000,000	3.000		03/15/22	1,031,878
550,000	3.700		01/30/24	595,748
550,000	3.600		09/11/24	597,341
540,000	3.100		04/27/26	578,988
400,000	3.900		04/26/28	465,717
320,000	3.000		07/30/29	340,102
US Bancorp, Series X
375,000	3.150		04/27/27	406,175

				98,615,943

Corporate Obligations – (continued)
Basic Industry – 1.1%
Dow Chemical Co. (The)
700,000	4.375		11/15/42	774,790
DuPont de Nemours, Inc.
2,000,000	4.205		11/15/23	2,182,707
500,000	5.419		11/15/48	630,925
International Paper Co.
220,000	3.000		02/15/27	236,509
200,000	4.800		06/15/44	234,494
190,000	4.400		08/15/47	207,059
150,000	4.350		08/15/48	167,219
LYB International Finance BV
220,000	4.875		03/15/44	261,183
LYB International Finance III LLC
300,000	4.200		10/15/49	316,631
LyondellBasell Industries NV
200,000	4.625		02/26/55	220,883
Rohm & Haas Co.
140,000	7.850		07/15/29	196,689
Sherwin-Williams Co. (The)
90,000	2.750		06/01/22	92,199
500,000	3.450		06/01/27	544,590
260,000	4.500		06/01/47	325,304

				6,391,182

Broadcasting – 0.6%
Discovery Communications LLC
300,000	2.950		03/20/23	310,469
363,000	3.950		03/20/28	393,614
568,000	5.200		09/20/47	681,384
Fox Corp.
990,000	4.030	(b)	01/25/24	1,071,795
990,000	4.709	(b)	01/25/29	1,166,487

				3,623,749

Brokerage – 0.2%
BlackRock, Inc.
200,000	3.500		03/18/24	215,806
Intercontinental Exchange, Inc.
50,000	4.000		10/15/23	53,853
660,000	3.750		12/01/25	725,522
290,000	4.250		09/21/48	354,437

				1,349,618

Capital Goods – 1.5%
3M Co.
350,000	3.250		08/26/49	368,078
3M Co., MTN
450,000	4.000		09/14/48	535,227
Caterpillar Financial Services Corp.
520,000	1.700		08/09/21	522,654
Caterpillar Financial Services Corp., MTN
250,000	1.950		11/18/22	254,952
Caterpillar, Inc.
50,000	3.900		05/27/21	51,678
130,000	3.400		05/15/24	139,468
80,000	5.200		05/27/41	111,319
130,000	3.803		08/15/42	155,053
550,000	3.250		09/19/49	593,835

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Deere & Co.
$480,000	2.600%	06/08/22	$490,269
320,000	3.900	06/09/42	394,544
General Electric Co.
1,400,000	2.700	10/09/22	1,429,921
40,000	4.125	10/09/42	43,943
170,000	4.500	03/11/44	196,642
General Electric Co., GMTN
400,000	6.750	03/15/32	539,409
200,000	6.150	08/07/37	264,962
224,000	6.875	01/10/39	314,450
General Electric Co., MTN
744,000	5.875	01/14/38	955,347
Honeywell International, Inc.
545,000	2.500	11/01/26	575,972
Illinois Tool Works, Inc.
50,000	2.650	11/15/26	53,742
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	260,338
Waste Management, Inc.
510,000	2.950	06/15/24	538,787
250,000	4.100	03/01/45	307,089

			9,097,679

Communications – 4.3%
AT&T, Inc.
215,000	3.600	07/15/25	232,737
370,000	3.800	02/15/27	405,942
50,000	4.850	07/15/45	58,815
Charter Communications Operating LLC / Charter Communications Operating Capital
170,000	4.464	07/23/22	180,574
960,000	4.908	07/23/25	1,080,460
315,000	3.750	02/15/28	338,063
440,000	4.200	03/15/28	480,299
670,000	5.050	03/30/29	777,083
423,000	6.384	10/23/35	558,970
130,000	5.375	04/01/38	150,450
650,000	6.484	10/23/45	837,173
580,000	5.375	05/01/47	666,718
320,000	5.750	04/01/48	381,250
Comcast Corp.
700,000	3.125	07/15/22	730,607
1,616,000	3.700	04/15/24	1,757,469
225,000	3.375	02/15/25	243,235
100,000	3.375	08/15/25	108,637
200,000	3.150	03/01/26	215,378
700,000	4.150	10/15/28	812,459
1,140,000	4.250	10/15/30	1,358,785
825,000	4.250	01/15/33	995,318
650,000	7.050	03/15/33	1,003,111
100,000	4.200	08/15/34	122,932
140,000	3.900	03/01/38	166,697
500,000	4.600	10/15/38	627,323
1,180,000	3.250	11/01/39	1,281,312
300,000	4.750	03/01/44	395,006

Corporate Obligations – (continued)
Communications – (continued)
Comcast Corp. – (continued)
230,000	3.400	07/15/46	249,935
500,000	3.969	11/01/47	590,099
1,092,000	4.700	10/15/48	1,424,874
205,000	4.049	11/01/52	246,428
681,000	4.950	10/15/58	933,454
NBCUniversal Media LLC
110,000	4.375	04/01/21	113,633
180,000	5.950	04/01/41	264,435
Time Warner Cable LLC
70,000	6.550	05/01/37	91,807
470,000	7.300	07/01/38	652,702
450,000	6.750	06/15/39	608,150
180,000	5.875	11/15/40	223,954
250,000	5.500	09/01/41	297,657
Time Warner Entertainment Co. LP
490,000	8.375	03/15/23	584,474
TWDC Enterprises 18 Corp., GMTN
240,000	4.125	06/01/44	302,953
TWDC Enterprises 18 Corp., MTN
240,000	2.950	06/15/27	263,582
ViacomCBS, Inc.
108,000	4.250	09/01/23	116,618
240,000	6.875	04/30/36	335,904
216,000	4.375	03/15/43	230,154
Walt Disney Co. (The)
110,000	3.000	09/15/22	114,759
1,000,000	1.750	08/30/24	1,017,902
1,000,000	2.750	09/01/49	1,011,209

			25,641,486

Consumer Cyclical – 7.2%
Amazon.com, Inc.
422,000	2.400	02/22/23	435,105
370,000	2.800	08/22/24	390,794
530,000	3.800	12/05/24	584,245
258,000	5.200	12/03/25	309,723
780,000	3.150	08/22/27	859,368
170,000	4.800	12/05/34	225,684
275,000	3.875	08/22/37	330,565
344,000	4.950	12/05/44	478,757
485,000	4.050	08/22/47	619,469
330,000	4.250	08/22/57	444,629
American Honda Finance Corp., GMTN
50,000	2.650	02/12/21	50,511
297,000	1.700	09/09/21	298,227
Costco Wholesale Corp.
734,000	2.300	05/18/22	751,611
200,000	3.000	05/18/27	218,256
Dollar Tree, Inc.
530,000	4.000	05/15/25	582,354
140,000	4.200	05/15/28	156,830
eBay, Inc.
150,000	2.875	08/01/21	152,568
250,000	2.600	07/15/22	256,321
250,000	2.750	01/30/23	257,078
50,000	3.450	08/01/24	53,052

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Co.
$300,000	4.346%		12/08/26	$301,939
370,000	7.450		07/16/31	420,217
320,000	4.750		01/15/43	280,921
320,000	5.291		12/08/46	294,481
Ford Motor Credit Co. LLC
300,000	5.750		02/01/21	308,334
300,000	3.336		03/18/21	302,946
555,000	5.875		08/02/21	580,183
520,000	5.596		01/07/22	547,005
250,000	4.375		08/06/23	258,340
300,000	3.664		09/08/24	304,439
1,150,000	4.063		11/01/24	1,164,169
376,000	4.134		08/04/25	378,523
General Motors Co.
340,000	5.000		10/01/28	374,074
550,000	6.600		04/01/36	661,625
300,000	6.250		10/02/43	339,839
328,000	5.400		04/01/48	334,479
200,000	5.950		04/01/49	218,550
General Motors Financial Co., Inc.
600,000	3.200		07/06/21	608,983
1,000,000	4.200		11/06/21	1,035,422
1,000,000	5.100		01/17/24	1,093,242
1,000,000	4.000		01/15/25	1,060,314
300,000	5.250		03/01/26	335,169
Home Depot, Inc. (The)
160,000	4.400		04/01/21	163,844
70,000	2.625		06/01/22	72,032
138,000	2.700		04/01/23	144,281
50,000	3.350		09/15/25	54,686
55,000	3.000		04/01/26	59,570
30,000	2.125		09/15/26	31,091
60,000	2.800		09/14/27	64,666
430,000	5.875		12/16/36	619,090
500,000	5.950		04/01/41	743,154
620,000	4.400		03/15/45	783,851
200,000	4.250		04/01/46	248,775
290,000	3.900		06/15/47	353,333
400,000	4.500		12/06/48	533,034
400,000	3.125		12/15/49	423,263
130,000	3.500		09/15/56	147,846
Las Vegas Sands Corp.
150,000	3.500		08/18/26	159,632
Lowe’s Cos., Inc.
1,010,000	2.500		04/15/26	1,047,491
30,000	3.100		05/03/27	31,903
1,000,000	3.650		04/05/29	1,109,794
100,000	3.700		04/15/46	106,960
264,000	4.050		05/03/47	297,823
Mastercard, Inc.
400,000	2.000		03/03/25	410,171
McDonald’s Corp., MTN
50,000	2.750		12/09/20	50,500
800,000	3.350		04/01/23	845,654
100,000	3.500		03/01/27	110,204

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
593,000	4.700		12/09/35	747,465
320,000	4.875		12/09/45	410,086
370,000	4.450		09/01/48	456,948
NIKE, Inc.
288,000	2.375		11/01/26	303,071
140,000	3.875		11/01/45	174,874
Starbucks Corp.
322,000	3.800		08/15/25	354,997
400,000	4.000		11/15/28	463,584
470,000	4.500		11/15/48	573,469
Target Corp.
590,000	3.500		07/01/24	645,453
350,000	4.000		07/01/42	425,234
140,000	3.625		04/15/46	161,232
80,000	3.900		11/15/47	97,349
Toyota Motor Credit Corp., GMTN
400,000	3.450		09/20/23	428,854
Toyota Motor Credit Corp., MTN
170,000	2.950		04/13/21	173,007
800,000	2.150		09/08/22	816,331
1,000,000	2.150		02/13/30	1,010,266
Visa, Inc.
625,000	3.150		12/14/25	679,330
360,000	2.750		09/15/27	388,058
270,000	4.150		12/14/35	335,025
600,000	4.300		12/14/45	778,902
280,000	3.650		09/15/47	334,197
Walmart, Inc.
80,000	1.900		12/15/20	80,261
100,000	2.350		12/15/22	103,229
188,000	2.550		04/11/23	195,148
500,000	3.400		06/26/23	533,739
470,000	2.650		12/15/24	496,751
1,415,000	3.700		06/26/28	1,608,489
325,000	3.250		07/08/29	362,454
360,000	5.250		09/01/35	505,463
530,000	3.950		06/28/38	646,538
100,000	3.625		12/15/47	119,121
650,000	4.050		06/29/48	822,495

				42,502,409

Consumer Noncyclical – 8.3%
Abbott Laboratories
34,000	3.400		11/30/23	36,489
60,000	2.950		03/15/25	64,474
84,000	3.750		11/30/26	94,455
438,000	4.750		11/30/36	579,433
700,000	4.900		11/30/46	973,910
AbbVie, Inc.
1,790,000	2.900		11/06/22	1,848,855
337,000	3.600		05/14/25	365,788
190,000	3.200		05/14/26	202,284
350,000	4.250		11/14/28	400,075
1,750,000	3.200	(b)	11/21/29	1,857,249
734,000	4.500		05/14/35	872,814

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$150,000	4.300%		05/14/36	$175,056
1,250,000	4.050	(b)	11/21/39	1,381,888
210,000	4.400		11/06/42	243,556
250,000	4.450		05/14/46	287,448
495,000	4.875		11/14/48	614,054
1,075,000	4.250	(b)	11/21/49	1,210,991
Amgen, Inc.
540,000	3.875		11/15/21	560,672
145,000	2.650		05/11/22	148,520
100,000	3.625		05/22/24	107,521
430,000	2.600		08/19/26	454,744
650,000	3.200		11/02/27	714,501
402,000	4.400		05/01/45	471,317
780,000	4.663		06/15/51	976,108
Becton Dickinson and Co.
300,000	3.700		06/06/27	331,600
260,000	4.685		12/15/44	324,180
400,000	4.669		06/06/47	504,543
Biogen, Inc.
307,000	3.625		09/15/22	324,064
900,000	4.050		09/15/25	1,010,998
270,000	5.200		09/15/45	349,269
Boston Scientific Corp.
215,000	4.550		03/01/39	267,072
200,000	4.700		03/01/49	261,508
Bristol-Myers Squibb Co.
130,000	3.250	(b)	08/15/22	135,594
500,000	3.625	(b)	05/15/24	542,239
580,000	3.875	(b)	08/15/25	649,336
600,000	3.450	(b)	11/15/27	672,730
50,000	3.900	(b)	02/20/28	57,070
1,520,000	3.400	(b)	07/26/29	1,709,118
350,000	4.125	(b)	06/15/39	426,432
380,000	5.000	(b)	08/15/45	520,328
320,000	4.550	(b)	02/20/48	422,169
500,000	4.250	(b)	10/26/49	640,661
Cardinal Health, Inc.
300,000	2.616		06/15/22	307,499
184,000	3.079		06/15/24	191,458
Centene Corp.
810,000	4.750		01/15/25	831,769
970,000	4.250	(b)	12/15/27	1,001,525
Eli Lilly & Co.
300,000	3.950		03/15/49	368,105
200,000	4.150		03/15/59	250,953
Gilead Sciences, Inc.
1,000,000	3.500		02/01/25	1,086,392
1,000,000	3.650		03/01/26	1,104,053
1,000,000	2.950		03/01/27	1,073,475
1,000,000	4.500		02/01/45	1,239,063
Johnson & Johnson
110,000	2.250		03/03/22	112,047
277,000	2.625		01/15/25	292,926
30,000	2.450		03/01/26	31,550
125,000	2.950		03/03/27	136,285

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
388,000	3.550		03/01/36	457,234
420,000	3.625		03/03/37	492,324
300,000	5.950		08/15/37	464,446
60,000	3.400		01/15/38	68,484
70,000	3.700		03/01/46	84,711
395,000	3.750		03/03/47	481,254
Medtronic, Inc.
670,000	4.375		03/15/35	858,796
424,000	4.625		03/15/45	573,066
Merck & Co., Inc.
50,000	3.875		01/15/21	50,892
40,000	2.350		02/10/22	40,968
400,000	2.900		03/07/24	424,310
285,000	2.750		02/10/25	302,109
400,000	3.400		03/07/29	448,322
150,000	3.900		03/07/39	184,694
50,000	4.150		05/18/43	63,620
690,000	3.700		02/10/45	826,926
340,000	4.000		03/07/49	428,149
Mylan NV
400,000	3.950		06/15/26	432,294
Mylan, Inc.
300,000	5.200		04/15/48	356,660
Pfizer, Inc.
40,000	2.200		12/15/21	40,690
657,000	2.950		03/15/24	695,811
125,000	2.750		06/03/26	133,966
50,000	3.000		12/15/26	54,232
300,000	3.450		03/15/29	337,278
540,000	7.200		03/15/39	906,768
280,000	4.400		05/15/44	353,615
130,000	4.125		12/15/46	159,091
320,000	4.000		03/15/49	397,928
Philip Morris International, Inc.
112,000	1.875		02/25/21	112,301
100,000	2.500		11/02/22	102,769
50,000	3.250		11/10/24	53,623
335,000	3.375		08/11/25	364,217
20,000	2.750		02/25/26	21,084
440,000	6.375		05/16/38	636,538
100,000	4.375		11/15/41	116,488
30,000	3.875		08/21/42	32,666
645,000	4.125		03/04/43	738,019
50,000	4.250		11/10/44	58,039
Stryker Corp.
420,000	3.500		03/15/26	464,269
Thermo Fisher Scientific, Inc.
50,000	3.000		04/15/23	52,361
50,000	4.150		02/01/24	55,075
314,000	2.950		09/19/26	335,200
340,000	3.200		08/15/27	374,783
Walgreen Co.
50,000	3.100		09/15/22	51,796
Walgreens Boots Alliance, Inc.
550,000	3.300		11/18/21	565,687

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Walgreens Boots Alliance, Inc. – (continued)
$174,000	3.800%	11/18/24	$185,569
350,000	3.450	06/01/26	368,228
450,000	4.800	11/18/44	473,931
Wyeth LLC
140,000	6.500	02/01/34	211,760
530,000	5.950	04/01/37	773,222
Zoetis, Inc.
790,000	3.000	09/12/27	851,727
100,000	4.700	02/01/43	131,925

			49,068,128

Consumer Products – 0.2%
Newell Brands, Inc.
125,000	4.200	04/01/26	130,279
Procter & Gamble Co. (The)
538,000	3.100	08/15/23	573,140
275,000	2.450	11/03/26	295,290

			998,709

Electric – 1.6%
Berkshire Hathaway Energy Co.
417,000	6.125	04/01/36	597,742
120,000	5.150	11/15/43	160,164
40,000	4.500	02/01/45	49,698
Dominion Energy, Inc.
200,000	3.900	10/01/25	220,876
Duke Energy Corp.
680,000	1.800	09/01/21	682,874
400,000	2.650	09/01/26	417,893
375,000	3.750	09/01/46	410,988
Exelon Corp.
200,000	3.497	06/01/22	207,366
400,000	4.450	04/15/46	478,589
Exelon Generation Co. LLC
225,000	6.250	10/01/39	287,483
FirstEnergy Corp., Series B
255,000	3.900	07/15/27	282,371
FirstEnergy Corp., Series C
360,000	7.375	11/15/31	526,579
150,000	4.850	07/15/47	185,986
Florida Power & Light Co.
500,000	3.950	03/01/48	617,163
MidAmerican Energy Co.
300,000	4.250	07/15/49	386,532
NextEra Energy Capital Holdings, Inc.
400,000	2.900	04/01/22	411,721
80,000	3.550	05/01/27	87,444
NiSource, Inc.
435,000	2.950	09/01/29	455,553
350,000	4.375	05/15/47	409,658
Sempra Energy
300,000	3.400	02/01/28	323,889
200,000	4.000	02/01/48	221,985
Southern California Edison Co.
100,000	4.650	10/01/43	121,439
300,000	4.000	04/01/47	335,955

Corporate Obligations – (continued)
Electric – (continued)
Southern Co. (The)
90,000	2.350	07/01/21	90,867
260,000	3.250	07/01/26	278,206
630,000	4.400	07/01/46	748,195
Virginia Electric & Power Co., Series A
140,000	3.150	01/15/26	150,976

			9,148,192

Energy – 6.2%
Baker Hughes a GE Co. LLC
190,000	5.125	09/15/40	232,630
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
575,000	3.337	12/15/27	601,003
BP Capital Markets America, Inc.
450,000	3.790	02/06/24	486,256
300,000	3.410	02/11/26	326,510
50,000	3.119	05/04/26	53,365
60,000	3.017	01/16/27	64,638
520,000	4.234	11/06/28	602,782
250,000	3.000	02/24/50	247,937
Cheniere Corpus Christi Holdings LLC
600,000	5.125	06/30/27	657,000
Chevron Corp.
646,000	2.566	05/16/23	668,994
1,212,000	3.191	06/24/23	1,276,079
30,000	2.895	03/03/24	31,717
32,000	3.326	11/17/25	35,083
180,000	2.954	05/16/26	192,728
Concho Resources, Inc.
825,000	3.750	10/01/27	855,937
230,000	4.875	10/01/47	252,425
ConocoPhillips
580,000	6.500	02/01/39	855,287
ConocoPhillips Co.
250,000	4.950	03/15/26	293,396
100,000	4.300	11/15/44	120,102
ConocoPhillips Holding Co.
515,000	6.950	04/15/29	705,729
Devon Energy Corp.
190,000	5.600	07/15/41	243,367
190,000	4.750	05/15/42	196,918
Energy Transfer Operating LP
20,000	4.650	06/01/21	20,623
100,000	3.600	02/01/23	103,736
250,000	4.500	04/15/24	272,066
400,000	4.750	01/15/26	440,914
400,000	5.250	04/15/29	452,689
200,000	6.500	02/01/42	249,902
20,000	5.150	03/15/45	21,317
220,000	6.125	12/15/45	256,406
334,000	5.300	04/15/47	347,949
350,000	6.000	06/15/48	395,397
200,000	6.250	04/15/49	231,464
Enterprise Products Operating LLC
882,000	3.350	03/15/23	928,884
157,000	3.900	02/15/24	169,925

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$107,000	3.750%	02/15/25	$117,075
748,000	3.125	07/31/29	772,604
225,000	4.850	08/15/42	270,045
340,000	4.450	02/15/43	396,813
200,000	4.850	03/15/44	245,536
190,000	5.100	02/15/45	229,642
50,000	4.900	05/15/46	58,713
200,000	4.800	02/01/49	235,259
500,000	4.200	01/31/50	526,099
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	167,645
Exxon Mobil Corp.
773,000	2.222	03/01/21	778,551
100,000	2.397	03/06/22	102,365
1,655,000	2.019	08/16/24	1,709,954
525,000	3.043	03/01/26	561,386
60,000	3.567	03/06/45	67,155
370,000	4.114	03/01/46	448,274
550,000	3.095	08/16/49	568,418
Halliburton Co.
780,000	5.000	11/15/45	845,918
Kinder Morgan Energy Partners LP
10,000	3.500	03/01/21	10,177
50,000	5.500	03/01/44	61,048
Kinder Morgan Energy Partners LP, MTN
200,000	6.950	01/15/38	270,908
Kinder Morgan, Inc.
180,000	3.150	01/15/23	186,776
200,000	4.300	06/01/25	221,860
308,000	4.300	03/01/28	342,899
320,000	5.550	06/01/45	379,763
385,000	5.050	02/15/46	436,114
Kinder Morgan, Inc., GMTN
440,000	7.750	01/15/32	632,738
Marathon Petroleum Corp.
235,000	5.125	03/01/21	244,026
295,000	6.500	03/01/41	413,258
MPLX LP
1,000,000	4.500	07/15/23	1,083,522
50,000	4.875	06/01/25	56,067
145,000	4.500	04/15/38	148,286
300,000	5.200	03/01/47	316,605
400,000	5.500	02/15/49	455,458
Noble Energy, Inc.
190,000	5.250	11/15/43	200,483
ONEOK, Inc.
250,000	5.200	07/15/48	293,048
Ovintiv, Inc.
280,000	6.500	08/15/34	300,594
Phillips 66
250,000	4.300	04/01/22	265,855
210,000	3.900	03/15/28	235,844
140,000	4.650	11/15/34	171,741
360,000	5.875	05/01/42	516,925
110,000	4.875	11/15/44	132,945

Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
630,000	3.650	06/01/22	648,371
250,000	3.600	11/01/24	261,716
110,000	4.650	10/15/25	119,908
240,000	4.500	12/15/26	258,504
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	109,525
895,000	5.625	03/01/25	1,016,385
518,000	5.875	06/30/26	599,423
220,000	5.000	03/15/27	243,474
225,000	4.200	03/15/28	238,500
Sunoco Logistics Partners Operations LP
500,000	4.000	10/01/27	545,558
50,000	5.350	05/15/45	55,764
200,000	5.400	10/01/47	212,401
Valero Energy Corp.
587,000	3.400	09/15/26	633,108
500,000	4.000	04/01/29	545,332
170,000	6.625	06/15/37	233,530
Williams Cos., Inc. (The)
350,000	4.300	03/04/24	379,869
1,000,000	4.550	06/24/24	1,097,146
705,000	3.900	01/15/25	753,097
50,000	3.750	06/15/27	52,254
240,000	6.300	04/15/40	293,756
208,000	5.100	09/15/45	230,087

			36,897,255

Financial Company – 0.7%
Air Lease Corp., MTN
300,000	2.300	02/01/25	300,567
Ares Capital Corp.
300,000	3.250	07/15/25	305,655
BlackRock, Inc.
400,000	2.400	04/30/30	414,525
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	319,930
1,920,000	4.418	11/15/35	2,193,100
International Lease Finance Corp.
375,000	5.875	08/15/22	411,231

			3,945,008

Food and Beverage – 2.2%
Coca-Cola Co. (The)
475,000	2.875	10/27/25	514,698
380,000	2.250	09/01/26	399,859
Conagra Brands, Inc.
500,000	4.600	11/01/25	560,158
General Mills, Inc.
470,000	4.200	04/17/28	542,375
Keurig Dr Pepper, Inc.
265,000	3.551	05/25/21	271,501
178,000	4.057	05/25/23	191,304
210,000	4.597	05/25/28	242,652
Kraft Heinz Foods Co.
250,000	4.000	06/15/23	260,478
250,000	3.950	07/15/25	260,914

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Kraft Heinz Foods Co. – (continued)
$1,650,000	3.000%		06/01/26	$1,643,598
250,000	6.875		01/26/39	300,419
250,000	6.500		02/09/40	291,452
990,000	4.875	(b)	10/01/49	979,107
Molson Coors Beverage Co.
120,000	2.100		07/15/21	120,843
780,000	3.000		07/15/26	815,968
140,000	5.000		05/01/42	160,223
150,000	4.200		07/15/46	156,281
PepsiCo, Inc.
800,000	3.100		07/17/22	831,159
80,000	2.750		04/30/25	84,795
500,000	2.850		02/24/26	539,835
620,000	4.450		04/14/46	828,631
630,000	3.450		10/06/46	723,625
30,000	4.000		05/02/47	37,602
Sysco Corp.
200,000	3.300		07/15/26	219,977
60,000	3.250		07/15/27	65,565
Tyson Foods, Inc.
50,000	3.950		08/15/24	54,629
762,000	4.000		03/01/26	848,307
350,000	3.550		06/02/27	385,367
290,000	4.550		06/02/47	355,355
300,000	5.100		09/28/48	391,915

				13,078,592

Healthcare – 4.7%
Aetna, Inc.
350,000	2.800		06/15/23	359,643
675,000	3.500		11/15/24	725,055
140,000	6.625		06/15/36	201,899
Anthem, Inc.
250,000	3.500		08/15/24	268,940
50,000	3.350		12/01/24	53,939
1,320,000	3.650		12/01/27	1,449,585
90,000	4.625		05/15/42	106,835
250,000	4.650		01/15/43	294,594
75,000	4.650		08/15/44	90,849
295,000	4.375		12/01/47	337,703
Cigna Corp.
1,000,000	3.000	(b)	07/15/23	1,039,573
1,400,000	4.125		11/15/25	1,576,868
1,000,000	4.375		10/15/28	1,135,995
750,000	4.900		12/15/48	931,222
CVS Health Corp.
550,000	2.125		06/01/21	553,209
548,000	2.750		12/01/22	564,675
680,000	3.700		03/09/23	717,792
849,000	4.000		12/05/23	912,469
579,000	4.100		03/25/25	635,763
100,000	3.875		07/20/25	108,888
1,027,000	4.300		03/25/28	1,150,137
180,000	3.250		08/15/29	189,448
1,370,000	4.780		03/25/38	1,620,598

Corporate Obligations – (continued)
Healthcare – (continued)
CVS Health Corp. – (continued)
245,000	5.300		12/05/43	319,812
578,000	5.125		07/20/45	709,852
1,310,000	5.050		03/25/48	1,603,266
DH Europe Finance II Sarl
500,000	3.250		11/15/39	537,421
300,000	3.400		11/15/49	332,059
HCA, Inc.
470,000	4.750		05/01/23	506,425
890,000	5.000		03/15/24	985,675
270,000	5.250		04/15/25	307,125
150,000	5.250		06/15/26	171,750
425,000	4.500		02/15/27	470,156
354,000	4.125		06/15/29	388,073
565,000	5.125		06/15/39	652,575
145,000	5.500		06/15/47	172,912
UnitedHealth Group, Inc.
400,000	2.875		03/15/22	410,972
359,000	2.875		03/15/23	375,378
420,000	3.750		07/15/25	467,352
530,000	3.100		03/15/26	570,736
580,000	3.450		01/15/27	635,532
120,000	4.625		07/15/35	151,061
275,000	5.800		03/15/36	386,065
320,000	6.875		02/15/38	503,736
200,000	4.250		03/15/43	240,710
300,000	4.750		07/15/45	388,811
180,000	4.200		01/15/47	216,383
130,000	3.750		10/15/47	147,670
270,000	4.450		12/15/48	340,901
200,000	3.875		08/15/59	228,989
Zimmer Biomet Holdings, Inc.
320,000	3.550		04/01/25	345,349

				27,592,425

Insurance – 2.1%
American International Group, Inc.
1,015,000	3.750		07/10/25	1,107,029
715,000	3.900		04/01/26	792,997
300,000	3.875		01/15/35	343,637
602,000	4.500		07/16/44	739,782
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
200,000	5.750		04/01/48	229,419
Berkshire Hathaway Finance Corp.
10,000	5.750		01/15/40	14,662
460,000	4.200		08/15/48	565,981
410,000	4.250		01/15/49	512,100
Berkshire Hathaway, Inc.
1,000,000	2.200		03/15/21	1,007,444
670,000	3.125		03/15/26	726,051
90,000	4.500		02/11/43	119,313
Brighthouse Financial, Inc.
450,000	4.700		06/22/47	455,361
Chubb INA Holdings, Inc.
250,000	4.350		11/03/45	324,115

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Equitable Holdings, Inc.
$350,000	3.900%		04/20/23	$375,021
696,000	4.350		04/20/28	777,229
130,000	5.000		04/20/48	150,529
Marsh & McLennan Cos., Inc.
200,000	4.900		03/15/49	268,674
MetLife, Inc.
50,000	3.600		04/10/24	54,704
240,000	6.375		06/15/34	358,179
170,000	5.700		06/15/35	242,351
350,000	5.875		02/06/41	503,523
410,000	4.125		08/13/42	490,285
229,000	4.875		11/13/43	309,665
120,000	4.050		03/01/45	145,968
100,000	4.600		05/13/46	130,298
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
450,000	5.625	(a)	06/15/43	480,853
(3M USD LIBOR + 2.380%)
400,000	4.500	(a)	09/15/47	438,630
275,000	3.905		12/07/47	318,034
Prudential Financial, Inc., MTN
480,000	4.350		02/25/50	594,515

				12,576,349

Metals and Mining – 0.1%
Newmont Corp.
310,000	4.875		03/15/42	397,987

Natural Gas – 0.1%
Sempra Energy
325,000	3.250		06/15/27	347,108

REITs and Real Estate – 0.8%
Boston Properties LP
570,000	3.850		02/01/23	604,898
375,000	3.650		02/01/26	406,994
60,000	2.750		10/01/26	62,837
Equinix, Inc.
500,000	2.625		11/18/24	514,597
480,000	5.875		01/15/26	507,300
700,000	5.375		05/15/27	756,000
GLP Capital LP / GLP Financing II, Inc.
125,000	5.375		04/15/26	142,038
Simon Property Group LP
300,000	2.000		09/13/24	303,270
150,000	3.375		10/01/24	160,202
327,000	3.300		01/15/26	353,084
370,000	3.375		06/15/27	402,986
Welltower, Inc.
60,000	4.000		06/01/25	66,057
185,000	4.250		04/15/28	211,002

				4,491,265

Revenue – 0.2%
CommonSpirit Health
100,000	2.760		10/01/24	105,188
300,000	4.350		11/01/42	348,582

Corporate Obligations – (continued)
Revenue – (continued)
Kaiser Foundation Hospitals
500,000	4.150		05/01/47	635,157

				1,088,927

Technology – 9.2%
Alphabet, Inc.
293,000	1.998		08/15/26	303,333
Apple, Inc.
1,187,000	2.250		02/23/21	1,195,256
140,000	2.850		05/06/21	142,544
215,000	1.550		08/04/21	215,987
1,950,000	2.500		02/09/22	2,001,930
2,088,000	2.100		09/12/22	2,129,745
30,000	3.000		02/09/24	31,841
784,000	3.450		05/06/24	849,639
430,000	2.850		05/11/24	454,276
350,000	2.450		08/04/26	367,130
110,000	3.000		06/20/27	119,230
355,000	2.900		09/12/27	383,679
410,000	3.000		11/13/27	447,034
230,000	4.500		02/23/36	294,258
687,000	3.850		05/04/43	819,622
550,000	4.450		05/06/44	711,174
200,000	3.450		02/09/45	227,011
380,000	4.375		05/13/45	491,354
560,000	4.650		02/23/46	747,410
644,000	3.850		08/04/46	769,856
160,000	4.250		02/09/47	202,604
50,000	3.750		11/13/47	59,724
220,000	2.950		09/11/49	230,518
Broadcom Corp. / Broadcom Cayman Finance Ltd.
483,000	3.000		01/15/22	492,498
30,000	2.650		01/15/23	30,610
100,000	3.625		01/15/24	104,821
300,000	3.125		01/15/25	309,669
997,000	3.875		01/15/27	1,051,440
160,000	3.500		01/15/28	166,953
Broadcom, Inc.
150,000	3.625	(b)	10/15/24	157,912
360,000	4.250	(b)	04/15/26	386,590
800,000	4.750	(b)	04/15/29	894,075
Cisco Systems, Inc.
1,300,000	2.200		02/28/21	1,308,615
150,000	1.850		09/20/21	151,290
315,000	3.625		03/04/24	343,456
466,000	5.900		02/15/39	703,913
270,000	5.500		01/15/40	395,745
Dell International LLC / EMC Corp.
1,310,000	4.420	(b)	06/15/21	1,353,596
175,000	5.450	(b)	06/15/23	192,707
764,000	6.020	(b)	06/15/26	896,021
390,000	8.100	(b)	07/15/36	535,837
460,000	8.350	(b)	07/15/46	623,415
Fidelity National Information Services, Inc.
101,000	3.000		08/15/26	108,172

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Global Payments, Inc.
$310,000	3.200%	08/15/29	$330,360
Hewlett Packard Enterprise Co.
100,000	4.400	10/15/22	106,974
1,000,000	2.250	04/01/23	1,016,017
HP, Inc.
268,000	6.000	09/15/41	309,179
Intel Corp.
470,000	2.875	05/11/24	498,132
253,000	3.700	07/29/25	279,982
200,000	2.600	05/19/26	210,793
240,000	3.150	05/11/27	262,382
200,000	2.450	11/15/29	208,591
340,000	4.100	05/19/46	417,746
320,000	4.100	05/11/47	391,992
95,000	3.734	12/08/47	113,606
1,000,000	3.250	11/15/49	1,083,287
Lam Research Corp.
525,000	4.000	03/15/29	594,153
460,000	4.875	03/15/49	605,385
Microchip Technology, Inc.
720,000	4.333	06/01/23	777,786
Microsoft Corp.
1,200,000	1.550	08/08/21	1,206,019
60,000	2.400	02/06/22	61,401
882,000	2.375	02/12/22	902,559
350,000	2.000	08/08/23	359,470
97,000	2.875	02/06/24	102,583
795,000	2.700	02/12/25	844,325
60,000	2.400	08/08/26	63,194
705,000	3.300	02/06/27	783,402
475,000	3.500	02/12/35	553,336
450,000	3.450	08/08/36	520,048
650,000	4.100	02/06/37	808,725
95,000	5.200	06/01/39	135,734
200,000	4.500	10/01/40	268,127
280,000	3.500	11/15/42	329,848
140,000	3.750	02/12/45	169,837
469,000	4.450	11/03/45	626,742
1,260,000	3.700	08/08/46	1,530,651
430,000	4.250	02/06/47	569,353
155,000	4.000	02/12/55	197,701
200,000	4.750	11/03/55	290,231
420,000	3.950	08/08/56	533,441
464,000	4.500	02/06/57	649,362
NVIDIA Corp.
290,000	3.200	09/16/26	316,690
Oracle Corp.
656,000	2.800	07/08/21	670,868
300,000	1.900	09/15/21	302,770
1,150,000	2.500	05/15/22	1,176,656
400,000	2.500	10/15/22	411,527
30,000	2.625	02/15/23	31,068
150,000	2.400	09/15/23	155,471
775,000	3.400	07/08/24	835,082
40,000	2.950	11/15/24	42,618

Corporate Obligations – (continued)
Technology – (continued)
Oracle Corp. – (continued)
130,000	2.950	05/15/25	138,504
950,000	2.650	07/15/26	1,003,344
80,000	3.250	11/15/27	87,963
440,000	4.300	07/08/34	542,402
200,000	3.900	05/15/35	237,650
420,000	3.850	07/15/36	499,343
245,000	3.800	11/15/37	284,827
312,000	6.500	04/15/38	477,929
220,000	5.375	07/15/40	302,709
300,000	4.125	05/15/45	365,482
440,000	4.000	07/15/46	536,864
670,000	4.000	11/15/47	800,360
200,000	4.375	05/15/55	253,729
QUALCOMM, Inc.
276,000	2.900	05/20/24	289,617
750,000	3.250	05/20/27	809,395
200,000	4.650	05/20/35	245,759
320,000	4.800	05/20/45	406,531
380,000	4.300	05/20/47	457,203
Texas Instruments, Inc.
422,000	4.150	05/15/48	540,327
VMware, Inc.
300,000	2.950	08/21/22	308,939

			54,646,571

Transportation – 1.3%
Burlington Northern Santa Fe LLC
490,000	4.450	03/15/43	607,314
130,000	4.900	04/01/44	173,373
150,000	4.550	09/01/44	189,373
460,000	4.150	04/01/45	552,938
350,000	3.900	08/01/46	417,869
CSX Corp.
550,000	3.250	06/01/27	598,798
30,000	3.800	03/01/28	33,825
190,000	3.800	11/01/46	210,925
FedEx Corp.
340,000	3.100	08/05/29	354,163
860,000	4.400	01/15/47	940,182
500,000	4.950	10/17/48	570,810
Union Pacific Corp.
530,000	4.163	07/15/22	561,225
450,000	3.950	09/10/28	513,242
50,000	4.375	09/10/38	59,880
300,000	4.300	03/01/49	363,131
310,000	3.799	10/01/51	348,043
United Parcel Service, Inc.
1,000,000	2.450	10/01/22	1,021,731
330,000	3.750	11/15/47	367,377

			7,884,199

Wireless – 4.4%
American Tower Corp.
50,000	4.000	06/01/25	55,060
400,000	3.375	10/15/26	433,069
475,000	3.800	08/15/29	523,767

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc.
$161,000	2.800%		02/17/21	$162,338
650,000	3.200		03/01/22	669,370
50,000	3.000		06/30/22	51,497
230,000	2.625		12/01/22	235,507
450,000	3.600		02/17/23	474,907
25,000	3.800		03/01/24	26,861
60,000	3.900		03/11/24	64,534
410,000	3.950		01/15/25	447,776
440,000	3.400		05/15/25	471,318
280,000	4.125		02/17/26	310,099
400,000	4.250		03/01/27	448,037
560,000	4.100		02/15/28	626,343
565,000	4.350		03/01/29	645,632
520,000	4.300		02/15/30	597,819
85,000	4.500		05/15/35	98,997
551,000	5.250		03/01/37	680,815
340,000	4.850		03/01/39	406,989
360,000	6.000		08/15/40	482,700
90,000	5.350		09/01/40	113,345
100,000	6.375		03/01/41	139,299
320,000	5.550		08/15/41	410,834
154,000	5.150		03/15/42	188,149
250,000	4.300		12/15/42	277,095
270,000	4.800		06/15/44	314,292
430,000	4.350		06/15/45	477,401
610,000	4.750		05/15/46	714,414
170,000	5.150		11/15/46	211,086
400,000	5.650		02/15/47	525,612
440,000	5.450		03/01/47	568,715
910,000	4.500		03/09/48	1,040,359
607,000	4.550		03/09/49	704,549
70,000	5.700		03/01/57	94,002
CC Holdings GS V LLC / Crown Castle GS III Corp.
500,000	3.849		04/15/23	531,596
Crown Castle International Corp.
250,000	4.875		04/15/22	266,837
190,000	5.250		01/15/23	208,586
60,000	3.150		07/15/23	62,583
210,000	4.450		02/15/26	235,968
130,000	3.650		09/01/27	142,576
Verizon Communications, Inc.
370,000	2.946		03/15/22	383,042
560,000	3.125		03/16/22	581,720
130,000	5.150		09/15/23	145,994
200,000	3.500		11/01/24	215,958
634,000	3.376		02/15/25	685,663
730,000	4.125		03/16/27	833,528
750,000	4.329		09/21/28	877,608
170,000	4.016		12/03/29	197,621
560,000	4.500		08/10/33	686,059
200,000	4.400		11/01/34	241,789
220,000	4.272		01/15/36	264,988
460,000	5.250		03/16/37	611,659
225,000	4.812		03/15/39	290,007
170,000	3.850		11/01/42	195,595

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
270,000	6.550		09/15/43	419,410
500,000	4.125		08/15/46	605,486
640,000	4.862		08/21/46	853,283
110,000	5.500		03/16/47	156,961
300,000	4.522		09/15/48	386,130
330,000	5.012		04/15/49	455,095
562,000	5.012		08/21/54	782,094
555,000	4.672		03/15/55	737,584

				25,748,007

Wirelines – 0.1%
AT&T, Inc.
450,000	4.900		08/15/37	539,863
110,000	5.150		02/15/50	137,729

				677,592

TOTAL CORPORATE OBLIGATIONS
(Cost $415,329,412)				$449,046,966

Foreign Corporate Debt – 22.4%
Banks – 11.5%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$870,000	2.300%		06/01/21	$879,654
750,000	2.050		11/21/22	761,480
Australia & New Zealand Banking Group Ltd. (Australia)
280,000	2.550		11/23/21	285,335
Banco Santander SA (Spain)
200,000	3.800		02/23/28	215,443
200,000	3.306		06/27/29	216,042
Bank of Montreal, MTN (Canada)
120,000	1.900		08/27/21	120,540
1,100,000	2.900		03/26/22	1,132,020
200,000	2.550		11/06/22	205,520
Bank of Montreal(a) (Canada)
(5 Year USD Swap + 1.432%)
100,000	3.803		12/15/32	109,062
Bank of Montreal, Series D (Canada)
928,000	3.100		04/13/21	945,446
Bank of Nova Scotia (The) (Canada)
1,000,000	2.000		11/15/22	1,015,752
1,530,000	3.400		02/11/24	1,626,139
Barclays PLC (United Kingdom)
472,000	3.250		01/12/21	478,051
200,000	3.684		01/10/23	206,373
(3M USD LIBOR + 1.400%)
500,000	4.610	(a)	02/15/23	525,442
(3M USD LIBOR + 1.356%)
700,000	4.338	(a)	05/16/24	747,855
690,000	3.650		03/16/25	731,989
1,140,000	4.375		01/12/26	1,260,789
330,000	5.250		08/17/45	420,186
400,000	4.950		01/10/47	491,730
BNP Paribas SA, MTN (France)
50,000	3.250		03/03/23	52,405

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
BPCE SA (France)
$700,000	2.650%		02/03/21	$706,949
Cooperatieve Rabobank UA (Netherlands)
100,000	3.875		02/08/22	104,101
370,000	3.950		11/09/22	390,061
800,000	4.625		12/01/23	873,376
250,000	3.750		07/21/26	269,750
380,000	5.250		05/24/41	548,345
370,000	5.750		12/01/43	543,143
330,000	5.250		08/04/45	451,932
Credit Suisse AG (Switzerland)
670,000	3.000		10/29/21	686,151
Credit Suisse AG, MTN (Switzerland)
960,000	3.625		09/09/24	1,031,856
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800		09/15/22	316,133
710,000	4.550		04/17/26	801,834
300,000	4.875		05/15/45	393,632
Deutsche Bank AG (Germany)
860,000	4.250		10/14/21	887,598
230,000	3.300		11/16/22	234,969
200,000	3.950		02/27/23	207,783
130,000	3.700		05/30/24	136,224
500,000	3.961		11/26/25	526,875
Deutsche Bank AG, Series D (Germany)
310,000	5.000		02/14/22	326,450
Deutsche Bank AG, GMTN (Germany)
50,000	3.375		05/12/21	50,783
HSBC Holdings PLC (United Kingdom)
300,000	3.400		03/08/21	305,052
200,000	2.950		05/25/21	203,163
1,010,000	2.650		01/05/22	1,027,462
(3M USD LIBOR + 1.055%)
1,240,000	3.262	(a)	03/13/23	1,277,933
700,000	4.250		03/14/24	753,425
(3M USD LIBOR + 0.987%)
500,000	3.950	(a)	05/18/24	530,081
400,000	4.250		08/18/25	432,365
(3M USD LIBOR + 1.140%)
250,000	2.633	(a)	11/07/25	255,666
550,000	4.300		03/08/26	613,295
1,305,000	3.900		05/25/26	1,427,270
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	550,568
500,000	4.375		11/23/26	547,007
(3M USD LIBOR + 1.610%)
500,000	3.973	(a)	05/22/30	545,560
250,000	6.500		05/02/36	342,007
504,000	6.500		09/15/37	690,478
110,000	6.800		06/01/38	157,785
350,000	6.100		01/14/42	513,202
280,000	5.250		03/14/44	355,175
ING Groep NV (Netherlands)
798,000	3.150		03/29/22	823,871
390,000	4.100		10/02/23	421,689
200,000	3.950		03/29/27	220,482

Foreign Corporate Debt – (continued)
Banks – (continued)
ING Groep NV (Netherlands) – (continued)
490,000	4.550		10/02/28	574,088
630,000	4.050		04/09/29	714,330
Lloyds Bank PLC (United Kingdom)
250,000	3.300		05/07/21	255,753
Lloyds Banking Group PLC (United Kingdom)
250,000	3.000		01/11/22	255,868
1,100,000	4.050		08/16/23	1,182,257
200,000	3.900		03/12/24	215,131
200,000	4.500		11/04/24	217,874
300,000	4.582		12/10/25	330,339
525,000	3.750		01/11/27	569,914
1,180,000	4.375		03/22/28	1,336,187
200,000	5.300		12/01/45	257,180
200,000	4.344		01/09/48	226,099
Mitsubishi UFJ Financial Group, Inc. (Japan)
350,000	2.950		03/01/21	355,035
1,000,000	2.623		07/18/22	1,024,304
1,180,000	2.665		07/25/22	1,209,654
950,000	3.850		03/01/26	1,054,351
230,000	3.677		02/22/27	252,390
150,000	3.287		07/25/27	162,628
950,000	3.961		03/02/28	1,086,229
300,000	3.195		07/18/29	321,602
Mizuho Financial Group, Inc. (Japan)
300,000	2.273		09/13/21	303,615
690,000	2.601		09/11/22	708,221
200,000	2.839		09/13/26	210,051
740,000	4.018		03/05/28	839,697
National Australia Bank Ltd. (Australia)
550,000	2.500		07/12/26	571,490
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500		05/22/22	562,959
Royal Bank of Canada, GMTN (Canada)
400,000	3.200		04/30/21	408,703
300,000	4.650		01/27/26	345,361
Royal Bank of Scotland Group PLC (United Kingdom)
(3M USD LIBOR + 1.480%)
960,000	3.498	(a)	05/15/23	990,664
325,000	6.100		06/10/23	360,608
(3M USD LIBOR + 1.762%)
1,525,000	4.269	(a)	03/22/25	1,644,850
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	402,694
(US 5 Year CMT T-Note + 2.100%)
830,000	3.754	(a)	11/01/29	866,001
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	592,852
Santander UK PLC (United Kingdom)
1,000,000	2.875		06/18/24	1,043,619
Sumitomo Mitsui Financial Group, Inc. (Japan)
637,000	2.934		03/09/21	645,425
520,000	2.442		10/19/21	527,890
340,000	2.784		07/12/22	349,427
150,000	2.778		10/18/22	154,540
650,000	3.102		01/17/23	678,387

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$400,000	3.784%	03/09/26	$441,608
50,000	2.632	07/14/26	51,716
610,000	3.010	10/19/26	648,810
100,000	3.446	01/11/27	108,635
150,000	3.364	07/12/27	163,004
500,000	3.040	07/16/29	532,671
Svenska Handelsbanken AB, MTN (Sweden)
844,000	2.450	03/30/21	852,930
840,000	3.350	05/24/21	859,415
Toronto-Dominion Bank (The), MTN (Canada)
900,000	1.900	12/01/22	914,297
1,950,000	2.650	06/12/24	2,037,282
Westpac Banking Corp. (Australia)
700,000	2.100	05/13/21	706,263
550,000	2.000	08/19/21	556,815
650,000	3.650	05/15/23	696,516
100,000	3.300	02/26/24	106,387
330,000	2.850	05/13/26	349,303
120,000	2.700	08/19/26	126,514
400,000	3.400	01/25/28	448,275
300,000	2.650	01/16/30	313,388
Westpac Banking Corp.(a), GMTN (Australia)
(5 Year USD Swap + 2.236%)
510,000	4.322	11/23/31	559,120

			68,189,950

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
300,000	4.700	09/20/47	362,534

Consumer Noncyclical – 1.7%
AstraZeneca PLC (United Kingdom)
250,000	2.375	06/12/22	255,524
710,000	3.375	11/16/25	774,434
410,000	3.125	06/12/27	443,079
280,000	4.000	01/17/29	323,664
330,000	6.450	09/15/37	495,796
80,000	4.375	11/16/45	101,897
160,000	4.375	08/17/48	206,518
BAT Capital Corp. (United Kingdom)
1,160,000	2.764	08/15/22	1,186,726
300,000	3.222	08/15/24	315,194
560,000	3.557	08/15/27	589,194
848,000	4.390	08/15/37	898,556
350,000	4.540	08/15/47	365,929
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	70,393
240,000	3.375	06/01/29	266,407
GlaxoSmithKline Capital, Inc. (United Kingdom)
532,000	2.800	03/18/23	556,477
272,000	3.875	05/15/28	311,015
497,000	6.375	05/15/38	744,368
Novartis Capital Corp. (Switzerland)
75,000	2.400	05/17/22	77,430
275,000	3.000	11/20/25	297,671
800,000	3.100	05/17/27	875,963

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Novartis Capital Corp. (Switzerland) – (continued)
220,000	4.400	05/06/44	286,430
300,000	2.750	08/14/50	311,793
Reynolds American, Inc. (United Kingdom)
70,000	4.450	06/12/25	77,305
110,000	5.700	08/15/35	134,619
95,000	5.850	08/15/45	113,116

			10,079,498

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
1,350,000	4.250	02/10/21	1,384,824

Electric – 0.1%
Emera US Finance LP (Canada)
50,000	2.700	06/15/21	50,881
260,000	3.550	06/15/26	282,258
240,000	4.750	06/15/46	291,571

			624,710

Energy – 3.1%
BP Capital Markets PLC (United Kingdom)
2,210,000	3.561	11/01/21	2,297,257
20,000	2.500	11/06/22	20,607
20,000	3.535	11/04/24	21,815
200,000	3.279	09/19/27	215,357
Canadian Natural Resources Ltd. (Canada)
530,000	6.250	03/15/38	692,667
Cenovus Energy, Inc. (Canada)
590,000	4.250	04/15/27	633,541
200,000	6.750	11/15/39	250,699
200,000	5.400	06/15/47	219,647
Enbridge, Inc. (Canada)
120,000	4.000	10/01/23	128,504
1,500,000	3.125	11/15/29	1,556,596
200,000	5.500	12/01/46	271,517
Equinor ASA (Norway)
430,000	3.150	01/23/22	444,138
100,000	3.950	05/15/43	116,989
160,000	4.800	11/08/43	212,530
500,000	3.250	11/18/49	535,559
Shell International Finance BV (Netherlands)
425,000	1.750	09/12/21	427,073
180,000	3.250	05/11/25	194,189
60,000	2.875	05/10/26	63,851
500,000	2.500	09/12/26	523,767
1,160,000	2.375	11/07/29	1,186,377
660,000	4.125	05/11/35	796,908
630,000	6.375	12/15/38	954,202
190,000	5.500	03/25/40	274,212
375,000	4.550	08/12/43	467,878
440,000	4.375	05/11/45	541,172
660,000	4.000	05/10/46	780,972
Suncor Energy, Inc. (Canada)
350,000	6.500	06/15/38	504,237
Total Capital Canada Ltd. (France)
25,000	2.750	07/15/23	26,140

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Total Capital International SA (France)
$350,000	3.700%	01/15/24	$378,546
125,000	3.750	04/10/24	135,873
1,100,000	3.455	02/19/29	1,223,167
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	440,441
50,000	4.625	03/01/34	58,460
260,000	6.200	10/15/37	365,132
200,000	7.625	01/15/39	314,585
160,000	6.100	06/01/40	226,854
190,000	4.875	05/15/48	227,912
300,000	5.100	03/15/49	374,472

			18,103,843

Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
650,000	4.500	05/15/21	671,125
350,000	5.000	10/01/21	365,969
200,000	2.875	08/14/24	204,125
150,000	3.650	07/21/27	154,125

			1,395,344

Food and Beverage – 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
560,000	3.650	02/01/26	613,161
750,000	4.700	02/01/36	900,723
2,200,000	4.900	02/01/46	2,716,442
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,030,000	4.150	01/23/25	1,148,755
290,000	4.000	04/13/28	327,770
600,000	4.750	01/23/29	712,075
305,000	4.900	01/23/31	371,792
850,000	4.375	04/15/38	996,357
400,000	4.600	04/15/48	479,574
500,000	4.439	10/06/48	582,970
896,000	5.550	01/23/49	1,216,423
400,000	5.800	01/23/59	563,153
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	51,457

			10,680,652

Forest Products & Paper – 0.2%
Suzano Austria GmbH (Brazil)
600,000	6.000	01/15/29	675,222
460,000	5.000	01/15/30	480,446

			1,155,668

Insurance – 0.1%
AXA SA (France)
195,000	8.600	12/15/30	289,897
Manulife Financial Corp.(a) (Canada)
(5 Year USD Swap + 1.647%)
400,000	4.061	02/24/32	430,640

			720,537

Foreign Corporate Debt – (continued)
Internet – 0.4%
Alibaba Group Holding Ltd. (China)
1,338,000	3.125	11/28/21	1,373,970
300,000	3.400	12/06/27	323,649
236,000	4.200	12/06/47	283,855
270,000	4.400	12/06/57	345,054

			2,326,528

Lodging – 0.1%
Sands China Ltd. (Macau)
678,000	4.600	08/08/23	726,477

Media – 0.1%
Grupo Televisa SAB (Mexico)
300,000	6.125	01/31/46	403,179

Metals & Mining – 0.3%
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	181,715
390,000	5.000	09/30/43	524,155
Rio Tinto Finance USA Ltd. (Australia)
380,000	7.125	07/15/28	525,957
240,000	5.200	11/02/40	328,930
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	96,688

			1,657,445

Mining – 0.4%
Barrick Gold Corp. (Canada)
350,000	5.250	04/01/42	463,730
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	68,844
170,000	5.750	05/01/43	241,436
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	336,763
150,000	6.750	04/16/40	208,528
290,000	5.250	11/08/42	338,642
240,000	5.875	04/23/45	310,350
Vale Overseas Ltd. (Brazil)
250,000	6.875	11/21/36	328,437
250,000	6.875	11/10/39	333,438

			2,630,168

Oil Company-Exploration & Production – 0.2%
CNOOC Finance 2013 Ltd. (China)
450,000	3.000	05/09/23	465,390
CNOOC Finance 2015 USA LLC (China)
305,000	4.375	05/02/28	352,354
Nexen, Inc. (China)
250,000	6.400	05/15/37	369,248

			1,186,992

Oil Company-Integrated – 0.4%
Ecopetrol SA (Colombia)
520,000	5.875	09/18/23	575,250
263,000	4.125	01/16/25	277,465
205,000	5.375	06/26/26	230,241
70,000	7.375	09/18/43	96,250
530,000	5.875	05/28/45	641,962

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Oil Company-Integrated – (continued)
SASOL Financing USA LLC (South Africa)
$450,000	6.500%	09/27/28	$494,156

			2,315,324

Pharmaceuticals – 0.1%
Novartis Capital Corp. (Switzerland)
500,000	2.200	08/14/30	518,336

Telecommunications – 0.4%
America Movil SAB de CV (Mexico)
784,000	3.125	07/16/22	811,292
425,000	3.625	04/22/29	472,362
340,000	6.125	03/30/40	494,963
400,000	4.375	04/22/49	497,287

			2,275,904

Wireless – 0.2%
Rogers Communications, Inc. (Canada)
395,000	4.300	02/15/48	469,244
200,000	4.350	05/01/49	242,454
300,000	3.700	11/15/49	330,671

			1,042,369

Wirelines – 0.8%
British Telecommunications PLC (United Kingdom)
310,000	9.625	12/15/30	492,262
Deutsche Telekom International Finance BV (Germany)
618,000	8.750	06/15/30	944,496
Orange SA (France)
230,000	9.000	03/01/31	368,613
Telefonica Emisiones SA (Spain)
1,230,000	5.462	02/16/21	1,272,045
365,000	7.045	06/20/36	527,143
572,000	5.213	03/08/47	707,404
150,000	4.895	03/06/48	179,340
Telefonica Europe BV (Spain)
40,000	8.250	09/15/30	59,578

			4,550,881

TOTAL FOREIGN CORPORATE DEBT
(Cost $124,769,011)			$132,331,163

Principal Amount	Dividend Rate	Value

Investment Company – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$2,351,856	1.507%	$2,351,856
(Cost $2,351,856)

TOTAL INVESTMENTS – 98.8%
(Cost $542,450,279)		$583,729,985

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		7,371,790

NET ASSETS – 100.0%		$591,101,775

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 69.3%
U.S. Treasury Bills
$5,831,000	1.510%	04/02/20	$5,824,021
3,872,000	1.520	04/02/20	3,867,365
2,299,000	1.528	04/02/20	2,296,248
1,330,000	1.534	04/02/20	1,328,408
5,082,000	1.549	04/02/20	5,075,917
395,650,000	1.551	04/02/20	395,176,429
2,793,000	1.555	04/02/20	2,789,657
301,984,700	1.563	04/02/20	301,623,241
1,815,000	1.564	04/02/20	1,812,828
2,662,000	1.572	04/02/20	2,658,814
605,000	1.573	04/02/20	604,276
1,452,000	1.588	04/02/20	1,450,262
4,900,000	1.511	05/21/20	4,886,212
1,919,000	1.518	05/21/20	1,913,600
3,232,000	1.520	05/21/20	3,222,906
160,611,400	1.522	05/21/20	160,159,457
810,000	1.524	05/21/20	807,721
2,222,000	1.538	05/21/20	2,215,748
3,333,000	1.543	05/21/20	3,323,621
69,254,200	1.545	05/21/20	69,059,326
909,000	1.547	05/21/20	906,442
4,216,000	1.554	05/21/20	4,204,137
1,515,000	1.565	05/21/20	1,510,737
969,000	1.569	05/21/20	966,273
1,275,000	1.571	05/21/20	1,271,412
1,212,000	1.572	05/21/20	1,208,590
505,000	1.574	05/21/20	503,579
1,683,000	1.576	05/21/20	1,678,264
1,122,000	1.599	05/21/20	1,118,843
100,407,100	1.600	05/21/20	100,124,565
612,000	1.638	05/21/20	610,278
612,000	1.642	05/21/20	610,278
765,000	1.720	05/21/20	762,847
1,938,000	1.722	05/21/20	1,932,547
357,000	1.734	05/21/20	355,995
663,000	1.752	05/21/20	661,134
2,040,000	1.774	05/21/20	2,034,260
1,632,000	1.780	05/21/20	1,627,408
1,122,000	1.781	05/21/20	1,118,843
510,000	1.801	05/21/20	508,565
1,020,000	1.803	05/21/20	1,017,130
1,887,000	1.804	05/21/20	1,881,690
765,000	1.828	05/21/20	762,847
1,275,000	1.834	05/21/20	1,271,412
408,000	1.870	05/21/20	406,852
4,998,000	1.871	05/21/20	4,983,936
1,683,000	1.886	05/21/20	1,678,264
1,275,000	1.887	05/21/20	1,271,412
690,000	1.959	05/21/20	688,058
113,133,700	1.985	05/21/20	112,815,354
15,239,400	1.997	05/21/20	15,196,518
10,000	2.008	05/21/20	9,972
598,000	2.018	05/21/20	596,317
380,000	2.058	05/21/20	378,931
490,000	2.133	05/21/20	488,621
1,346,500	2.304	05/21/20	1,342,711

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
19,001,100	1.482	06/18/20	18,930,558
1,716,000	1.501	06/18/20	1,709,629
1,482,000	1.507	06/18/20	1,476,498
2,496,000	1.514	06/18/20	2,486,734
3,822,000	1.524	06/18/20	3,807,811
1,020,000	1.530	06/18/20	1,016,213
2,142,000	1.538	06/18/20	2,134,048
702,000	1.539	06/18/20	699,394
2,574,000	1.544	06/18/20	2,564,444
936,000	1.547	06/18/20	932,525
1,170,000	1.549	06/18/20	1,165,656
390,000	1.550	06/18/20	388,552
1,225,000	1.552	06/18/20	1,220,452
490,000	1.555	06/18/20	488,181
931,000	1.558	06/18/20	927,544
1,225,000	1.559	06/18/20	1,220,452
1,617,000	1.561	06/18/20	1,610,997
99,542,800	1.575	06/18/20	99,173,247
1,078,000	1.603	06/18/20	1,073,998
588,000	1.630	06/18/20	585,817
588,000	1.637	06/18/20	585,817
735,000	1.714	06/18/20	732,271
1,862,000	1.717	06/18/20	1,855,087
1,960,000	1.737	06/18/20	1,952,724
1,078,000	1.743	06/18/20	1,073,998
343,000	1.744	06/18/20	341,727
637,000	1.749	06/18/20	634,635
1,568,000	1.778	06/18/20	1,562,179
980,000	1.781	06/18/20	976,362
490,000	1.793	06/18/20	488,181
1,813,000	1.805	06/18/20	1,806,269
735,000	1.817	06/18/20	732,271
1,225,000	1.833	06/18/20	1,220,452
392,000	1.845	06/18/20	390,545
4,802,000	1.849	06/18/20	4,784,173
490,000	1.868	06/18/20	488,181
1,617,000	1.870	06/18/20	1,610,997
735,000	1.885	06/18/20	732,271
27,575,400	1.962	06/18/20	27,473,026
225,000	1.963	06/18/20	224,165
100,415,500	1.988	06/18/20	100,042,708
195,000	2.002	06/18/20	194,276
1,100,000	1.487	07/30/20	1,094,723
459,000	1.547	07/30/20	456,798
750,000	1.549	07/30/20	746,402
600,000	1.553	07/30/20	597,122
174,275,100	1.558	07/30/20	173,439,124
323,679,100	1.451	08/27/20	321,906,242
1,188,000	1.367	12/03/20	1,178,767
340,000	1.458	12/03/20	337,357
135,229,800	1.462	12/03/20	134,178,783
810,000	1.469	12/03/20	803,705
648,000	1.476	12/03/20	642,964
270,000	1.479	12/03/20	267,902
477,000	1.483	12/03/20	473,293
47,392,800	1.484	12/03/20	47,024,459

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$735,000	1.508%	12/03/20	$729,288
714,000	1.510	12/03/20	708,451
285,000	1.511	12/03/20	282,785
480,000	1.518	12/03/20	476,269
495,000	1.529	12/03/20	491,153
234,911,400	1.312	01/28/21	232,754,744

TOTAL U.S. TREASURY BILLS
(Cost $2,447,681,563)			$2,450,706,475

U.S. Treasury Notes – 30.5%
U.S. Treasury Notes
$229,528,200	2.375%	04/30/20	$229,874,703
232,005,000	2.000	07/31/20	232,702,828
176,075,000	1.375	09/15/20	176,233,193
231,677,500	1.625	10/15/20	232,279,318
176,044,400	1.750	11/15/20	176,797,402
30,095,800	2.250	02/15/21	30,427,912

TOTAL U.S. TREASURY NOTES
(Cost $1,076,195,727)			$1,078,315,356

TOTAL INVESTMENTS – 99.8%
(Cost $3,523,877,290)			$3,529,021,831

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			5,435,151

NET ASSETS – 100.0%			$3,534,456,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 34.3%
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
$328,237	2.559%	10/15/33	$334,144
FHLMC REMIC Series 2005-3033, Class FG(a) (1M USD LIBOR + 0.350%)
940,875	2.009	09/15/35	942,796
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
502,878	2.079	04/15/37	504,591
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
47,483	2.059	12/15/36	47,407
FHLMC REMIC Series 2007-3315, Class PF(a) (1M USD LIBOR + 0.350%)
1,066,200	2.009	11/15/36	1,068,773
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
205,368	2.259	09/15/37	206,790
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
492,306	2.009	12/15/40	491,893
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
905,308	2.029	05/15/32	904,297
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
496,812	2.159	06/15/42	498,511
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
831,689	1.959	11/15/41	828,879
FHLMC REMIC Series 2013-4238, Class FT(a) (1M USD LIBOR + 0.350%)
1,996,895	2.009	08/15/43	2,001,171
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
163,185	2.109	05/15/41	163,988
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
116,599	2.059	11/15/43	116,946
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
127,602	2.009	11/15/43	127,005
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
340,866	2.009	08/15/36	341,318
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
852,165	1.959	08/15/36	852,768
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
216,245	2.027	07/25/34	216,819
FNMA REMIC Series 2004-54, Class FN(a) (1M USD LIBOR + 0.450%)
517,882	2.077	07/25/34	521,043
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
738,768	2.147	01/25/36	745,315

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2005-87, Class FE(a) (1M USD LIBOR + 0.450%)
831,524	2.077	10/25/35	835,506
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
242,372	1.961	03/25/36	242,179
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
136,592	1.927	05/25/36	136,578
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
193,965	2.037	06/25/36	195,163
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
309,495	1.987	07/25/36	310,066
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
763,619	1.977	08/25/36	764,749
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
131,960	1.877	04/25/37	131,687
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
923,682	1.947	07/25/37	924,696
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
82,534	2.327	02/25/38	83,538
FNMA REMIC Series 2010-113, Class FA(a) (1M USD LIBOR + 0.400%)
290,516	2.027	10/25/40	291,582
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
362,090	2.027	10/25/40	363,413
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
216,162	2.097	12/25/40	217,278
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
673,351	2.557	06/25/36	684,177
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
427,244	2.547	03/25/36	436,884
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
337,791	2.377	05/25/40	342,951
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
883,672	2.227	11/25/40	885,827
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
297,418	2.207	06/25/41	298,011
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
605,632	2.177	09/25/41	609,430
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
261,836	2.127	12/25/35	263,750

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
$198,780	1.927%	02/25/43	$198,038
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
256,574	2.077	01/25/44	257,616
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
2,321,993	1.927	09/25/41	2,313,807
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
144,576	2.127	02/25/43	144,575
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
206,406	1.927	05/25/45	206,392
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
785,621	1.927	12/25/45	779,882
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
713,317	2.029	01/16/35	715,112
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
227,986	2.147	10/20/37	229,934
GNMA Series 2013-64, Class KF(a) (1M USD LIBOR + 0.250%)
2,496,134	1.897	04/20/43	2,491,635
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
283,977	2.655	02/15/46	291,426

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $26,321,059)			$26,560,336

Asset- Backed Securities – 21.2%
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
$135,000	2.108%	09/16/24	$135,598
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,091,844
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
247,476	2.522	11/17/27	247,492
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
265,000	2.632	04/22/27	265,041
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	512,729
Barings CLO Ltd., Series 2018-3A, Class A1(a)(b) (3M USD LIBOR + 0.950%) (Cayman Islands)
500,000	2.769	07/20/29	499,279
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
174,144	2.147	06/25/26	173,376
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
545,748	2.081	06/25/26	539,075

Asset- Backed Securities – (continued)
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
204,964	2.479	02/25/30	204,620
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
123,353	2.644	07/25/29	123,379
California Street CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
485,592	2.861	10/15/25	485,858
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
300,000	2.169	09/16/24	301,514
Chase Issuance Trust, Series 2020-A1, Class A1
400,000	1.530	01/15/25	403,709
Crown Point CLO 5 Ltd., Series 2018-5A, Class A(a)(b) (3M USD LIBOR + 0.940%) (Cayman Islands)
300,000	2.776	07/17/28	299,505
Crown Point CLO 6 Ltd., Series 2018-6A, Class A1(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
300,000	2.989	10/20/28	300,035
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	2.019	04/15/25	150,383
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
294,615	2.731	10/15/27	294,673
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
250,000	2.731	04/15/29	248,892
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
400,001	2.777	09/25/40	401,033
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
878,031	2.444	04/25/35	871,295
Evergreen Credit Card Trust, Series 2019-1, Class A(a)(b) (1M USD LIBOR + 0.480%) (Canada)
500,000	2.138	01/15/23	501,055
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
950,000	2.620	08/15/28	975,731
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
595,822	2.881	07/15/27	595,985
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
427,266	2.379	08/25/48	429,770
Golden Credit Card Trust, Series 2018-1A, Class A(b) (Canada)
100,000	2.620	01/15/23	100,995
KnowledgeWorks Foundation, Series 2010-1, Class A(a) (3M USD LIBOR + 0.950%)
435,391	2.629	02/25/42	433,121
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
300,000	2.859	10/20/27	300,044
Madison Park Funding XI Ltd., Series 2017-11A, Class X(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
84,375	2.706	07/23/29	84,404

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Nelnet Student Loan Trust, Series 2014-2A, Class A2(a)(b) (1M USD LIBOR + 0.600%)
$334,915	2.227%	03/25/30	$335,230
Nelnet Student Loan Trust, Series 2014-4A, Class A1(a)(b) (1M USD LIBOR + 0.540%)
273,449	2.167	11/27/39	273,449
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
108,488	2.427	09/25/65	108,478
Neuberger Berman CLO XX Ltd., Series 2017-20A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
250,000	2.631	01/15/28	250,030
New Hampshire Higher Education Loan Corp., Series 2012-1, Class A(a) (1M USD LIBOR + 0.500%)
409,410	2.127	10/25/28	405,930
North Texas Higher Education Authority, Inc., Series 2010-1, Class A2(a) (3M USD LIBOR + 0.900%)
270,000	2.809	07/01/30	269,317
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
199,262	2.327	12/26/31	199,585
Octagon Investment Partners 25 Ltd., Series 2018-1A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
350,000	2.619	10/20/26	349,397
OZLM XXII Ltd., Series 2018-22A, Class X(a)(b) (3M USD LIBOR + 0.550%) (Cayman Islands)
31,250	2.386	01/17/31	31,244
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
183,565	2.694	07/25/29	185,078
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
185,078	2.739	10/20/27	185,143
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
184,346	2.480	07/01/31	197,936
Rhode Island Student Loan Authority, Series 2014-1, Class A1(a) (1M USD LIBOR + 0.700%)
254,605	2.281	10/02/28	252,364
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
439,725	1.752	05/15/29	431,497
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
204,047	2.554	11/25/42	204,065
SLM Student Loan Trust, Series 2005-7, Class A4(a) (3M USD LIBOR + 0.150%)
379,021	1.944	10/25/29	375,774
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR(a)(b) (3M USD LIBOR + 1.150%) (Cayman Islands)
400,000	2.956	01/23/29	400,000
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
300,000	1.980	12/15/22	302,376
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
203,884	2.377	09/25/56	203,631

Asset- Backed Securities – (continued)
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
200,000	2.681	01/15/28	200,003
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
300,000	2.719	01/18/29	299,147

TOTAL ASSET- BACKED SECURITIES
(Cost $16,360,061)			$16,430,109

Corporate Obligations – 19.7%
Banks – 8.3%
Bank of America Corp.(a), GMTN
(3M USD LIBOR + 0.660%)
$750,000	2.369%	07/21/21	$752,391
Capital One Financial Corp.
650,000	3.450	04/30/21	662,978
Citigroup, Inc.
710,000	2.350	08/02/21	718,906
Citizens Bank NA/Providence RI
550,000	2.550	05/13/21	557,221
Discover Bank
250,000	3.200	08/09/21	255,303
JPMorgan Chase & Co.
800,000	4.350	08/15/21	832,953
Manufacturers & Traders Trust Co.(a)
(3M USD LIBOR + 0.640%)
675,000	2.220	12/01/21	674,406
Morgan Stanley(a)
(3M USD LIBOR + 1.180%)
740,000	2.999	01/20/22	745,065
Regions Bank(a)
(3M USD LIBOR + 0.500%)
450,000	3.374	08/13/21	453,764
Wells Fargo Bank NA(a)
(3M USD LIBOR + 0.510%)
750,000	2.312	10/22/21	754,820

			6,407,807

Brokerage – 1.0%
TD Ameritrade Holding Corp.(a) (3M USD LIBOR + 0.430%)
758,000	2.193	11/01/21	759,435

Consumer Cyclical – 0.4%
Marriott International, Inc.(a) (3M USD LIBOR + 0.650%)
350,000	2.535	03/08/21	350,263

Consumer Non-cyclical – 0.4%
AbbVie, Inc.(a)(b) (3M USD LIBOR + 0.460%)
325,000	2.153	11/19/21	325,922

Electric – 0.4%
Southern Co. (The)
300,000	2.350	07/01/21	302,688

Energy – 1.3%
Kinder Morgan Energy Partners LP
465,000	5.000	10/01/21	485,549

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
MPLX LP(a)
(3M USD LIBOR + 0.900%)
$500,000	2.785%		09/09/21	$501,534

				987,083

Financial Company – 2.0%
Air Lease Corp.
750,000	3.500		01/15/22	771,313
GE Capital International Funding Co. Unlimited Co.
750,000	2.342		11/15/20	752,163

				1,523,476

Food and Beverage – 0.6%
Keurig Dr Pepper, Inc.
440,000	3.551		05/25/21	450,843

Healthcare – 0.6%
CVS Health Corp.
450,000	2.125		06/01/21	452,452

Insurance – 2.7%
Jackson National Life Global Funding(a)(b)
(SOFR + 0.600%)
500,000	2.184		01/06/23	501,871
Marsh & McLennan Cos., Inc.
250,000	4.800		07/15/21	259,667
Metropolitan Life Global Funding I(b)
600,000	3.375		01/11/22	621,409
Protective Life Global Funding(a)(b)
(3M USD LIBOR + 0.520%)
695,000	2.481		06/28/21	698,467

				2,081,414

Technology – 0.4%
Hewlett Packard Enterprise Co.(a) (3M USD LIBOR + 0.720%)
350,000	2.620		10/05/21	349,977

Transportation – 0.3%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
250,000	3.300		04/01/21	254,425

Wireless – 1.3%
AT&T, Inc.
450,000	3.875		08/15/21	464,742
Verizon Communications, Inc.
550,000	2.946		03/15/22	567,264

				1,032,006

TOTAL CORPORATE OBLIGATIONS
(Cost $15,224,647)				$15,277,791

Foreign Corporate Debt – 13.4%
Banks – 10.7%
ABN AMRO Bank NV(b) (Netherlands)
$200,000	3.400%		08/27/21	$205,527
Banque Federative du Credit Mutuel SA(b) (France)
550,000	2.500		04/13/21	555,679

Foreign Corporate Debt – (continued)
Banks – (continued)
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	2.460		05/31/22	252,864
Commonwealth Bank of Australia(b) (Australia)
600,000	2.050		09/18/20	602,272
Credit Agricole SA(a)(b) (France)
(3M USD LIBOR + 1.180%)
650,000	3.089		07/01/21	658,832
Credit Suisse AG(a) (Switzerland)
(SOFR + 0.450%)
700,000	2.049		02/04/22	699,962
HSBC Holdings PLC (United Kingdom)
450,000	3.400		03/08/21	457,677
ING Groep NV(a) (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	3.111		03/29/22	203,080
Macquarie Bank Ltd.(b) (Australia)
200,000	2.850		01/15/21	202,230
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.940%)
600,000	2.553		02/28/22	605,434
MUFG Bank Ltd.(b) (Japan)
400,000	2.850		09/08/21	408,217
National Australia Bank Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.890%)
250,000	2.724		01/10/22	253,106
Nordea Bank Abp(b) (Finland)
600,000	2.250		05/27/21	605,951
Skandinaviska Enskilda Banken AB(b) (Sweden)
550,000	2.625		11/17/20	552,751
Societe Generale SA(b) (France)
500,000	5.200		04/15/21	521,284
Sumitomo Mitsui Financial Group, Inc. (Japan)
427,000	2.442		10/19/21	433,324
Svenska Handelsbanken AB (Sweden)
250,000	1.875		09/07/21	252,013
UBS Group AG(a)(b) (Switzerland)
(3M USD LIBOR + 1.780%)
450,000	3.618		04/14/21	458,017
Westpac Banking Corp.(a) (Australia)
(3M USD LIBOR + 0.850%)
350,000	2.543		08/19/21	353,547

				8,281,767

Consumer Cyclical – 2.1%
BMW US Capital LLC(b) (Germany)
450,000	2.950		04/14/22	464,080
Daimler Finance North America LLC(a)(b) (Germany)
(3M USD LIBOR + 0.550%)
450,000	2.301		05/04/21	449,244
Volkswagen Group of America Finance LLC (Germany)
(3M USD LIBOR + 0.860%)
500,000	2.795	(a)(b)	09/24/21	503,896
(3M USD LIBOR + 0.940%)
250,000	2.653	(a)(b)	11/12/21	252,524

				1,669,744

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Non-cyclical – 0.6%
Bayer US Finance II LLC(b) (Germany)
$450,000	3.500%		06/25/21	$460,265

TOTAL FOREIGN CORPORATE DEBT
(Cost $10,370,836)				$10,411,776

U.S. Treasury Note – 5.6%
U.S. Treasury Floating Rate Note (3M USD T-Bill + 0.043%)
$4,345,000	1.201	%(c)	07/31/20	$4,344,382

TOTAL U.S. TREASURY NOTE
(Cost $4,344,144)				$4,344,382

U.S. Treasury Bills – 4.1%
U.S. Treasury Bills
$170,000	1.564	%(c)	06/18/20	$169,382
100,000	1.545	(c)	07/30/20	99,525
2,900,000	1.516	(c)	08/20/20	2,884,884

TOTAL U.S. TREASURY BILLS
(Cost $3,148,136)				$3,153,791

Principal Amount	Dividend Rate	Value

Investment Company – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$519,470	1.507%	$519,470
(Cost $519,470)

Certificate of Deposit – 0.7%
Bayerische Landesbank (3M USD LIBOR + 0.470%) (Germany)
$500,000	2.221	%(d)	02/03/22	$499,999

TOTAL CERTIFICATE OF DEPOSIT
(Cost $500,000)				$499,999

TOTAL INVESTMENTS – 99.7%
(Cost $76,788,353)				$77,197,654

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				283,013

NET ASSETS – 100.0%				$77,480,667

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 29, 2020.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

(d)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Investment Abbreviations:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF
Assets:
Investments in unaffiliated issuers, at value (cost $78,348,103, $15,461,948, $540,098,423 and $3,523,877,290, respectively)	$78,510,063	$16,233,269	$581,378,129	$3,529,021,831
Investments in affiliated issuers, at value (cost $612,535, $0, $2,351,856 and $0, respectively)	612,535	—	2,351,856	—
Cash	109,184	50,722	1,123,617	95,480

Receivables:
Fund shares sold	4,875,827	—	27,114,403	—
Dividends and interest	1,298,812	7,973	5,291,047	5,696,050
Reimbursement from investment adviser	52	—	267	56,255

Investments sold	—	54,317	954,322	10,030,784

Total assets	85,406,473	16,346,281	618,213,641	3,544,900,400

Liabilities:

Payables:
Investments purchased	4,965,913	98,512	27,004,040	—
Management fees	20,906	1,356	61,888	393,782

Fund shares redeemed	—	—	45,938	10,049,636

Total liabilities	4,986,819	99,868	27,111,866	10,443,418

Net Assets:

Paid-in capital	80,730,938	15,452,060	544,019,162	3,519,630,888

Total distributable earnings (loss)	(311,284)	794,353	47,082,613	14,826,094

NET ASSETS	$80,419,654	$16,246,413	$591,101,775	$3,534,456,982
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,650,000	300,000	10,900,000	35,170,000

Net asset value per share:	$48.74	$54.15	$54.23	$100.50

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

Access Ultra Short Bond ETF
Assets:

Investments in unaffiliated issuers, at value (cost $76,268,883)	$76,678,184

Investments in affiliated issuers, at value (cost $519,470)	519,470

Cash	89,397

Receivables:

Dividends and interest	203,578

Reimbursement from investment adviser	2,390

Total assets	77,493,019

Liabilities:

Payables:

Management fees	11,506

Investments purchased	846

Total liabilities	12,352

Net Assets:

Paid-in capital	76,927,413

Total distributable earnings	553,254

NET ASSETS	$77,480,667
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,525,000

Net asset value per share:	$50.81

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF
Investment income:

Interest	$2,114,842	$62,373	$8,673,472	$30,341,414

Dividends from Affiliated Underlying Funds	5,633	—	20,801	—

Total investment income	2,120,475	62,373	8,694,273	30,341,414

Expenses:

Management fees	127,007	4,798	364,554	2,330,023

Trustee fees	3,030	2,450	6,856	31,662

Total expenses	130,037	7,248	371,410	2,361,685

Less — expense reductions	(538)	—	(1,986)	(337,384)

Net expenses	129,499	7,248	369,424	2,024,301

NET INVESTMENT INCOME	1,990,976	55,125	8,324,849	28,317,113

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	(221,971)	40,826	1,054,888	3,794,878

In-kind redemptions	(64,231)	—	4,238,809	193,133

Net change in unrealized gain (loss) on:

Investments	(848,642)	379,103	9,244,363	1,830,804

Net realized and unrealized gain (loss)	(1,134,844)	419,929	14,538,060	5,818,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$856,132	$475,054	$22,862,909	$34,135,928

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

Access Ultra Short Bond ETF
Investment income:

Interest	$583,482

Dividends from Affiliated Underlying Funds	6,059

Total investment income	589,541

Expenses:

Management fees	49,108

Trustee fees	2,680

Total expenses	51,788

Less — expense reductions	(10,939)

Net expenses	40,849

NET INVESTMENT INCOME	548,692

Realized and unrealized gain (loss):

Net realized gain from:

Investments	8,587

Net change in unrealized gain (loss) on:

Investments	338,390

Net realized and unrealized gain	346,977

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$895,669

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets

	Access High Yield Corporate Bond ETF		Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period October 2, 2018* to August 31, 2019
From operations:

Net investment income	$1,990,976	$3,383,084	$55,125	$163,069

Net realized gain (loss)	(286,202)	305,345	40,826	(16,827)

Net change in unrealized gain (loss)	(848,642)	979,401	379,103	392,218

Net increase in net assets resulting from operations	856,132	4,667,830	475,054	538,460

Distributions to shareholders:

From distributable earnings	(1,920,682)	(3,325,987)	(89,405)	(157,830)

From share transactions:

Proceeds from sales of shares	12,237,466	119,456,665	7,894,653	11,281,177

Cost of shares redeemed	(7,355,193)	(90,609,448)	—	(3,695,696)

Net increase in net assets resulting from share transactions	4,882,273	28,847,217	7,894,653	7,585,481

TOTAL INCREASE	3,817,723	30,189,060	8,280,302	7,966,111

Net assets:

Beginning of period	$76,601,931	$46,412,871	$7,966,111	$—

End of period	$80,419,654	$76,601,931	$16,246,413	$7,966,111

*	Commencement of operations.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Investment Grade Corporate Bond ETF		Access Treasury 0-1 Year ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$8,324,849	$12,782,931	$28,317,113	$63,305,335

Net realized gain	5,293,697	1,847,736	3,988,011	2,235,068

Net change in unrealized gain	9,244,363	35,258,508	1,830,804	3,239,890
Net increase in net assets resulting from operations	22,862,909	49,889,175	34,135,928	68,780,293

Distributions to shareholders:

From distributable earnings	(8,396,231)	(12,196,139)	(29,476,575)	(60,529,416)

From share transactions:

Proceeds from sales of shares	142,619,379	419,766,193	564,505,704	2,509,825,793

Cost of shares redeemed	(92,032,824)	(189,872,891)	(208,734,435)	(986,677,428)

Net increase in net assets resulting from share transactions	50,586,555	229,893,302	355,771,269	1,523,148,365

TOTAL INCREASE	65,053,233	267,586,338	360,430,622	1,531,399,242

Net assets:

Beginning of period	$526,048,542	$258,462,204	$3,174,026,360	$1,642,627,118

End of period	$591,101,775	$526,048,542	$3,534,456,982	$3,174,026,360

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued)

	Access Ultra Short Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period April 15, 2019* to August 31, 2019
From operations:

Net investment income	$548,692	$130,040

Net realized gain	8,587	6,788

Net change in unrealized gain	338,390	70,911
Net increase in net assets resulting from operations	895,669	207,739

Distributions to shareholders:

From distributable earnings	(456,122)	(94,032)

From share transactions:

Proceeds from sales of shares	66,947,563	15,034,457

Cost of shares redeemed	(5,054,607)	—

Net increase in net assets resulting from share transactions	61,892,956	15,034,457

TOTAL INCREASE	62,332,503	15,148,164

Net assets:

Beginning of period	$15,148,164	$—

End of period	$77,480,667	$15,148,164

*	Commencement of operations.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019	For the Period September 5, 2017* to August 31, 2018
Per Share Operating Performance:

Net asset value, beginning of period	$49.42		$48.86	$49.92

Net investment income(a)	1.28		2.75	2.41

Net realized and unrealized gain (loss)	(0.72)		0.61	(1.21)

Total gain from investment operations	0.56		3.36	1.20

Distributions to shareholders from net investment income	(1.24)		(2.80)	(2.26)

Net asset value, end of period	$48.74		$49.42	$48.86

Market price, end of period	$48.85		$49.24	$48.82

Total Return at Net Asset Value(b)	1.09%		7.20%	2.58%

Net assets, end of period (in 000’s)	$80,420		$76,602	$46,413

Ratio of total expenses to average net assets	0.34	%(c)	0.34%	0.34	%(c)

Ratio of net investment income to average net assets	5.21	%(c)	5.67%	4.93	%(c)

Portfolio turnover rate(d)	12%		23%	69%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period October 2, 2018* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$53.11		$50.00

Net investment income(a)	0.24		1.27

Net realized and unrealized gain	1.21		2.98

Total gain from investment operations	1.45		4.25

Distributions to shareholders from net investment income	(0.41)		(1.14)

Net asset value, end of period	$54.15		$53.11

Market price, end of period	$54.04		$53.08

Total Return at Net Asset Value(b)	2.77%		8.61%

Net assets, end of period (in 000’s)	$16,246		$7,966

Ratio of total expenses to average net assets	0.12	%(c)	0.12	%(c)

Ratio of net investment income to average net assets	0.91	%(c)	2.74	%(c)

Portfolio turnover rate(d)	38%		36%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period June 6, 2017* to August 31, 2017
			2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$52.87		$48.31	$50.28	$49.90

Net investment income(a)	0.82		1.74	1.55	0.32

Net realized and unrealized gain (loss)	1.37		4.52	(2.09)	0.27

Total gain (loss) from investment operations	2.19		6.26	(0.54)	0.59

Distributions to shareholders from net investment income	(0.83)		(1.70)	(1.43)	(0.21)

Net asset value, end of period	$54.23		$52.87	$48.31	$50.28

Market price, end of period	$54.10		$52.90	$48.28	$50.24

Total Return at Net Asset Value(b)	4.18%		13.35%	(1.04)%	1.19%

Net assets, end of period (in 000’s)	$591,102		$526,049	$258,462	$180,997

Ratio of net expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.13	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	3.14	%(c)	3.54%	3.18%	2.65	%(c)

Portfolio turnover rate(d)	5%		13%	22%	0	%(e)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period September 6, 2016* to August 31, 2017
			2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$100.38		$100.16	$100.10	$100.00

Net investment income(a)	0.84		2.23	1.48	0.82

Net realized and unrealized gain (loss)	0.17		0.15	(0.13)	(0.29)

Total gain from investment operations	1.01		2.38	1.35	0.53

Distributions to shareholders from net investment income	(0.89)		(2.16)	(1.29)	(0.43)

Net asset value, end of period	$100.50		$100.38	$100.16	$100.10

Market price, end of period	$100.51		$100.40	$100.18	$100.10

Total Return at Net Asset Value(b)	1.01%		2.40%	1.37%	0.53%

Net assets, end of period (in 000’s)	$3,534,457		$3,174,026	$1,642,627	$815,829

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.13	%(c)

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	1.68	%(c)	2.22%	1.48%	0.83	%(c)

Portfolio turnover rate(d)	—%		—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Access Ultra Short Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period April 15, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.49		$50.00

Net investment income(a)	0.53		0.52

Net realized and unrealized gain	0.32		0.34

Total gain from investment operations	0.85		0.86

Distributions to shareholders from net investment income	(0.53)		(0.37)

Net asset value, end of period	$50.81		$50.49

Market price, end of period	$50.82		$50.51

Total Return at Net Asset Value(b)	1.68%		1.75%

Net assets, end of period (in 000’s)	$77,481		$15,148

Ratio of net expenses to average net assets	0.16	%(c)	0.16	%(c)

Ratio of total expenses to average net assets	0.20	%(c)	0.20	%(c)

Ratio of net investment income to average net assets	2.12	%(c)	2.72	%(c)

Portfolio turnover rate(d)	38%		66%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Access High Yield Corporate Bond ETF (“Access High Yield Corporate Bond ETF”)	Diversified
Goldman Sachs Access Inflation Protected USD Bond ETF (“Access Inflation Protected USD Bond ETF”)	Diversified
Goldman Sachs Access Investment Grade Corporate Bond ETF (“Access Investment Grade Corporate Bond ETF”)	Diversified
Goldman Sachs Access Treasury 0-1 Year ETF (“Access Treasury 0-1 Year ETF”)	Diversified
Goldman Sachs Access Ultra Short Bond ETF (“Access Ultra Short Bond ETF”)*	Diversified

*	Commencement of operations on April 15, 2019.

The investment objective of each Fund (except the Access Ultra Short Bond ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index. The Access Ultra Short Bond ETF seeks to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange- traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate Bond ETF and Access Treasury 0-1 Year ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Access Inflation Protected USD Bond ETF and Access Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market Prices for the Funds’ shares may be different from their net asset values (“NAVs”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the Access Inflation Protected USD Bond ETF, Access Treasury 0-1 Year ETF and Access Ultra Short Bond ETF. Creation Units are issued for cash and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the Access High Yield Corporate Bond ETF and Access Investment Grade Corporate Bond ETF. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment

54

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

55

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2020:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$74,331,218	$—

Foreign Corporate Debt	—	4,178,845	—

Investment Company	612,535	—	—

Total	$612,535	$78,510,063	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bonds	$16,233,269	$—	$—

Total	$16,233,269	$—	$—

56

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$449,046,966	$—

Foreign Corporate Debt	—	132,331,163	—

Investment Company	2,351,856	—	—

Total	$2,351,856	$581,378,129	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Bills	$2,450,706,475	$—	$—

U.S. Treasury Notes	1,078,315,356	—	—

Total	$3,529,021,831	$—	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$26,560,336	$—

Asset- Backed Securities	—	16,430,109	—

Corporate Obligations	—	15,277,791	—

Foreign Corporate Debt	—	10,411,776	—

U.S. Treasury Note	4,344,382	—	—

U.S. Treasury Bills	3,153,791	—	—

Investment Company	519,470	—	—

Certificate of Deposit	—	499,999	—

Total	$8,017,643	$69,180,011	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2020, contractual and effective net unitary management fee rates with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*
Access High Yield Corporate Bond ETF	0.34%	0.34%
Access Inflation Protected USD Bond ETF	0.12%	0.12%
Access Investment Grade Corporate Bond ETF	0.14%	0.14%
Access Treasury 0-1 Year ETF	0.14%	0.12%
Access Ultra Short Bond ETF	0.20%	0.16%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% and 0.16% as an annual percentage rate of average daily net assets of the Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF, respectively. These arrangements will remain in effect through at least December 27, 2020 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. For the six months ended February 29, 2020, GSAM waived $337,384 and $10,357 of the Funds’ management fees for the Access Treasury 0-1 Year ETF and the Access Ultra Short Bond ETF respectively.

The Access High Yield Corporate Bond ETF, Access Investment Grade Corporate Bond ETF, and Access Ultra Short Bond ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 29, 2020, GSAM waived $538, $1,986, and $582 of the Funds’ management fees for the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate Bond ETF, and Access Ultra Short Bond ETF, respectively.

B.  Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund in compliance with Rule 17a-7 under the Act for the six months ended February 29, 2020:

Fund	Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
Access High Yield Corporate Bond ETF	$1,093,653	$5,896,448	$(6,377,566)	$612,535	612,535	$5,633
Access Investment Grade Corporate Bond ETF	$3,519,879	$17,533,916	$(18,701,939)	$2,351,856	2,351,856	$20,801
Access Ultra Short Bond ETF	$392,280	$24,738,229	$(24,611,039)	$519,470	519,470	$6,059

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5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Access High Yield Corporate Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

Fund Share Activity
Shares Sold	250,000	$12,235,558	2,450,000	$119,417,522
Shares Redeemed	(150,000)	(7,350,035)	(1,850,000)	(90,435,797)

NET INCREASE IN SHARES	100,000	$4,885,523	600,000	$28,981,725

	Access Inflation Protected USD Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period October 2, 2018* through August 31, 2019

Fund Share Activity
Shares Sold	150,000	$7,894,653	225,000	$11,280,939
Shares Redeemed	—	—	(75,000)	(3,695,696)

NET INCREASE IN SHARES	150,000	$7,894,653	150,000	$7,585,243

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

Fund Share Activity
Shares Sold	2,700,000	$142,520,460	8,450,000	$419,509,892
Shares Redeemed	(1,750,000)	(91,973,342)	(3,850,000)	(189,753,355)

NET INCREASE IN SHARES	950,000	$50,547,118	4,600,000	$229,756,537

*	Commencement of operations.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

Fund Share Activity
Shares Sold	5,630,000	$564,505,704	25,070,000	$2,509,781,663
Shares Redeemed	(2,080,000)	(208,734,435)	(9,850,000)	(986,671,512)

NET INCREASE IN SHARES	3,550,000	$355,771,269	15,220,000	$1,523,110,151

	Access Ultra Short Bond ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period April 15, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	1,325,000	$66,947,563	300,000	$15,034,457
Shares Redeemed	(100,000)	(5,054,607)	—	—

NET INCREASE IN SHARES	1,225,000	$61,892,956	300,000	$15,034,457

*	Commencement of operations.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long term securities for the six months ended February 29, 2020, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short term securities):

Fund	Purchases	Sales
Access High Yield Corporate Bond ETF	$21,687,497	$8,657,583
Access Inflation Protected USD Bond ETF	4,626,155	4,663,655
Access Investment Grade Corporate Bond ETF	166,411,239	24,202,464
Access Treasury 0-1 Year ETF	7,787,751,025	7,812,725,926
Access Ultra Short Bond ETF	70,101,595	17,164,293

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2020, were as follows:

Fund	Purchases	Sales
Access High Yield Corporate Bond ETF	$—	$7,302,617
Access Inflation Protected USD Bond ETF	7,884,471	—
Access Investment Grade Corporate Bond ETF	—	91,196,142
Access Treasury 0-1 Year ETF	562,661,133	208,537,977
Access Ultra Short Bond ETF	—	—

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7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ capital loss carryforward and certain timing differences on a tax-basis were as follows:

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access Ultra Short Bond ETF
Capital loss carryforwards:
Perpetual Short-Term	$(509,049)	$—	$(431,430)	$—	$—
Perpetual Long-Term	(1,005)		(49,645)	—	—
Timing differences (Post-October Capital Loss Deferral)	(6,354)	—	(179,280)	—	—

As of February 29, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate Bonds ETF	Access Treasury 0-1 Year ETF	Access Ultra Short Bond ETF
Tax Cost	$79,052,186	$15,462,461	$542,607,633	$3,523,877,651	$76,793,088
Gross unrealized gain	1,788,672	771,321	41,419,928	5,144,541	421,758
Gross unrealized loss	(1,718,260)	(513)	(369,576)	(361)	(17,192)
Net unrealized gains (losses) on securities	$70,412	$770,808	$41,122,352	$5,144,180	$404,566

The difference between GAAP-basis and tax-basis unrealized gains (losses) is due to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investment resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. OTHER RISKS (continued)

(including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short- term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

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8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s (except the Access Ultra Short Bond ETF) Index trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds.

Upon evaluation, GSAM has concluded that the change in accounting principle does not materially impact the financial statement amounts.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date other than above have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Fund Expenses — For the Six Months Ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2019 and held for the entire six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Access High Yield Corporate Bond ETF				Access Inflation Protected USD Bond ETF				Access Investment Grade Corporate Bond ETF				Access Treasury 0-1 Year ETF				Access Ultra Short Bond ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,010.90		$1.70	$1,000	$1,027.70		$0.60	$1,000	$1,041.80		$0.71	$1,000	$1,010.10		$0.60	$1,000	$1,016.80		$0.80
Hypothetical 5% return	$1,000	$1,023.17	+	$1.71	$1,000	$1,024.27	+	$0.60	$1,000	$1,024.17	+	$0.70	$1,000	$1,024.27	+	$0.60	$1,000	$1,024.07	+	$0.81

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
Access High Yield Corporate Bond ETF	0.34%
Access Inflation Protected USD Bond ETF	0.12%
Access Investment Grade Corporate Bond ETF	0.14%
Access Treasury 0-1 Year ETF	0.12%
Access Ultra Short Bond ETF	0.16%

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF (Unaudited)

Background

The Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF and Goldman Sachs Access Treasury 0-1 Year ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests, to the extent that a Fund had been existence for at least one year;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF (Unaudited) (continued)

(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Funds pay a single fee to the Investment Adviser, and the Investment Adviser pays all of the Funds’ ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies and portfolios that invest in short term U.S. Treasury securities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of each Fund. In this regard, they compared the investment performance of each Fund to its peers using ranking compiled by the Outside Data Provider as of March 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2019. The information on each Fund’s investment performance was provided for the one-year period ending on the applicable dates, to the extent that each Fund had been in existence for that period. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its respective index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its index.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a fee waiver for the Goldman Sachs Access Treasury 0-1 Year ETF. The Trustees noted that license fees would be payable by the Investment Adviser to FTSE Fixed Income LLC for the use of its indices. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds do not have management fee breakpoints. The Trustees considered information previously provided regarding each Fund’s fee structure, the amounts of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Treasury 0-1 Year ETF (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2020.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Ultra Short Bond ETF (Unaudited)

Background

The Goldman Sachs Access Ultra Short Bond ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”);
(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written

69

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and its service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is an actively-managed ETF that does not seek to replicate the performance of a specified index. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing fixed income investment strategies. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund against its peer group identified by the Outside Data Provider using updated performance information prepared by the Investment Adviser as of June 30, 2019. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of seeking to provide current income with preservation of capital.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. In addition, the Trustees considered the Investment Adviser’s undertaking to implement a fee waiver for the Fund. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Access Ultra Short Bond ETF (Unaudited) (continued)

The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund does not have management fee breakpoints. The Trustees considered information previously provided regarding the Fund’s fee structure, the amounts of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2020.

71

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMERS

Goldman Sachs Access High Yield Corporate Bond ETF

The Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs High Yield Corporate Bond Index (the “Index”) vest in the relevant LSE Group company which owns the Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by GSAM.

Goldman Sachs Access Inflation Protected USD Bond ETF

The Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index (the “Index”) vest in the relevant LSE Group company which owns the Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by GSAM.

Goldman Sachs Access Investment Grade Corporate Bond ETF

The Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Goldman Sachs Investment Grade Corporate Bond Index (the “Index”) vest in the relevant LSE Group company which owns the Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE Fixed Income LLC, or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by GSAM.

Goldman Sachs Access Treasury 0-1 Year ETF

The Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) has been developed solely by GSAM. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock

Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE US Treasury 0-1 Year Composite Select Index (the “Index”) vest in the relevant LSE Group company which owns the Index. FTSE® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by GSAM.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

A Fund may be recently or newly organized and have limited operating history.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objectives, risks, and charges and expenses, and read the summary prospectuses, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectuses, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2020 Goldman Sachs. All rights reserved. 200055-OTU-04/2020 GST 1136 AIGAHYCPBNDETFSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Goldman Sachs ActiveBeta® ETFs
ActiveBeta® Emerging Markets Equity ETF (GEM)
ActiveBeta® Europe Equity ETF (GSEU)
ActiveBeta® International Equity ETF (GSIE)
ActiveBeta® Japan Equity ETF (GSJY)
ActiveBeta® U.S. Large Cap Equity ETF (GSLC)
ActiveBeta® U.S. Small Cap Equity ETF (GSSC)

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

ActiveBeta® is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® ETFs

∎	ACTIVEBETA® EMERGING MARKETS EQUITY ETF

∎	ACTIVEBETA® EUROPE EQUITY ETF

∎	ACTIVEBETA® INTERNATIONAL EQUITY ETF

∎	ACTIVEBETA® JAPAN EQUITY ETF

∎	ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

∎	ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

ActiveBeta® Emerging Markets Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$31.01
Net Asset Value (NAV)[1]	$30.91

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Emerging Markets Equity Index[3]	MSCI Emerging Markets Index[4]
Shares	1.32%	1.62%	1.22%	2.93%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Emerging Markets Equity Index (the “Index”) is designed to deliver exposure to equity securities of emerging market issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Alibaba Group Holding Ltd. ADR	5.3%	Consumer Discretionary	China
Tencent Holdings Ltd.	4.4	Communication Services	China
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2	Information Technology	Taiwan
Samsung Electronics Co. Ltd.	3.6	Information Technology	South Korea
Ping An Insurance Group Co. of China Ltd., Class H	1.2	Financials	China
China Construction Bank Corp., Class H	1.2	Financials	China
LUKOIL PJSC	0.9	Energy	Russia
China Mobile Ltd.	0.8	Communication Services	China
Infosys Ltd.	0.8	Information Technology	India
Samsung Electronics Co. Ltd., Participating Preferred	0.7	Information Technology	South Korea

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.7% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

ActiveBeta® Europe Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$28.18
Net Asset Value (NAV)[1]	$28.01

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Europe Equity Index[3]	MSCI Europe Index[4]
Shares	-1.51%	-0.98%	-1.35%	-1.12%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Europe Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers in Europe. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	3.2%	Consumer Staples	Switzerland
Roche Holding AG	2.6	Health Care	Switzerland
Novartis AG	1.8	Health Care	Switzerland
Novo Nordisk A/S, Class B	1.2	Health Care	Denmark
SAP SE	1.2	Information Technology	Germany
LVMH Moet Hennessy Louis Vuitton SE	1.2	Consumer Discretionary	France
Sanofi	1.1	Health Care	France
GlaxoSmithKline PLC	1.1	Health Care	United Kingdom
adidas AG	1.0	Consumer Discretionary	Germany
AstraZeneca PLC	1.0	Health Care	United Kingdom

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.8% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Europe Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

ActiveBeta® International Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$26.94
Net Asset Value (NAV)[1]	$26.95

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Intl Equity Index[3]	MSCI World ex USA Index[4]
Shares	-1.66%	-1.80%	-1.53%	-0.92%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® International Equity Index (the “Index”) is designed to deliver exposure to equity securities of developed market issuers outside of the United States. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Nestle SA	1.8%	Consumer Staples	Switzerland
Roche Holding AG	1.4	Health Care	Switzerland
Novartis AG	1.0	Health Care	Switzerland
LVMH Moet Hennessy Louis Vuitton SE	0.7	Consumer Discretionary	France
Novo Nordisk A/S, Class B	0.7	Health Care	Denmark
adidas AG	0.6	Consumer Discretionary	Germany
Royal Bank of Canada	0.6	Financials	Canada
SAP SE	0.6	Information Technology	Germany
Sanofi	0.6	Health Care	France
L’Oreal SA	0.6	Consumer Staples	France

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.5% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® International Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

ActiveBeta® Japan Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$29.61
Net Asset Value (NAV)[1]	$29.95

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® Japan Equity Index[3]	MSCI Japan Index[4]
Shares	-0.12%	-1.03%	-0.12%	0.37%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® Japan Equity Index (the “Index”) is designed to deliver exposure to equity securities of Japan issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The MSCI Japan Index is designed to measure the performance of the large and mid cap segments of the Japanese market. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Toyota Motor Corp.	3.8%	Consumer Discretionary	Japan
Sony Corp.	2.1	Consumer Discretionary	Japan
SoftBank Group Corp.	1.7	Communication Services	Japan
Honda Motor Co. Ltd.	1.5	Consumer Discretionary	Japan
KDDI Corp.	1.4	Communication Services	Japan
Keyence Corp.	1.4	Information Technology	Japan
Nippon Telegraph & Telephone Corp.	1.3	Communication Services	Japan
Sumitomo Mitsui Financial Group, Inc.	1.3	Financials	Japan
Mitsubishi UFJ Financial Group, Inc.	1.3	Financials	Japan
NTT DOCOMO, Inc.	1.3	Communication Services	Japan

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.6% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Japan Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

ActiveBeta® U.S. Large Cap Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$59.99
Net Asset Value (NAV)[1]	$59.78

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Large Cap Equity Index[3]	S&P 500 Index[4]
Shares	2.01%	2.41%	2.09%	1.92%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of large capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low dgree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	4.2%	Information Technology	United States
Apple, Inc.	3.9	Information Technology	United States
Amazon.com, Inc.	2.5	Consumer Discretionary	United States
Facebook, Inc., Class A	1.5	Communication Services	United States
Alphabet, Inc., Class C	1.3	Communication Services	United States
Alphabet, Inc., Class A	1.3	Communication Services	United States
Johnson & Johnson	1.2	Health Care	United States
JPMorgan Chase & Co.	1.2	Financials	United States
Home Depot, Inc. (The)	1.0	Consumer Discretionary	United States
Intel Corp.	1.0	Information Technology	United States

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

ActiveBeta® U.S. Small Cap Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$41.65
Net Asset Value (NAV)[1]	$41.89

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	GS ActiveBeta® U.S. Small Cap Equity Index[3]	Russell 2000® Index[4]
Shares	-1.56%	-2.12%	-1.49%	-0.52%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (the “Index”) is designed to deliver exposure to equity securities of small capitalization U.S. issuers. The Index seeks to capture common sources of active equity returns, including value (i.e., how attractively a stock is priced relative to its “fundamentals”, such as book value or free cash flow), momentum (i.e., whether a company’s share price is trending up or down), quality (i.e., profitability) and low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time). The index provider for the reference index on which the Index is based may delay or change a scheduled rebalancing or reconstitution of such reference index or the implementation of certain rules at its sole discretion. In such circumstances, the scheduled rebalancing or reconstitution of the Index may likewise be delayed or changed. It is not possible to invest directly in an unmanaged index.

[4]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs. to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Amedisys, Inc.	0.4%	Health Care	United States
Trex Co., Inc.	0.4	Industrials	United States
Cirrus Logic, Inc.	0.4	Information Technology	United States
Deckers Outdoor Corp.	0.3	Consumer Discretionary	United States
SiteOne Landscape Supply, Inc.	0.3	Industrials	United States
Haemonetics Corp.	0.3	Health Care	United States
Essent Group Ltd.	0.3	Financials	United States
Radian Group, Inc.	0.3	Financials	United States
Redfin Corp.	0.3	Real Estate	United States
Generac Holdings, Inc.	0.3	Industrials	United States

FUND VS BENCHMARK[6]

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

[6]	Country and sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by MSCI. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 1.5% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Argentina – 0.3%
20,216	Globant SA (Information Technology)*	$2,284,610
96,480	Telecom Argentina SA ADR (Communication Services)	1,119,168
203,482	YPF SA ADR (Energy)	1,625,821

		5,029,599

Brazil – 6.1%
1,647,234	Ambev SA (Consumer Staples)	5,308,653
374,912	B3 SA – Brasil Bolsa Balcao (Financials)	3,988,735
562,658	Banco Bradesco SA (Financials)	3,403,397
114,045	Banco BTG Pactual SA (Financials)	1,707,774
403,132	Banco do Brasil SA (Financials)	4,187,108
640,892	BB Seguridade Participacoes SA (Financials)	4,524,378
252,539	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	3,288,523
533,589	Embraer SA (Industrials)*	2,005,845
246,115	Energisa SA (Utilities)	2,945,754
297,129	Engie Brasil Energia SA (Utilities)	3,130,239
583,201	Equatorial Energia SA (Utilities)	3,187,689
204,600	Hapvida Participacoes e Investimentos SA (Health Care)(a)	2,503,279
255,921	Hypera SA (Health Care)	1,945,650
676,540	IRB Brasil Resseguros SA (Financials)	4,985,971
518,975	Klabin SA (Materials)	2,214,327
241,173	Localiza Rent a Car SA (Industrials)	2,648,191
605,818	Lojas Renner SA (Consumer Discretionary)	7,157,049
355,104	Magazine Luiza SA (Consumer Discretionary)	3,976,340
588,010	Natura & Co. Holding SA (Consumer Staples)	5,931,385
192,701	Notre Dame Intermedica Participacoes SA (Health Care)	2,700,671
393,200	Petrobras Distribuidora SA (Consumer Discretionary)	2,274,671
917,005	Petroleo Brasileiro SA (Energy)	5,518,311
288,110	Porto Seguro SA (Financials)	3,894,129
217,237	Raia Drogasil SA (Consumer Staples)	5,773,213
370,351	Sul America SA (Financials)	4,437,661
927,202	Vale SA (Materials)	9,106,274
570,293	WEG SA (Industrials)	5,454,355

		108,199,572

Chile – 0.5%
45,647,562	Banco Santander Chile (Financials)	2,030,499
1,510,300	Cencosud SA (Consumer Staples)	1,767,445
281,582	Cia Cervecerias Unidas SA (Consumer Staples)	2,108,956
14,732,127	Enel Americas SA (Utilities)	2,460,353

		8,367,253

Common Stocks – (continued)
China – 30.9%
33,174	58.com, Inc. ADR (Communication Services)*	1,830,210
5,048,409	Agricultural Bank of China Ltd., Class A (Financials)	2,462,744
10,440,384	Agricultural Bank of China Ltd., Class H (Financials)	4,179,878
445,951	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	92,757,808
672,315	ANTA Sports Products Ltd. (Consumer Discretionary)	5,404,884
29,786	Autohome, Inc. ADR (Communication Services)*	2,313,479
3,493,300	BAIC Motor Corp. Ltd., Class H (Consumer Discretionary)(a)	1,712,347
60,345	Baidu, Inc. ADR (Communication Services)*	7,240,193
3,386,038	Bank of Beijing Co. Ltd., Class A (Financials)	2,475,273
5,431,255	Bank of China Ltd., Class A (Financials)	2,758,284
18,768,492	Bank of China Ltd., Class H (Financials)	7,417,757
3,221,608	Bank of Communications Co. Ltd., Class A (Financials)	2,396,550
5,817,894	Bank of Communications Co. Ltd., Class H (Financials)	3,732,745
2,617,794	Bank of Jiangsu Co. Ltd., Class A (Financials)	2,389,277
1,483,290	Bank of Shanghai Co. Ltd., Class A (Financials)	1,827,004
59,140	Baozun, Inc. ADR (Consumer Discretionary)*(b)	1,875,921
544,438	Beijing Enterprises Holdings Ltd. (Utilities)	2,298,460
6,359,510	China Agri-Industries Holdings Ltd. (Consumer Staples)	3,451,887
9,045,125	China Cinda Asset Management Co. Ltd., Class H (Financials)	1,891,885
5,015,547	China CITIC Bank Corp Ltd., Class H (Financials)	2,606,549
656,500	China Conch Venture Holdings Ltd. (Industrials)	3,192,761
1,943,075	China Construction Bank Corp., Class A (Financials)	1,806,813
25,541,492	China Construction Bank Corp., Class H (Financials)	20,648,065
3,468,170	China Everbright Bank Co. Ltd., Class A (Financials)	1,875,437
6,948,233	China Everbright Bank Co. Ltd., Class H (Financials)	2,781,772
160,641	China International Travel Service Corp. Ltd., Class A (Consumer Discretionary)	1,804,000
2,782,009	China Jinmao Holdings Group Ltd. (Real Estate)	2,031,250

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,658,419	China Lesso Group Holdings Ltd. (Industrials)	$2,489,847
1,153,420	China Life Insurance Co. Ltd., Class H (Financials)	2,702,594
2,184,509	China Medical System Holdings Ltd. (Health Care)	2,691,024
1,743,696	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	6,253,816
371,949	China Merchants Bank Co. Ltd., Class A (Financials)	1,819,784
1,481,531	China Merchants Bank Co. Ltd., Class H (Financials)	6,986,515
3,192,137	China Minsheng Banking Corp. Ltd., Class A (Financials)	2,612,089
5,419,565	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,657,992
1,711,520	China Mobile Ltd. (Communication Services)	13,462,787
1,656,600	China National Building Material Co. Ltd., Class H (Materials)	1,915,292
769,205	China Overseas Land & Investment Ltd. (Real Estate)	2,581,109
2,762,336	China Petroleum & Chemical Corp., Class A (Energy)	1,817,794
7,424,925	China Petroleum & Chemical Corp., Class H (Energy)	3,830,105
577,814	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	2,676,627
523,495	China Resources Land Ltd. (Real Estate)	2,414,927
2,764,482	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	2,405,116
1,362,241	China Shenhua Energy Co. Ltd., Class H (Energy)	2,363,323
13,225,289	China Telecom Corp. Ltd., Class H (Communication Services)	4,972,392
3,672,984	China Unicom Hong Kong Ltd. (Communication Services)	2,898,589
3,101,089	China United Network Communications Ltd., Class A (Communication Services)	2,431,113
1,109,204	China Yangtze Power Co. Ltd., Class A (Utilities)	2,702,318
4,150,347	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	1,874,647
2,271,819	CITIC Ltd. (Industrials)	2,521,636
4,705,097	CNOOC Ltd. (Energy)	6,448,109
2,237,900	Country Garden Holdings Co. Ltd. (Real Estate)	2,963,554
534,824	Country Garden Services Holdings Co. Ltd. (Industrials)	2,086,301
2,106,020	CSPC Pharmaceutical Group Ltd. (Health Care)	4,799,522
2,921,803	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	1,930,860
2,184,855	Daqin Railway Co. Ltd., Class A (Industrials)	2,212,923

Common Stocks – (continued)
China – (continued)
268,141	ENN Energy Holdings Ltd. (Utilities)	2,971,106
7,368,332	GD Power Development Co. Ltd., Class A (Utilities)	2,213,599
1,649,809	Geely Automobile Holdings Ltd. (Consumer Discretionary)	2,934,198
1,546,955	Guangdong Investment Ltd. (Utilities)	2,906,105
452,600	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	1,849,765
2,470,520	Huaxia Bank Co. Ltd., Class A (Financials)	2,456,312
3,394,408	Industrial & Commercial Bank of China Ltd., Class A (Financials)	2,573,655
16,588,156	Industrial & Commercial Bank of China Ltd., Class H (Financials)	11,345,349
1,211,119	Industrial Bank Co. Ltd., Class A (Financials)	2,995,658
181,515	JD.com, Inc. ADR (Consumer Discretionary)*	6,990,143
320,652	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	3,857,347
651,400	Kingboard Holdings Ltd. (Information Technology)	1,721,898
2,854,621	Kunlun Energy Co. Ltd. (Utilities)	1,992,691
24,634	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	3,724,949
4,097,360	Lenovo Group Ltd. (Information Technology)	2,528,959
1,651,404	Li Ning Co. Ltd. (Consumer Discretionary)	4,344,099
1,073,633	Longfor Group Holdings Ltd. (Real Estate)(a)	4,966,537
379,001	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	2,591,664
2,994,200	Luye Pharma Group Ltd. (Health Care)(a)	1,825,017
150,350	Meituan Dianping, Class B (Consumer Discretionary)*	1,908,061
91,405	Momo, Inc. ADR (Communication Services)	2,570,309
67,327	Muyuan Foodstuff Co. Ltd., Class A (Consumer Staples)	1,122,085
26,291	NetEase, Inc. ADR (Communication Services)	8,379,205
51,144	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	6,540,806
5,092,300	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	1,803,498
2,500,539	PetroChina Co. Ltd., Class A (Energy)	1,813,644
8,147,726	PetroChina Co. Ltd., Class H (Energy)	3,157,446

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,260,682	PICC Property & Casualty Co. Ltd., Class H (Financials)	$3,376,560
59,486	Pinduoduo, Inc. ADR (Consumer Discretionary)*	2,128,409
219,575	Ping An Insurance Group Co of China Ltd., Class A (Financials)	2,441,328
1,926,480	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	21,420,303
3,046,776	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,923,526
933,000	Semiconductor Manufacturing International Corp. (Information Technology)*	1,807,803
1,802,499	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,797,790
298,195	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	3,663,799
58,557	SINA Corp. (Communication Services)*	1,917,742
603,609	Sunac China Holdings Ltd. (Real Estate)	3,291,828
115,480	Sunny Optical Technology Group Co. Ltd. (Information Technology)	1,795,982
90,993	TAL Education Group ADR (Consumer Discretionary)*	4,949,109
1,564,596	Tencent Holdings Ltd. (Communication Services)	77,496,494
1,958,151	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	3,562,993
1,420,600	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,642,439
68,422	Trip.com Group Ltd. ADR (Consumer Discretionary)*	2,077,292
332,245	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	4,262,703
3,167,454	Want Want China Holdings Ltd. (Consumer Staples)	2,446,805
1,195,074	Weichai Power Co. Ltd., Class H (Industrials)	2,352,408
339,315	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,643,616
102,593	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	1,770,009
125,900	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	1,841,718
597,657	Yihai International Holding Ltd. (Consumer Staples)*	3,999,437
207,101	Yum China Holdings, Inc. (Consumer Discretionary)	9,068,953

		545,449,089

Colombia – 0.4%
2,595,015	Ecopetrol SA (Energy)	2,271,606

Common Stocks – (continued)
Colombia – (continued)
209,631	Grupo de Inversiones Suramericana SA (Financials)	1,802,548
438,247	Interconexion Electrica SA ESP (Utilities)	2,298,070

		6,372,224

Egypt – 0.5%
1,110,496	Commercial International Bank Egypt SAE GDR (Financials)	5,441,430
337,644	Commercial International Bank Egypt SAE (Financials)	1,783,201
1,396,655	ElSewedy Electric Co. (Industrials)	844,292

		8,068,923

Greece – 0.3%
322,763	Hellenic Telecommunications Organization SA (Communication Services)	4,545,191

Hong Kong – 0.7%
1,451,533	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	4,153,597
2,899,848	Sino Biopharmaceutical Ltd. (Health Care)	4,197,366
3,289,166	Sun Art Retail Group Ltd. (Consumer Staples)	4,203,758

		12,554,721

Hungary – 0.3%
234,872	MOL Hungarian Oil & Gas PLC (Energy)	1,806,337
79,380	OTP Bank Nyrt (Financials)	3,432,069

		5,238,406

India – 9.0%
125,400	Asian Paints Ltd. (Materials)	3,124,162
125,011	Avenue Supermarts Ltd. (Consumer Staples)*(a)	4,025,625
335,694	Axis Bank Ltd. (Financials)	3,243,557
99,793	Bajaj Finance Ltd. (Financials)	6,175,364
21,200	Bajaj Finserv Ltd. (Financials)	2,658,758
329,100	Berger Paints India Ltd. (Materials)	2,583,595
302,500	Bharti Airtel Ltd. (Communication Services)*	2,194,322
60,517	Britannia Industries Ltd. (Consumer Staples)	2,490,700
357,049	Dabur India Ltd. (Consumer Staples)	2,454,457
98,146	Divi’s Laboratories Ltd. (Health Care)	2,865,399
93,612	Dr. Reddy’s Laboratories Ltd. (Health Care)	3,796,885
847,859	HCL Technologies Ltd. (Information Technology)	6,277,805
66,146	HDFC Asset Management Co. Ltd. (Financials)(a)	2,879,288
373,611	HDFC Life Insurance Co. Ltd. (Financials)(a)	2,816,805

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
85,818	Hero MotoCorp Ltd. (Consumer Discretionary)	$2,439,839
900,441	Hindalco Industries Ltd. (Materials)	1,945,180
322,718	Hindustan Unilever Ltd. (Consumer Staples)	9,725,028
418,601	Housing Development Finance Corp. Ltd. (Financials)	12,620,239
652,309	ICICI Bank Ltd. (Financials)	4,494,553
139,859	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	2,396,600
411,900	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	2,690,542
1,310,700	Infosys Ltd. (Information Technology)	13,289,073
994,043	ITC Ltd. (Consumer Staples)	2,721,075
117,896	Larsen & Toubro Ltd. (Industrials)	1,940,034
684,802	Marico Ltd. (Consumer Staples)	2,834,858
23,407	Nestle India Ltd. (Consumer Staples)	5,117,754
138,396	Pidilite Industries Ltd. (Materials)	2,901,680
978,025	Power Grid Corp. of India Ltd. (Utilities)	2,459,716
1,105,032	REC Ltd. (Financials)	1,803,759
587,110	Reliance Industries Ltd. (Energy)	10,809,072
228,497	SBI Life Insurance Co. Ltd. (Financials)(a)	2,819,188
113,017	Siemens Ltd. (Industrials)	2,041,721
351,484	Tata Consultancy Services Ltd. (Information Technology)	9,741,514
334,057	Tech Mahindra Ltd. (Information Technology)	3,445,762
203,545	Titan Co. Ltd. (Consumer Discretionary)	3,538,258
37,327	UltraTech Cement Ltd. (Materials)	2,182,492
257,310	UPL Ltd. (Materials)	1,852,967
1,602,124	Wipro Ltd. (Information Technology)	4,916,207

		158,313,833

Indonesia – 1.5%
4,966,318	Astra International Tbk PT (Consumer Discretionary)	1,912,452
3,208,304	Bank Central Asia Tbk PT (Financials)	7,032,665
4,557,048	Bank Mandiri Persero Tbk PT (Financials)	2,310,683
12,414,848	Bank Rakyat Indonesia Persero Tbk PT (Financials)	3,625,594
24,063,860	Barito Pacific Tbk PT (Materials)*	1,652,058
3,421,163	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	2,450,075
16,917,499	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)	4,115,147
7,289,258	Unilever Indonesia Tbk PT (Consumer Staples)	3,467,447

		26,566,121

Common Stocks – (continued)
Luxembourg – 0.1%
134,300	Reinet Investments SCA (Financials)	2,752,076

Mexico – 2.9%
3,238,381	Alfa SAB de CV, Class A (Industrials)	2,056,245
869,004	Alsea SAB de CV (Consumer Discretionary)*(b)	1,752,362
10,694,408	America Movil SAB de CV, Series L (Communication Services)	8,384,169
482,078	Arca Continental SAB de CV (Consumer Staples)	2,629,738
5,176,155	Cemex SAB de CV, Series CPO (Materials)	1,657,708
422,998	Coca-Cola Femsa SAB de CV (Consumer Staples)	2,328,610
1,637,808	Fibra Uno Administracion SA de CV REIT (Real Estate)	2,448,046
613,362	Fomento Economico Mexicano SAB de CV (Consumer Staples)	4,932,860
332,261	Gruma SAB de CV, Class B (Consumer Staples)	3,173,150
265,106	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	2,861,240
2,086,081	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,128,621
593,709	Grupo Financiero Banorte SAB de CV, Class O (Financials)	3,198,198
1,786,686	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	1,906,135
893,666	Grupo Mexico SAB de CV, Series B (Materials)	2,095,521
1,296,192	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)*	2,440,284
2,082,444	Wal-Mart de Mexico SAB de CV (Consumer Staples)	5,806,628

		50,799,515

Peru – 0.2%
18,071	Credicorp Ltd. (Financials)	3,275,730

Philippines – 0.3%
70,539	Globe Telecom, Inc. (Communication Services)	2,461,773

961,890	International Container Terminal Services, Inc. (Industrials)	2,000,203
517,828	Jollibee Foods Corp. (Consumer Discretionary)	1,726,940

		6,188,916

Poland – 0.8%
27,179	CD Projekt SA (Communication Services)	1,919,840
78,582	Dino Polska SA (Consumer Staples)*(a)	2,826,218
1,697	LPP SA (Consumer Discretionary)	2,969,868

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
123,446	Polski Koncern Naftowy ORLEN SA (Energy)	$1,836,019
255,863	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	2,030,576
227,194	Powszechny Zaklad Ubezpieczen SA (Financials)	2,002,433

		13,584,954

Qatar – 1.2%
1,742,557	Commercial Bank PSQC (The) (Financials)	2,165,485
2,247,109	Masraf Al Rayan QSC (Financials)*	2,511,702
1,220,089	Ooredoo QPSC (Communication Services)	2,119,009
395,792	Qatar Fuel QSC (Energy)	2,097,847
1,011,569	Qatar International Islamic Bank QSC (Financials)	2,361,369
713,013	Qatar Islamic Bank (Financials)	3,054,721
1,464,578	Qatar National Bank QPSC (Financials)	7,577,796

		21,887,929

Russia – 4.6%
1,707,078	Alrosa PJSC (Materials)	1,813,516
3,086,292	Gazprom PJSC (Energy)	9,307,099
56,194,394	Inter RAO UES PJSC (Utilities)	4,351,721
179,595	LUKOIL PJSC (Energy)	15,232,168
16,450	MMC Norilsk Nickel PJSC (Materials)	4,957,031
266,800	Mobile TeleSystems PJSC ADR (Communication Services)	2,587,960
20,375	Novatek PJSC GDR (Energy)	2,919,738
209,626	Polymetal International PLC (Materials)	3,197,732
23,897	Polyus PJSC (Materials)	3,009,884
351,555	Rosneft Oil Co. PJSC (Energy)	2,110,376
3,562,044	Sberbank of Russia PJSC (Financials)	12,369,622
101,124	Severstal PJSC GDR (Materials)	1,222,589
138,112	Severstal PJSC (Materials)	1,674,197
5,291,535	Surgutneftegas PJSC (Energy)	3,026,490
50,487	Tatneft PJSC ADR (Energy)	3,008,016
348,998	Tatneft PJSC (Energy)	3,487,903
4,402,497,529	VTB Bank PJSC (Financials)	2,838,694
109,263	X5 Retail Group NV GDR (Consumer Staples)	3,366,504

		80,481,240

Saudi Arabia – 2.3%
295,474	Al Rajhi Bank (Financials)	4,875,341
399,800	Arab National Bank (Financials)	2,696,239
835,163	Dar Al Arkan Real Estate Development Co. (Real Estate)*	2,085,960
348,855	Etihad Etisalat Co. (Communication Services)*	2,133,209

Common Stocks – (continued)
Saudi Arabia – (continued)
301,445	National Commercial Bank (Financials)	3,559,646
371,034	Riyad Bank (Financials)	2,167,950
585,600	Sahara International Petrochemical Co. (Materials)	2,435,122
297,189	Samba Financial Group (Financials)	2,127,022
499,600	Saudi Arabian Oil Co. (Energy)*(a)	4,441,333
94,300	Saudi Basic Industries Corp. (Materials)	1,978,251
670,543	Saudi Electricity Co. (Utilities)	3,002,832
340,369	Saudi Industrial Investment Group (Materials)	1,912,563
1,083,900	Saudi Kayan Petrochemical Co. (Materials)*	2,559,870
99,474	Saudi Telecom Co. (Communication Services)	2,190,205
248,100	Savola Group (The) (Consumer Staples)*	2,212,167

		40,377,710

South Africa – 3.5%
26,916	Anglo American Platinum Ltd. (Materials)(b)	1,791,959
134,741	AngloGold Ashanti Ltd. (Materials)	2,379,113
267,362	Aspen Pharmacare Holdings Ltd. (Health Care)*	1,699,533
157,043	Bid Corp. Ltd. (Consumer Staples)	2,776,491
204,783	Bidvest Group Ltd. (The) (Industrials)(b)	2,343,129
34,804	Capitec Bank Holdings Ltd. (Financials)	2,876,067
163,435	Clicks Group Ltd. (Consumer Staples)	2,446,616
1,065,259	FirstRand Ltd. (Financials)(b)	3,732,453
236,700	Gold Fields Ltd. (Materials)	1,387,565
239,876	Impala Platinum Holdings Ltd. (Materials)*	1,900,680
480,261	Investec Ltd. (Financials)	2,407,792
247,652	Mr Price Group Ltd. (Consumer Discretionary)	2,376,634
487,900	MultiChoice Group (Communication Services)*	2,804,305
77,753	Naspers Ltd., Class N (Consumer Discretionary)	11,767,805
200,019	Nedbank Group Ltd. (Financials)	2,245,517
257,310	Northam Platinum Ltd. (Materials)*	1,818,990
3,617,295	Old Mutual Ltd. (Financials)	3,600,854
894,264	Pick n Pay Stores Ltd. (Consumer Staples)	3,140,142
936,615	Sibanye Gold Ltd. (Materials)*	2,639,300
352,039	Standard Bank Group Ltd. (Financials)(b)	3,323,128
278,500	Vodacom Group Ltd. (Communication Services)	1,941,525

		61,399,598

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 11.2%
18,487	Amorepacific Corp. (Consumer Staples)*	$2,450,726
420,290	BNK Financial Group, Inc. (Financials)	2,135,191
170,849	Cheil Worldwide, Inc. (Communication Services)	2,722,049
53,264	Coway Co. Ltd. (Consumer Discretionary)	3,021,729
57,658	DB Insurance Co. Ltd. (Financials)	2,055,654
80,221	GS Holdings Corp. (Energy)	2,724,674
77,681	GS Retail Co. Ltd. (Consumer Staples)	2,261,032
96,474	Hana Financial Group, Inc. (Financials)	2,494,264
47,441	Hotel Shilla Co. Ltd. (Consumer Discretionary)	3,136,692
37,464	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,187,071
17,359	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,001,556
48,433	Hyundai Motor Co. (Consumer Discretionary)	4,586,081
20,925	Kakao Corp. (Communication Services)	2,963,442
123,752	KB Financial Group, Inc. (Financials)	3,963,732
148,119	Kia Motors Corp. (Consumer Discretionary)	4,421,008
45,950	KMW Co. Ltd. (Information Technology)*	1,840,648
108,245	Korea Electric Power Corp. (Utilities)	1,898,410
76,405	Korea Gas Corp. (Utilities)	1,767,790
47,175	Korea Investment Holdings Co. Ltd. (Financials)*	2,439,349
6,819	Korea Zinc Co. Ltd. (Materials)	2,327,275
36,041	KT&G Corp. (Consumer Staples)	2,513,522
43,434	LG Corp. (Industrials)	2,413,993
70,353	LG Electronics, Inc. (Consumer Discretionary)	3,498,823
6,616	LG Household & Health Care Ltd. (Consumer Staples)	6,651,409
317,558	LG Uplus Corp. (Communication Services)	3,451,433
697,949	Meritz Securities Co. Ltd. (Financials)	1,997,013
20,845	NAVER Corp (Communication Services)	2,986,439
9,580	NCSoft Corp. (Communication Services)	5,119,325
24,291	Orion Corp. (Consumer Staples)	1,886,078
6,039	Ottogi Corp. (Consumer Staples)	2,471,291
13,299	Pearl Abyss Corp. (Communication Services)*	1,940,373
19,531	POSCO (Materials)	3,143,936
45,268	S-1 Corp. (Industrials)	3,063,837
4,900	Samsung Biologics Co Ltd. (Health Care)*(a)	1,870,029
25,323	Samsung C&T Corp. (Industrials)	2,199,734

Common Stocks – (continued)
South Korea – (continued)
24,037	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,493,752
1,419,717	Samsung Electronics Co. Ltd. (Information Technology)	63,358,305
47,115	Samsung Life Insurance Co. Ltd. (Financials)	2,269,434
11,425	Samsung SDI Co. Ltd. (Information Technology)	2,775,113
13,052	Samsung SDS Co. Ltd. (Information Technology)	1,789,344
80,365	Samsung Securities Co. Ltd. (Financials)	2,190,269
126,005	Shinhan Financial Group Co. Ltd. (Financials)	3,351,141
164,475	SK Hynix, Inc. (Information Technology)	11,903,954
25,808	SK Telecom Co. Ltd. (Communication Services)	4,515,603
302,222	Woori Financial Group, Inc. (Financials)	2,391,398

		196,643,921

Taiwan – 14.7%
337,599	Accton Technology Corp. (Information Technology)	1,822,931
448,796	Advantech Co. Ltd. (Information Technology)	4,365,013
1,469,479	ASE Technology Holding Co. Ltd. (Information Technology)	3,460,224
1,852,285	Asia Cement Corp. (Materials)	2,713,018
2,473,697	Cathay Financial Holding Co. Ltd. (Financials)	3,271,902
1,106,974	Chailease Holding Co. Ltd. (Financials)	4,204,231
3,931,873	Chang Hwa Commercial Bank Ltd. (Financials)	3,012,581
947,778	Chicony Electronics Co. Ltd. (Information Technology)	2,613,632
8,840,576	China Development Financial Holding Corp. (Financials)	2,674,406
4,424,585	China Steel Corp. (Materials)	3,360,870
1,222,833	Chunghwa Telecom Co. Ltd. (Communication Services)	4,361,564
4,637,559	Compal Electronics, Inc. (Information Technology)	2,825,772
6,121,159	CTBC Financial Holding Co. Ltd. (Financials)	4,588,924
747,736	Delta Electronics, Inc. (Information Technology)	3,457,225
4,252,470	E.Sun Financial Holding Co. Ltd. (Financials)	4,079,798
905,989	Far EasTone Telecommunications Co. Ltd. (Communication Services)	1,977,770
942,520	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	5,322,773
4,280,605	First Financial Holding Co. Ltd. (Financials)	3,350,463

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
935,048	Formosa Chemicals & Fibre Corp. (Materials)	$2,538,382
895,636	Formosa Plastics Corp. (Materials)	2,691,685
1,199,552	Foxconn Technology Co. Ltd. (Information Technology)	2,357,151
2,052,383	Fubon Financial Holding Co. Ltd. (Financials)	3,012,877
191,052	Globalwafers Co. Ltd. (Information Technology)	2,583,788
2,889,771	Hon Hai Precision Industry Co. Ltd. (Information Technology)	7,663,555
98,146	Hotai Motor Co. Ltd. (Consumer Discretionary)	2,032,317
3,714,439	Hua Nan Financial Holdings Co. Ltd. (Financials)	2,643,576
4,081,226	Inventec Corp. (Information Technology)	3,093,318
23,361	Largan Precision Co. Ltd. (Information Technology)	3,417,799
2,018,348	Lite-On Technology Corp. (Information Technology)	2,922,920
399,950	MediaTek, Inc. (Information Technology)	4,755,098
3,041,648	Mega Financial Holding Co. Ltd. (Financials)	3,249,635
1,123,782	Nan Ya Plastics Corp. (Materials)	2,527,438
314,665	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,535,652
278,000	Novatek Microelectronics Corp. (Information Technology)	1,794,911
1,228,100	Pegatron Corp. (Information Technology)	2,543,036
2,460,000	Pou Chen Corp. (Consumer Discretionary)	2,770,389
1,041,201	Powertech Technology, Inc. (Information Technology)	3,507,406
625,398	President Chain Store Corp. (Consumer Staples)	6,123,962
1,094,038	Quanta Computer, Inc. (Information Technology)	2,240,141
278,066	Realtek Semiconductor Corp. (Information Technology)	2,066,244
1,481,912	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	2,461,737
5,596,946	SinoPac Financial Holdings Co Ltd. (Financials)	2,402,956
1,577,098	Standard Foods Corp. (Consumer Staples)	3,536,550
2,442,675	Synnex Technology International Corp. (Information Technology)	3,033,226
6,202,444	Taishin Financial Holding Co. Ltd. (Financials)	2,908,724
9,275,799	Taiwan Business Bank (Financials)	3,676,071
2,140,248	Taiwan Cement Corp. (Materials)	2,986,360
4,205,149	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	2,909,489

Common Stocks – (continued)
Taiwan – (continued)
2,799,051	Taiwan High Speed Rail Corp. (Industrials)	3,189,196
852,456	Taiwan Mobile Co. Ltd. (Communication Services)	2,956,055
7,060,264	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	73,681,647
3,177,063	Uni-President Enterprises Corp. (Consumer Staples)	7,680,477
5,380,109	United Microelectronics Corp. (Information Technology)	2,718,528
4,152,606	Wistron Corp. (Information Technology)	3,709,704
2,177,017	WPG Holdings Ltd. (Information Technology)	2,789,619
216,106	Yageo Corp. (Information Technology)	2,926,186
4,183,566	Yuanta Financial Holding Co. Ltd. (Financials)	2,652,767
718,560	Zhen Ding Technology Holding Ltd. (Information Technology)	2,740,920

		259,494,589

Thailand – 2.1%
608,516	Advanced Info Service PCL NVDR (Communication Services)	3,856,860
6,232,000	BTS Group Holdings PCL NVDR (Industrials)	2,152,711
2,594,200	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	2,199,171
2,089,877	CP ALL PCL NVDR (Consumer Staples)	4,354,600
310,102	Electricity Generating PCL NVDR (Utilities)	2,682,866
351,300	Gulf Energy Development PCL NVDR (Utilities)	1,842,502
7,357,200	Home Product Center PCL NVDR (Consumer Discretionary)	2,984,382
1,248,600	Intouch Holdings PCL NVDR (Communication Services)	2,136,726
1,285,100	Muangthai Capital PCL NVDR (Financials)	2,341,729
1,468,700	Osotspa PCL NVDR (Consumer Staples)	1,943,217
593,900	PTT Exploration & Production PCL NVDR (Energy)	1,995,037
3,139,270	PTT PCL NVDR (Energy)	3,879,941
1,389,200	Ratch Group PCL NVDR (Utilities)	2,597,458
4,375,500	Thai Union Group PCL NVDR (Consumer Staples)	2,121,539

		37,088,739

Turkey – 0.4%
530,734	BIM Birlesik Magazalar AS (Consumer Staples)	4,079,923
1,862,116	Haci Omer Sabanci Holding AS (Financials)	2,535,762

		6,615,685

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 0.6%
979,259	Abu Dhabi Commercial Bank PJSC (Financials)	$1,900,982
1,536,487	Dubai Islamic Bank PJSC (Financials)	2,258,986
642,077	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,762,073
758,715	First Abu Dhabi Bank PJSC (Financials)	2,958,098

		9,880,139

United States – 0.2%
859,784	JBS SA (Consumer Staples)	4,325,933

TOTAL COMMON STOCKS
(Cost $1,455,661,791)		$1,683,501,606

Shares	Description	Rate	Value

Preferred Stocks – 3.8%
Brazil – 1.9%
1,323,087	Banco Bradesco SA (Financials)	6.77%	$8,953,232
1,776,845	Itau Unibanco Holding SA (Financials)	6.31	12,602,715
1,096,863	Itausa – Investimentos Itau SA (Financials)	4.14	2,919,846
1,004,341	Petroleo Brasileiro SA (Energy)	3.55	5,640,952
248,314	Telefonica Brasil SA (Communication Services)	4.61	2,937,950

			33,054,695

Colombia – 0.2%
245,379	Bancolombia SA, Class Preference (Financials)	2.67	2,911,016

Russia – 0.3%
5,055,549	Surgutneftegas PJSC (Energy)	22.85	2,465,332
1,173	Transneft PJSC (Energy)	7.06	2,650,596

			5,115,928

South Korea – 1.4%
35,833	Amorepacific Corp. (Consumer Staples)*	1.31	2,165,617
44,300	Hyundai Motor Co. (Consumer Discretionary)	6.37	2,418,353
37,532	Hyundai Motor Co. (Consumer Discretionary)	5.67	2,314,654
8,885	LG Household & Health Care Ltd. (Consumer Staples)	1.40	5,362,458
343,241	Samsung Electronics Co. Ltd. (Information Technology)	3.04	12,873,304

			25,134,386

TOTAL PREFERRED STOCKS
(Cost $61,858,109)			$66,216,025

Exchange-Traded Fund – 0.5%
United States – 0.5%
378,506	iShares MSCI Malaysia ETF
(Cost $11,274,138)			$ 9,640,548

Units	Description	Expiration Month	Value

Warrant – 0.0%
Thailand – 0.0%
608,220	BTS Group Holdings PCL (Industrials)*
(Cost $0)		02/21	$16,576

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,528,794,038)			$1,759,374,755

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,026,571	1.507%	$12,026,571
(Cost $12,026,571)

TOTAL INVESTMENTS – 100.6%
(Cost $1,540,820,609)		$1,771,401,326

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(9,447,412)

NET ASSETS – 100.0%		$1,761,953,914

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 0.7%
2,705	BHP Group PLC (Materials)	$49,007
1,692	Rio Tinto PLC (Materials)	77,976

		126,983

Austria – 0.7%
768	ANDRITZ AG (Industrials)	26,928
141	Erste Group Bank AG (Financials)*	4,806
1,128	OMV AG (Energy)	46,898
713	Raiffeisen Bank International AG (Financials)	14,626
442	Verbund AG (Utilities)	20,819
839	voestalpine AG (Materials)	18,229

		132,306

Belgium – 1.2%
717	Ageas (Financials)	32,984
1,013	Anheuser-Busch InBev SA/NV (Consumer Staples)	56,449
128	Galapagos NV (Health Care)*	26,335
182	Groupe Bruxelles Lambert SA (Financials)	16,369
151	KBC Group NV (Financials)	9,955
583	Proximus SADP (Communication Services)	14,319
123	Solvay SA (Materials)	11,090
123	Telenet Group Holding NV (Communication Services)	4,664
479	UCB SA (Health Care)	43,966

		216,131

China – 0.1%
363	Prosus NV (Consumer Discretionary)*	25,387

Denmark – 3.9%
66	AP Moller – Maersk A/S, Class A (Industrials)	62,040
63	AP Moller – Maersk A/S, Class B (Industrials)	62,693
531	Carlsberg A/S, Class B (Consumer Staples)	69,279
75	Chr Hansen Holding A/S (Materials)	5,302
501	Coloplast A/S, Class B (Health Care)	66,632
2,166	Danske Bank A/S (Financials)	33,319
227	Demant A/S (Health Care)*	6,890
245	DSV PANALPINA A/S (Industrials)	24,553
96	Genmab A/S (Health Care)*	21,477
156	H Lundbeck A/S (Health Care)	5,343
3,758	Novo Nordisk A/S, Class B (Health Care)	218,636
263	Novozymes A/S, Class B (Materials)	13,264
511	Orsted A/S (Utilities)(a)	52,233
564	Pandora A/S (Consumer Discretionary)	25,177
1,058	Tryg A/S (Financials)	29,113
190	Vestas Wind Systems A/S (Industrials)	18,137

		714,088

Finland – 1.3%
499	Elisa OYJ (Communication Services)	28,470
800	Fortum OYJ (Utilities)	16,943
603	Kone OYJ, Class B (Industrials)	33,781

Common Stocks – (continued)
Finland – (continued)
479	Neste OYJ (Energy)	18,763
2,390	Nokia OYJ (Information Technology)	9,044
1,647	Nordea Bank Abp (Financials)	12,856
2,103	Orion OYJ, Class B (Health Care)	83,046
502	Sampo OYJ, Class A (Financials)	20,336
279	UPM-Kymmene OYJ (Materials)	8,498

		231,737

France – 18.2%
285	Accor SA (Consumer Discretionary)	10,228
63	Aeroports de Paris (Industrials)	9,259
585	Air Liquide SA (Materials)	78,975
552	Airbus SE (Industrials)	65,546
541	Alstom SA (Industrials)	26,439
114	Amundi SA (Financials)(a)	8,096
179	Arkema SA (Materials)	16,725
1,297	Atos SE (Information Technology)	95,882
2,389	AXA SA (Financials)	54,990
363	BioMerieux (Health Care)	33,235
2,137	BNP Paribas SA (Financials)	102,780
13,350	Bollore SA (Communication Services)	45,518
435	Bouygues SA (Industrials)	16,953
628	Bureau Veritas SA (Industrials)	15,211
527	Capgemini SE (Information Technology)	57,437
2,858	Carrefour SA (Consumer Staples)	49,115
208	Casino Guichard Perrachon SA (Consumer Staples)(b)	8,040
663	Cie de Saint-Gobain (Industrials)	23,013
177	Cie Generale des Etablissements Michelin (Consumer Discretionary)	18,712
3,048	CNP Assurances (Financials)	47,375
179	Covivio REIT (Real Estate)	18,876
3,852	Credit Agricole SA (Financials)	45,740
1,356	Danone SA (Consumer Staples)	94,911
5	Dassault Aviation SA (Industrials)	5,157
320	Dassault Systemes (Information Technology)	49,914
589	Edenred (Information Technology)	30,518
715	Eiffage SA (Industrials)	75,727
1,292	Electricite de France SA (Utilities)	17,868
2,488	Engie SA (Utilities)	41,076
444	EssilorLuxottica SA (Consumer Discretionary)	60,037
205	Eurazeo SE (Financials)	13,646
370	Faurecia SE (Consumer Discretionary)	16,615
143	Gecina SA REIT (Real Estate)	25,243
1,521	Getlink SE (Industrials)	24,359
187	Hermes International (Consumer Discretionary)	129,408
209	ICADE REIT (Real Estate)	20,719
198	Ingenico Group SA (Information Technology)	27,828
1,151	Ipsen SA (Health Care)	74,089
117	Kering (Consumer Discretionary)	65,005
389	Klepierre SA REIT (Real Estate)(b)	11,546
613	Legrand SA (Industrials)	46,475

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
627	L’Oreal SA (Consumer Staples)	$165,983
519	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	211,420
10,079	Natixis SA (Financials)	40,598
1,776	Orange SA (Communication Services)	23,781
352	Pernod Ricard SA (Consumer Staples)	56,606
3,199	Peugeot SA (Consumer Discretionary)	61,512
657	Publicis Groupe SA (Communication Services)	25,244
110	Remy Cointreau SA (Consumer Staples)	11,026
505	Safran SA (Industrials)	68,840
2,172	Sanofi (Health Care)	200,243
224	Sartorius Stedim Biotech (Health Care)	42,247
933	Schneider Electric SE (Industrials)	92,749
342	SCOR SE (Financials)	12,209
224	SEB SA (Consumer Discretionary)	29,330
1,827	Societe Generale SA (Financials)	51,356
149	Sodexo SA (Consumer Discretionary)(b)	14,197
3,672	Suez (Utilities)	57,598
152	Teleperformance (Industrials)	36,699
149	Thales SA (Industrials)	14,861
4,198	TOTAL SA (Energy)	176,981
478	Ubisoft Entertainment SA (Communication Services)*	35,378
84	Unibail-Rodamco-Westfield REIT (Real Estate)	10,057
664	Valeo SA (Consumer Discretionary)	16,615
1,345	Veolia Environnement SA (Utilities)	38,309
817	Vinci SA (Industrials)	81,649
1,079	Vivendi SA (Communication Services)	27,284
64	Wendel SA (Financials)	7,782
355	Worldline SA (Information Technology)*(a)	26,848

		3,315,688

Germany – 11.9%
689	adidas AG (Consumer Discretionary)	189,624
718	Allianz SE (Financials)	153,636
2,167	Aroundtown SA (Real Estate)	18,633
892	BASF SE (Materials)	52,009
1,741	Bayer AG (Health Care)	124,708
268	Bayerische Motoren Werke AG (Consumer Discretionary)	17,348
606	Beiersdorf AG (Consumer Staples)	63,171
761	Brenntag AG (Industrials)	33,780
234	Carl Zeiss Meditec AG (Health Care)	24,354
1,690	Commerzbank AG (Financials)	9,674
87	Continental AG (Consumer Discretionary)	9,711
273	Covestro AG (Materials)(a)	10,343
370	Daimler AG (Consumer Discretionary)	15,257
177	Delivery Hero SE (Consumer Discretionary)*(a)	13,221
380	Deutsche Boerse AG (Financials)	59,293
1,143	Deutsche Lufthansa AG (Industrials)	14,677
3,266	Deutsche Post AG (Industrials)	97,294

Common Stocks – (continued)
Germany – (continued)
5,294	Deutsche Telekom AG (Communication Services)	85,809
292	Deutsche Wohnen SE (Real Estate)	11,694
2,784	E.ON SE (Utilities)	31,896
313	Evonik Industries AG (Materials)	7,705
128	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	8,006
146	Fresenius Medical Care AG & Co KGaA (Health Care)	11,117
293	Fresenius SE & Co KGaA (Health Care)	13,651
244	Hannover Rueck SE (Financials)	43,152
925	HeidelbergCement AG (Materials)	54,705
184	Henkel AG & Co KGaA (Consumer Staples)	15,533
184	HOCHTIEF AG (Industrials)	17,978
1,015	Infineon Technologies AG (Information Technology)	20,954
213	KION Group AG (Industrials)	11,277
469	Knorr-Bremse AG (Industrials)	47,391
454	Merck KGaA (Health Care)	54,383
4,937	METRO AG (Consumer Staples)	56,861
134	MTU Aero Engines AG (Industrials)	32,485
220	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	55,751
1,192	Puma SE (Consumer Discretionary)	90,607
1,925	RWE AG (Utilities)	65,888
1,749	SAP SE (Information Technology)	214,328
1,063	Siemens AG (Industrials)	108,825
281	Siemens Healthineers AG (Health Care)(a)	11,314
291	Symrise AG (Materials)	28,174
1,631	Telefonica Deutschland Holding AG (Communication Services)	4,230
1,130	Uniper SE (Utilities)	33,191
39	Volkswagen AG (Consumer Discretionary)	6,524
762	Vonovia SE (Real Estate)	40,662
89	Wirecard AG (Information Technology)(b)	11,238
1,632	Zalando SE (Consumer Discretionary)*(a)	70,864

		2,172,926

Ireland – 0.6%
1,007	Bank of Ireland Group PLC (Financials)	3,712
1,119	CRH PLC (Materials)	37,452
78	Flutter Entertainment PLC (Consumer Discretionary)	8,223
282	Kerry Group PLC, Class A (Consumer Staples)	35,623
82	Kingspan Group PLC (Industrials)	5,139
552	Smurfit Kappa Group PLC (Materials)	18,324

		108,473

Italy – 4.2%
3,617	Assicurazioni Generali SpA (Financials)	64,602
856	Atlantia SpA (Industrials)	18,227
1,946	Davide Campari-Milano SpA (Consumer Staples)	16,117

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
13,317	Enel SpA (Utilities)	$110,822
4,284	Eni SpA (Energy)	52,507
315	Ferrari NV (Consumer Discretionary)	48,978
1,786	FinecoBank Banca Fineco SpA (Financials)	18,626
13,900	Intesa Sanpaolo SpA (Financials)	33,568
1,675	Mediobanca Banca di Credito Finanziario SpA (Financials)	15,069
2,297	Moncler SpA (Consumer Discretionary)	88,865
4,456	Poste Italiane SpA (Financials)(a)	47,057
687	Prysmian SpA (Industrials)	16,134
1,034	Recordati SpA (Health Care)	43,933
6,583	Snam SpA (Utilities)	32,330
85,613	Telecom Italia SpA (Communication Services)*	47,030
88,870	Telecom Italia SpA-RSP (Communication Services)	49,181
4,624	Terna Rete Elettrica Nazionale SpA (Utilities)	30,425
2,787	UniCredit SpA (Financials)	35,322

		768,793

Luxembourg – 0.5%
5,868	ArcelorMittal (Materials)	82,737

Netherlands – 7.1%
482	ABN AMRO Bank NV (Financials)(a)	6,586
7	Adyen NV (Information Technology)*(a)	6,130
16,352	Aegon NV (Financials)	55,161
357	Akzo Nobel NV (Materials)	28,293
3,008	Altice Europe NV (Communication Services)*	16,002
590	ASML Holding NV (Information Technology)	160,790
801	EXOR NV (Financials)	56,381
635	Heineken Holding NV (Consumer Staples)	55,662
507	Heineken NV (Consumer Staples)	50,245
4,425	ING Groep NV (Financials)	41,845
5,525	Koninklijke Ahold Delhaize NV (Consumer Staples)	128,540
276	Koninklijke DSM NV (Materials)	30,848
5,288	Koninklijke KPN NV (Communication Services)	12,785
2,320	Koninklijke Philips NV (Health Care)	98,674
302	Koninklijke Vopak NV (Energy)	14,314
787	NN Group NV (Financials)	26,661
675	NXP Semiconductors NV (Information Technology)	76,741
1,331	Randstad NV (Industrials)	68,292
7,475	Royal Dutch Shell PLC, Class A (Energy)	158,627
5,969	Royal Dutch Shell PLC, Class B (Energy)	126,836
924	Wolters Kluwer NV (Industrials)	67,313

		1,286,726

Norway – 1.0%
591	DNB ASA (Financials)	9,728
516	Equinor ASA (Energy)	7,695

Common Stocks – (continued)
Norway – (continued)
2,137	Gjensidige Forsikring ASA (Financials)	42,642
813	Mowi ASA (Consumer Staples)	16,991
2,703	Orkla ASA (Consumer Staples)	22,607
2,156	Schibsted ASA, Class B (Communication Services)	51,397
1,318	Telenor ASA (Communication Services)	20,921
119	Yara International ASA (Materials)	4,284

		176,265

Portugal – 0.8%
14,512	EDP – Energias de Portugal SA (Utilities)	67,270
707	Galp Energia SGPS SA (Energy)	9,606
3,916	Jeronimo Martins SGPS SA (Consumer Staples)(b)	68,416

		145,292

Russia – 0.2%
8,608	Evraz PLC (Materials)	35,877

South Africa – 0.2%
1,736	Anglo American PLC (Materials)	39,731

Spain – 4.6%
1,390	ACS Actividades de Construccion y Servicios SA (Industrials)	40,996
201	Aena SME SA (Industrials)(a)	32,014
959	Amadeus IT Group SA (Information Technology)	66,892
8,192	Banco Bilbao Vizcaya Argentaria SA (Financials)	39,004
32,319	Banco de Sabadell SA (Financials)	28,088
23,848	Banco Santander SA (Financials)	87,154
1,464	Bankinter SA (Financials)	8,587
553	Cellnex Telecom SA (Communication Services)*(a)	26,648
884	Enagas SA (Utilities)	22,722
1,176	Endesa SA (Utilities)	30,008
1,237	Ferrovial SA (Industrials)	35,165
493	Grifols SA (Health Care)	15,705
10,496	Iberdrola SA (Utilities)	118,983
3,522	Industria de Diseno Textil SA (Consumer Discretionary)	108,828
5,000	Mapfre SA (Financials)	11,122
1,094	Naturgy Energy Group SA (Utilities)	25,272
963	Red Electrica Corp. SA (Utilities)	18,348
7,557	Repsol SA (Energy)	84,089
237	Siemens Gamesa Renewable Energy SA (Industrials)	3,781
4,930	Telefonica SA (Communication Services)	29,026

		832,432

Sweden – 4.2%
249	Alfa Laval AB (Industrials)	5,550
1,505	Assa Abloy AB, Class B (Industrials)	33,359
977	Atlas Copco AB, Class A (Industrials)	34,172
701	Atlas Copco AB, Class B (Industrials)	21,388
535	Electrolux AB, Series B (Consumer Discretionary)	10,730

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
725	Epiroc AB, Class A (Industrials)	$8,267
640	Epiroc AB, Class B (Industrials)	7,080
998	Essity AB, Class B (Consumer Staples)	29,605
5,516	Hennes & Mauritz AB, Class B (Consumer Discretionary)	98,633
439	Hexagon AB, Class B (Information Technology)	23,211
907	Husqvarna AB, Class B (Consumer Discretionary)	6,008
444	ICA Gruppen AB (Consumer Staples)	16,477
918	Industrivarden AB, Class C (Financials)	20,481
860	Investor AB, Class B (Financials)	42,339
1,099	Kinnevik AB, Class B (Financials)	22,048
622	L E Lundbergforetagen AB, Class B (Financials)	25,470
1,747	Sandvik AB (Industrials)	28,543
1,140	Securitas AB, Class B (Industrials)	15,333
1,840	Skandinaviska Enskilda Banken AB, Class A (Financials)	17,354
3,011	Skanska AB, Class B (Industrials)	64,878
480	SKF AB, Class B (Industrials)	8,318
1,253	Svenska Handelsbanken AB, Class A (Financials)	12,469
1,639	Swedish Match AB (Consumer Staples)	94,603
1,442	Tele2 AB, Class B (Communication Services)	20,741
6,152	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	48,657
4,867	Telia Co. AB (Communication Services)	19,041
1,309	Volvo AB, Class B (Industrials)	20,090

		754,845

Switzerland – 15.8%
1,419	ABB Ltd. (Industrials)	30,507
582	Adecco Group AG (Industrials)	30,893
618	Alcon, Inc. (Health Care)*	37,644
149	Baloise Holding AG (Financials)	23,844
16	Barry Callebaut AG (Consumer Staples)	32,779
7	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	54,455
592	Cie Financiere Richemont SA (Consumer Discretionary)	39,999
270	Clariant AG (Materials)*	5,657
1,336	Coca-Cola HBC AG (Consumer Staples)*	42,218
2,414	Credit Suisse Group AG (Financials)*	26,959
766	Dufry AG (Consumer Discretionary)*	55,570
24	EMS-Chemie Holding AG (Materials)	13,972
66	Geberit AG (Industrials)	32,661
17	Givaudan SA (Materials)	52,794
33,400	Glencore PLC (Materials)*	82,448
115	Julius Baer Group Ltd. (Financials)*	4,777
647	Kuehne + Nagel International AG (Industrials)	93,947
942	LafargeHolcim Ltd. (Materials)*	43,511
107	Lonza Group AG (Health Care)*	42,272
5,651	Nestle SA (Consumer Staples)	577,097

Common Stocks – (continued)
Switzerland – (continued)
3,948	Novartis AG (Health Care)	331,396
240	Pargesa Holding SA (Financials)	17,493
119	Partners Group Holding AG (Financials)	102,163
1,476	Roche Holding AG (Health Care)	472,253
66	Schindler Holding AG (Industrials)	14,128
89	Schindler Holding AG Participation Certificates (Industrials)	19,723
38	SGS SA (Industrials)	94,141
169	Sika AG (Materials)	29,926
193	Sonova Holding AG (Health Care)	45,820
2,266	STMicroelectronics NV (Information Technology)	60,759
72	Straumann Holding AG (Health Care)	67,020
78	Swatch Group AG (The) – Bearer (Consumer Discretionary)	17,881
295	Swatch Group AG (The) – Registered (Consumer Discretionary)	12,587
86	Swiss Life Holding AG (Financials)	38,969
337	Swiss Prime Site AG (Real Estate)*	40,386
467	Swiss Re AG (Financials)	44,213
60	Swisscom AG (Communication Services)	31,836
50	Temenos AG (Information Technology)*	7,090
2,990	UBS Group AG (Financials)*	32,743
208	Zurich Insurance Group AG (Financials)	79,702

		2,884,233

United Kingdom – 20.9%
3,235	3i Group PLC (Financials)	41,651
4,031	Admiral Group PLC (Financials)	108,743
249	Ashtead Group PLC (Industrials)	7,598
969	Associated British Foods PLC (Consumer Staples)	27,910
2,124	AstraZeneca PLC (Health Care)	184,320
16,997	Auto Trader Group PLC (Communication Services)(a)	112,807
351	AVEVA Group PLC (Information Technology)	19,673
17,843	Aviva PLC (Financials)	79,950
6,042	BAE Systems PLC (Industrials)	46,953
10,968	Barclays PLC (Financials)(b)	20,838
1,747	Barratt Developments PLC (Consumer Discretionary)	16,896
665	Berkeley Group Holdings PLC (Consumer Discretionary)	40,381
30,606	BP PLC (Energy)	154,867
3,213	British American Tobacco PLC (Consumer Staples)	125,684
2,282	British Land Co. PLC (The) REIT (Real Estate)	14,603
8,723	BT Group PLC (Communication Services)	15,779
930	Bunzl PLC (Industrials)	22,214
4,056	Burberry Group PLC (Consumer Discretionary)	85,430
19,358	Centrica PLC (Utilities)	17,832
509	CNH Industrial NV (Industrials)	4,669

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
871	Coca-Cola European Partners PLC (Consumer Staples)	$44,386
3,676	Compass Group PLC (Consumer Discretionary)	80,314
471	Croda International PLC (Materials)	27,397
274	DCC PLC (Industrials)	19,361
4,088	Diageo PLC (Consumer Staples)	144,403
4,082	Direct Line Insurance Group PLC (Financials)	16,007
1,803	Experian PLC (Industrials)	59,670
2,360	Fiat Chrysler Automobiles NV (Consumer Discretionary)	29,143
9,637	GlaxoSmithKline PLC (Health Care)	192,297
884	GVC Holdings PLC (Consumer Discretionary)	8,916
1,342	Halma PLC (Information Technology)	33,066
4,030	Hargreaves Lansdown PLC (Financials)	79,092
27,154	HSBC Holdings PLC (Financials)(b)	181,709
1,047	Imperial Brands PLC (Consumer Staples)	20,793
1,954	Informa PLC (Communication Services)	17,032
504	InterContinental Hotels Group PLC (Consumer Discretionary)	27,695
235	Intertek Group PLC (Industrials)	15,819
9,527	J Sainsbury PLC (Consumer Staples)	23,820
8,454	JD Sports Fashion PLC (Consumer Discretionary)	79,583
169	Johnson Matthey PLC (Materials)	5,420
6,453	Kingfisher PLC (Consumer Discretionary)	15,607
1,359	Land Securities Group PLC REIT (Real Estate)	14,487
12,511	Legal & General Group PLC (Financials)	41,549
29,764	Lloyds Banking Group PLC (Financials)	19,085
649	London Stock Exchange Group PLC (Financials)	62,803
20,432	M&G PLC (Financials)*	51,882
33,540	Marks & Spencer Group PLC (Consumer Discretionary)	67,860
1,639	Meggitt PLC (Industrials)	11,347
2,384	Micro Focus International PLC (Information Technology)	22,555
823	Mondi PLC (Materials)	16,420
4,626	National Grid PLC (Utilities)	58,072
891	Next PLC (Consumer Discretionary)	69,218
1,418	Ocado Group PLC (Consumer Discretionary)*	19,271
3,501	Pearson PLC (Communication Services)	24,935
146	Persimmon PLC (Consumer Discretionary)	5,294
2,869	Prudential PLC (Financials)	46,430
587	Reckitt Benckiser Group PLC (Consumer Staples)	42,895
3,028	RELX PLC (Industrials)	72,229
3,867	Rentokil Initial PLC (Industrials)	23,906
1,180	Rolls-Royce Holdings PLC (Industrials)*	9,345
2,724	Royal Bank of Scotland Group PLC (Financials)	6,216

Common Stocks – (continued)
United Kingdom – (continued)
2,322	RSA Insurance Group PLC (Financials)	15,387
8,189	Sage Group PLC (The) (Information Technology)	71,315
383	Schroders PLC (Financials)	13,962
4,341	Segro PLC REIT (Real Estate)	45,534
659	Severn Trent PLC (Utilities)	20,749
3,935	Smith & Nephew PLC (Health Care)	87,405
1,140	Smiths Group PLC (Industrials)	22,322
161	Spirax-Sarco Engineering PLC (Industrials)	17,264
1,833	SSE PLC (Utilities)	35,798
907	St James’s Place PLC (Financials)	11,765
1,752	Standard Chartered PLC (Financials)	12,590
6,730	Standard Life Aberdeen PLC (Financials)	23,760
2,345	Taylor Wimpey PLC (Consumer Discretionary)	6,056
20,867	Tesco PLC (Consumer Staples)	60,903
2,664	Unilever NV (Consumer Staples)	139,334
2,215	Unilever PLC (Consumer Staples)	117,978
1,688	United Utilities Group PLC (Utilities)	20,358
42,718	Vodafone Group PLC (Communication Services)	73,312
83	Whitbread PLC (Consumer Discretionary)	4,128
12,415	Wm Morrison Supermarkets PLC (Consumer Staples)(b)	27,156
2,585	WPP PLC (Communication Services)	24,856

		3,808,059

United States – 0.7%
1,385	Ferguson PLC (Industrials)	119,235
408	QIAGEN NV (Health Care)*	14,879

		134,114

TOTAL COMMON STOCKS
(Cost $19,920,543)		$17,992,823

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
125	Bayerische Motoren Werke AG (Consumer Discretionary)	7.51%	$6,388
857	FUCHS PETROLUB SE (Materials)	2.66	32,496
230	Henkel AG & Co KGaA (Consumer Staples)	2.17	21,141
102	Porsche Automobil Holding SE (Consumer Discretionary)	3.85	6,306
85	Sartorius AG (Health Care)	0.28	19,327
129	Volkswagen AG (Consumer Discretionary)	3.19	21,054

TOTAL PREFERRED STOCKS
(Cost $134,499)			$106,712

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $20,055,042)			$18,099,535

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
328,842	1.507%	$328,842
(Cost $328,842)

TOTAL INVESTMENTS – 101.2%
(Cost $20,383,884)		$18,428,377

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(220,981)

NET ASSETS – 100.0%		$18,207,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Australia – 6.1%
33,257	AGL Energy Ltd. (Utilities)	$410,408
74,106	APA Group (Utilities)	513,155
49,167	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,049,601
25,413	ASX Ltd. (Financials)	1,214,786
242,222	Aurizon Holdings Ltd. (Industrials)	754,314
544,491	AusNet Services (Utilities)	595,048
207,519	Australia & New Zealand Banking Group Ltd. (Financials)	3,322,201
240,373	Bendigo & Adelaide Bank Ltd. (Financials)(a)	1,424,271
162,086	BHP Group Ltd. (Materials)	3,511,366
120,303	BHP Group PLC (Materials)	2,179,558
554,401	BlueScope Steel Ltd. (Materials)	4,225,059
138,488	Brambles Ltd. (Industrials)	1,067,910
95,084	CIMIC Group Ltd. (Industrials)	1,461,521
93,992	Coca-Cola Amatil Ltd. (Consumer Staples)	696,309
38,647	Cochlear Ltd. (Health Care)	5,172,655
356,907	Coles Group Ltd. (Consumer Staples)	3,269,945
157,406	Commonwealth Bank of Australia (Financials)	8,299,648
40,094	Computershare Ltd. (Information Technology)	396,031
40,410	CSL Ltd. (Health Care)	8,062,256
134,377	Dexus REIT (Real Estate)	1,053,537
114,595	Flight Centre Travel Group Ltd. (Consumer Discretionary)(a)	2,410,132
105,221	Fortescue Metals Group Ltd. (Materials)	683,840
151,615	Goodman Group REIT (Real Estate)	1,464,351
295,920	GPT Group (The) REIT (Real Estate)	1,102,792
214,373	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	512,785
129,595	Insurance Australia Group Ltd. (Financials)	533,090
30,946	Macquarie Group Ltd. (Financials)	2,690,186
67,998	Magellan Financial Group Ltd. (Financials)	2,444,613
516,683	Medibank Pvt Ltd. (Financials)	942,762
330,785	Mirvac Group REIT (Real Estate)	648,352
159,344	National Australia Bank Ltd. (Financials)	2,578,699
41,446	Newcrest Mining Ltd. (Materials)	702,797
92,509	Oil Search Ltd. (Energy)	327,452
47,179	Orica Ltd. (Materials)	602,289
379,100	Origin Energy Ltd. (Energy)	1,706,084
120,638	QBE Insurance Group Ltd. (Financials)	1,057,048
9,880	Ramsay Health Care Ltd. (Health Care)	433,232
30,133	REA Group Ltd. (Communication Services)(a)	1,910,185

Common Stocks – (continued)
Australia – (continued)
20,098	Rio Tinto Ltd. (Materials)	1,130,861
75,884	Rio Tinto PLC (Materials)	3,497,115
197,054	Santos Ltd. (Energy)	867,755
254,122	Scentre Group REIT (Real Estate)	566,904
48,909	Sonic Healthcare Ltd. (Health Care)	908,181
1,144,002	South32 Ltd. (Materials)	1,637,461
279,225	Stockland REIT (Real Estate)	847,943
144,639	Suncorp Group Ltd. (Financials)	1,057,523
106,876	Sydney Airport (Industrials)	535,417
541,766	Telstra Corp. Ltd. (Communication Services)	1,198,111
182,267	Transurban Group (Industrials)	1,745,122
349,916	Vicinity Centres REIT (Real Estate)	487,314
155,276	Wesfarmers Ltd. (Consumer Discretionary)	4,069,642
238,373	Westpac Banking Corp. (Financials)	3,633,254
49,725	Woodside Petroleum Ltd. (Energy)	895,120
264,392	Woolworths Group Ltd. (Consumer Staples)	6,614,109
164,414	Worley Ltd. (Energy)	1,327,194

		102,449,294

Austria – 0.5%
34,676	ANDRITZ AG (Industrials)	1,215,828
12,201	Erste Group Bank AG (Financials)*	415,870
73,983	OMV AG (Energy)	3,075,941
68,396	Raiffeisen Bank International AG (Financials)	1,403,044
18,035	Verbund AG (Utilities)	849,476
43,211	voestalpine AG (Materials)	938,860

		7,899,019

Belgium – 0.7%
31,801	Ageas (Financials)	1,462,944
50,671	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,823,608
6,418	Galapagos NV (Health Care)*	1,320,437
8,983	Groupe Bruxelles Lambert SA (Financials)	807,940
13,822	KBC Group NV (Financials)	911,270
17,757	Proximus SADP (Communication Services)	436,136
8,272	Solvay SA (Materials)	745,810
16,507	Telenet Group Holding NV (Communication Services)	625,920
22,729	UCB SA (Health Care)	2,086,214

		11,220,279

Canada – 9.9%
17,043	Agnico Eagle Mines Ltd. (Materials)	808,633

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
43,893	Air Canada (Industrials)*	$1,119,928
87,418	Algonquin Power & Utilities Corp. (Utilities)(a)	1,328,511
98,250	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	2,983,328
15,206	Atco Ltd., Class I (Utilities)	567,301
47,059	Bank of Montreal (Financials)	3,197,565
93,585	Bank of Nova Scotia (The) (Financials)	4,895,548
65,118	Barrick Gold Corp. (Materials)	1,241,867
23,558	BCE, Inc. (Communication Services)	1,034,562
49,652	Brookfield Asset Management, Inc., Class A (Financials)	2,969,096
42,747	CAE, Inc. (Industrials)	1,143,550
18,469	Canadian Apartment Properties REIT (Real Estate)	772,276
38,985	Canadian Imperial Bank of Commerce (Financials)	2,966,967
31,148	Canadian National Railway Co. (Industrials)	2,640,393
59,763	Canadian Natural Resources Ltd. (Energy)	1,538,207
7,604	Canadian Pacific Railway Ltd. (Industrials)	1,884,473
4,047	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	397,932
32,153	Canadian Utilities Ltd., Class A (Utilities)	951,404
433,882	Cenovus Energy, Inc. (Energy)	3,190,238
46,328	CGI, Inc. (Information Technology)*	3,254,884
227,607	CI Financial Corp. (Financials)	3,779,461
8,236	Constellation Software, Inc. (Information Technology)	8,389,879
94,951	Dollarama, Inc. (Consumer Discretionary)	2,791,199
31,070	Emera, Inc. (Utilities)	1,309,136
297,840	Empire Co. Ltd., Class A (Consumer Staples)	6,654,167
95,749	Enbridge, Inc. (Energy)	3,563,616
6,619	Fairfax Financial Holdings Ltd. (Financials)	2,851,098
48,697	First Capital Real Estate Investment Trust REIT (Real Estate)	726,274
42,148	Fortis, Inc. (Utilities)	1,705,576
12,840	Franco-Nevada Corp. (Materials)	1,378,362
60,734	George Weston Ltd. (Consumer Staples)	4,571,960
61,709	Great-West Lifeco, Inc. (Financials)	1,451,300
41,264	H&R Real Estate Investment Trust REIT (Real Estate)	596,666
55,492	Hydro One Ltd. (Utilities)(b)	1,113,685

Common Stocks – (continued)
Canada – (continued)
75,587	iA Financial Corp., Inc. (Financials)	3,597,611
28,906	IGM Financial, Inc. (Financials)	770,697
112,449	Imperial Oil Ltd. (Energy)	2,462,008
15,524	Intact Financial Corp. (Financials)	1,682,562
124,574	Kinross Gold Corp. (Materials)*	626,420
99,386	Kirkland Lake Gold Ltd. (Materials)	3,205,140
65,458	Loblaw Cos. Ltd. (Consumer Staples)	3,242,788
91,866	Magna International, Inc. (Consumer Discretionary)	4,180,798
216,721	Manulife Financial Corp. (Financials)(a)	3,642,288
40,070	Metro, Inc. (Consumer Staples)	1,560,591
44,193	National Bank of Canada (Financials)	2,296,976
12,690	Nutrien Ltd. (Materials)	512,856
116,788	Onex Corp. (Financials)	6,556,519
17,993	Open Text Corp. (Information Technology)	753,311
38,714	Pembina Pipeline Corp. (Energy)	1,394,437
116,366	Power Corp. of Canada (Financials)	2,572,041
30,477	Quebecor, Inc., Class B (Communication Services)	712,004
6,521	Restaurant Brands International, Inc. (Consumer Discretionary)	384,308
42,737	RioCan Real Estate Investment Trust REIT (Real Estate)	798,165
16,936	Rogers Communications, Inc., Class B (Communication Services)	776,052
132,316	Royal Bank of Canada (Financials)	9,839,299
75,402	Saputo, Inc. (Consumer Staples)	2,098,572
25,648	Shaw Communications, Inc., Class B (Communication Services)	443,851
8,519	Shopify, Inc., Class A (Information Technology)*	3,955,162
34,155	SmartCentres Real Estate Investment Trust REIT (Real Estate)	732,284
24,377	Stars Group, Inc. (The) (Consumer Discretionary)*	558,600
58,744	Sun Life Financial, Inc. (Financials)	2,537,762
91,359	Suncor Energy, Inc. (Energy)	2,517,502
53,083	TC Energy Corp. (Energy)	2,766,556
203,479	Teck Resources Ltd., Class B (Materials)	2,046,386
22,737	TELUS Corp. (Communication Services)	820,487
17,404	Thomson Reuters Corp. (Industrials)	1,292,772
153,596	Toronto-Dominion Bank (The) (Financials)	7,899,779

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
31,927	Wheaton Precious Metals Corp. (Materials)	$907,851
93,603	WSP Global, Inc. (Industrials)	6,169,075

		166,082,552

China – 0.2%
420,230	BOC Hong Kong Holdings Ltd. (Financials)	1,442,459
20,844	Prosus NV (Consumer Discretionary)*	1,457,794
586,818	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	397,322

		3,297,575

Denmark – 2.4%
3,560	AP Moller – Maersk A/S, Class A (Industrials)	3,346,420
3,423	AP Moller – Maersk A/S, Class B (Industrials)	3,406,321
34,670	Carlsberg A/S, Class B (Consumer Staples)	4,523,359
33,819	Coloplast A/S, Class B (Health Care)	4,497,833
65,745	Danske Bank A/S (Financials)	1,011,328
38,973	Demant A/S (Health Care)*	1,182,970
21,649	DSV PANALPINA A/S (Industrials)	2,169,626
4,805	Genmab A/S (Health Care)*	1,074,974
186,242	Novo Nordisk A/S, Class B (Health Care)	10,835,361
15,008	Novozymes A/S, Class B (Materials)	756,891
28,158	Orsted A/S (Utilities)(b)	2,878,236
32,527	Pandora A/S (Consumer Discretionary)	1,452,041
54,961	Tryg A/S (Financials)	1,512,343
11,225	Vestas Wind Systems A/S (Industrials)	1,071,491

		39,719,194

Finland – 0.7%
19,142	Elisa OYJ (Communication Services)	1,092,118
32,387	Fortum OYJ (Utilities)	685,895
27,261	Kone OYJ, Class B (Industrials)(a)	1,527,187
38,177	Neste OYJ (Energy)	1,495,420
150,896	Nokia OYJ (Information Technology)	571,014
96,357	Nordea Bank Abp (Financials)	752,163
90,433	Orion OYJ, Class B (Health Care)	3,571,133
23,980	Sampo OYJ, Class A (Financials)	971,450
21,430	UPM-Kymmene OYJ (Materials)	652,758

		11,319,138

France – 10.8%
18,717	Accor SA (Consumer Discretionary)	671,685

Common Stocks – (continued)
France – (continued)
3,531	Aeroports de Paris (Industrials)	518,960
25,808	Air Liquide SA (Materials)	3,484,066
30,511	Airbus SE (Industrials)	3,622,950
17,487	Alstom SA (Industrials)	854,590
18,044	Arkema SA (Materials)	1,685,925
78,848	Atos SE (Information Technology)	5,828,891
128,138	AXA SA (Financials)	2,949,482
22,825	BioMerieux (Health Care)	2,089,761
108,255	BNP Paribas SA (Financials)	5,206,591
849,787	Bollore SA (Communication Services)	2,897,423
36,222	Bouygues SA (Industrials)	1,411,680
36,870	Bureau Veritas SA (Industrials)	893,021
34,755	Capgemini SE (Information Technology)	3,787,884
117,864	Carrefour SA (Consumer Staples)	2,025,522
15,475	Casino Guichard Perrachon SA (Consumer Staples)(a)	598,177
50,710	Cie de Saint-Gobain (Industrials)	1,760,195
10,516	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,111,697
149,751	CNP Assurances (Financials)	2,327,589
8,653	Covivio REIT (Real Estate)	912,469
261,990	Credit Agricole SA (Financials)	3,110,932
76,679	Danone SA (Consumer Staples)	5,367,009
342	Dassault Aviation SA (Industrials)	352,754
19,674	Dassault Systemes (Information Technology)	3,068,748
24,477	Edenred (Information Technology)	1,268,248
34,294	Eiffage SA (Industrials)	3,632,164
75,324	Electricite de France SA (Utilities)	1,041,692
126,232	Engie SA (Utilities)	2,084,052
24,188	EssilorLuxottica SA (Consumer Discretionary)	3,270,681
10,813	Eurazeo SE (Financials)	719,779
17,490	Faurecia SE (Consumer Discretionary)	785,382
5,843	Gecina SA REIT (Real Estate)	1,031,411
65,809	Getlink SE (Industrials)	1,053,957
11,098	Hermes International (Consumer Discretionary)	7,680,074
9,994	ICADE REIT (Real Estate)	990,756
16,396	Ingenico Group SA (Information Technology)	2,304,403
62,845	Ipsen SA (Health Care)	4,045,279
6,295	Kering (Consumer Discretionary)	3,497,476
22,009	Klepierre SA REIT (Real Estate)(a)	653,230
25,560	Legrand SA (Industrials)	1,937,831
34,894	L’Oreal SA (Consumer Staples)	9,237,362
28,167	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	11,474,111
555,144	Natixis SA (Financials)	2,236,128
90,383	Orange SA (Communication Services)	1,210,237

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
17,203	Pernod Ricard SA (Consumer Staples)	$2,766,467
207,714	Peugeot SA (Consumer Discretionary)	3,994,000
29,867	Publicis Groupe SA (Communication Services)	1,147,603
6,856	Remy Cointreau SA (Consumer Staples)	687,201
29,362	Safran SA (Industrials)	4,002,557
102,328	Sanofi (Health Care)	9,433,913
9,567	Sartorius Stedim Biotech (Health Care)	1,804,373
42,095	Schneider Electric SE (Industrials)	4,184,651
22,068	SCOR SE (Financials)	787,819
22,522	SEB SA (Consumer Discretionary)	2,948,923
91,450	Societe Generale SA (Financials)	2,570,598
6,874	Sodexo SA (Consumer Discretionary)(a)	654,951
205,646	Suez (Utilities)	3,225,735
8,624	Teleperformance (Industrials)	2,082,172
7,275	Thales SA (Industrials)	725,603
189,108	TOTAL SA (Energy)	7,972,509
44,671	Ubisoft Entertainment SA (Communication Services)*	3,306,259
4,264	Unibail – Rodamco-Westfield REIT (Real Estate)	510,533
40,237	Valeo SA (Consumer Discretionary)	1,006,838
55,154	Veolia Environnement SA (Utilities)	1,570,940
47,478	Vinci SA (Industrials)	4,744,806
53,561	Vivendi SA (Communication Services)	1,354,360
4,142	Wendel SA (Financials)	503,660
24,299	Worldline SA (Information Technology)*(b)	1,837,691

		180,516,416

Germany – 6.8%
36,167	adidas AG (Consumer Discretionary)	9,953,757
41,103	Allianz SE (Financials)	8,795,137
118,922	Aroundtown SA (Real Estate)	1,022,570
41,262	BASF SE (Materials)	2,405,810
82,123	Bayer AG (Health Care)	5,882,462
8,415	Bayerische Motoren Werke AG (Consumer Discretionary)	544,717
39,722	Beiersdorf AG (Consumer Staples)	4,140,735
37,686	Brenntag AG (Industrials)	1,672,819
5,051	Carl Zeiss Meditec AG (Health Care)	525,699
94,859	Commerzbank AG (Financials)	542,975
6,224	Continental AG (Consumer Discretionary)	694,751
29,803	Covestro AG (Materials)(b)	1,129,102

Common Stocks – (continued)
Germany – (continued)
22,211	Daimler AG (Consumer Discretionary)	915,888
28,675	Deutsche Boerse AG (Financials)	4,474,297
132,265	Deutsche Lufthansa AG (Industrials)	1,698,399
180,563	Deutsche Post AG (Industrials)	5,378,964
245,281	Deutsche Telekom AG (Communication Services)	3,975,692
20,885	Deutsche Wohnen SE (Real Estate)	836,433
134,220	E.ON SE (Utilities)	1,537,736
22,129	Evonik Industries AG (Materials)	544,733
8,418	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	526,510
14,483	Fresenius Medical Care AG & Co KGaA (Health Care)	1,102,801
39,557	Fresenius SE & Co KGaA (Health Care)	1,842,990
11,172	Hannover Rueck SE (Financials)	1,975,773
46,796	HeidelbergCement AG (Materials)	2,767,540
16,281	Henkel AG & Co KGaA (Consumer Staples)	1,374,375
11,000	HOCHTIEF AG (Industrials)	1,074,778
42,608	Infineon Technologies AG (Information Technology)	879,611
16,130	KION Group AG (Industrials)	854,007
21,020	Knorr-Bremse AG (Industrials)	2,123,995
30,117	Merck KGaA (Health Care)	3,607,593
227,748	METRO AG (Consumer Staples)	2,623,029
7,112	MTU Aero Engines AG (Industrials)	1,724,147
10,196	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	2,583,792
53,693	Puma SE (Consumer Discretionary)	4,081,351
104,534	RWE AG (Utilities)	3,577,957
77,583	SAP SE (Information Technology)	9,507,257
46,611	Siemens AG (Industrials)	4,771,825
9,758	Siemens Healthineers AG (Health Care)(b)	392,893
13,382	Symrise AG (Materials)	1,295,610
200,907	Telefonica Deutschland Holding AG (Communication Services)	521,040
82,106	Uniper SE (Utilities)	2,411,662
2,110	Volkswagen AG (Consumer Discretionary)	352,990
43,615	Vonovia SE (Real Estate)	2,327,414
63,381	Zalando SE (Consumer Discretionary)*(b)	2,752,112

		113,725,728

Hong Kong – 2.5%
719,434	AIA Group Ltd. (Financials)	7,099,207
75,532	ASM Pacific Technology Ltd. (Information Technology)	895,077

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
379,750	Bank of East Asia Ltd. (The) (Financials)	$806,957
82,140	CK Asset Holdings Ltd. (Real Estate)	513,306
63,742	CK Infrastructure Holdings Ltd. (Utilities)	434,323
87,661	CLP Holdings Ltd. (Utilities)	920,136
358,256	Dairy Farm International Holdings Ltd. (Consumer Staples)	1,719,629
195,112	Hang Lung Properties Ltd. (Real Estate)	426,124
89,444	Hang Seng Bank Ltd. (Financials)	1,865,078
96,479	Henderson Land Development Co. Ltd. (Real Estate)	442,590
865,173	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	870,385
756,517	HKT Trust & HKT Ltd. (Communication Services)	1,131,904
532,342	Hong Kong & China Gas Co. Ltd. (Utilities)	1,024,648
141,308	Hong Kong Exchanges & Clearing Ltd. (Financials)	4,638,311
80,521	Hongkong Land Holdings Ltd. (Real Estate)	395,358
15,160	Jardine Matheson Holdings Ltd. (Industrials)	824,704
29,669	Jardine Strategic Holdings Ltd. (Industrials)	851,797
82,806	Link REIT (Real Estate)	767,170
164,669	MTR Corp. Ltd. (Industrials)	926,561
1,957,484	PCCW Ltd. (Communication Services)	1,178,050
124,831	Power Assets Holdings Ltd. (Utilities)	889,013
44,880	Sun Hung Kai Properties Ltd. (Real Estate)	638,095
301,969	Swire Pacific Ltd., Class A (Real Estate)	2,720,145
239,269	Techtronic Industries Co. Ltd. (Industrials)	1,935,816
789,508	Vitasoy International Holdings Ltd. (Consumer Staples)(a)	2,831,593
1,847,505	WH Group Ltd. (Consumer Staples)(b)	1,877,601
493,601	Wheelock & Co. Ltd. (Real Estate)	3,759,147

		42,382,725

Ireland – 0.4%
92,993	Bank of Ireland Group PLC (Financials)	342,809
57,170	CRH PLC (Materials)	1,913,467
15,875	Kerry Group PLC, Class A (Consumer Staples)	2,005,357
70,414	Smurfit Kappa Group PLC (Materials)	2,337,403

		6,599,036

Common Stocks – (continued)
Israel – 0.8%
6,215	Azrieli Group Ltd. (Real Estate)	452,142
121,469	Bank Hapoalim BM (Financials)	948,748
126,468	Bank Leumi Le-Israel BM (Financials)	820,807
13,141	Check Point Software Technologies Ltd. (Information Technology)*	1,364,036
201,832	Israel Discount Bank Ltd., Class A (Financials)	844,580
52,406	Mizrahi Tefahot Bank Ltd. (Financials)	1,350,902
19,426	Nice Ltd. (Information Technology)*	3,104,688
302,871	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	3,492,103
8,962	Wix.com Ltd. (Information Technology)*	1,201,177

		13,579,183

Italy – 2.4%
196,256	Assicurazioni Generali SpA (Financials)	3,505,287
51,546	Atlantia SpA (Industrials)	1,097,592
89,354	Davide Campari-Milano SpA (Consumer Staples)	740,058
573,605	Enel SpA (Utilities)	4,773,457
241,005	Eni SpA (Energy)	2,953,878
24,121	Ferrari NV (Consumer Discretionary)	3,750,467
107,156	FinecoBank Banca Fineco SpA (Financials)	1,117,496
1,103,991	Intesa Sanpaolo SpA (Financials)	2,666,074
97,579	Mediobanca Banca di Credito Finanziario SpA (Financials)	877,850
99,265	Moncler SpA (Consumer Discretionary)	3,840,304
207,601	Poste Italiane SpA (Financials)(b)	2,192,369
48,774	Prysmian SpA (Industrials)	1,145,450
52,119	Recordati SpA (Health Care)	2,214,434
352,300	Snam SpA (Utilities)	1,730,205
4,163,184	Telecom Italia SpA (Communication Services)*	2,286,981
4,283,793	Telecom Italia SpA-RSP (Communication Services)	2,370,647
232,450	Terna Rete Elettrica Nazionale SpA (Utilities)	1,529,454
170,942	Uni Credit SpA (Financials)	2,166,504

		40,958,507

Japan – 20.8%
19,209	ABC-Mart, Inc. (Consumer Discretionary)	1,096,996
37,173	Advantest Corp. (Information Technology)	1,693,833
58,793	Aeon Co. Ltd. (Consumer Staples)	1,098,025
28,176	Ajinomoto Co., Inc. (Consumer Staples)	473,322

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
86,248	Alps Alpine Co. Ltd. (Information Technology)	$1,326,523
27,350	ANA Holdings, Inc. (Industrials)	737,219
18,538	Aozora Bank Ltd. (Financials)	464,374
51,561	Asahi Group Holdings Ltd. (Consumer Staples)	1,983,759
20,177	Asahi Intecc Co. Ltd. (Health Care)	483,732
313,207	Astellas Pharma, Inc. (Health Care)	4,933,377
74,704	Bandai Namco Holdings, Inc. (Consumer Discretionary)	3,719,098
31,774	Benesse Holdings, Inc. (Consumer Discretionary)	819,499
49,931	Bridgestone Corp. (Consumer Discretionary)	1,669,227
125,642	Brother Industries Ltd. (Information Technology)	2,239,926
93,414	Calbee, Inc. (Consumer Staples)	2,392,833
93,210	Canon, Inc. (Information Technology)	2,362,115
36,594	Casio Computer Co. Ltd. (Consumer Discretionary)	630,001
10,081	Central Japan Railway Co. (Industrials)	1,661,708
43,891	Chubu Electric Power Co., Inc. (Utilities)	572,721
17,939	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,948,319
67,764	Chugoku Electric Power Co., Inc. (The) (Utilities)	902,138
57,331	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)(a)	1,320,795
28,098	Credit Saison Co. Ltd. (Financials)	408,452
43,440	CyberAgent, Inc. (Communication Services)	1,649,161
21,981	Dai Nippon Printing Co. Ltd. (Industrials)	528,816
54,713	Dai-ichi Life Holdings, Inc. (Financials)	749,948
51,001	Daiichi Sankyo Co. Ltd. (Health Care)	3,115,900
17,427	Daikin Industries Ltd. (Industrials)	2,379,016
11,304	Daito Trust Construction Co. Ltd. (Real Estate)	1,150,154
38,828	Daiwa House Industry Co. Ltd. (Real Estate)	1,072,526
652	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,627,204
17,328	Denso Corp. (Consumer Discretionary)	677,923
12,018	Dentsu Group, Inc. (Communication Services)	313,305
1,732	Disco Corp. (Information Technology)	351,330
10,986	East Japan Railway Co. (Industrials)	847,286
23,278	Eisai Co. Ltd. (Health Care)	1,722,354

Common Stocks – (continued)
Japan – (continued)
22,859	Electric Power Development Co. Ltd. (Utilities)	490,812
26,285	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)(a)	581,431
2,142	FANUC Corp. (Industrials)	356,851
8,027	Fast Retailing Co. Ltd. (Consumer Discretionary)	3,976,850
59,396	FUJIFILM Holdings Corp. (Information Technology)	2,905,787
45,420	Fujitsu Ltd. (Information Technology)	4,720,328
21,541	Fukuoka Financial Group, Inc. (Financials)	328,312
56,517	Hakuhodo DY Holdings, Inc. (Communication Services)	659,666
12,839	Hamamatsu Photonics KK (Information Technology)	498,134
47,267	Hankyu Hanshin Holdings, Inc. (Industrials)	1,555,628
2,873	Hikari Tsushin, Inc. (Consumer Discretionary)	545,754
32,592	Hitachi Chemical Co. Ltd. (Materials)	1,376,318
14,749	Hitachi High-Tech Corp. (Information Technology)	1,089,784
97,841	Hitachi Ltd. (Information Technology)	3,299,010
197,525	Honda Motor Co. Ltd. (Consumer Discretionary)	5,126,512
4,127	Hoshizaki Corp. (Industrials)	349,704
80,934	Hoya Corp. (Health Care)	7,209,890
44,807	Hulic Co. Ltd. (Real Estate)	501,802
56,485	Idemitsu Kosan Co. Ltd. (Energy)	1,391,898
28,715	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	388,404
74,725	Inpex Corp. (Energy)	646,280
208,061	ITOCHU Corp. (Industrials)	4,747,992
15,521	Itochu Techno-Solutions Corp. (Information Technology)	430,815
131,410	J Front Retailing Co. Ltd. (Consumer Discretionary)	1,397,370
28,651	Japan Airlines Co. Ltd. (Industrials)	711,328
30,940	Japan Exchange Group, Inc. (Financials)	520,615
60,941	Japan Post Bank Co. Ltd. (Financials)	544,636
211,858	Japan Post Holdings Co. Ltd. (Financials)	1,847,632
69,698	Japan Post Insurance Co. Ltd. (Financials)	1,070,686
309	Japan Prime Realty Investment Corp. REIT (Real Estate)	1,360,729
230	Japan Real Estate Investment Corp. REIT (Real Estate)	1,569,369

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
636	Japan Retail Fund Investment Corp. REIT (Real Estate)	$1,209,323
52,703	Japan Tobacco, Inc. (Consumer Staples)	1,047,562
36,944	JGC Holdings Corp. (Industrials)	453,815
555,495	JXTG Holdings, Inc. (Energy)	2,235,061
159,554	Kakaku.com, Inc. (Communication Services)	3,416,954
48,576	Kamigumi Co. Ltd. (Industrials)	933,556
63,350	Kao Corp. (Consumer Staples)	4,620,941
151,557	KDDI Corp. (Communication Services)	4,296,679
30,132	Keihan Holdings Co. Ltd. (Industrials)	1,223,549
23,033	Keikyu Corp. (Industrials)	349,771
10,808	Keio Corp. (Industrials)	520,034
16,292	Keisei Electric Railway Co. Ltd. (Industrials)	521,845
8,785	Keyence Corp. (Information Technology)	2,802,502
41,400	Kikkoman Corp. (Consumer Staples)	1,922,904
25,646	Kintetsu Group Holdings Co. Ltd. (Industrials)	1,109,151
90,967	Kirin Holdings Co. Ltd. (Consumer Staples)	1,749,933
10,819	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	787,365
295,198	Konica Minolta, Inc. (Information Technology)	1,603,727
29,908	Kose Corp. (Consumer Staples)	3,587,906
15,661	Kyocera Corp. (Information Technology)	986,716
68,860	Kyushu Electric Power Co., Inc. (Utilities)	499,221
21,737	Kyushu Railway Co. (Industrials)	653,934
42,995	Lawson, Inc. (Consumer Staples)	2,283,979
50,595	LINE Corp. (Communication Services)*	2,490,701
149,918	Lion Corp. (Consumer Staples)	2,482,302
40,275	LIXIL Group Corp. (Industrials)	604,881
35,728	M3, Inc. (Health Care)	922,804
373,164	Marubeni Corp. (Industrials)	2,479,803
20,257	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	850,732
171,501	Mebuki Financial Group, Inc. (Financials)	335,481
32,498	Medipal Holdings Corp. (Health Care)	594,132
36,326	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,168,817
88,773	MISUMI Group, Inc. (Industrials)	1,873,973
364,493	Mitsubishi Chemical Holdings Corp. (Materials)	2,454,283
146,790	Mitsubishi Corp. (Industrials)	3,660,734
100,480	Mitsubishi Electric Corp. (Industrials)	1,277,134

Common Stocks – (continued)
Japan – (continued)
51,509	Mitsubishi Estate Co. Ltd. (Real Estate)	880,569
25,875	Mitsubishi Heavy Industries Ltd. (Industrials)	820,161
48,264	Mitsubishi Materials Corp. (Materials)	1,103,407
511,246	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,521,038
335,021	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,916,358
76,774	Mitsui & Co. Ltd. (Industrials)	1,269,424
23,542	Mitsui Chemicals, Inc. (Materials)	510,497
16,890	Mitsui Fudosan Co. Ltd. (Real Estate)	387,938
1,002,581	Mizuho Financial Group, Inc. (Financials)	1,371,909
98,339	MonotaRO Co. Ltd. (Industrials)	2,188,046
23,904	MS&AD Insurance Group Holdings, Inc. (Financials)	771,869
22,095	Murata Manufacturing Co. Ltd. (Information Technology)	1,171,886
28,760	Nagoya Railroad Co. Ltd. (Industrials)	751,629
82,392	NEC Corp. (Information Technology)	3,085,929
13,437	NH Foods Ltd. (Consumer Staples)	507,010
3,877	Nidec Corp. (Industrials)	459,353
2,941	Nintendo Co. Ltd. (Communication Services)	988,922
224	Nippon Building Fund, Inc. REIT (Real Estate)	1,680,026
20,729	Nippon Paint Holdings Co. Ltd. (Materials)	946,464
481	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,305,231
244,673	Nippon Telegraph & Telephone Corp. (Communication Services)	5,737,731
18,109	Nissan Chemical Corp. (Materials)	766,399
81,711	Nissan Motor Co. Ltd. (Consumer Discretionary)	351,191
6,236	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	491,411
28,675	Nitori Holdings Co. Ltd. (Consumer Discretionary)	3,978,319
186,769	Nomura Real Estate Holdings, Inc. (Real Estate)	4,030,948
1,061	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,684,970
38,476	Nomura Research Institute Ltd. (Information Technology)	840,041
120,627	NTT Data Corp. (Information Technology)	1,443,744
203,571	NTT DOCOMO, Inc. (Communication Services)	5,525,000
12,170	Obic Co. Ltd. (Information Technology)	1,499,460

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
29,078	Odakyu Electric Railway Co. Ltd. (Industrials)	$561,800
206,336	Olympus Corp. (Health Care)	3,753,129
42,290	Omron Corp. (Information Technology)	2,289,655
22,147	Ono Pharmaceutical Co. Ltd. (Health Care)	453,760
7,634	Oracle Corp. Japan (Information Technology)	597,330
21,186	Oriental Land Co. Ltd. (Consumer Discretionary)	2,408,995
105,692	ORIX Corp. (Financials)	1,706,906
857	Orix JREIT, Inc. REIT (Real Estate)	1,628,749
37,439	Osaka Gas Co. Ltd. (Utilities)	605,674
13,993	Otsuka Corp. (Information Technology)	598,690
24,168	Otsuka Holdings Co. Ltd. (Health Care)	914,156
143,346	Panasonic Corp. (Consumer Discretionary)	1,369,472
19,361	Park24 Co. Ltd. (Industrials)	377,474
113,159	Persol Holdings Co. Ltd. (Industrials)	1,499,135
39,907	Pigeon Corp. (Consumer Staples)	1,354,096
128,915	Pola Orbis Holdings, Inc. (Consumer Staples)	2,466,792
232,655	Recruit Holdings Co. Ltd. (Industrials)	8,105,664
271,048	Renesas Electronics Corp. (Information Technology)*	1,635,862
201,329	Resona Holdings, Inc. (Financials)	763,768
73,560	Ricoh Co. Ltd. (Information Technology)	685,373
131,853	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	1,806,691
14,333	Sankyo Co. Ltd. (Consumer Discretionary)	471,056
13,524	Secom Co. Ltd. (Industrials)	1,075,124
24,062	Seiko Epson Corp. (Information Technology)	340,859
66,336	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	989,520
177,264	Sekisui House Ltd. (Consumer Discretionary)	3,479,051
73,065	Seven & i Holdings Co. Ltd. (Consumer Staples)	2,503,576
35,751	Shimadzu Corp. (Information Technology)	871,030
12,077	Shimamura Co. Ltd. (Consumer Discretionary)(a)	807,261
3,994	Shimano, Inc. (Consumer Discretionary)	559,860
14,147	Shin-Etsu Chemical Co. Ltd. (Materials)	1,592,874
43,784	Shinsei Bank Ltd. (Financials)	583,300
30,013	Shionogi & Co. Ltd. (Health Care)	1,626,348

Common Stocks – (continued)
Japan – (continued)
95,541	Shiseido Co. Ltd. (Consumer Staples)	5,684,718
19,896	Showa Denko KK (Materials)	430,144
67,127	Softbank Corp. (Communication Services)	879,033
25,021	SoftBank Group Corp. (Communication Services)	1,162,845
10,845	Sompo Holdings, Inc. (Financials)	403,778
88,519	Sony Corp. (Consumer Discretionary)	5,425,292
18,276	Sony Financial Holdings, Inc. (Financials)	365,639
11,481	Square Enix Holdings Co. Ltd. (Communication Services)	463,008
28,455	SUMCO Corp. (Information Technology)	432,899
138,615	Sumitomo Corp. (Industrials)	1,984,804
97,739	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,414,459
37,203	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	445,098
107,651	Sumitomo Mitsui Financial Group, Inc. (Financials)	3,477,088
28,638	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	982,345
29,702	Sumitomo Realty & Development Co. Ltd. (Real Estate)	928,523
196,123	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	2,041,868
58,351	Sundrug Co. Ltd. (Consumer Staples)	1,825,751
46,250	Suntory Beverage & Food Ltd. (Consumer Staples)	1,762,272
10,552	Suzuken Co. Ltd. (Health Care)	349,728
19,159	Suzuki Motor Corp. (Consumer Discretionary)	770,339
42,252	Sysmex Corp. (Health Care)	2,710,254
15,106	Taiheiyo Cement Corp. (Materials)	372,941
8,980	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	556,957
36,645	Taiyo Nippon Sanso Corp. (Materials)	656,019
24,978	Takeda Pharmaceutical Co. Ltd. (Health Care)	871,388
3,558	TDK Corp. (Information Technology)	344,700
46,517	Teijin Ltd. (Materials)	765,472
40,263	Terumo Corp. (Health Care)	1,298,241
29,142	Tobu Railway Co. Ltd. (Industrials)	869,951
17,740	Toho Co. Ltd. (Communication Services)	546,846
16,490	Toho Gas Co. Ltd. (Utilities)	563,349
59,898	Tohoku Electric Power Co., Inc. (Utilities)	526,429
42,596	Tokio Marine Holdings, Inc. (Financials)	2,290,821
17,055	Tokyo Electron Ltd. (Information Technology)	3,529,902

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
39,551	Tokyo Gas Co. Ltd. (Utilities)	$800,443
40,552	Tokyu Corp. (Industrials)	622,576
40,285	Toppan Printing Co. Ltd. (Industrials)	702,509
21,508	Toshiba Corp. (Industrials)	583,237
16,070	TOTO Ltd. (Industrials)	610,083
19,010	Toyo Suisan Kaisha Ltd. (Consumer Staples)	753,421
28,470	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	608,648
115,509	Toyota Motor Corp. (Consumer Discretionary)	7,632,065
54,793	Toyota Tsusho Corp. (Industrials)	1,658,547
11,982	Trend Micro, Inc. (Information Technology)	596,517
16,377	Tsuruha Holdings, Inc. (Consumer Staples)	1,902,413
35,270	Unicharm Corp. (Consumer Staples)	1,143,786
890	United Urban Investment Corp. REIT (Real Estate)	1,424,132
30,557	USS Co. Ltd. (Consumer Discretionary)	483,292
51,012	Welcia Holdings Co. Ltd. (Consumer Staples)	3,074,009
17,432	West Japan Railway Co. (Industrials)	1,231,141
11,781	Yakult Honsha Co. Ltd. (Consumer Staples)	539,000
452,542	Yamada Denki Co. Ltd. (Consumer Discretionary)	2,177,438
9,692	Yamaha Corp. (Consumer Discretionary)	476,221
65,256	Yamato Holdings Co. Ltd. (Industrials)	1,029,673
182,025	Yamazaki Baking Co. Ltd. (Consumer Staples)	3,096,610
43,099	Yokogawa Electric Corp. (Information Technology)	694,043
143,317	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	2,334,473
168,870	ZOZO, Inc. (Consumer Discretionary)	2,370,270

		349,482,805

Luxembourg – 0.3%
288,163	ArcelorMittal (Materials)	4,063,012
93,427	Tenaris SA (Energy)	838,240

		4,901,252

Macau – 0.1%
89,716	Sands China Ltd. (Consumer Discretionary)	417,321
665,116	SJM Holdings Ltd. (Consumer Discretionary)	752,764

Common Stocks – (continued)
Macau – (continued)
488,323	Wynn Macau Ltd. (Consumer Discretionary)	983,783

		2,153,868

Netherlands – 3.8%
45,378	ABN AMRO Bank NV (Financials)(b)	620,077
706,337	Aegon NV (Financials)	2,382,714
13,238	Akzo Nobel NV (Materials)	1,049,153
130,603	Altice Europe NV (Communication Services)*	694,781
23,263	ASML Holding NV (Information Technology)	6,339,757
41,709	EXOR NV (Financials)	2,935,840
47,376	Heineken Holding NV (Consumer Staples)	4,152,804
24,705	Heineken NV (Consumer Staples)	2,448,318
254,119	ING Groep NV (Financials)	2,403,090
269,529	Koninklijke Ahold Delhaize NV (Consumer Staples)	6,270,636
16,230	Koninklijke DSM NV (Materials)	1,813,983
259,726	Koninklijke KPN NV (Communication Services)	627,936
112,184	Koninklijke Philips NV (Health Care)	4,771,407
16,727	Koninklijke Vopak NV (Energy)	792,828
70,666	NN Group NV (Financials)	2,393,895
32,810	NXP Semiconductors NV (Information Technology)	3,730,169
51,649	Randstad NV (Industrials)	2,650,037
330,281	Royal Dutch Shell PLC, Class A (Energy)	7,008,918
272,722	Royal Dutch Shell PLC, Class B (Energy)	5,795,117
60,656	Wolters Kluwer NV (Industrials)	4,418,740

		63,300,200

New Zealand – 0.4%
147,379	a2 Milk Co. Ltd. (Consumer Staples)*	1,490,013
109,288	Auckland International Airport Ltd. (Industrials)	533,475
140,713	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	2,250,007
178,026	Mercury NZ Ltd. (Utilities)	528,363
317,305	Meridian Energy Ltd. (Utilities)	909,255
316,317	Spark New Zealand Ltd. (Communication Services)	889,747

		6,600,860

Norway – 0.5%
32,397	DNB ASA (Financials)	533,235
28,600	Equinor ASA (Energy)	426,503
137,030	Gjensidige Forsikring ASA (Financials)	2,734,292
63,446	Mowi ASA (Consumer Staples)(a)	1,325,950

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
82,437	Orkla ASA (Consumer Staples)	$689,484
96,651	Schibsted ASA, Class B (Communication Services)	2,304,081
56,946	Telenor ASA (Communication Services)	903,929

		8,917,474

Portugal – 0.5%
863,940	EDP – Energias de Portugal SA (Utilities)	4,004,757
34,149	Galp Energia SGPS SA (Energy)	464,011
179,704	Jeronimo Martins SGPS SA (Consumer Staples)(a)	3,139,580

		7,608,348

Russia – 0.1%
307,976	Evraz PLC (Materials)	1,283,592

Singapore – 1.6%
496,271	Ascendas Real Estate Investment Trust REIT (Real Estate)	1,088,048
485,431	CapitaLand Commercial Trust REIT (Real Estate)	646,917
497,361	CapitaLand Mall Trust REIT (Real Estate)	808,920
230,676	DBS Group Holdings Ltd. (Financials)	3,984,809
150,605	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	2,897,287
534,597	Mapletree Commercial Trust REIT (Real Estate)	804,366
526,964	Oversea-Chinese Banking Corp. Ltd. (Financials)	4,002,163
796,536	Singapore Exchange Ltd. (Financials)	4,845,304
125,007	Singapore Technologies Engineering Ltd. (Industrials)	373,489
277,518	Singapore Telecommunications Ltd. (Communication Services)	596,514
296,629	Suntec Real Estate Investment Trust REIT (Real Estate)	361,302
148,962	United Overseas Bank Ltd. (Financials)	2,612,732
1,295,168	Wilmar International Ltd. (Consumer Staples)	3,684,042

		26,705,893

South Africa – 0.2%
116,330	Anglo American PLC (Materials)	2,662,407

Spain – 2.6%
92,739	ACS Actividades de Construccion y Servicios SA (Industrials)	2,735,186
10,853	Aena SME SA (Industrials)(b)	1,728,614
77,236	Amadeus IT Group SA (Information Technology)	5,387,331

Common Stocks – (continued)
Spain – (continued)
431,302	Banco Bilbao Vizcaya Argentaria SA (Financials)	2,053,528
1,047,325	Banco de Sabadell SA (Financials)	910,223
1,153,091	Banco Santander SA (Financials)	4,214,019
60,344	Bankinter SA (Financials)	353,961
19,081	Cellnex Telecom SA (Communication Services)*(b)	919,494
44,748	Enagas SA (Utilities)	1,150,190
58,190	Endesa SA (Utilities)	1,484,833
58,445	Ferrovial SA (Industrials)	1,661,467
17,106	Grifols SA (Health Care)	544,912
527,938	Iberdrola SA (Utilities)	5,984,705
176,098	Industria de Diseno Textil SA (Consumer Discretionary)	5,441,321
260,986	Mapfre SA (Financials)	580,527
56,948	Naturgy Energy Group SA (Utilities)	1,315,521
41,189	Red Electrica Corp. SA (Utilities)	784,758
456,677	Repsol SA (Energy)	5,081,580
21,846	Siemens Gamesa Renewable Energy SA (Industrials)	348,553
208,329	Telefonica SA (Communication Services)	1,226,577

		43,907,300

Sweden – 2.2%
65,928	Assa Abloy AB, Class B (Industrials)	1,461,349
74,066	Atlas Copco AB, Class A (Industrials)	2,590,564
35,729	Atlas Copco AB, Class B (Industrials)	1,090,101
38,134	Electrolux AB, Series B (Consumer Discretionary)	764,835
74,080	Epiroc AB, Class A (Industrials)	844,710
32,284	Epiroc AB, Class B (Industrials)	357,135
47,888	Essity AB, Class B (Consumer Staples)	1,420,572
249,841	Hennes & Mauritz AB, Class B (Consumer Discretionary)	4,467,456
12,627	Hexagon AB, Class B (Information Technology)	667,616
57,533	Husqvarna AB, Class B (Consumer Discretionary)	381,097
23,427	ICA Gruppen AB (Consumer Staples)	869,412
30,422	Industrivarden AB, Class C (Financials)	678,722
39,600	Investor AB, Class B (Financials)	1,949,550
24,489	Kinnevik AB, Class B (Financials)	491,291
24,336	L E Lundbergforetagen AB, Class B (Financials)	996,523
97,893	Sandvik AB (Industrials)	1,599,391
142,082	Securitas AB, Class B (Industrials)	1,911,016
107,812	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,016,836

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
156,248	Skanska AB, Class B (Industrials)	$3,366,671
45,964	SKF AB, Class B (Industrials)	796,480
78,622	Svenska Handelsbanken AB, Class A (Financials)	782,400
65,321	Swedish Match AB (Consumer Staples)	3,770,320
67,241	Tele2 AB, Class B (Communication Services)	967,165
290,401	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	2,296,825
230,619	Telia Co. AB (Communication Services)	902,247
55,104	Volvo AB, Class B (Industrials)	845,734

		37,286,018

Switzerland – 9.1%
49,929	ABB Ltd. (Industrials)	1,073,426
33,988	Adecco Group AG (Industrials)	1,804,126
39,437	Alcon, Inc. (Health Care)*	2,402,196
8,303	Baloise Holding AG (Financials)	1,328,720
930	Barry Callebaut AG (Consumer Staples)	1,905,253
342	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,660,530
26,227	Cie Financiere Richemont SA (Consumer Discretionary)	1,772,040
20,393	Clariant AG (Materials)*	427,264
105,126	Coca-Cola HBC AG (Consumer Staples)*	3,322,026
115,229	Credit Suisse Group AG (Financials)*	1,286,870
38,139	Dufry AG (Consumer Discretionary)*	2,766,796
1,435	EMS-Chemie Holding AG (Materials)	835,397
3,046	Geberit AG (Industrials)	1,507,344
821	Givaudan SA (Materials)	2,549,642
1,550,595	Glencore PLC (Materials)*	3,827,661
35,671	Kuehne + Nagel International AG (Industrials)	5,179,564
35,167	LafargeHolcim Ltd. (Materials)*	1,624,378
4,453	Lonza Group AG (Health Care)*	1,759,210
297,135	Nestle SA (Consumer Staples)	30,344,330
197,183	Novartis AG (Health Care)	16,551,597
12,587	Pargesa Holding SA (Financials)	917,416
7,782	Partners Group Holding AG (Financials)	6,680,967
73,241	Roche Holding AG (Health Care)	23,433,791
4,349	Schindler Holding AG (Industrials)	930,950
5,918	Schindler Holding AG Participation Certificates (Industrials)	1,311,443
1,677	SGS SA (Industrials)	4,154,601
7,398	Sika AG (Materials)	1,310,003

Common Stocks – (continued)
Switzerland – (continued)
14,178	Sonova Holding AG (Health Care)	3,365,984
173,977	STMicroelectronics NV (Information Technology)	4,664,872
4,946	Straumann Holding AG (Health Care)	4,603,901
7,599	Swatch Group AG (The) – Bearer (Consumer Discretionary)	1,742,051
29,796	Swatch Group AG (The) – Registered (Consumer Discretionary)	1,271,321
5,174	Swiss Life Holding AG (Financials)	2,344,456
15,008	Swiss Prime Site AG (Real Estate)*	1,798,572
19,969	Swiss Re AG (Financials)	1,890,551
2,236	Swisscom AG (Communication Services)	1,186,435
7,244	Temenos AG (Information Technology)*	1,027,159
177,686	UBS Group AG (Financials)*	1,945,836
9,140	Zurich Insurance Group AG (Financials)	3,502,274

		153,010,953

United Kingdom – 12.1%
256,424	3i Group PLC (Financials)	3,301,508
210,207	Admiral Group PLC (Financials)	5,670,668
17,578	Ashtead Group PLC (Industrials)	536,388
64,988	Associated British Foods PLC (Consumer Staples)	1,871,858
98,164	AstraZeneca PLC (Health Care)	8,518,653
858,687	Auto Trader Group PLC (Communication Services)(b)	5,698,981
16,002	AVEVA Group PLC (Information Technology)	896,879
797,359	Aviva PLC (Financials)	3,572,783
251,322	BAE Systems PLC (Industrials)	1,953,048
520,422	Barclays PLC (Financials)(a)	988,727
100,109	Barratt Developments PLC (Consumer Discretionary)	968,226
42,412	Berkeley Group Holdings PLC (Consumer Discretionary)	2,575,379
1,340,373	BP PLC (Energy)	6,782,323
163,833	British American Tobacco PLC (Consumer Staples)	6,408,710
104,769	British Land Co. PLC (The) REIT (Real Estate)	670,446
369,414	BT Group PLC (Communication Services)	668,238
43,861	Bunzl PLC (Industrials)	1,047,643
224,494	Burberry Group PLC (Consumer Discretionary)	4,728,447
742,422	Centrica PLC (Utilities)	683,911
353,099	CK Hutchison Holdings Ltd. (Industrials)	3,074,248

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
44,507	Coca-Cola European Partners PLC (Consumer Staples)	$2,268,077
167,855	Compass Group PLC (Consumer Discretionary)	3,667,334
29,421	Croda International PLC (Materials)	1,711,369
10,843	DCC PLC (Industrials)	766,169
160,362	Diageo PLC (Consumer Staples)	5,664,587
159,651	Direct Line Insurance Group PLC (Financials)	626,042
104,800	Experian PLC (Industrials)	3,468,341
109,765	Fiat Chrysler Automobiles NV (Consumer Discretionary)	1,355,463
456,874	GlaxoSmithKline PLC (Health Care)	9,116,460
60,985	Halma PLC (Information Technology)	1,502,617
248,218	Hargreaves Lansdown PLC (Financials)	4,871,458
1,111,906	HSBC Holdings PLC (Financials)(a)	7,440,629
56,766	Imperial Brands PLC (Consumer Staples)	1,127,343
102,703	Informa PLC (Communication Services)	895,190
37,692	InterContinental Hotels Group PLC (Consumer Discretionary)	2,071,156
16,630	Intertek Group PLC (Industrials)	1,119,428
749,149	J Sainsbury PLC (Consumer Staples)	1,873,109
352,461	JD Sports Fashion PLC (Consumer Discretionary)	3,317,964
10,701	Johnson Matthey PLC (Materials)	343,213
635,233	Kingfisher PLC (Consumer Discretionary)	1,536,355
67,805	Land Securities Group PLC REIT (Real Estate)	722,825
1,001,468	Legal & General Group PLC (Financials)	3,325,857
1,707,945	Lloyds Banking Group PLC (Financials)	1,095,143
37,954	London Stock Exchange Group PLC (Financials)	3,672,744
886,309	M&G PLC (Financials)*	2,250,581
1,409,835	Marks & Spencer Group PLC (Consumer Discretionary)	2,852,441
167,956	Meggitt PLC (Industrials)	1,162,754
134,167	Micro Focus International PLC (Information Technology)	1,269,349
59,384	Mondi PLC (Materials)	1,184,796
235,843	National Grid PLC (Utilities)	2,960,611
53,733	Next PLC (Consumer Discretionary)	4,174,271
137,478	Ocado Group PLC (Consumer Discretionary)*	1,868,392
131,883	Pearson PLC (Communication Services)	939,301

Common Stocks – (continued)
United Kingdom – (continued)
13,364	Persimmon PLC (Consumer Discretionary)	484,613
199,683	Prudential PLC (Financials)	3,231,550
30,609	Reckitt Benckiser Group PLC (Consumer Staples)	2,236,734
161,393	RELX PLC (Industrials)	3,849,803
191,112	Rentokil Initial PLC (Industrials)	1,181,480
87,345	Rolls-Royce Holdings PLC (Industrials)*	691,708
136,376	RSA Insurance Group PLC (Financials)	903,714
485,956	Sage Group PLC (The) (Information Technology)	4,232,014
38,827	Schroders PLC (Financials)	1,415,406
274,920	Segro PLC REIT (Real Estate)	2,883,689
41,318	Severn Trent PLC (Utilities)	1,300,916
220,725	Smith & Nephew PLC (Health Care)	4,902,801
67,233	Smiths Group PLC (Industrials)	1,316,491
5,743	Spirax-Sarco Engineering PLC (Industrials)	615,818
86,764	SSE PLC (Utilities)	1,694,495
44,046	St James’s Place PLC (Financials)	571,320
83,152	Standard Chartered PLC (Financials)	597,538
548,094	Standard Life Aberdeen PLC (Financials)	1,935,024
189,182	Taylor Wimpey PLC (Consumer Discretionary)	488,601
1,183,028	Tesco PLC (Consumer Staples)	3,452,824
145,812	Unilever NV (Consumer Staples)	7,626,358
136,919	Unilever PLC (Consumer Staples)	7,292,777
87,527	United Utilities Group PLC (Utilities)	1,055,600
2,229,962	Vodafone Group PLC (Communication Services)	3,827,019
817,144	Wm Morrison Supermarkets PLC (Consumer Staples)(a)	1,787,402
116,804	WPP PLC (Communication Services)	1,123,131

		203,537,259

United States – 0.8%
52,823	Bausch Health Cos., Inc. (Health Care)*	1,170,303
6,264	CyberArk Software Ltd. (Information Technology)*	655,841
79,730	Ferguson PLC (Industrials)	6,863,961
48,691	James Hardie Industries PLC CDI (Materials)	886,239
256,661	Ovintiv, Inc. (Energy)	2,965,554
19,918	QIAGEN NV (Health Care)*	726,380

		13,268,278

TOTAL COMMON STOCKS
(Cost $1,660,245,362)		$1,664,375,153

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
68,856	FUCHS PETROLUB SE (Materials)	2.66%	$2,610,915
17,345	Henkel AG & Co KGaA (Consumer Staples)	2.17	1,594,322
6,788	Porsche Automobil Holding SE (Consumer Discretionary)	3.85	419,639
5,259	Sartorius AG (Health Care)	0.28	1,195,787
4,752	Volkswagen AG (Consumer Discretionary)	3.19	775,563

TOTAL PREFERRED STOCKS
(Cost $7,438,005)			$6,596,226

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,667,683,367)			$1,670,971,379

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
26,919,831	1.507%	$26,919,831
(Cost $26,919,831)

TOTAL INVESTMENTS – 101.2%
(Cost $1,694,603,198)		$1,697,891,210

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(21,446,010)

NET ASSETS – 100.0%		$1,676,445,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 9.3%
1,033	CyberAgent, Inc.	$39,217
960	Dentsu Group, Inc.	25,027
3,592	Hakuhodo DY Holdings, Inc.	41,926
2,957	Kakaku.com, Inc.	63,326
8,820	KDDI Corp.	250,049
540	Konami Holdings Corp.	19,499
734	LINE Corp.*	36,134
3,246	Nexon Co. Ltd.	51,670
480	Nintendo Co. Ltd.	161,402
10,126	Nippon Telegraph & Telephone Corp.	237,461
8,253	NTT DOCOMO, Inc.	223,990
7,413	Softbank Corp.	97,074
6,527	SoftBank Group Corp.	303,341
1,091	Square Enix Holdings Co. Ltd.	43,998
1,396	Toho Co. Ltd.	43,032
8,982	Z Holdings Corp.	32,725

		1,669,871

Consumer Discretionary – 18.1%
748	ABC-Mart, Inc.	42,717
232	Aisin Seiki Co. Ltd.	7,528
1,594	Bandai Namco Holdings, Inc.	79,356
1,406	Benesse Holdings, Inc.	36,263
2,746	Bridgestone Corp.	91,801
2,884	Casio Computer Co. Ltd.	49,651
1,392	Denso Corp.	54,459
279	Fast Retailing Co. Ltd.	138,226
246	Hikari Tsushin, Inc.	46,730
10,496	Honda Motor Co. Ltd.	272,410
1,495	Iida Group Holdings Co. Ltd.	20,222
1,544	Isetan Mitsukoshi Holdings Ltd.	10,120
1,277	Isuzu Motors Ltd.	12,028
4,186	J Front Retailing Co. Ltd.	44,513
232	Koito Manufacturing Co. Ltd.	9,163
1,543	Marui Group Co. Ltd.	30,126
2,582	Mazda Motor Corp.	17,953
770	McDonald’s Holdings Co. Japan Ltd.	32,338
1,515	Mitsubishi Motors Corp.	5,042
420	NGK Spark Plug Co. Ltd.	6,911
1,470	Nikon Corp.	15,114
3,681	Nissan Motor Co. Ltd.	15,821
533	Nitori Holdings Co. Ltd.	73,947
842	Oriental Land Co. Ltd.	95,741
2,139	Pan Pacific International Holdings Corp.	35,457
10,434	Panasonic Corp.	99,682
1,671	Rakuten, Inc.	13,989
256	Rinnai Corp.	17,491
2,228	Ryohin Keikaku Co. Ltd.	30,529
572	Sankyo Co. Ltd.	18,799
1,441	Sega Sammy Holdings, Inc.	19,010
3,343	Sekisui Chemical Co. Ltd.	49,867
6,209	Sekisui House Ltd.	121,860
568	Shimamura Co. Ltd.(a)	37,967
240	Shimano, Inc.	33,642
6,198	Sony Corp.	379,873

Common Stocks – (continued)
Consumer Discretionary – (continued)
482	Stanley Electric Co. Ltd.	11,779
1,708	Subaru Corp.	41,479
2,018	Sumitomo Electric Industries Ltd.	24,143
8,762	Sumitomo Rubber Industries Ltd.	91,223
1,529	Suzuki Motor Corp.	61,478
727	Toyoda Gosei Co. Ltd.	15,542
426	Toyota Industries Corp.	22,551
10,357	Toyota Motor Corp.	684,321
1,111	USS Co. Ltd.	17,572
20,398	Yamada Denki Co. Ltd.	98,146
708	Yamaha Corp.	34,788
1,235	Yamaha Motor Co. Ltd.	19,785
2,279	Yokohama Rubber Co. Ltd. (The)	37,122
1,658	ZOZO, Inc.	23,272

		3,249,547

Consumer Staples – 9.6%
4,012	Aeon Co. Ltd.	74,929
2,633	Ajinomoto Co., Inc.	44,231
2,439	Asahi Group Holdings Ltd.	93,838
1,209	Calbee, Inc.	30,969
1,591	Coca-Cola Bottlers Japan Holdings, Inc.(a)	36,654
1,654	FamilyMart UNY Holdings Co. Ltd.(a)	36,587
4,490	Japan Tobacco, Inc.	89,246
2,342	Kao Corp.	170,833
932	Kikkoman Corp.	43,289
5,089	Kirin Holdings Co. Ltd.	97,897
479	Kobayashi Pharmaceutical Co. Ltd.	34,860
323	Kose Corp.	38,749
787	Lawson, Inc.	41,807
2,373	Lion Corp.	39,291
836	MEIJI Holdings Co. Ltd.	49,913
850	NH Foods Ltd.	32,072
1,459	Nisshin Seifun Group, Inc.	24,699
423	Nissin Foods Holdings Co. Ltd.	33,333
942	Pigeon Corp.	31,963
1,502	Pola Orbis Holdings, Inc.	28,741
3,819	Seven & i Holdings Co. Ltd.	130,858
2,026	Shiseido Co. Ltd.	120,548
1,325	Sundrug Co. Ltd.	41,458
1,645	Suntory Beverage & Food Ltd.	62,680
1,073	Toyo Suisan Kaisha Ltd.	42,526
502	Tsuruha Holdings, Inc.	58,314
2,065	Unicharm Corp.	66,967
1,027	Welcia Holdings Co. Ltd.	61,887
591	Yakult Honsha Co. Ltd.	27,039
2,579	Yamazaki Baking Co. Ltd.	43,874

		1,730,052

Energy – 1.7%
4,317	Idemitsu Kosan Co. Ltd.	106,379
5,304	Inpex Corp.	45,873
35,916	JXTG Holdings, Inc.	144,510

		296,762

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – 10.2%
6,599	Acom Co. Ltd.	$27,163
440	AEON Financial Service Co. Ltd.	6,396
613	Aozora Bank Ltd.	15,356
138	Bank of Kyoto Ltd. (The)	4,702
1,635	Chiba Bank Ltd. (The)	8,079
2,780	Concordia Financial Group Ltd.	9,588
1,348	Credit Saison Co. Ltd.	19,595
5,946	Dai-ichi Life Holdings, Inc.	81,502
3,658	Daiwa Securities Group, Inc.	15,573
3,051	Fukuoka Financial Group, Inc.	46,501
3,353	Japan Exchange Group, Inc.	56,420
1,886	Japan Post Bank Co. Ltd.	16,855
12,728	Japan Post Holdings Co. Ltd.	111,002
5,576	Japan Post Insurance Co. Ltd.	85,657
24,667	Mebuki Financial Group, Inc.	48,252
45,574	Mitsubishi UFJ Financial Group, Inc.	224,733
8,554	Mitsubishi UFJ Lease & Finance Co. Ltd.	48,930
59,287	Mizuho Financial Group, Inc.	81,127
2,682	MS&AD Insurance Group Holdings, Inc.	86,603
9,163	Nomura Holdings, Inc.	40,733
7,655	ORIX Corp.	123,627
7,581	Resona Holdings, Inc.	28,759
1,006	SBI Holdings, Inc.	20,285
5,968	Seven Bank Ltd.	15,713
1,998	Shinsei Bank Ltd.	26,618
1,986	Shizuoka Bank Ltd. (The)	12,557
1,801	Sompo Holdings, Inc.	67,054
2,008	Sony Financial Holdings, Inc.	40,173
7,167	Sumitomo Mitsui Financial Group, Inc.	231,491
1,267	Sumitomo Mitsui Trust Holdings, Inc.	43,461
978	T&D Holdings, Inc.	9,656
3,131	Tokio Marine Holdings, Inc.	168,386
406	Tokyo Century Corp.	16,863

		1,839,410

Health Care – 10.2%
652	Alfresa Holdings Corp.	11,461
2,126	Asahi Intecc Co. Ltd.	50,970
12,254	Astellas Pharma, Inc.	193,015
1,283	Chugai Pharmaceutical Co. Ltd.	139,344
2,879	Daiichi Sankyo Co. Ltd.	175,892
1,315	Eisai Co. Ltd.	97,298
317	Hisamitsu Pharmaceutical Co., Inc.	14,209
2,175	Hoya Corp.	193,757
1,862	Kyowa Kirin Co. Ltd.	44,364
2,477	M3, Inc.	63,977
892	Medipal Holdings Corp.	16,308
394	Nippon Shinyaku Co. Ltd.	29,185
6,819	Olympus Corp.	124,034
1,824	Ono Pharmaceutical Co. Ltd.	37,371
2,120	Otsuka Holdings Co. Ltd.	80,189
435	PeptiDream, Inc.*	17,341
2,241	Santen Pharmaceutical Co. Ltd.	35,984
1,827	Shionogi & Co. Ltd.	99,002
2,816	Sumitomo Dainippon Pharma Co. Ltd.	40,753
349	Suzuken Co. Ltd.	11,567

Common Stocks – (continued)
Health Care – (continued)
802	Sysmex Corp.	51,444
362	Taisho Pharmaceutical Holdings Co. Ltd.	22,452
5,902	Takeda Pharmaceutical Co. Ltd.	205,898
2,636	Terumo Corp.	84,995

		1,840,810

Industrials – 17.4%
353	AGC, Inc.	10,145
816	Amada Holdings Co. Ltd.	7,626
640	ANA Holdings, Inc.(a)	17,251
665	Central Japan Railway Co.	109,616
1,073	Dai Nippon Printing Co. Ltd.	25,814
340	Daifuku Co. Ltd.	20,236
1,024	Daikin Industries Ltd.	139,790
1,103	East Japan Railway Co.	85,068
512	FANUC Corp.	85,298
231	Fuji Electric Co. Ltd.	6,345
1,303	Hankyu Hanshin Holdings, Inc.	42,884
1,088	Hino Motors Ltd.	8,997
324	Hitachi Construction Machinery Co. Ltd.	7,999
329	Hoshizaki Corp.	27,878
9,460	ITOCHU Corp.	215,879
970	Japan Airlines Co. Ltd.	24,082
259	Japan Airport Terminal Co. Ltd.	10,133
2,575	JGC Holdings Corp.	31,631
559	JTEKT Corp.	5,457
909	Kajima Corp.	9,801
2,210	Kamigumi Co. Ltd.	42,473
328	Kawasaki Heavy Industries Ltd.	5,960
658	Keihan Holdings Co. Ltd.	26,719
1,264	Keikyu Corp.	19,195
315	Keio Corp.	15,156
913	Keisei Electric Railway Co. Ltd.	29,244
1,162	Kintetsu Group Holdings Co. Ltd.	50,255
2,577	Komatsu Ltd.	52,142
2,658	Kubota Corp.	37,530
500	Kurita Water Industries Ltd.	12,956
679	Kyushu Railway Co.	20,427
4,891	LIXIL Group Corp.	73,457
509	Makita Corp.	17,625
22,870	Marubeni Corp.	151,979
807	MINEBEA MITSUMI, Inc.	14,245
1,970	MISUMI Group, Inc.	41,586
7,732	Mitsubishi Corp.	192,825
6,962	Mitsubishi Electric Corp.	88,489
729	Mitsubishi Heavy Industries Ltd.	23,107
5,675	Mitsui & Co. Ltd.	93,834
619	Mitsui OSK Lines Ltd.	12,860
1,682	MonotaRO Co. Ltd.	37,425
276	Nabtesco Corp.	7,451
1,414	Nagoya Railroad Co. Ltd.	36,954
757	NGK Insulators Ltd.	11,910
613	Nidec Corp.	72,629
392	Nippon Express Co. Ltd.	18,789
627	Nippon Yusen KK	8,975
731	NSK Ltd.	5,605

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,448	Obayashi Corp.	$14,619
976	Odakyu Electric Railway Co. Ltd.	18,857
1,018	Park24 Co. Ltd.	19,848
2,100	Persol Holdings Co. Ltd.	27,821
5,850	Recruit Holdings Co. Ltd.	203,813
728	Secom Co. Ltd.	57,874
804	Seibu Holdings, Inc.	11,374
672	SG Holdings Co. Ltd.	13,257
1,717	Shimizu Corp.	15,632
153	SMC Corp.	61,092
467	Sohgo Security Services Co. Ltd.	21,864
9,128	Sumitomo Corp.	130,702
323	Sumitomo Heavy Industries Ltd.	7,043
322	Taisei Corp.	11,030
987	Tobu Railway Co. Ltd.	29,464
1,849	Tokyu Corp.	28,387
1,333	Toppan Printing Co. Ltd.	23,245
1,786	Toshiba Corp.	48,431
951	TOTO Ltd.	36,104
3,776	Toyota Tsusho Corp.	114,297
754	West Japan Railway Co.	53,251
2,065	Yamato Holdings Co. Ltd.	32,584
1,114	Yaskawa Electric Corp.	34,959

		3,129,280

Information Technology – 13.1%
1,947	Advantest Corp.	88,717
2,523	Alps Alpine Co. Ltd.	38,804
2,543	Brother Industries Ltd.	45,336
4,005	Canon, Inc.	101,494
179	Disco Corp.	36,309
2,381	FUJIFILM Holdings Corp.	116,484
1,532	Fujitsu Ltd.	159,215
200	GMO Payment Gateway, Inc.	12,275
1,019	Hamamatsu Photonics KK	39,536
189	Hirose Electric Co. Ltd.	20,080
643	Hitachi High-Tech Corp.	47,510
5,747	Hitachi Ltd.	193,778
1,284	Itochu Techno-Solutions Corp.	35,640
765	Keyence Corp.	244,042
6,114	Konica Minolta, Inc.	33,216
1,407	Kyocera Corp.	88,648
2,071	Murata Manufacturing Co. Ltd.	109,843
3,395	NEC Corp.	127,157
2,700	Nomura Research Institute Ltd.	58,949
6,350	NTT Data Corp.	76,001
404	Obic Co. Ltd.	49,777
1,236	Omron Corp.	66,919
459	Oracle Corp. Japan	35,915
973	Otsuka Corp.	41,630
7,412	Renesas Electronics Corp.*	44,734
6,257	Ricoh Co. Ltd.	58,298
122	Rohm Co. Ltd.	8,030
2,343	Seiko Epson Corp.	33,191
1,644	Shimadzu Corp.	40,054
1,370	SUMCO Corp.	20,842

Common Stocks – (continued)
Information Technology – (continued)
372	TDK Corp.	36,039
808	Tokyo Electron Ltd.	167,233
802	Trend Micro, Inc.	39,927
2,055	Yokogawa Electric Corp.	33,093

		2,348,716

Materials – 3.9%
282	Air Water, Inc.	3,736
3,374	Asahi Kasei Corp.	28,174
501	Daicel Corp.	4,324
978	Hitachi Chemical Co. Ltd.	41,300
1,924	Hitachi Metals Ltd.	27,523
477	JFE Holdings, Inc.	4,431
502	JSR Corp.	8,843
934	Kansai Paint Co. Ltd.	20,409
636	Kuraray Co. Ltd.	6,627
347	Maruichi Steel Tube Ltd.	8,428
13,596	Mitsubishi Chemical Holdings Corp.	91,548
3,583	Mitsubishi Materials Corp.	81,914
2,015	Mitsui Chemicals, Inc.	43,694
759	Nippon Paint Holdings Co. Ltd.	34,655
1,118	Nippon Steel Corp.	12,604
707	Nissan Chemical Corp.	29,921
443	Nitto Denko Corp.	22,260
806	Oji Holdings Corp.	3,848
1,176	Shin-Etsu Chemical Co. Ltd.	132,411
161	Showa Denko KK	3,481
3,434	Sumitomo Chemical Co. Ltd.	12,512
164	Sumitomo Metal Mining Co. Ltd.	4,083
209	Taiheiyo Cement Corp.	5,160
1,383	Taiyo Nippon Sanso Corp.	24,758
1,459	Teijin Ltd.	24,009
2,362	Toray Industries, Inc.	13,680
644	Tosoh Corp.	8,842

		703,175

Real Estate – 5.0%
905	Aeon Mall Co. Ltd.	12,845
489	Daito Trust Construction Co. Ltd.	49,755
2,583	Daiwa House Industry Co. Ltd.	71,349
19	Daiwa House REIT Investment Corp. REIT	47,418
3,188	Hulic Co. Ltd.	35,703
11	Japan Prime Realty Investment Corp. REIT	48,440
8	Japan Real Estate Investment Corp. REIT	54,587
21	Japan Retail Fund Investment Corp. REIT	39,930
4,178	Mitsubishi Estate Co. Ltd.	71,425
2,158	Mitsui Fudosan Co. Ltd.	49,566
8	Nippon Building Fund, Inc. REIT	60,001
18	Nippon Prologis REIT, Inc. REIT	48,844
3,908	Nomura Real Estate Holdings, Inc.	84,345
32	Nomura Real Estate Master Fund, Inc. REIT	50,819
25	Orix JREIT, Inc. REIT	47,513
1,776	Sumitomo Realty & Development Co. Ltd.	55,520

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
3,694	Tokyu Fudosan Holdings Corp.	$23,322
26	United Urban Investment Corp. REIT	41,604

		892,986

Utilities – 1.2%
1,284	Chubu Electric Power Co., Inc.	16,755
1,390	Chugoku Electric Power Co., Inc. (The)	18,505
748	Electric Power Development Co. Ltd.	16,060
987	Kansai Electric Power Co., Inc. (The)	10,656
1,767	Kyushu Electric Power Co., Inc.	12,810
3,129	Osaka Gas Co. Ltd.	50,620
651	Toho Gas Co. Ltd.	22,240
1,552	Tohoku Electric Power Co., Inc.	13,640
1,789	Tokyo Electric Power Co. Holdings, Inc.*	6,800
2,561	Tokyo Gas Co. Ltd.	51,830

		219,916

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $18,531,462)		$17,920,525

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
99,343	1.507%	$99,343
(Cost $99,343)

TOTAL INVESTMENTS – 100.3%
(Cost $18,630,805)		$18,019,868

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(50,679)

NET ASSETS – 100.0%		$17,969,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 8.8%
177,741	Activision Blizzard, Inc.	$10,332,084
70,450	Alphabet, Inc., Class A*	94,350,163
72,199	Alphabet, Inc., Class C*	96,698,287
182,680	Altice USA, Inc., Class A*	4,724,105
1,541,982	AT&T, Inc.	54,308,606
1,537,038	CenturyLink, Inc.	18,552,049
40,900	Charter Communications, Inc., Class A*	20,170,653
1,045,639	Comcast Corp., Class A	42,275,185
156,391	Electronic Arts, Inc.*	15,853,356
589,658	Facebook, Inc., Class A*	113,491,475
682,732	Fox Corp., Class A	20,987,182
68,230	IAC/InterActiveCorp*	13,914,826
91,736	Liberty Broadband Corp., Class C*	11,548,645
44,595	Netflix, Inc.*	16,456,893
106,714	Omnicom Group, Inc.	7,393,146
73,474	Roku, Inc.*	8,351,790
153,701	Snap, Inc., Class A*	2,177,943
19,705	Take-Two Interactive Software, Inc.*	2,117,893
166,803	T-Mobile US, Inc.*	15,038,958
912,140	Verizon Communications, Inc.	49,401,502
89,704	ViacomCBS, Inc., Class B	2,207,615
345,345	Walt Disney Co. (The)	40,629,839

		660,982,195

Consumer Discretionary – 12.0%
67,141	Advance Auto Parts, Inc.	8,928,410
98,243	Amazon.com, Inc.*	185,065,251
36,535	Aramark	1,269,226
28,007	AutoZone, Inc.*	28,917,508
312,913	Best Buy Co., Inc.	23,671,868
13,196	Booking Holdings, Inc.*	22,375,929
80,041	Burlington Stores, Inc.*	17,309,667
56,870	Carnival Corp.	1,902,870
8,355	Chipotle Mexican Grill, Inc.*	6,463,261
70,219	Darden Restaurants, Inc.	6,846,353
146,055	Dollar General Corp.	21,952,067
128,638	Dollar Tree, Inc.*	10,680,813
78,665	Domino’s Pizza, Inc.	26,703,621
54,049	D.R. Horton, Inc.	2,879,190
292,873	eBay, Inc.	10,145,121
50,378	Expedia Group, Inc.	4,968,278
2,148,677	Ford Motor Co.	14,954,792
67,597	Garmin Ltd.	5,974,899
54,777	General Motors Co.	1,670,699
118,914	Genuine Parts Co.	10,374,057
112,440	Hasbro, Inc.	8,685,990
114,732	Hilton Worldwide Holdings, Inc.	11,151,950
337,213	Home Depot, Inc. (The)	73,458,480
53,875	Las Vegas Sands Corp.	3,141,451
81,569	Lennar Corp., Class A	4,921,874
992,964	LKQ Corp.*	29,371,875
307,050	Lowe’s Cos., Inc.	32,722,319
32,476	Marriott International, Inc., Class A	4,027,024
173,136	McDonald’s Corp.	33,617,817

Common Stocks – (continued)
Consumer Discretionary – (continued)
64,454	MGM Resorts International	1,582,990
462,285	NIKE, Inc., Class B	41,319,033
432,526	Norwegian Cruise Line Holdings Ltd.*	16,115,919
1,780	NVR, Inc.*	6,527,580
65,507	O’Reilly Automotive, Inc.*	24,153,741
134,525	PulteGroup, Inc.	5,407,905
246,696	Ross Stores, Inc.	26,835,591
238,239	Starbucks Corp.	18,685,085
347,261	Target Corp.	35,767,883
4,282	Tesla, Inc.*	2,860,333
99,770	Tiffany & Co.	13,328,274
489,283	TJX Cos., Inc. (The)	29,259,123
134,143	Tractor Supply Co.	11,872,997
59,473	Ulta Beauty, Inc.*	15,289,914
203,712	VF Corp.	14,667,264
220,372	Yum! Brands, Inc.	19,668,201

		897,494,493

Consumer Staples – 8.9%
180,918	Altria Group, Inc.	7,303,660
184,992	Archer-Daniels-Midland Co.	6,964,949
275,099	Brown-Forman Corp., Class B	16,893,830
176,272	Church & Dwight Co., Inc.	12,254,429
159,529	Clorox Co. (The)	25,432,113
698,694	Coca-Cola Co. (The)	37,373,142
358,459	Colgate-Palmolive Co.	24,221,075
151,294	Conagra Brands, Inc.	4,038,037
19,178	Constellation Brands, Inc., Class A	3,305,904
160,834	Costco Wholesale Corp.	45,216,871
164,750	Estee Lauder Cos., Inc. (The), Class A	30,248,100
171,382	General Mills, Inc.	8,397,718
150,646	Hershey Co. (The)	21,691,517
146,314	Hormel Foods Corp.	6,086,662
107,504	JM Smucker Co. (The)	11,071,837
108,865	Kellogg Co.	6,583,067
152,185	Kimberly-Clark Corp.	19,965,150
89,679	Kraft Heinz Co. (The)	2,221,349
688,748	Kroger Co. (The)	19,374,481
148,713	Lamb Weston Holdings, Inc.	12,921,673
67,128	McCormick & Co., Inc.	9,813,442
620,948	Molson Coors Beverage Co., Class B	30,805,230
329,094	Mondelez International, Inc., Class A	17,376,163
176,511	Monster Beverage Corp.*	11,016,051
394,179	PepsiCo, Inc.	52,043,453
344,625	Philip Morris International, Inc.	28,214,449
502,072	Procter & Gamble Co. (The)	56,849,613
371,595	Sysco Corp.	24,766,807
307,328	Tyson Foods, Inc., Class A	20,846,058
599,864	Walgreens Boots Alliance, Inc.	27,449,777
636,800	Walmart, Inc.	68,570,624

		669,317,231

Energy – 1.8%
33,308	Cheniere Energy, Inc.*	1,708,367
295,444	Chevron Corp.	27,576,743

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
216,851	ConocoPhillips	$10,499,926
69,367	EOG Resources, Inc.	4,388,156
617,778	Exxon Mobil Corp.	31,778,500
359,015	Kinder Morgan, Inc.	6,882,318
533,358	Marathon Petroleum Corp.	25,291,836
86,164	ONEOK, Inc.	5,748,862
116,005	Phillips 66	8,684,134
77,786	Valero Energy Corp.	5,153,323
146,370	Williams Cos., Inc. (The)	2,788,349

		130,500,514

Financials – 10.9%
211,815	Aflac, Inc.	9,076,273
6,692	Alleghany Corp.*	4,498,697
74,835	Allstate Corp. (The)	7,876,384
723,862	Ally Financial, Inc.	18,147,220
158,022	American Express Co.	17,371,358
84,591	American International Group, Inc.	3,566,357
26,525	Ameriprise Financial, Inc.	3,747,982
817,201	Annaly Capital Management, Inc. REIT	7,240,401
91,926	Aon PLC	19,120,608
283,430	Arch Capital Group Ltd.*	11,459,075
114,880	Arthur J Gallagher & Co.	11,199,651
1,969,004	Bank of America Corp.	56,116,614
121,190	Bank of New York Mellon Corp. (The)	4,835,481
174,518	Berkshire Hathaway, Inc., Class B*	36,010,044
12,252	BlackRock, Inc.	5,672,799
131,279	Blackstone Group, Inc. (The), Class A	7,068,061
228,411	Capital One Financial Corp.	20,159,555
59,560	Cboe Global Markets, Inc.	6,789,840
131,215	Charles Schwab Corp. (The)	5,347,011
82,329	Chubb Ltd.	11,940,175
102,033	Cincinnati Financial Corp.	9,513,557
410,912	Citigroup, Inc.	26,076,476
263,767	Citizens Financial Group, Inc.	8,358,776
76,943	CME Group, Inc.	15,297,807
26,841	Comerica, Inc.	1,412,910
112,030	Discover Financial Services	7,346,927
28,586	Everest Re Group Ltd.	7,085,898
47,342	FactSet Research Systems, Inc.	12,592,499
184,979	Fidelity National Financial, Inc.	7,169,786
348,093	Fifth Third Bancorp	8,493,469
29,686	First Republic Bank	2,985,521
172,922	Hartford Financial Services Group, Inc. (The)	8,637,454
235,153	Huntington Bancshares, Inc.	2,885,327
119,954	Intercontinental Exchange, Inc.	10,702,296
760,852	JPMorgan Chase & Co.	88,342,526
267,879	KeyCorp	4,379,822
158,924	Lincoln National Corp.	7,213,560
109,926	Loews Corp.	5,015,923
24,770	M&T Bank Corp.	3,477,213
5,543	Markel Corp.*	6,549,609

Common Stocks – (continued)
Financials – (continued)
20,734	MarketAxess Holdings, Inc.	6,724,658
154,086	Marsh & McLennan Cos., Inc.	16,111,232
316,300	MetLife, Inc.	13,512,336
110,932	Moody’s Corp.	26,627,008
385,996	Morgan Stanley	17,381,400
32,689	MSCI, Inc.	9,657,638
70,977	Nasdaq, Inc.	7,278,691
37,753	Northern Trust Corp.	3,313,203
55,143	PNC Financial Services Group, Inc. (The)	6,970,075
113,445	Principal Financial Group, Inc.	5,035,824
183,268	Progressive Corp. (The)	13,407,887
138,974	Prudential Financial, Inc.	10,485,588
25,006	Raymond James Financial, Inc.	2,091,252
172,137	Regions Financial Corp.	2,327,292
57,567	Reinsurance Group of America, Inc.	7,024,901
149,150	S&P Global, Inc.	39,660,476
72,173	State Street Corp.	4,915,703
406,537	Synchrony Financial	11,830,227
140,365	T. Rowe Price Group, Inc.	16,564,474
72,779	TD Ameritrade Holding Corp.	3,073,457
57,121	Travelers Cos., Inc. (The)	6,843,667
170,806	Truist Financial Corp.	7,880,989
188,408	US Bancorp	8,749,668
963,955	Wells Fargo & Co.	39,377,562
46,691	Willis Towers Watson PLC	8,836,272
167,688	WR Berkley Corp.	11,258,572

		817,720,994

Health Care – 13.7%
314,699	Abbott Laboratories	24,241,264
316,697	AbbVie, Inc.	27,144,100
102,461	Agilent Technologies, Inc.	7,896,669
21,140	Alexion Pharmaceuticals, Inc.*	1,987,794
68,327	Align Technology, Inc.*	14,919,200
138,611	Allergan PLC	26,428,959
23,047	AmerisourceBergen Corp.	1,943,323
173,994	Amgen, Inc.	34,751,822
57,246	Anthem, Inc.	14,717,374
195,027	Baxter International, Inc.	16,278,904
38,117	Becton Dickinson and Co.	9,064,985
69,818	Biogen, Inc.*	21,531,173
264,367	Boston Scientific Corp.*	9,884,682
455,023	Bristol-Myers Squibb Co.	26,873,658
42,568	Centene Corp.*	2,256,955
194,258	Cerner Corp.	13,456,252
127,225	Cigna Corp.	23,274,541
18,978	Cooper Cos., Inc. (The)	6,159,689
525,794	CVS Health Corp.	31,116,489
124,776	Danaher Corp.	18,040,114
48,446	DENTSPLY SIRONA, Inc.	2,385,481
49,306	DexCom, Inc.*	13,608,456
122,765	Edwards Lifesciences Corp.*	25,147,183
262,554	Eli Lilly & Co.	33,115,936
33,597	Exact Sciences Corp.*	2,719,677
379,557	Gilead Sciences, Inc.	26,326,074

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
15,054	HCA Healthcare, Inc.	$1,912,009
152,770	Henry Schein, Inc.*	9,309,804
50,934	Hologic, Inc.*	2,400,010
42,210	Humana, Inc.	13,493,693
98,650	IDEXX Laboratories, Inc.*	25,107,412
29,581	Illumina, Inc.*	7,858,784
111,706	Incyte Corp.*	8,423,749
17,392	Intuitive Surgical, Inc.*	9,286,632
55,602	IQVIA Holdings, Inc.*	7,755,923
689,281	Johnson & Johnson	92,694,509
43,085	Laboratory Corp. of America Holdings*	7,569,604
144,659	McKesson Corp.	20,232,008
225,855	Medtronic PLC	22,736,823
557,396	Merck & Co., Inc.	42,674,238
31,203	Mettler-Toledo International, Inc.*	21,895,145
1,812,535	Mylan NV*	31,157,477
1,287,563	Pfizer, Inc.	43,030,355
57,203	Quest Diagnostics, Inc.	6,066,950
6,120	Regeneron Pharmaceuticals, Inc.*	2,720,768
94,157	ResMed, Inc.	14,967,197
65,520	STERIS PLC	10,392,782
103,642	Stryker Corp.	19,753,129
7,717	Teleflex, Inc.	2,585,349
107,417	Thermo Fisher Scientific, Inc.	31,236,864
218,503	UnitedHealth Group, Inc.	55,709,525
54,345	Universal Health Services, Inc., Class B	6,724,650
54,441	Varian Medical Systems, Inc.*	6,694,610
48,536	Veeva Systems, Inc., Class A*	6,890,656
59,699	Vertex Pharmaceuticals, Inc.*	13,374,367
38,107	Waters Corp.*	7,426,673
31,073	West Pharmaceutical Services, Inc.	4,678,351
31,952	Zimmer Biomet Holdings, Inc.	4,350,265
213,304	Zoetis, Inc.	28,418,492

		1,024,799,557

Industrials – 8.3%
136,641	3M Co.	20,392,303
100,934	AMETEK, Inc.	8,680,324
199,308	Arconic, Inc.	5,849,690
26,870	Boeing Co. (The)	7,392,206
60,462	Caterpillar, Inc.	7,511,799
241,888	C.H. Robinson Worldwide, Inc.	16,666,083
73,188	Cintas Corp.	19,522,167
107,185	Copart, Inc.*	9,054,989
15,919	CoStar Group, Inc.*	10,627,365
73,439	CSX Corp.	5,173,778
87,744	Cummins, Inc.	13,274,790
10,472	Deere & Co.	1,638,659
285,337	Delta Air Lines, Inc.	13,162,596
59,431	Dover Corp.	6,105,941
123,089	Eaton Corp. PLC	11,166,634
191,859	Emerson Electric Co.	12,300,080
58,589	Equifax, Inc.	8,321,982
67,023	Expeditors International of Washington, Inc.	4,719,760

Common Stocks – (continued)
Industrials – (continued)
637,878	Fastenal Co.	21,828,185
15,181	FedEx Corp.	2,143,102
130,079	Fortive Corp.	8,996,264
41,383	General Dynamics Corp.	6,608,451
334,381	General Electric Co.	3,638,065
133,583	Honeywell International, Inc.	21,663,155
9,467	Huntington Ingalls Industries, Inc.	1,945,752
39,379	IDEX Corp.	5,828,092
145,235	IHS Markit Ltd.	10,346,541
103,202	Illinois Tool Works, Inc.	17,315,232
121,349	Ingersoll-Rand PLC	15,658,875
78,219	Jacobs Engineering Group, Inc.	7,222,742
27,981	J.B. Hunt Transport Services, Inc.	2,698,488
184,134	Johnson Controls International PLC	6,733,780
20,756	Kansas City Southern	3,127,514
42,036	L3Harris Technologies, Inc.	8,311,778
48,425	Lennox International, Inc.	11,047,195
44,195	Lockheed Martin Corp.	16,346,405
209,953	Masco Corp.	8,675,258
25,444	Norfolk Southern Corp.	4,639,713
50,233	Northrop Grumman Corp.	16,518,620
41,938	PACCAR, Inc.	2,805,652
59,867	Parker-Hannifin Corp.	11,061,626
53,509	Raytheon Co.	10,089,657
130,797	Republic Services, Inc.	11,805,737
61,740	Rockwell Automation, Inc.	11,329,290
35,780	Roper Technologies, Inc.	12,583,826
254,001	Southwest Airlines Co.	11,732,306
27,141	Stanley Black & Decker, Inc.	3,900,162
22,132	Teledyne Technologies, Inc.*	7,465,566
504,624	Textron, Inc.	20,487,734
17,003	TransDigm Group, Inc.	9,484,443
22,567	TransUnion	2,006,658
57,385	Union Pacific Corp.	9,170,697
295,876	United Airlines Holdings, Inc.*	18,223,003
41,351	United Parcel Service, Inc., Class B	3,741,852
143,215	United Rentals, Inc.*	18,973,123
141,479	United Technologies Corp.	18,475,743
83,904	Verisk Analytics, Inc.	13,014,349
138,434	Waste Management, Inc.	15,339,872
28,085	Westinghouse Air Brake Technologies Corp.	1,929,439
69,069	W.W. Grainger, Inc.	19,169,410
69,773	Xylem, Inc.	5,396,244

		621,040,742

Information Technology – 24.4%
249,375	Accenture PLC, Class A	45,034,631
137,348	Adobe, Inc.*	47,401,542
606,131	Advanced Micro Devices, Inc.*	27,566,838
107,205	Akamai Technologies, Inc.*	9,274,305
87,560	Amphenol Corp., Class A	8,027,501
41,225	Analog Devices, Inc.	4,495,586
44,557	ANSYS, Inc.*	10,791,260
1,078,484	Apple, Inc.	294,814,386
303,057	Applied Materials, Inc.	17,613,673

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
24,292	Arista Networks, Inc.*	$4,691,271
96,541	Autodesk, Inc.*	18,427,746
90,278	Automatic Data Processing, Inc.	13,969,618
49,602	Broadcom, Inc.	13,522,497
104,431	Broadridge Financial Solutions, Inc.	10,898,419
371,161	Cadence Design Systems, Inc.*	24,548,589
129,795	CDW Corp.	14,825,185
980,344	Cisco Systems, Inc.	39,145,136
167,613	Citrix Systems, Inc.	17,329,508
199,039	Cognizant Technology Solutions Corp., Class A	12,127,446
80,945	Corning, Inc.	1,931,348
163,484	Fidelity National Information Services, Inc.	22,841,984
151,390	Fiserv, Inc.*	16,556,010
22,261	FleetCor Technologies, Inc.*	5,916,751
98,381	Fortinet, Inc.*	10,040,765
49,875	Gartner, Inc.*	6,453,326
155,813	Global Payments, Inc.	28,664,918
44,852	GoDaddy, Inc., Class A*	3,138,743
114,731	Hewlett Packard Enterprise Co.	1,467,409
650,482	HP, Inc.	13,523,521
1,292,474	Intel Corp.	71,758,156
250,499	International Business Machines Corp.	32,602,445
124,545	Intuit, Inc.	33,110,288
65,345	Jack Henry & Associates, Inc.	9,915,450
151,465	Juniper Networks, Inc.	3,214,087
79,904	Keysight Technologies, Inc.*	7,571,703
44,517	KLA Corp.	6,842,708
86,281	Lam Research Corp.	25,317,434
270,035	Leidos Holdings, Inc.	27,719,093
191,042	Mastercard, Inc., Class A	55,449,940
80,405	Maxim Integrated Products, Inc.	4,472,126
41,222	Microchip Technology, Inc.	3,739,248
377,410	Micron Technology, Inc.*	19,836,670
1,947,547	Microsoft Corp.	315,522,089
89,178	Motorola Solutions, Inc.	14,775,011
178,700	NetApp, Inc.	8,348,864
471,698	NortonLifeLock, Inc.	8,976,413
135,375	NVIDIA Corp.	36,560,726
47,626	Okta, Inc.*	6,098,986
671,048	Oracle Corp.	33,190,034
33,361	Palo Alto Networks, Inc.*	6,159,108
175,401	Paychex, Inc.	13,590,069
162,067	PayPal Holdings, Inc.*	17,501,615
116,878	Qorvo, Inc.*	11,755,589
148,805	QUALCOMM, Inc.	11,651,431
80,474	RingCentral, Inc., Class A*	18,971,746
176,165	salesforce.com, Inc.*	30,018,516
208,696	Seagate Technology PLC	10,006,973
69,544	ServiceNow, Inc.*	22,677,603
133,526	Skyworks Solutions, Inc.	13,376,635
38,605	Splunk, Inc.*	5,687,675
64,202	Square, Inc., Class A*	5,349,953
170,717	SS&C Technologies Holdings, Inc.	9,474,794

Common Stocks – (continued)
Information Technology – (continued)
144,505	Synopsys, Inc.*	19,931,575
89,663	TE Connectivity Ltd.	7,430,373
62,198	Teradyne, Inc.	3,654,754
295,879	Texas Instruments, Inc.	33,771,629
43,198	Trimble, Inc.*	1,705,457
103,102	VeriSign, Inc.*	19,563,605
344,558	Visa, Inc., Class A	62,626,862
49,269	VMware, Inc., Class A*	5,937,900
30,212	Western Digital Corp.	1,678,579
544,500	Western Union Co. (The)	12,191,355
29,546	Workday, Inc., Class A*	5,118,845
53,303	Xilinx, Inc.	4,450,267
8,102	Zebra Technologies Corp., Class A*	1,709,279

		1,826,053,570

Materials – 1.4%
60,562	Air Products & Chemicals, Inc.	13,300,021
13,670	Avery Dennison Corp.	1,565,078
141,352	Ball Corp.	9,959,662
72,833	Eastman Chemical Co.	4,479,958
70,126	Ecolab, Inc.	12,654,237
102,153	International Paper Co.	3,775,575
18,213	Martin Marietta Materials, Inc.	4,144,004
198,774	Newmont Corp.	8,871,284
145,304	Nucor Corp.	6,008,320
24,777	Packaging Corp. of America	2,245,292
51,223	PPG Industries, Inc.	5,350,242
26,655	Sherwin-Williams Co. (The)	13,773,971
35,102	Vulcan Materials Co.	4,221,366
451,579	Westrock Co.	15,015,002

		105,364,012

Real Estate – 4.4%
48,735	Alexandria Real Estate Equities, Inc. REIT	7,401,872
90,682	American Tower Corp. REIT	20,566,678
49,242	AvalonBay Communities, Inc. REIT	9,877,453
32,305	Boston Properties, Inc. REIT	4,165,407
109,200	Camden Property Trust REIT	11,573,016
301,825	CBRE Group, Inc., Class A*	16,944,455
107,377	Crown Castle International Corp. REIT	15,386,050
101,281	Digital Realty Trust, Inc. REIT	12,164,861
183,244	Duke Realty Corp. REIT	5,949,933
20,216	Equinix, Inc. REIT	11,579,725
153,432	Equity LifeStyle Properties, Inc. REIT	10,484,009
152,167	Equity Residential REIT	11,427,742
35,866	Essex Property Trust, Inc. REIT	10,162,990
91,040	Extra Space Storage, Inc. REIT	9,136,774
41,968	Federal Realty Investment Trust REIT	4,882,557
256,078	Healthpeak Properties, Inc. REIT	8,102,308
1,024,699	Host Hotels & Resorts, Inc. REIT	14,837,641
371,574	Invitation Homes, Inc. REIT	10,660,458
59,391	Iron Mountain, Inc. REIT	1,806,080

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
81,551	Mid-America Apartment Communities, Inc. REIT	$10,541,282
85,412	Omega Healthcare Investors, Inc. REIT	3,382,315
132,465	Prologis, Inc. REIT	11,164,150
40,957	Public Storage REIT	8,564,928
149,296	Realty Income Corp. REIT	10,807,537
61,658	Regency Centers Corp. REIT	3,541,636
44,158	SBA Communications Corp. REIT	11,705,844
49,358	Simon Property Group, Inc. REIT	6,074,983
87,966	Sun Communities, Inc. REIT	13,448,242
174,849	UDR, Inc. REIT	7,864,708
135,022	Ventas, Inc. REIT	7,260,133
718,912	VEREIT, Inc. REIT	6,225,778
215,704	VICI Properties, Inc. REIT	5,405,542
63,233	Vornado Realty Trust REIT	3,388,024
130,043	Welltower, Inc. REIT	9,729,817
101,263	Weyerhaeuser Co. REIT	2,630,813
131,696	W.P. Carey, Inc. REIT	10,194,587

		329,040,328

Utilities – 5.1%
371,405	AES Corp.	6,213,606
180,364	Alliant Energy Corp.	9,400,572
155,595	Ameren Corp.	12,292,005
163,305	American Electric Power Co., Inc.	14,576,604
101,514	American Water Works Co., Inc.	12,553,221
78,311	Atmos Energy Corp.	8,085,611
290,458	CenterPoint Energy, Inc.	6,686,343
184,989	CMS Energy Corp.	11,177,035
137,510	Consolidated Edison, Inc.	10,838,538
175,543	Dominion Energy, Inc.	13,723,952
95,007	DTE Energy Co.	10,609,432
158,450	Duke Energy Corp.	14,529,865
69,163	Edison International	4,647,062
113,855	Entergy Corp.	13,310,788
195,431	Essential Utilities, Inc.	8,405,487

Common Stocks – (continued)
Utilities – (continued)
172,630	Evergy, Inc.	11,281,371
166,474	Eversource Energy	14,393,342
302,860	Exelon Corp.	13,056,295
271,058	FirstEnergy Corp.	12,070,213
129,305	NextEra Energy, Inc.	32,683,132
215,111	NiSource, Inc.	5,812,299
291,978	NRG Energy, Inc.	9,696,589
69,309	Pinnacle West Capital Corp.	6,202,462
247,444	PPL Corp.	7,425,794
192,165	Public Service Enterprise Group, Inc.	9,859,986
86,301	Sempra Energy	12,063,154
290,309	Southern Co. (The)	17,523,051
291,728	UGI Corp.	10,513,877
1,932,963	Vistra Energy Corp.	37,170,879
149,363	WEC Energy Group, Inc.	13,790,686
215,807	Xcel Energy, Inc.	13,449,092

		384,042,343

TOTAL INVESTMENTS – 99.7%
(Cost $6,782,614,573)		$7,466,355,979

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		21,097,902

NET ASSETS – 100.0%		$7,487,453,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	115	03/20/20	$19,344,719	$(2,375,894)

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Communication Services – 2.3%
128	ATN International, Inc.	$6,899
959	Boston Omaha Corp., Class A*	18,662
3,127	Cargurus, Inc.*	79,707
2,990	Cars.com, Inc.*	27,149
6,271	Central European Media Enterprises Ltd., Class A (Czech Republic)*	27,781
1,675	Cogent Communications Holdings, Inc.	122,292
7,207	Consolidated Communications Holdings, Inc.	44,828
68	Daily Journal Corp.*(a)	17,000
8,940	DHI Group, Inc.*	20,383
819	Emerald Holding, Inc.	5,618
5,944	Entercom Communications Corp., Class A	20,626
6,352	Eros International PLC (India)*(a)	14,673
1,973	EverQuote, Inc., Class A*	80,143
2,614	EW Scripps Co. (The), Class A	31,107
2,727	Fluent, Inc.*	6,354
14,685	Frontier Communications Corp.*	7,945
23	Gaia, Inc.*	194
11,239	Gannett Co., Inc.	47,204
9,909	Glu Mobile, Inc.*	70,552
3,570	Gray Television, Inc.*	67,544
1,714	Hemisphere Media Group, Inc.*	21,648
3,865	IDT Corp., Class B*	29,760
937	IMAX Corp.*	14,598
3,169	Intelsat S.A.*(a)	12,232
1,632	Iridium Communications, Inc.*	44,178
12,434	Lee Enterprises, Inc.*	18,651
1,928	Liberty Latin America Ltd., Class A (Chile)*	29,209
3,252	Liberty Latin America Ltd., Class C (Chile)*	49,398
1,030	Liberty Media Corp.- Liberty Braves, Class A*	26,801
1,485	Liberty Media Corp.- Liberty Braves, Class C*	38,580
2,712	Liberty TripAdvisor Holdings, Inc., Class A*	11,811
3,411	Marchex, Inc., Class B*	8,834
1,036	Marcus Corp. (The)	27,682
8,946	Meet Group, Inc. (The)*	45,625
963	Meredith Corp.	25,375
3,990	MSG Networks, Inc., Class A*	50,434
4,720	National CineMedia, Inc.	36,297
2,236	Ooma, Inc.*	28,688
5,862	ORBCOMM, Inc.*	19,403
2,605	QuinStreet, Inc.*	33,552
1,603	Reading International, Inc., Class A*	13,353
133	Saga Communications, Inc., Class A	3,828
2,635	Scholastic Corp.	84,557
1,286	Shenandoah Telecommunications Co.	57,137
2,497	Spok Holdings, Inc.	24,870
3,153	TechTarget, Inc.*	72,929
7,252	TEGNA, Inc.	103,849
8,809	TrueCar, Inc.*	23,168
17,691	Vonage Holdings Corp.*	158,511
3,972	Yelp, Inc.*	124,204

		1,955,823

Common Stocks – (continued)
Consumer Discretionary – 11.1%
4,379	1-800-Flowers.com, Inc., Class A*	78,997
4,314	Aaron’s, Inc.	169,670
4,308	Abercrombie & Fitch Co., Class A	56,564
1,871	Acushnet Holdings Corp.	47,617
1,911	Adient PLC*	45,730
3,468	Adtalem Global Education, Inc.*	107,057
1,016	America’s Car-Mart, Inc.*	104,414
4,124	American Axle & Manufacturing Holdings, Inc.*	26,105
7,181	American Eagle Outfitters, Inc.	92,491
3,124	American Public Education, Inc.*	69,540
826	Asbury Automotive Group, Inc.*	73,217
606	Ascena Retail Group, Inc.*	2,303
6,091	Barnes & Noble Education, Inc.*	20,161
1,663	Bassett Furniture Industries, Inc.	16,414
7,095	BBX Capital Corp.	24,691
3,358	Beazer Homes USA, Inc.*	41,169
4,785	Bed Bath & Beyond, Inc.	51,726
2,173	Big Lots, Inc.	34,355
196	Biglari Holdings, Inc., Class B*	20,670
758	BJ’s Restaurants, Inc.	24,976
2,949	Bloomin’ Brands, Inc.	53,053
1,515	Boot Barn Holdings, Inc.*	46,465
3,276	Boyd Gaming Corp.	87,502
987	Brinker International, Inc.	33,903
2,187	Buckle, Inc. (The)	49,492
2,547	Caleres, Inc.	29,367
3,116	Callaway Golf Co.	52,910
1,707	Carriage Services, Inc.	36,103
1,910	Cato Corp. (The), Class A	30,885
238	Cavco Industries, Inc.*	48,009
3,729	Century Casinos, Inc.*	26,028
1,900	Cheesecake Factory, Inc. (The)	67,697
3,229	Chegg, Inc.*	126,609
9,992	Chico’s FAS, Inc.	40,068
960	Children’s Place, Inc. (The)(a)	55,296
1,025	Churchill Downs, Inc.	128,781
1,474	Citi Trends, Inc.	29,141
2,034	Clarus Corp.	23,513
1,858	Collectors Universe, Inc.	42,743
382	Container Store Group, Inc. (The)*	1,444
1,894	Cooper Tire & Rubber Co.	48,278
1,939	Core-Mark Holding Co., Inc.	44,616
580	Cracker Barrel Old Country Store, Inc.	83,131
4,647	Crocs, Inc.*	121,612
4,436	Dana, Inc.	63,790
924	Dave & Buster’s Entertainment, Inc.	30,501
1,654	Deckers Outdoor Corp.*	287,465
3,185	Del Taco Restaurants, Inc.*	20,384
700	Delta Apparel, Inc.*	13,832
5,812	Denny’s Corp.*	101,187
2,511	Designer Brands, Inc., Class A	33,924
575	Dillard’s, Inc., Class A(a)	32,367
402	Dine Brands Global, Inc.	32,904
1,779	Dorman Products, Inc.*	107,879
256	Drive Shack, Inc.*	732

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,270	Duluth Holdings, Inc., Class B*(a)	$15,572
2,585	El Pollo Loco Holdings, Inc.*	33,346
1,628	Eldorado Resorts, Inc.*	81,693
2,963	Ethan Allen Interiors, Inc.	39,112
3,614	Everi Holdings, Inc.*	37,586
7,652	Express, Inc.*	28,312
2,748	Fiesta Restaurant Group, Inc.*	26,546
7,679	Fossil Group, Inc.*	35,247
2,361	Fox Factory Holding Corp.*	149,687
5,620	GameStop Corp., Class A(a)	20,232
1,656	Genesco, Inc.*	56,983
2,159	Gentherm, Inc.*	88,044
1,501	G-III Apparel Group Ltd.*	33,562
1,750	Golden Entertainment, Inc.*	28,490
6,686	GoPro, Inc., Class A*(a)	25,373
706	Group 1 Automotive, Inc.	60,172
20,545	Groupon, Inc.*	27,530
1,868	Guess?, Inc.	30,262
2,531	Haverty Furniture Cos., Inc.	42,571
795	Helen of Troy Ltd.*	130,857
2,466	Hibbett Sports, Inc.*	48,136
5,758	Houghton Mifflin Harcourt Co.*	31,496
2,338	Hudson Ltd., Class A*	21,767
925	Installed Building Products, Inc.*	61,096
1,304	iRobot Corp.*(a)	62,579
2,951	J Alexander’s Holdings, Inc.*	24,228
1,267	Jack in the Box, Inc.	87,246
26,612	JC Penney Co., Inc.*(a)	18,362
846	Johnson Outdoors, Inc., Class A	52,799
5,718	K12, Inc.*	113,674
4,023	KB Home	131,110
905	Kontoor Brands, Inc.	30,535
1,494	Lands’ End, Inc.*	15,747
5,073	Laureate Education, Inc., Class A*	94,865
3,299	La-Z-Boy, Inc.	94,516
1,410	LCI Industries	136,136
2,377	Leaf Group Ltd.*	6,252
2,089	Lifetime Brands, Inc.	13,286
2,168	Lindblad Expeditions Holdings, Inc.*	25,799
2,949	Liquidity Services, Inc.*	11,560
805	Lithia Motors, Inc., Class A	95,924
2,326	Lumber Liquidators Holdings, Inc.*	22,795
1,618	M/I Homes, Inc.*	60,238
1,183	Malibu Boats, Inc., Class A*	51,981
1,456	Marine Products Corp.	18,316
1,188	Marriott Vacations Worldwide Corp.	114,975
3,171	MasterCraft Boat Holdings, Inc.*	51,275
1,421	MDC Holdings, Inc.	55,902
1,372	Meritage Homes Corp.*	87,067
3,628	Michaels Cos., Inc. (The)*	15,564
3,083	Modine Manufacturing Co.*	22,999
818	Monarch Casino & Resort, Inc.*	38,675
674	Monro, Inc.	37,825
1,293	Murphy USA, Inc.*	126,068
654	Nathan’s Famous, Inc.	38,913
871	National Vision Holdings, Inc.*	30,328

Common Stocks – (continued)
Consumer Discretionary – (continued)
20,469	Office Depot, Inc.	48,102
1,411	Oxford Industries, Inc.	85,210
1,792	Papa John’s International, Inc.	103,237
4,977	Penn National Gaming, Inc.*	147,170
9,501	Perdoceo Education Corp.*	141,850
1,417	PetMed Express, Inc.	37,409
1,694	PlayAGS, Inc.*	16,415
4,895	Potbelly Corp.*	24,475
2,392	Quotient Technology, Inc.*	21,408
1,448	RCI Hospitality Holdings, Inc.	29,177
1,133	Red Robin Gourmet Burgers, Inc.*	31,158
882	Red Rock Resorts, Inc., Class A	18,178
3,487	Regis Corp.*	44,494
5,671	Rent-A-Center, Inc.	120,736
1,006	RH*	182,488
4,456	RTW RetailWinds, Inc.*	1,248
2,755	Rubicon Project, Inc. (The)*	31,269
2,581	Ruth’s Hospitality Group, Inc.	49,375
5,332	Sally Beauty Holdings, Inc.*	66,330
1,003	Scientific Games Corp.*	18,295
2,040	SeaWorld Entertainment, Inc.*	55,508
387	Shake Shack, Inc., Class A*	23,003
2,147	Shoe Carnival, Inc.	64,217
1,407	Shutterstock, Inc.*	54,226
1,766	Signet Jewelers Ltd.	41,183
1,505	Skyline Champion Corp.*	38,347
2,253	Sleep Number Corp.*	99,245
4,671	Sonos, Inc.*	53,903
663	Stamps.com, Inc.*	93,556
1,777	Standard Motor Products, Inc.	78,188
3,805	Steven Madden Ltd.	124,424
1,737	Stitch Fix, Inc., Class A*(a)	41,740
4,540	Stoneridge, Inc.*	100,334
691	Strategic Education, Inc.	101,840
1,405	Sturm Ruger & Co., Inc.	67,496
5,857	Taylor Morrison Home Corp.*	131,900
1,956	Texas Roadhouse, Inc.	109,966
3,017	Tilly’s, Inc., Class A	19,611
1,204	TopBuild Corp.*	121,604
4,963	TRI Pointe Group, Inc.*	76,083
3,488	Tupperware Brands Corp.(a)	9,941
4,630	Vera Bradley, Inc.*	38,244
430	Visteon Corp.*	27,967
811	Weyco Group, Inc.	17,793
1,859	Wingstop, Inc.	156,993
497	Winmark Corp.	99,400
1,033	Winnebago Industries, Inc.	53,602
3,021	Wolverine World Wide, Inc.	79,422
5,065	WW International, Inc.*	151,950
589	YETI Holdings, Inc.*	17,817
4,362	ZAGG, Inc.*	29,313
2,992	Zumiez, Inc.*	79,378

		9,556,907

Consumer Staples – 3.0%
305	Alico, Inc.	9,934
3,004	BJ’s Wholesale Club Holdings, Inc.*	57,857

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
597	Boston Beer Co., Inc. (The), Class A*	$221,362
393	Calavo Growers, Inc.(a)	28,473
1,367	Cal-Maine Foods, Inc.	47,695
5,247	Celsius Holdings, Inc.*(a)	31,010
1,139	Central Garden & Pet Co.*	30,502
1,607	Central Garden & Pet Co., Class A*	40,673
1,550	Chefs’ Warehouse, Inc. (The)*	47,461
455	Coca-Cola Consolidated, Inc.	89,353
6,352	Darling Ingredients, Inc.*	163,246
1,633	Edgewell Personal Care Co.*	49,578
1,794	Farmer Brothers Co.*	22,156
1,861	Fresh Del Monte Produce, Inc.	51,029
2,962	Freshpet, Inc.*	196,855
6,665	Hostess Brands, Inc.*	84,712
1,900	Ingles Markets, Inc., Class A	67,963
849	Inter Parfums, Inc.	50,991
588	J&J Snack Foods Corp.	94,562
636	John B Sanfilippo & Son, Inc.	44,641
701	Lancaster Colony Corp.	101,259
2,248	Landec Corp.*	23,064
3,187	Lifevantage Corp.*	37,957
797	Medifast, Inc.(a)	66,239
419	MGP Ingredients, Inc.	12,050
1,213	National Beverage Corp.*(a)	51,298
1,653	Nature’s Sunshine Products, Inc.*	13,555
136	Oil-Dri Corp. of America	4,138
4,554	Performance Food Group Co.*	193,090
2,879	Rite Aid Corp.*	39,212
681	Sanderson Farms, Inc.	84,144
1,899	Simply Good Foods Co. (The)*	41,892
1,824	SpartanNash Co.	22,672
644	Tootsie Roll Industries, Inc.	20,660
1,164	Turning Point Brands, Inc.	30,439
3,034	United Natural Foods, Inc.*(a)	19,630
1,177	Universal Corp.	58,085
1,193	USANA Health Sciences, Inc.*	78,857
4,004	Vector Group Ltd.	46,526
1,827	Village Super Market, Inc., Class A	37,545
654	WD-40 Co.	112,808
1,042	Weis Markets, Inc.	38,815

		2,563,988

Energy – 1.4%
8,351	Abraxas Petroleum Corp.*	1,587
1,032	Arch Coal, Inc., Class A	51,961
2,553	Cactus, Inc., Class A	69,722
1,843	CONSOL Energy, Inc.*	10,487
1,328	CVR Energy, Inc.	37,742
3,035	Delek US Holdings, Inc.	64,888
18,211	Denbury Resources, Inc.*	13,702
3,300	DHT Holdings, Inc.	18,315
1,824	DMC Global, Inc.	65,773
3,736	Dorian LPG Ltd.*	41,544
2,701	Era Group, Inc.*	26,470
5,831	Evolution Petroleum Corp.	27,464
1,350	Exterran Corp.*	6,885

Common Stocks – (continued)
Energy – (continued)
958	Falcon Minerals Corp.	3,827
4,372	FTS International, Inc.*	4,044
3,125	Hallador Energy Co.	4,031
4,135	Helix Energy Solutions Group, Inc.*	27,746
4,841	Liberty Oilfield Services, Inc., Class A	32,386
1,595	Magnolia Oil & Gas Corp., Class A*	11,978
3,621	Matrix Service Co.*	43,742
11,018	Nabors Industries Ltd.	19,392
5,013	Newpark Resources, Inc.*	17,596
15,160	NexTier Oilfield Solutions, Inc.*	70,646
4,551	Nordic American Tankers Ltd.	14,654
27,388	Northern Oil and Gas, Inc.*(a)	39,713
1,829	Oceaneering International, Inc.*	19,278
1,844	Oil States International, Inc.*	14,586
3,901	Overseas Shipholding Group, Inc., Class A*	6,710
2,285	Par Pacific Holdings, Inc.*	37,908
1,377	Penn Virginia Corp.*	21,894
4,783	ProPetro Holding Corp.*	41,899
477	Renewable Energy Group, Inc.*	12,617
870	REX American Resources Corp.*	60,909
2,932	RigNet, Inc.*	10,321
7,711	RPC, Inc.	26,526
1,407	Scorpio Tankers, Inc. (Monaco)	27,830
550	SEACOR Holdings, Inc.*	20,515
2,552	Select Energy Services, Inc., Class A*	16,588
1,587	SFL Corp. Ltd. (Norway)	19,266
3,048	Solaris Oilfield Infrastructure, Inc., Class A	32,309
2,661	Teekay Tankers Ltd., Class A (Bermuda)*	44,039
15,611	W&T Offshore, Inc.*	40,589
1,791	World Fuel Services Corp.	50,649

		1,230,728

Financials – 19.6%
810	1st Constitution Bancorp	14,839
805	1st Source Corp.	33,850
324	ACNB Corp.	9,876
3,486	AG Mortgage Investment Trust, Inc. REIT	52,185
759	Allegiance Bancshares, Inc.	25,176
1,417	Ambac Financial Group, Inc.*	27,235
976	Amerant Bancorp, Inc.*	18,017
2,839	American Equity Investment Life Holding Co.	71,770
921	American National Bankshares, Inc.	28,450
1,061	Ameris Bancorp	36,265
1,356	AMERISAFE, Inc.	88,371
359	Ames National Corp.	9,287
6,631	Anworth Mortgage Asset Corp. REIT	21,683
5,623	Apollo Commercial Real Estate Finance, Inc. REIT	91,093
3,266	Ares Commercial Real Estate Corp. REIT	49,839
3,087	Ares Management Corp., Class A	106,779
1,242	Argo Group International Holdings Ltd.	69,875
1,595	ARMOUR Residential REIT, Inc. REIT	28,838
1,674	Arrow Financial Corp.	53,016

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,914	Artisan Partners Asset Management, Inc., Class A	$111,862
420	Associated Capital Group, Inc., Class A	17,283
1,834	Atlantic Capital Bancshares, Inc.*	33,250
2,941	Atlantic Union Bankshares Corp.	87,465
5,191	Axos Financial, Inc.*	129,308
2,464	B. Riley Financial, Inc.	58,298
4,060	Banc of California, Inc.	62,240
1,419	BancFirst Corp.	72,795
1,009	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	18,041
3,476	BancorpSouth Bank	85,058
528	Bank First Corp.	31,258
2,623	Bank of Commerce Holdings	27,423
837	Bank of Marin Bancorp	31,915
4,424	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	122,456
1,974	BankFinancial Corp.	22,385
980	Bankwell Financial Group, Inc.	27,901
1,300	Banner Corp.	59,332
811	Bar Harbor Bankshares	16,561
2,224	BCB Bancorp, Inc.	25,220
2,348	Berkshire Hills Bancorp, Inc.	57,315
3,982	Blackstone Mortgage Trust, Inc., Class A REIT	143,591
1,239	Blucora, Inc.*	21,559
4,244	Boston Private Financial Holdings, Inc.	41,400
1,224	Bridge Bancorp, Inc.	33,684
5,371	Brightsphere Investment Group, Inc.	50,219
3,314	Brookline Bancorp, Inc.	45,965
1,257	Bryn Mawr Bank Corp.	41,783
478	C&F Financial Corp.	21,749
4,235	Cadence BanCorp	59,798
354	Cambridge Bancorp	24,238
1,859	Camden National Corp.	76,238
1,528	Cannae Holdings, Inc.*	56,979
1,827	Capital City Bank Group, Inc.	48,690
3,410	Capitol Federal Financial, Inc.	41,619
1,284	Capstar Financial Holdings, Inc.	17,257
5,757	Capstead Mortgage Corp. REIT	40,875
1,164	Carolina Financial Corp.	37,714
3,624	Cathay General Bancorp	111,547
3,916	CenterState Bank Corp.	79,221
1,579	Central Pacific Financial Corp.	37,770
1,305	Central Valley Community Bancorp	22,446
481	Century Bancorp, Inc., Class A	34,776
559	Chemung Financial Corp.	20,068
2,140	Cherry Hill Mortgage Investment Corp. REIT	30,516
1,042	Citizens & Northern Corp.	23,643
1,352	City Holding Co.	94,532
2,280	Civista Bancshares, Inc.	43,639
1,091	CNB Financial Corp.	27,351
4,803	CNO Financial Group, Inc.	76,944
1,208	Codorus Valley Bancorp, Inc.	24,885
2,207	Cohen & Steers, Inc.	138,269

Common Stocks – (continued)
Financials – (continued)
1,066	Colony Bankcorp, Inc.	15,851
2,289	Colony Credit Real Estate, Inc. REIT	29,139
2,411	Columbia Banking System, Inc.	80,045
1,790	Community Bank System, Inc.	108,850
4,930	Community Bankers Trust Corp.	40,278
560	Community Financial Corp. (The)	17,774
1,123	Community Trust Bancorp, Inc.	43,438
1,480	ConnectOne Bancorp, Inc.	31,095
1,672	Cowen, Inc., Class A	25,030
2,096	Crawford & Co., Class A	15,594
3,139	Customers Bancorp, Inc.*	63,690
3,917	CVB Financial Corp.	72,621
387	Diamond Hill Investment Group, Inc.	49,045
1,940	Dime Community Bancshares, Inc.	32,553
1,645	Donegal Group, Inc., Class A	23,474
3,593	Donnelley Financial Solutions, Inc.*	31,259
1,694	Dynex Capital, Inc. REIT	28,967
1,925	Eagle Bancorp, Inc.	72,033
381	eHealth, Inc.*	44,710
1,751	Ellington Financial, Inc. REIT	28,944
2,647	Employers Holdings, Inc.	102,015
2,333	Encore Capital Group, Inc.*	86,694
2,723	Enova International, Inc.*	52,336
407	Enstar Group Ltd. (Bermuda)*	72,605
141	Enterprise Bancorp, Inc.	3,873
1,611	Enterprise Financial Services Corp.	61,653
819	Equity Bancshares, Inc., Class A*	21,441
532	Esquire Financial Holdings, Inc.*	12,188
1,511	ESSA Bancorp, Inc.	24,992
5,690	Essent Group Ltd.	248,312
869	Evans Bancorp, Inc.	34,126
3,354	EZCORP, Inc., Class A*	16,099
973	Farmers & Merchants Bancorp, Inc.	25,882
1,902	Farmers National Banc Corp.	28,587
1,313	FB Financial Corp.	42,764
591	FBL Financial Group, Inc., Class A	28,226
1,837	Federal Agricultural Mortgage Corp., Class C	137,885
5,237	Federated Hermes, Inc.	151,087
7,006	FGL Holdings	80,149
1,852	Financial Institutions, Inc.	49,837
10,200	First BanCorp. (Puerto Rico)	80,988
1,299	First Bancorp, Inc.	33,124
1,751	First Bancorp/Southern Pines NC	56,207
915	First Bancshares, Inc. (The)	27,304
1,148	First Bank/Hamilton NJ	11,193
2,097	First Busey Corp.	46,281
1,380	First Business Financial Services, Inc.	33,120
4,758	First Commonwealth Financial Corp.	56,144
886	First Community Bankshares, Inc.	23,178
2,773	First Defiance Financial Corp.	66,316
4,782	First Financial Bancorp	98,509
6,118	First Financial Bankshares, Inc.	175,831
894	First Financial Corp.	35,715
1,482	First Financial Northwest, Inc.	20,674
2,411	First Foundation, Inc.	34,899

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,102	First Guaranty Bancshares, Inc.	$18,822
1,082	First Internet Bancorp	26,282
1,350	First Interstate BancSystem, Inc., Class A	45,981
2,922	First Merchants Corp.	102,212
1,009	First Mid Bancshares, Inc.	28,424
2,944	First Midwest Bancorp, Inc.	53,434
1,960	First Northwest Bancorp	31,203
1,966	First of Long Island Corp. (The)	40,716
1,357	FirstCash, Inc.	104,380
2,730	Flagstar Bancorp, Inc.	87,032
3,270	Flushing Financial Corp.	59,367
1,078	Franklin Financial Network, Inc.	36,102
740	FS Bancorp, Inc.	35,365
6,789	Fulton Financial Corp.	98,101
16,765	Genworth Financial, Inc., Class A*	65,383
2,191	German American Bancorp, Inc.	65,401
3,181	Glacier Bancorp, Inc.	118,619
630	Global Indemnity Ltd. (Cayman Islands)	20,009
1,689	Granite Point Mortgage Trust, Inc. REIT	27,733
2,799	Great Ajax Corp. REIT	39,550
1,389	Great Southern Bancorp, Inc.	71,270
2,053	Great Western Bancorp, Inc.	55,164
1,652	Green Dot Corp., Class A*	56,432
1,637	Greenhill & Co., Inc.	23,933
3	Hallmark Financial Services, Inc.*	43
1,806	Hamilton Lane, Inc., Class A	112,225
3,647	Hancock Whitney Corp.	122,174
2,106	Hanmi Financial Corp.	32,854
3,233	HarborOne Bancorp, Inc.*	32,314
2,266	Health Insurance Innovations, Inc., Class A*	66,643
1,787	Heartland Financial USA, Inc.	76,573
3,944	Heritage Commerce Corp.	40,465
1,363	Heritage Financial Corp.	31,608
272	Heritage Insurance Holdings, Inc.	3,036
3,680	Hilltop Holdings, Inc.	76,654
268	Hingham Institution for Savings	49,033
817	Home Bancorp, Inc.	27,018
6,259	Home BancShares, Inc.	104,901
2,327	HomeStreet, Inc.	63,038
1,286	HomeTrust Bancshares, Inc.	30,555
4,996	Hope Bancorp, Inc.	61,001
1,758	Horace Mann Educators Corp.	68,439
2,039	Horizon Bancorp, Inc.	30,626
2,205	Houlihan Lokey, Inc.	112,940
1,019	Howard Bancorp, Inc.*	16,049
2,222	IBERIABANK Corp.	133,742
1,223	Independent Bank Corp.	82,589
2,316	Independent Bank Corp.	45,324
1,175	Independent Bank Group, Inc.	54,391
2,304	International Bancshares Corp.	78,566
1,175	INTL. FCStone, Inc.*	53,521
5,867	Invesco Mortgage Capital, Inc. REIT	94,341
1,364	Investar Holding Corp.	29,135
7,405	Investors Bancorp, Inc.	78,049
260	Investors Title Co.	42,630

Common Stocks – (continued)
Financials – (continued)
1,547	James River Group Holdings Ltd.	62,514
2,474	Kearny Financial Corp.	26,991
1,482	Kinsale Capital Group, Inc.	180,019
1,750	KKR Real Estate Finance Trust, Inc. REIT	34,370
4,746	Ladder Capital Corp. REIT	72,377
2,604	Lakeland Bancorp, Inc.	37,511
1,938	Lakeland Financial Corp.	79,206
256	LCNB Corp.	4,052
2,318	Live Oak Bancshares, Inc.	35,628
4,403	Macatawa Bank Corp.	42,445
1,481	Malvern Bancorp, Inc.*	28,317
489	Marlin Business Services Corp.	9,614
1,185	Mercantile Bank Corp.	33,998
2,060	Meridian Bancorp, Inc.	34,011
1,573	Meta Financial Group, Inc.	51,673
1,206	Midland States Bancorp, Inc.	28,727
996	MidWestOne Financial Group, Inc.	28,615
885	MMA Capital Holdings, Inc.*	26,718
2,392	Moelis & Co., Class A	76,448
11,634	Mr Cooper Group, Inc.*	149,264
365	MutualFirst Financial, Inc.	12,228
884	National Bank Holdings Corp., Class A	27,042
48	National Bankshares, Inc.	1,678
4,415	National General Holdings Corp.	85,960
176	National Western Life Group, Inc., Class A	42,052
1,890	NBT Bancorp, Inc.	63,674
1,122	Nelnet, Inc., Class A	59,578
11,661	New York Mortgage Trust, Inc. REIT	66,468
645	NI Holdings, Inc.*	9,107
970	Nicolet Bankshares, Inc.*	64,457
3,746	NMI Holdings, Inc., Class A*	87,432
1,685	Northeast Bank	29,993
1,069	Northrim BanCorp, Inc.	37,362
2,916	Northwest Bancshares, Inc.	40,503
1,025	Norwood Financial Corp.	31,652
1,533	OceanFirst Financial Corp.	31,335
3,586	OFG Bancorp (Puerto Rico)	60,030
940	Ohio Valley Banc Corp.	26,132
5,892	Old National Bancorp	92,858
2,512	Old Second Bancorp, Inc.	26,728
1,336	On Deck Capital, Inc.*	4,663
1,019	Oppenheimer Holdings, Inc., Class A	24,181
1,468	Opus Bank	34,748
3,637	Orchid Island Capital, Inc. REIT	20,840
2,061	Pacific Mercantile Bancorp*	13,458
1,457	Pacific Premier Bancorp, Inc.	37,634
923	Park National Corp.	80,596
1,611	Parke Bancorp, Inc.	29,804
1,484	PCSB Financial Corp.	27,246
1,627	Peapack Gladstone Financial Corp.	44,661
1,042	Penns Woods Bancorp, Inc.	31,427
3,683	PennyMac Financial Services, Inc.	129,863
4,358	PennyMac Mortgage Investment Trust REIT	90,211
1,066	Peoples Bancorp of North Carolina, Inc.	27,108

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,744	Peoples Bancorp, Inc.	$49,791
851	Peoples Financial Services Corp.	37,376
1,613	People’s Utah Bancorp	38,664
547	Piper Sandler Cos.	38,334
864	PJT Partners, Inc., Class A	38,837
1,722	PRA Group, Inc.*	66,848
1,730	Preferred Bank	88,455
2,191	Premier Financial Bancorp, Inc.	36,480
1,089	ProAssurance Corp.	29,566
1,194	Protective Insurance Corp., Class B	17,026
2,834	Provident Financial Services, Inc.	56,623
1,864	Prudential Bancorp, Inc.	30,626
3,884	Pzena Investment Management, Inc., Class A	25,363
1,187	QCR Holdings, Inc.	45,177
11,451	Radian Group, Inc.	243,219
2,408	Ready Capital Corp. REIT	34,916
4,829	Redwood Trust, Inc. REIT	82,479
1,410	Regional Management Corp.*	36,167
967	Reliant Bancorp, Inc.	19,195
1,867	Renasant Corp.	52,892
1,279	Republic Bancorp, Inc., Class A	45,711
4,552	Riverview Bancorp, Inc.	29,360
1,674	RLI Corp.	134,556
2,246	S&T Bancorp, Inc.	73,826
1,054	Safety Insurance Group, Inc.	82,992
1,908	Sandy Spring Bancorp, Inc.	58,690
225	SB One Bancorp	4,932
1,835	Seacoast Banking Corp. of Florida*	45,692
2,888	Selective Insurance Group, Inc.	161,093
3,524	ServisFirst Bancshares, Inc.	121,754
1,981	Shore Bancshares, Inc.	30,824
1,513	Sierra Bancorp	36,040
3,102	Simmons First National Corp., Class A	66,321
1,003	SmartFinancial, Inc.	19,047
1,158	South State Corp.	78,883
1,297	Southern First Bancshares, Inc.*	49,442
1,394	Southern Missouri Bancorp, Inc.	45,751
1,997	Southern National Bancorp of Virginia, Inc.	28,337
1,396	Southside Bancshares, Inc.	44,979
761	State Auto Financial Corp.	19,010
1,440	Stewart Information Services Corp.	52,099
2,534	Stifel Financial Corp.	137,951
2,157	Stock Yards Bancorp, Inc.	75,366
785	Summit Financial Group, Inc.	17,207
1,342	Territorial Bancorp, Inc.	34,114
400	Third Point Reinsurance Ltd. (Bermuda)*	3,568
1,430	Timberland Bancorp, Inc.	33,248
785	Tompkins Financial Corp.	62,392
2,921	Towne Bank/Portsmouth VA	67,358
2,235	TPG RE Finance Trust, Inc. REIT	42,957
1,912	TriCo Bancshares	64,664
2,529	TriState Capital Holdings, Inc.*	50,251
1,448	Triumph Bancorp, Inc.*	49,044
6,095	TrustCo Bank Corp.	41,812

Common Stocks – (continued)
Financials – (continued)
2,699	Trustmark Corp.	72,603
1,588	UMB Financial Corp.	92,342
3,179	United Bankshares, Inc.	91,810
3,813	United Community Banks, Inc.	94,448
702	United Fire Group, Inc.	26,915
1,443	United Security Bancshares	12,496
1,773	Unity Bancorp, Inc.	30,371
4,580	Universal Insurance Holdings, Inc.	94,760
1,449	Univest Financial Corp.	33,907
15,780	Valley National Bancorp	146,754
2,133	Veritex Holdings, Inc.	51,341
438	Virtus Investment Partners, Inc.	48,355
5,629	Waddell & Reed Financial, Inc., Class A	77,455
3,380	Walker & Dunlop, Inc.	219,193
3,769	Washington Federal, Inc.	113,032
1,432	Washington Trust Bancorp, Inc.	61,461
2,637	Waterstone Financial, Inc.	43,853
2,943	WesBanco, Inc.	90,085
2,282	West Bancorporation, Inc.	46,667
1,101	Westamerica Bancorporation	63,660
5,653	Western Asset Mortgage Capital Corp. REIT	56,643
3,292	Western New England Bancorp, Inc.	29,101
622	World Acceptance Corp.*	48,578
1,517	WSFS Financial Corp.	52,276

		16,809,409

Health Care – 14.7%
3,077	ACADIA Pharmaceuticals, Inc.*	131,511
452	Acceleron Pharma, Inc.*	38,840
1,398	Accuray, Inc.*	4,145
2,547	Acorda Therapeutics, Inc.*	3,668
764	Addus HomeCare Corp.*	58,270
13,984	Affimed NV (Germany)*	33,002
947	Alector, Inc.*	26,024
8,007	Allscripts Healthcare Solutions, Inc.*	60,373
6,940	Alphatec Holdings, Inc.*	40,599
7,783	AMAG Pharmaceuticals, Inc.*	60,318
2,079	Amedisys, Inc.*	361,767
3,263	American Renal Associates Holdings, Inc.*	26,267
2,811	AMN Healthcare Services, Inc.*	206,890
13,582	Amneal Pharmaceuticals, Inc.*	52,291
2,589	Amphastar Pharmaceuticals, Inc.*	39,845
3,922	AngioDynamics, Inc.*	45,064
1,565	ANI Pharmaceuticals, Inc.*	75,136
1,428	Anika Therapeutics, Inc.*	59,633
6,011	Antares Pharma, Inc.*	18,634
788	Apellis Pharmaceuticals, Inc.*	27,281
2,914	Apyx Medical Corp.*	17,630
4,981	Arena Pharmaceuticals, Inc.*	222,153
2,807	Arrowhead Pharmaceuticals, Inc.*	99,256
4,587	Assertio Therapeutics, Inc.*	4,954
2,412	AtriCure, Inc.*	92,669
72	Atrion Corp.	44,374
773	Axsome Therapeutics, Inc.*	60,294

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
457	Baudax Bio, Inc.*(a)	$3,190
18,962	BioDelivery Sciences International, Inc.*	92,155
456	Biohaven Pharmaceutical Holding Co. Ltd.*	20,137
631	BioSpecifics Technologies Corp.*	34,825
1,312	BioTelemetry, Inc.*	56,049
681	Blueprint Medicines Corp.*	36,863
5,293	Brookdale Senior Living, Inc.*	34,775
3,399	Cardiovascular Systems, Inc.*	127,870
16,850	Catalyst Pharmaceuticals, Inc.*	70,938
1,642	Catasys, Inc.*(a)	24,827
583	Cellular Biomedicine Group, Inc.*	9,305
497	CEL-SCI Corp.*(a)	5,452
831	ChemoCentryx, Inc.*	37,187
249	Chiasma, Inc.*	1,108
1,372	Codexis, Inc.*	15,984
7,461	Collegium Pharmaceutical, Inc.*	177,199
2,475	Computer Programs & Systems, Inc.	66,280
14,071	Conformis, Inc.*	10,964
1,052	CONMED Corp.	99,561
13,938	Corcept Therapeutics, Inc.*	175,898
1,622	CorMedix, Inc.*(a)	8,434
918	CorVel Corp.*	63,287
7,489	Cross Country Healthcare, Inc.*	70,996
1,183	CryoLife, Inc.*	30,320
3,042	Cutera, Inc.*	75,381
2,884	Dicerna Pharmaceuticals, Inc.*	56,930
2,114	Eagle Pharmaceuticals, Inc.*	97,033
667	Eidos Therapeutics, Inc.*	33,737
2,798	Emergent BioSolutions, Inc.*	164,187
804	Enanta Pharmaceuticals, Inc.*	40,908
19,777	Endo International PLC*	109,169
2,078	Ensign Group, Inc. (The)	92,471
9,464	Enzo Biochem, Inc.*	20,158
567	Esperion Therapeutics, Inc.*	28,628
993	Fate Therapeutics, Inc.*	28,996
1,034	FibroGen, Inc.*	43,221
575	Five Star Senior Living, Inc.*	2,725
439	Fluidigm Corp.*	1,457
2,298	Glaukos Corp.*	101,066
1,072	Global Blood Therapeutics, Inc.*	68,565
3,275	Globus Medical, Inc., Class A*	148,128
2,322	Haemonetics Corp.*	251,542
2,184	Halozyme Therapeutics, Inc.*	42,741
1,510	Hanger, Inc.*	34,836
1,725	HealthEquity, Inc.*	122,458
375	Heska Corp.*	35,801
2,372	HMS Holdings Corp.*	54,485
439	Homology Medicines, Inc.*	7,024
3,248	Immunomedics, Inc.*	51,968
12,740	Innoviva, Inc.*	171,608
882	Inogen, Inc.*	40,378
1,278	Inovalon Holdings, Inc., Class A*	24,895
307	Inspire Medical Systems, Inc.*	26,362
1,436	Integer Holdings Corp.*	129,484
5,992	Intersect ENT, Inc.*	142,969

Common Stocks – (continued)
Health Care – (continued)
1,472	Invitae Corp.*(a)	29,999
1,513	Iovance Biotherapeutics, Inc.*	49,793
1,445	iRhythm Technologies, Inc.*	125,672
3,550	Ironwood Pharmaceuticals, Inc.*	42,742
3,033	Joint Corp. (The)*	44,979
100	KalVista Pharmaceuticals, Inc.*	1,345
415	Kindred Biosciences, Inc.*	4,511
440	Krystal Biotech, Inc.*	23,518
6,833	Lannett Co., Inc.*	59,447
4,872	Lantheus Holdings, Inc.*	75,760
2,287	LeMaitre Vascular, Inc.	65,179
1,418	LHC Group, Inc.*	172,230
669	Ligand Pharmaceuticals, Inc.*	62,618
1,766	LivaNova PLC*	123,126
7,007	Luminex Corp.	173,493
1,384	Magellan Health, Inc.*	83,054
19,512	Mallinckrodt PLC*(a)	83,511
1,562	Medpace Holdings, Inc.*	140,486
4,171	Meridian Bioscience, Inc.*	33,326
1,680	Merit Medical Systems, Inc.*	60,497
188	Mesa Laboratories, Inc.	44,987
428	Mirati Therapeutics, Inc.*	38,302
1,708	Misonix, Inc.*	23,656
940	MyoKardia, Inc.*	59,587
7,945	Myriad Genetics, Inc.*	139,991
5,777	NanoString Technologies, Inc.*	206,008
3,751	Natera, Inc.*	142,182
825	National HealthCare Corp.	61,223
1,761	National Research Corp.	96,837
2,593	Natus Medical, Inc.*	69,700
1,447	Neogen Corp.*	87,905
5,884	NeoGenomics, Inc.*	166,694
1,264	Nevro Corp.*	164,510
6,948	NextGen Healthcare, Inc.*	90,880
3,002	Novocure Ltd.*	218,396
2,383	NuVasive, Inc.*	156,825
1,529	Omnicell, Inc.*	124,568
17,189	OPKO Health, Inc.*	25,783
2,787	OptimizeRx Corp.*	23,271
2,041	Option Care Health, Inc.*	30,105
4,074	OraSure Technologies, Inc.*	24,566
2,302	Orthofix Medical, Inc.*	81,353
49	OrthoPediatrics Corp.*	2,275
11,839	Owens & Minor, Inc.	80,860
3,029	Pacira BioSciences, Inc.*	131,398
19,856	Palatin Technologies, Inc.*	10,140
4,176	Patterson Cos., Inc.	99,347
17,180	PDL BioPharma, Inc.*	58,412
1,040	Pennant Group, Inc. (The)*	28,257
4,034	Phibro Animal Health Corp., Class A	101,858
6,678	Pieris Pharmaceuticals, Inc.*	20,769
3,842	Prestige Consumer Healthcare, Inc.*	143,537
846	Providence Service Corp. (The)*	52,266
717	PTC Therapeutics, Inc.*	39,320
7,142	Puma Biotechnology, Inc.*	76,812
1,204	Quidel Corp.*	92,997

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,037	R1 RCM, Inc.*	$37,294
4,558	Radius Health, Inc.*	95,991
5,544	RadNet, Inc.*	113,264
361	Reata Pharmaceuticals, Inc., Class A*	70,305
2,210	Recro Pharma, Inc.*	31,691
1,262	Repligen Corp.*	108,027
2,725	SeaSpine Holdings Corp.*	38,504
5,768	Select Medical Holdings Corp.*	138,086
962	Silk Road Medical, Inc.*	38,336
2,511	Simulations Plus, Inc.	81,758
3,428	STAAR Surgical Co.*	107,571
5,559	Supernus Pharmaceuticals, Inc.*	100,006
5,579	Surgery Partners, Inc.*	91,607
992	Surmodics, Inc.*	34,631
3,284	Syneos Health, Inc.*	208,041
2,136	Tactile Systems Technology, Inc.*	107,676
2,308	Tandem Diabetes Care, Inc.*	172,315
1,229	Teladoc Health, Inc.*	153,576
3,840	Tenet Healthcare Corp.*	100,915
3,453	Tivity Health, Inc.*(a)	43,750
2,489	Triple-S Management Corp., Class B (Puerto Rico)*	37,310
596	Ultragenyx Pharmaceutical, Inc.*	33,424
565	US Physical Therapy, Inc.	58,884
258	Utah Medical Products, Inc.	22,549
12,091	Vanda Pharmaceuticals, Inc.*	133,364
1,632	Varex Imaging Corp.*	37,895
5,016	Veracyte, Inc.*	123,845
8,641	Vericel Corp.*	133,417
1,454	Vocera Communications, Inc.*	35,463
3,085	Voyager Therapeutics, Inc.*	33,626
2,115	Wright Medical Group NV*	63,979
2,470	XBiotech, Inc.*	30,282
1,684	Xencor, Inc.*	54,713
672	Zogenix, Inc.*	16,854
3,614	Zynex, Inc.*	47,054

		12,640,669

Industrials – 16.3%
3,047	AAON, Inc.	167,615
1,463	AAR Corp.	50,547
2,647	ABM Industries, Inc.	87,139
2,391	Acacia Research Corp.*	5,499
4,696	ACCO Brands Corp.	37,615
1,835	Advanced Disposal Services, Inc.*	60,665
2,470	Advanced Drainage Systems, Inc.	103,394
1,789	Aegion Corp.*	32,220
2,659	Aerojet Rocketdyne Holdings, Inc.*	131,036
519	AeroVironment, Inc.*	26,671
963	Aircastle Ltd.	30,672
758	Alamo Group, Inc.	83,964
913	Albany International Corp., Class A	58,496
385	Allegiant Travel Co.	52,183
1,524	Allied Motion Technologies, Inc.	58,735
2,155	Altra Industrial Motion Corp.	64,909
2,886	American Superconductor Corp.*	19,769

Common Stocks – (continued)
Industrials – (continued)
587	American Woodmark Corp.*	49,173
2,200	Apogee Enterprises, Inc.	66,418
2,877	Applied Industrial Technologies, Inc.	169,714
2,327	ArcBest Corp.	46,098
2,088	Arcosa, Inc.	89,700
45	Argan, Inc.	1,878
2,600	ASGN, Inc.*	131,846
1,190	Astec Industries, Inc.	44,684
898	Astronics Corp.*	18,202
3,192	Atkore International Group, Inc.*	117,817
693	Atlas Air Worldwide Holdings, Inc.*	18,517
780	Avis Budget Group, Inc.*	25,252
2,874	Axon Enterprise, Inc.*	222,361
1,082	AZZ, Inc.	39,915
1,824	Barnes Group, Inc.	97,949
755	Barrett Business Services, Inc.	45,224
3,106	Beacon Roofing Supply, Inc.*	92,248
2,087	BG Staffing, Inc.	32,182
4,484	Bloom Energy Corp., Class A*(a)	40,670
2,717	Blue Bird Corp.*	48,580
1,859	BlueLinx Holdings, Inc.*(a)	21,843
7,278	BMC Stock Holdings, Inc.*	178,529
3,009	Brady Corp., Class A	142,446
1,333	BrightView Holdings, Inc.*	18,662
1,442	Brink’s Co. (The)	112,894
9,499	Builders FirstSource, Inc.*	215,722
2,675	Caesarstone Ltd.	28,917
1,818	Casella Waste Systems, Inc., Class A*	88,082
3,907	CBIZ, Inc.*	101,738
1,216	Chart Industries, Inc.*	69,215
1,461	Cimpress PLC (Ireland)*	170,075
594	CIRCOR International, Inc.*	21,372
1,769	Columbus McKinnon Corp.	54,998
2,886	Comfort Systems USA, Inc.	121,847
3,809	Commercial Vehicle Group, Inc.*	16,607
10,679	Cornerstone Building Brands, Inc.*	78,491
2,527	Costamare, Inc. (Monaco)	16,501
2,425	Covanta Holding Corp.	32,398
1,668	Covenant Transportation Group, Inc., Class A*	20,183
978	CRA International, Inc.	45,487
1,463	CSW Industrials, Inc.	96,324
925	Cubic Corp.	50,357
3,152	Deluxe Corp.	104,962
715	Douglas Dynamics, Inc.	31,124
1,003	Ducommun, Inc.*	44,784
2,830	DXP Enterprises, Inc.*	80,344
1,252	Eastern Co. (The)	31,888
5,679	Echo Global Logistics, Inc.*	104,778
2,665	EMCOR Group, Inc.	204,992
1,026	Encore Wire Corp.	50,243
1,723	Enerpac Tool Group Corp.	36,821
1,636	EnerSys	100,745
134	Ennis, Inc.	2,693
946	EnPro Industries, Inc.	51,037
1,260	ESCO Technologies, Inc.	114,559

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
677	EVI Industries, Inc.*	$14,941
1,347	Evoqua Water Technologies Corp.*	28,247
1,235	Exponent, Inc.	90,958
1,863	Federal Signal Corp.	54,027
1,303	Forrester Research, Inc.*	46,986
2,367	Forward Air Corp.	139,677
2,829	Foundation Building Materials, Inc.*	44,132
2,229	Franklin Covey Co.*	70,102
2,513	Franklin Electric Co., Inc.	129,897
1,665	FTI Consulting, Inc.*	187,462
753	GATX Corp.	53,862
740	Gencor Industries, Inc.*	7,437
2,270	Generac Holdings, Inc.*	233,787
1,070	General Finance Corp.*	8,335
1,450	Gibraltar Industries, Inc.*	73,471
4,568	GMS, Inc.*	104,379
836	Gorman-Rupp Co. (The)	26,744
3,877	Great Lakes Dredge & Dock Corp.*	37,607
2,043	H&E Equipment Services, Inc.	48,542
1,851	Hawaiian Holdings, Inc.	38,649
2,553	Healthcare Services Group, Inc.	70,310
1,108	Heartland Express, Inc.	19,844
858	Heidrick & Struggles International, Inc.	19,133
1,455	Heritage-Crystal Clean, Inc.*	38,310
4,189	Herman Miller, Inc.	143,431
3,505	Hillenbrand, Inc.	82,017
3,367	HNI Corp.	110,539
2,573	Hub Group, Inc., Class A*	118,950
1,027	Hurco Cos, Inc.	28,941
1,268	Huron Consulting Group, Inc.*	75,243
550	Hyster-Yale Materials Handling, Inc.	26,477
1,378	ICF International, Inc.	104,700
1,915	IES Holdings, Inc.*	44,639
5,086	InnerWorkings, Inc.*	15,970
1,913	Insperity, Inc.	128,688
3,737	Interface, Inc.	54,523
2,037	JELD-WEN Holding, Inc.*	38,296
1,290	John Bean Technologies Corp.	124,949
934	Kadant, Inc.	84,826
1,258	Kaman Corp.	69,769
3,041	Kelly Services, Inc., Class A	50,511
2,797	Kennametal, Inc.	77,757
4,347	Kforce, Inc.	132,410
6,839	Kimball International, Inc., Class B	110,655
3,195	Knoll, Inc.	56,360
2,229	Korn Ferry	77,970
2,187	Kratos Defense & Security Solutions, Inc.*	35,561
969	Lawson Products, Inc.*	38,760
1,910	LB Foster Co., Class A*	30,102
281	Lindsay Corp.	27,827
1,159	Luxfer Holdings PLC (United Kingdom)	17,976
1,386	Lydall, Inc.*	16,507
1,099	Marten Transport Ltd.	21,474
1,042	Masonite International Corp.*	76,587
2,199	MasTec, Inc.*	107,927
659	Matson, Inc.	21,885

Common Stocks – (continued)
Industrials – (continued)
1,170	Matthews International Corp., Class A	34,585
2,111	Maxar Technologies, Inc.	32,108
547	McGrath RentCorp	37,989
943	Mercury Systems, Inc.*	69,273
3,437	Meritor, Inc.*	77,986
1,506	Mistras Group, Inc.*	11,822
978	Mobile Mini, Inc.	38,132
967	Moog, Inc., Class A	74,575
2,992	MRC Global, Inc.*	26,030
1,449	MSA Safety, Inc.	176,300
2,344	Mueller Industries, Inc.	65,585
2,754	Mueller Water Products, Inc., Class A	30,156
821	MYR Group, Inc.*	20,944
229	National Presto Industries, Inc.	17,995
1,441	Navistar International Corp.*	52,323
1,174	Northwest Pipe Co.*	37,040
7,895	NOW, Inc.*	69,713
1,709	NV5 Global, Inc.*	91,483
669	Omega Flex, Inc.	52,383
442	PAM Transportation Services, Inc.*	17,508
679	Park-Ohio Holdings Corp.	16,649
2,386	Parsons Corp.*	93,269
1,306	Patrick Industries, Inc.	68,996
4,466	PGT Innovations, Inc.*	67,749
2,206	PICO Holdings, Inc.*	20,935
5,945	Pitney Bowes, Inc.	20,332
8,683	Plug Power, Inc.*(a)	37,684
1,157	Powell Industries, Inc.	38,679
700	Preformed Line Products Co.	34,160
1,058	Primoris Services Corp.	20,081
1,327	Proto Labs, Inc.*	116,298
4,903	Quad/Graphics, Inc.	23,534
2,147	Quanex Building Products Corp.	36,070
8,598	Radiant Logistics, Inc.*	37,831
2,427	Raven Industries, Inc.	69,679
622	RBC Bearings, Inc.*	106,480
5,424	Resources Connection, Inc.	67,963
3,451	Rexnord Corp.	100,631
1,808	Rush Enterprises, Inc., Class A	75,791
1,020	Rush Enterprises, Inc., Class B	42,748
666	Safe Bulkers, Inc. (Greece)*	879
784	Saia, Inc.*	68,451
2,408	Simpson Manufacturing Co., Inc.	191,267
2,706	SiteOne Landscape Supply, Inc.*	268,570
1,498	SkyWest, Inc.	68,009
1,592	SP Plus Corp.*	58,124
1,070	Spirit Airlines, Inc.*	30,441
1,736	SPX Corp.*	72,790
1,803	SPX FLOW, Inc.*	66,314
512	Standex International Corp.	32,476
6,472	Steelcase, Inc., Class A	104,976
1,724	Sterling Construction Co., Inc.*	23,550
2,638	Systemax, Inc.	55,029
1,777	Team, Inc.*	22,621
1,522	Tennant Co.	108,884
653	Terex Corp.	14,373

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,110	Tetra Tech, Inc.	$170,636
2,233	Titan Machinery, Inc.*	22,576
1,585	Transcat, Inc.*	45,791
3,402	Trex Co., Inc.*	325,401
2,063	TriMas Corp.*	52,297
1,505	TriNet Group, Inc.*	79,554
1,877	Triton International Ltd. (Bermuda)	64,512
973	Triumph Group, Inc.	18,487
4,858	TrueBlue, Inc.*	72,287
2,519	Tutor Perini Corp.*	36,526
1,959	Twin Disc, Inc.*	15,790
607	UniFirst Corp.	112,787
3,238	Universal Forest Products, Inc.	151,733
1,461	Vectrus, Inc.*	76,103
2,642	Veritiv Corp.*	31,810
990	Viad Corp.	49,698
2,506	Vicor Corp.*	108,359
3,409	Wabash National Corp.	37,431
1,637	Watts Water Technologies, Inc., Class A	153,731
2,550	Welbilt, Inc.*	33,711
866	Werner Enterprises, Inc.	29,098
1,758	Willdan Group, Inc.*	54,059
346	Willis Lease Finance Corp.*	19,618
1,116	WillScot Corp.*	19,575

		13,968,094

Information Technology – 14.9%
4,555	3D Systems Corp.*	41,724
5,286	8x8, Inc.*	97,791
9,984	A10 Networks, Inc.*	66,993
700	Acacia Communications, Inc.*	47,957
3,462	ACI Worldwide, Inc.*	96,486
4,240	Adesto Technologies Corp.*	51,982
3,022	ADTRAN, Inc.	24,312
1,477	Advanced Energy Industries, Inc.*	87,845
2,304	Agilysys, Inc.*	74,028
2,075	Airgain, Inc.*	16,372
1,847	Alarm.com Holdings, Inc.*	89,118
1,716	Altair Engineering, Inc., Class A*(a)	59,717
1,142	Ambarella, Inc.*	67,892
2,567	American Software, Inc., Class A	42,227
8,374	Amkor Technology, Inc.*	87,383
1,721	Anixter International, Inc.*	167,815
1,558	Appfolio, Inc., Class A*	191,587
1,974	Appian Corp.*(a)	87,152
1,416	AstroNova, Inc.	15,378
5,974	Avaya Holdings Corp.*	77,423
6,311	Avid Technology, Inc.*	46,638
1,965	AVX Corp.	42,719
1,712	Axcelis Technologies, Inc.*	41,071
1,705	Badger Meter, Inc.	102,658
1,122	Bel Fuse, Inc., Class B	12,836
1,285	Belden, Inc.	51,310
2,920	Benchmark Electronics, Inc.	79,366
1,900	Benefitfocus, Inc.*	23,712
1,374	Blackbaud, Inc.	93,157

Common Stocks – (continued)
Information Technology – (continued)
1,018	Blackline, Inc.*	63,696
1,267	Bottomline Technologies DE, Inc.*	56,103
6,281	Box, Inc., Class A*	105,207
6,581	Brightcove, Inc.*	51,200
1,633	Brooks Automation, Inc.	56,355
804	Cabot Microelectronics Corp.	111,981
502	CalAmp Corp.*	4,829
7,864	Calix, Inc.*	70,776
2,329	Cardtronics PLC, Class A*	84,473
1,921	Casa Systems, Inc.*	6,301
629	Cass Information Systems, Inc.	29,532
4,401	ChannelAdvisor Corp.*	41,898
4,353	Cirrus Logic, Inc.*	298,790
2,485	Clearfield, Inc.*	26,639
5,714	Cloudera, Inc.*	50,855
2,430	Cohu, Inc.	49,742
2,396	CommVault Systems, Inc.*	99,913
1,487	Comtech Telecommunications Corp.	41,666
8,682	Conduent, Inc.*	28,390
2,121	Cornerstone OnDemand, Inc.*	87,025
2,305	CSG Systems International, Inc.	101,996
1,409	CTS Corp.	36,733
5,415	Daktronics, Inc.	26,642
2,349	Diebold Nixdorf, Inc.*	16,490
3,152	Digi International, Inc.*	41,732
64	Digimarc Corp.*	1,280
7,807	Digital Turbine, Inc.*	47,857
2,853	Diodes, Inc.*	125,561
1,485	Domo, Inc., Class B*	31,319
1,277	DSP Group, Inc.*	17,380
1,561	Ebix, Inc.	41,273
4,060	eGain Corp.*	32,805
4,590	Enphase Energy, Inc.*	224,772
967	Envestnet, Inc.*	72,989
903	ePlus, Inc.*	68,411
974	Everbridge, Inc.*	102,913
3,235	EVERTEC, Inc. (Puerto Rico)	96,015
1,433	ExlService Holdings, Inc.*	106,973
15,832	Extreme Networks, Inc.*	79,635
1,560	Fabrinet (Thailand)*	85,987
1,185	FARO Technologies, Inc.*	67,829
12,966	Fitbit, Inc., Class A*	82,853
3,001	Five9, Inc.*	219,163
2,211	ForeScout Technologies, Inc.*	71,946
3,858	FormFactor, Inc.*	86,303
2,938	GTT Communications, Inc.*(a)	44,481
4,656	Hackett Group, Inc. (The)	71,702
5,360	Harmonic, Inc.*	32,910
2,094	Ichor Holdings Ltd.*	60,558
1,975	II-VI, Inc.*	58,638
2,463	Impinj, Inc.*	75,737
7,252	Information Services Group, Inc.*	22,989
834	Inphi Corp.*	62,266
4,023	Inseego Corp.*(a)	27,920
1,779	Insight Enterprises, Inc.*	98,005
2,842	Instructure, Inc.*	138,576

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,026	Intelligent Systems Corp.*(a)	$37,623
481	InterDigital, Inc.	25,440
26	International Money Express, Inc.*	245
5,465	Iteris, Inc.*	26,396
1,317	Itron, Inc.*	99,881
1,900	j2 Global, Inc.	165,927
6,281	KBR, Inc.	163,055
3,579	KEMET Corp.	93,340
2,759	Kimball Electronics, Inc.*	37,384
3,074	Knowles Corp.*	51,090
3,583	KVH Industries, Inc.*	37,335
7,691	Lattice Semiconductor Corp.*	138,053
10,725	Limelight Networks, Inc.*	54,108
4,151	LivePerson, Inc.*	109,835
1,194	LiveRamp Holdings, Inc.*	42,315
1,831	Lumentum Holdings, Inc.*	142,488
1,797	ManTech International Corp., Class A	134,595
3,231	MAXIMUS, Inc.	203,618
2,289	MaxLinear, Inc.*	35,388
1,801	Methode Electronics, Inc.	55,219
610	MicroStrategy, Inc., Class A*	82,448
4,718	Mitek Systems, Inc.*	41,094
11,725	MobileIron, Inc.*	47,486
2,388	Model N, Inc.*	69,252
976	MTS Systems Corp.	39,177
2,686	Napco Security Technologies, Inc.*	54,633
7,969	NeoPhotonics Corp.*	52,675
1,319	NETGEAR, Inc.*	24,890
3,825	NetScout Systems, Inc.*	98,302
4,406	NIC, Inc.	80,586
1,396	Novanta, Inc.*	124,537
358	NVE Corp.	22,651
2,220	OneSpan, Inc.*	36,652
4,218	Onto Innovation, Inc.*	128,944
823	OSI Systems, Inc.*	66,885
1,412	PAR Technology Corp.*(a)	37,404
2,613	PC Connection, Inc.	106,271
3,669	Perficient, Inc.*	150,319
5,616	Perspecta, Inc.	140,232
3,026	Photronics, Inc.*	37,674
1,548	Plantronics, Inc.	21,254
1,329	Plexus Corp.*	88,179
1,094	Power Integrations, Inc.	95,233
4,812	PRGX Global, Inc.*	17,371
2,429	Progress Software Corp.	90,577
1,185	PROS Holdings, Inc.*	54,261
1,352	Q2 Holdings, Inc.*	101,900
1,200	QAD, Inc., Class A	58,860
1,048	Qualys, Inc.*	84,029
7,680	Rambus, Inc.*	107,366
1,741	Rapid7, Inc.*	80,608
9,459	Ribbon Communications, Inc.*	30,553
367	Rogers Corp.*	42,572
4,529	Rosetta Stone, Inc.*	78,216
1,679	SailPoint Technologies Holding, Inc.*	42,512
3,122	Sanmina Corp.*	82,077

Common Stocks – (continued)
Information Technology – (continued)
1,483	ScanSource, Inc.*	42,162
2,675	Science Applications International Corp.	214,348
1,947	SecureWorks Corp., Class A*	27,044
2,018	Semtech Corp.*	79,691
837	SharpSpring, Inc.*	9,542
802	ShotSpotter, Inc.*	28,551
1,444	Silicon Laboratories, Inc.*	128,054
3,039	SMART Global Holdings, Inc.*	81,567
1,611	SPS Commerce, Inc.*	84,739
1,505	Stratasys Ltd.*(a)	24,080
1,082	SVMK, Inc.*	19,725
3,958	Sykes Enterprises, Inc.*	125,389
2,726	Synaptics, Inc.*	180,052
1,314	Tech Data Corp.*	187,100
3,035	Telaria, Inc.*	37,088
4,082	Telenav, Inc.*	24,349
983	Tenable Holdings, Inc.*	24,103
1,282	TESSCO Technologies, Inc.	7,679
6,731	TiVo Corp.	50,954
1,677	TTEC Holdings, Inc.	62,770
5,608	TTM Technologies, Inc.*	72,848
657	Tucows, Inc., Class A*	33,566
3,441	Ultra Clean Holdings, Inc.*	71,951
5,961	Unisys Corp.*	92,574
970	Upland Software, Inc.*	37,743
2,463	Varonis Systems, Inc.*	197,582
2,787	Verint Systems, Inc.*	152,951
2,463	Verra Mobility Corp.*	37,302
7,650	Viavi Solutions, Inc.*	100,903
1,349	Virtusa Corp.*	59,504
5,392	Vishay Intertechnology, Inc.	100,830
1,701	Vishay Precision Group, Inc.*	46,726
2,174	Workiva, Inc.*	92,917
3,556	Xperi Corp.	61,128
4,771	Yext, Inc.*	72,328
3,404	Zix Corp.*	26,824
1,801	Zuora, Inc., Class A*	23,845

		12,822,183

Materials – 3.2%
1,383	AdvanSix, Inc.*	20,095
11,046	AK Steel Holding Corp.*	25,516
3,818	Allegheny Technologies, Inc.*	65,250
3,166	American Vanguard Corp.	48,282
933	Balchem Corp.	88,131
3,727	Boise Cascade Co.	132,234
1,467	Carpenter Technology Corp.	53,912
1,104	Chase Corp.	98,024
7,731	Cleveland-Cliffs, Inc.(a)	44,917
1,390	Commercial Metals Co.	25,381
492	Compass Minerals International, Inc.	26,839
3,025	Ferro Corp.*	35,151
2,479	FutureFuel Corp.	25,211
3,092	GCP Applied Technologies, Inc.*	60,201
822	Greif, Inc., Class A	29,049
1,873	HB Fuller Co.	73,478

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,554	Ingevity Corp.*	$69,992
1,519	Innospec, Inc.	131,454
587	Kaiser Aluminum Corp.	55,501
522	Koppers Holdings, Inc.*	11,411
1,448	Kraton Corp.*	14,654
1,690	Kronos Worldwide, Inc.	16,883
4,716	Louisiana-Pacific Corp.	134,170
8,681	Marrone Bio Innovations, Inc.*	9,810
1,637	Materion Corp.	74,222
1,336	Minerals Technologies, Inc.	59,946
5,822	Myers Industries, Inc.	79,005
542	Neenah, Inc.	31,311
4,491	Novagold Resources, Inc. (Canada)*	35,838
2,111	Olympic Steel, Inc.	25,438
5,667	OMNOVA Solutions, Inc.*	57,293
3,699	Orion Engineered Carbons SA (Luxembourg)	52,563
2,389	PH Glatfelter Co.	34,067
4,339	PolyOne Corp.	107,434
640	Quaker Chemical Corp.	100,845
6,132	Rayonier Advanced Materials, Inc.	15,023
3,655	Ryerson Holding Corp.*	30,446
3,092	Schnitzer Steel Industries, Inc., Class A	50,956
1,394	Schweitzer-Mauduit International, Inc.	47,006
1,460	Sensient Technologies Corp.	71,803
1,151	Stepan Co.	101,092
3,267	Summit Materials, Inc., Class A*	63,837
4,469	SunCoke Energy, Inc.	20,602
579	Synalloy Corp.*	6,630
549	Trecora Resources*	3,102
1,721	Trinseo SA	37,655
4,340	Tronox Holdings PLC, Class A	31,856
1,486	UFP Technologies, Inc.*	73,304
454	United States Lime & Minerals, Inc.	36,570
1,019	US Concrete, Inc.*	27,350
1,054	Valhi, Inc.	1,465
2,809	Verso Corp., Class A*	45,815
6,346	Warrior Met Coal, Inc.	112,451
1,488	Worthington Industries, Inc.	47,318

		2,777,789

Real Estate – 8.1%
1,611	Acadia Realty Trust REIT	36,795
1,219	Agree Realty Corp. REIT	87,549
5,299	Alexander & Baldwin, Inc. REIT	99,621
117	Alexander’s, Inc. REIT	36,387
1,337	Altisource Portfolio Solutions SA*	21,245
1,449	American Assets Trust, Inc. REIT	60,061
2,222	American Finance Trust, Inc. REIT	23,109
1,653	Armada Hoffler Properties, Inc. REIT	27,704
14,556	Ashford Hospitality Trust, Inc. REIT	31,441
5,985	Braemar Hotels & Resorts, Inc. REIT	44,050
1,939	BRT Apartments Corp. REIT	30,248
3,631	CareTrust, Inc. REIT	75,779
39,367	CBL & Associates Properties, Inc. REIT	20,896
10,623	Cedar Realty Trust, Inc. REIT	27,513

Common Stocks – (continued)
Real Estate – (continued)
3,535	Chatham Lodging Trust REIT	49,278
1,870	City Office REIT, Inc. REIT	21,692
131	Clipper Realty, Inc. REIT	1,476
1,310	Community Healthcare Trust, Inc. REIT	62,395
808	Consolidated-Tomoka Land Co.	46,468
6,339	CoreCivic, Inc. REIT	93,881
1,427	CorEnergy Infrastructure Trust, Inc. REIT	49,802
4,225	CorePoint Lodging, Inc. REIT	33,631
2,515	Cushman & Wakefield PLC*	45,748
11,205	DiamondRock Hospitality Co. REIT	102,190
8,485	Diversified Healthcare Trust REIT	53,371
2,206	Easterly Government Properties, Inc. REIT	52,437
1,279	EastGroup Properties, Inc. REIT	160,809
1,634	Essential Properties Realty Trust, Inc. REIT	37,435
3,708	eXp World Holdings, Inc.*(a)	35,448
4,680	First Industrial Realty Trust, Inc. REIT	180,180
2,418	Forestar Group, Inc.*	43,258
3,333	Four Corners Property Trust, Inc. REIT	95,624
5,499	Franklin Street Properties Corp. REIT	39,208
3,170	Front Yard Residential Corp. REIT	40,196
816	FRP Holdings, Inc.*	36,908
6,583	GEO Group, Inc. (The) REIT	96,375
1,856	Getty Realty Corp. REIT	52,599
2,483	Gladstone Commercial Corp. REIT	46,854
38	Global Medical, Inc. REIT	531
2,135	Global Net Lease, Inc. REIT	39,391
1,623	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	55,101
3,699	Healthcare Realty Trust, Inc. REIT	126,876
4,690	Hersha Hospitality Trust REIT	54,076
4,831	Independence Realty Trust, Inc. REIT	64,059
2,870	Industrial Logistics Properties Trust REIT	59,294
604	Innovative Industrial Properties, Inc. REIT(a)	55,532
340	Investors Real Estate Trust REIT	23,953
4,238	iStar, Inc. REIT	64,121
1,427	Jernigan Capital, Inc. REIT(a)	25,572
3,891	Kennedy-Wilson Holdings, Inc.	78,637
4,543	Kite Realty Group Trust REIT	73,369
7,558	Lexington Realty Trust REIT	78,376
1,561	LTC Properties, Inc. REIT	69,980
5,226	Mack-Cali Realty Corp. REIT	99,189
5,331	Marcus & Millichap, Inc.*	170,379
817	Maui Land & Pineapple Co., Inc.*	8,995
3,749	Monmouth Real Estate Investment Corp. REIT	53,236
1,485	National Health Investors, Inc. REIT	121,369
3,899	National Storage Affiliates Trust REIT	131,552
8,313	New Senior Investment Group, Inc. REIT	50,460
7,251	Newmark Group, Inc., Class A	69,247
1,533	NexPoint Residential Trust, Inc. REIT	68,218
1,721	Office Properties Income Trust REIT	50,133
967	One Liberty Properties, Inc. REIT	23,305
6,721	Pebblebrook Hotel Trust REIT	135,831
9,598	Pennsylvania Real Estate Investment Trust REIT	22,651

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,923	Physicians Realty Trust REIT	$111,708
5,969	Piedmont Office Realty Trust, Inc., Class A REIT	128,871
3,374	PotlatchDeltic Corp. REIT	123,961
4,308	Preferred Apartment Communities, Inc., Class A REIT	41,098
867	PS Business Parks, Inc. REIT	128,793
1,680	QTS Realty Trust, Inc., Class A REIT	94,366
412	Rafael Holdings, Inc., Class B*	7,729
3,230	RE/MAX Holdings, Inc., Class A	94,154
14,807	Realogy Holdings Corp.(a)	137,261
8,845	Redfin Corp.*	239,346
4,382	Retail Opportunity Investments Corp. REIT	65,730
1,805	Retail Value, Inc. REIT	50,161
3,397	Rexford Industrial Realty, Inc. REIT	158,878
8,193	RLJ Lodging Trust REIT	108,229
2,417	RMR Group, Inc. (The), Class A	90,057
5,239	RPT Realty REIT	67,897
2,020	Ryman Hospitality Properties, Inc. REIT	140,410
7,705	Sabra Health Care REIT, Inc. REIT	150,633
592	Saul Centers, Inc. REIT	25,462
1,098	Seritage Growth Properties, Class A REIT	37,749
1,282	St Joe Co. (The)*	25,217
3,624	STAG Industrial, Inc. REIT	101,399
7,769	Summit Hotel Properties, Inc. REIT	72,019
12,785	Sunstone Hotel Investors, Inc. REIT	139,996
4,762	Tanger Factory Outlet Centers, Inc. REIT(a)	57,049
2,215	Terreno Realty Corp. REIT	121,537
2,388	UMH Properties, Inc. REIT	34,650
6,591	Uniti Group, Inc. REIT	64,328
654	Universal Health Realty Income Trust REIT	70,449
2,676	Urban Edge Properties REIT	43,351
1,227	Urstadt Biddle Properties, Inc., Class A REIT	25,288
10,297	Washington Prime Group, Inc. REIT(a)	28,317
2,266	Washington Real Estate Investment Trust REIT	60,842
1,738	Whitestone REIT	21,360
6,270	Xenia Hotels & Resorts, Inc. REIT	93,799

		6,935,188

Utilities – 4.4%
2,481	ALLETE, Inc.	171,164
2,379	American States Water Co.	182,208
2,505	AquaVenture Holdings Ltd.*	67,735
584	Artesian Resources Corp., Class A	20,049
24,819	Atlantic Power Corp.*	56,339
2,948	Avista Corp.	138,998
2,662	Black Hills Corp.	192,196
1,939	California Water Service Group	92,994
1,122	Chesapeake Utilities Corp.	95,931
6,348	Clearway Energy, Inc., Class A	128,801
7,391	Clearway Energy, Inc., Class C	155,507
3,350	Consolidated Water Co. Ltd. (Cayman Islands)	54,136

Common Stocks – (continued)
Utilities – (continued)
1,853	El Paso Electric Co.	125,763
3,340	Genie Energy Ltd., Class B	23,113
1,603	MGE Energy, Inc.	114,358
551	Middlesex Water Co.	32,768
3,598	New Jersey Resources Corp.	127,045
1,179	Northwest Natural Holding Co.	77,543
2,348	NorthWestern Corp.	165,158
2,276	ONE Gas, Inc.	186,951
2,210	Ormat Technologies, Inc.	153,993
2,103	Otter Tail Corp.	102,227
4,189	Pattern Energy Group, Inc., Class A	113,313
4,096	PNM Resources, Inc.	192,840
4,222	Portland General Electric Co.	229,719
3,488	Pure Cycle Corp.*	43,147
1,197	RGC Resources, Inc.	32,858
1,152	SJW Group	70,479
3,125	South Jersey Industries, Inc.	84,531
2,290	Southwest Gas Holdings, Inc.	148,117
2,648	Spark Energy, Inc., Class A	22,667
2,007	Spire, Inc.	150,625
7,000	TerraForm Power, Inc., Class A	131,530
1,120	Unitil Corp.	63,101
891	York Water Co. (The)	37,680

		3,785,584

TOTAL COMMON STOCKS
(Cost $88,868,083)		$85,046,362

Units	Description	Value

Rights – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)	$37
Health Care – 0.0%
1,313	Corium International, Inc.*(a)(b)	236
Materials – 0.0%
562	A Schulman, Inc. CVR*(b)	244

TOTAL RIGHTS
(Cost $1,058)		$517

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $88,869,141)		$85,046,879

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,303,300	1.507%	$1,303,300
(Cost $1,303,300)

TOTAL INVESTMENTS – 100.5%
(Cost $90,172,441)		$86,350,179

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(468,032)

NET ASSETS – 100.0%		$85,882,147

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	—Contingent Value Right
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 29, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	9	03/20/20	$764,612	$(100,907)

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Assets:

Investments at value (cost $1,528,794,038, $20,055,042, $1,667,683,367 and $18,531,462, respectively)(a)	$1,759,374,755	$18,099,535	$1,670,971,379	$17,920,525

Investments in securities lending reinvestment vehicle, at value which equals cost	12,026,571	328,842	26,919,831	99,343

Cash	7,584,125	—	1,549,264	—

Foreign currency, at value (cost $285,097, $–, $– and $13,534, respectively)	282,507	—	—	13,797

Receivables:

Investments sold	92,528,655	490,079	49,632,091	512,478

Dividends	5,528,565	30,853	3,218,426	41,356

Reimbursement from investment adviser	86,166	—	—	—

Foreign tax reclaims	24,579	74,015	864,057	—

Securities lending income	5,736	145	19,958	77

Due from broker	—	—	81,684	—

Fund shares sold	—	—	2,538	—

Total assets	1,877,441,659	19,023,469	1,753,259,228	18,587,576

Liabilities:

Payables:

Investments purchased	101,204,423	455,983	48,729,730	499,282

Upon return of securities loaned	12,026,571	328,842	26,919,831	99,343

Foreign capital gains tax	1,031,347	—	—	—

Management fees	602,015	4,004	362,283	3,869

Trustees fees	7,442	—	—	—

Foreign bank overdraft (cost $–, $(644), $(801,883) and $–, respectively)	—	629	802,184	—

Due to custodian	—	26,615	—	15,893

Accrued expenses	615,947	—	—	—

Total liabilities	115,487,745	816,073	76,814,028	618,387

Net Assets:

Paid-in capital	1,660,596,169	22,475,143	1,726,906,681	18,553,557

Total distributable earnings (loss)	101,357,745	(4,267,747)	(50,461,481)	(584,368)

NET ASSETS	$1,761,953,914	$18,207,396	$1,676,445,200	$17,969,189
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	57,000,000	650,000	62,200,000	600,000

Net asset value per share:	$30.91	$28.01	$26.95	$29.95

(a)	Includes loaned securities having a market value of $10,522,531, $306,797, $21,894,828 and $96,409, respectively.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Assets:

Investments at value (cost $6,782,614,573 and $88,869,141, respectively)(a)	$7,466,355,979	$85,046,879

Investments in securities lending reinvestment vehicle, at value which equals cost	—	1,303,300

Cash	8,101,359	742,068

Receivables:

Fund shares sold	29,889,439	—

Dividends	12,704,683	70,130

Due from broker	834,900	31,680

Securities lending income	4	11,432

Total assets	7,517,886,364	87,205,489

Liabilities:

Variation margin on futures contracts	33,350	4,815

Payables:

Investments purchased	29,810,153	—

Management fees	588,980	15,227

Upon return of securities loaned	—	1,303,300

Total liabilities	30,432,483	1,323,342

Net Assets:

Paid-in capital	6,851,774,681	89,909,206

Total distributable earnings (loss)	635,679,200	(4,027,059)

NET ASSETS	$7,487,453,881	$85,882,147
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	125,252,500	2,050,000

Net asset value per share:	$59.78	$41.89

(a)	Includes loaned securities having a market value of $– and $1,255,769, respectively.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF
Investment income:

Dividends (net of foreign withholding taxes of $1,875,239, $9,742, $1,225,516 and $28,796, respectively)	$15,839,865	$136,200	$14,513,309	$259,458

Non-cash dividend income	7,407,400	—	—	—

Interest	372	—	—	—

Securities lending income — unaffiliated issuer	122,956	910	189,262	1,014

Total investment income	23,370,593	137,110	14,702,571	260,472

Expenses:

Management fees	3,636,411	22,064	2,098,730	23,872

Custody, accounting and administrative services	794,155	—	—	—

Printing and mailing costs	72,355	—	—	—

Professional fees	28,235	—	—	—

Trustee fees	17,973	2,530	16,925	2,560

Registration fees	5,917	—	—	—

Other	48,282	37	1,282	21

Total expenses	4,603,328	24,631	2,116,937	26,453

Less — expense reductions	(512,230)	—	—	—

Net expenses	4,091,098	24,631	2,116,937	26,453

NET INVESTMENT INCOME	19,279,495	112,479	12,585,634	234,019

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments (including the effects of the foreign capital gains tax liability of $59,048, $–, $– and $– , respectively)	(11,701,213)	(281,886)	(13,157,572)	(133,603)

In-kind redemptions	—	—	1,976,468	836,874

Futures	—	—	(709,021)	5,175

Foreign currency transactions	(142,499)	59	(20,746)	(2,563)

Net change in unrealized gain (loss) on:

Investments (including the effects of the foreign capital gains tax liability of $1,031,347, $–, $– and $–, respectively)	11,832,529	(97,526)	(41,810,456)	(601,695)

Foreign currency translations	(234,226)	(928)	(57,109)	321

Net realized and unrealized gain (loss)	(245,409)	(380,281)	(53,778,436)	104,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,034,086	$(267,802)	$(41,192,802)	$338,528

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Investment income:

Dividends (net of foreign withholding taxes of $– and $433, respectively)	$70,996,231	$677,764

Securities lending income — unaffiliated issuer	339	46,410

Total investment income	70,996,570	724,174

Expenses:

Management fees	3,225,097	94,372

Trustee fees	64,037	3,227

Total expenses	3,289,134	97,599

NET INVESTMENT INCOME	67,707,436	626,575

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	(59,964,668)	(1,061,298)

In-kind redemptions	89,859,437	3,427,670

Futures	45,826	66,589

Net change in unrealized gain (loss) on:

Investments	(29,448,365)	(3,653,719)

Futures	(2,375,894)	(100,907)

Net realized and unrealized loss	(1,883,664)	(1,321,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,823,772	$(695,090)

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$19,279,495	$39,862,455	$112,479	$973,864
Net realized gain (loss)	(11,843,712)	(61,811,796)	(281,827)	6,372,235
Net change in unrealized gain (loss)	11,598,303	(35,128,337)	(98,454)	(7,884,289)
Net increase (decrease) in net assets resulting from operations	19,034,086	(57,077,678)	(267,802)	(538,190)

Distributions to shareholders:

From distributable earnings	(36,812,050)	(42,811,808)	(109,285)	(1,153,378)

From share transactions:

Proceeds from sales of shares	101,549,056	173,910,887	—	9,731,944

Cost of shares redeemed	(21,018,264)	(63,360,446)	—	(63,419,366)

Net increase (decrease) in net assets resulting from share transactions	80,530,792	110,550,441	—	(53,687,422)

TOTAL INCREASE (DECREASE)	62,752,828	10,660,955	(377,087)	(55,378,990)

Net assets:

Beginning of period	$1,699,201,086	$1,688,540,131	$18,584,483	$73,963,473

End of period	$1,761,953,914	$1,699,201,086	$18,207,396	$18,584,483

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$12,585,634	$39,751,220	$234,019	$745,876
Net realized gain (loss)	(11,910,871)	(23,424,442)	705,883	8,913,734
Net change in unrealized loss	(41,867,565)	(41,264,287)	(601,374)	(9,018,645)
Net increase (decrease) in net assets resulting from operations	(41,192,802)	(24,937,509)	338,528	640,965

Distributions to shareholders:

From distributable earnings	(18,406,343)	(37,687,035)	(402,234)	(794,800)

From share transactions:

Proceeds from sales of shares	196,493,565	533,347,481	—	12,425,460

Cost of shares redeemed	(6,050,493)	(19,583,653)	(6,435,562)	(40,580,807)

Net increase (decrease) in net assets resulting from share transactions	190,443,072	513,763,828	(6,435,562)	(28,155,347)

TOTAL INCREASE (DECREASE)	130,843,927	451,139,284	(6,499,268)	(28,309,182)

Net assets:

Beginning of period	$1,545,601,273	$1,094,461,989	$24,468,457	$52,777,639

End of period	$1,676,445,200	$1,545,601,273	$17,969,189	$24,468,457

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$67,707,436	$83,436,579	$626,575	$985,967
Net realized gain (loss)	29,940,595	88,486,288	2,432,961	(925,616)
Net change in unrealized loss	(31,824,259)	(22,078,144)	(3,754,626)	(4,008,744)
Net increase (decrease) in net assets resulting from operations	65,823,772	149,844,723	(695,090)	(3,948,393)

Distributions to shareholders:
From distributable earnings	(59,729,908)	(76,178,483)	(667,298)	(900,932)

From share transactions:
Proceeds from sales of shares	1,124,672,935	3,028,113,603	4,557,069	58,670,921
Cost of shares redeemed	(249,363,051)	(476,026,399)	(13,711,831)	(4,436,399)
Net increase (decrease) in net assets resulting from share transactions	875,309,884	2,552,087,204	(9,154,762)	54,234,522
TOTAL INCREASE (DECREASE)	881,403,748	2,625,753,444	(10,517,150)	49,385,197

Net assets:
Beginning of period	$6,606,050,133	$3,980,296,689	$96,399,297	$47,014,100

End of period	$7,487,453,881	$6,606,050,133	$85,882,147	$96,399,297

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period September 25, 2015* to August 31, 2016
			2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$31.12		$32.98	$33.73	$28.03	$25.00

Net investment income(a)	0.35	(b)	0.75	0.77	0.63	0.60

Net realized and unrealized gain (loss)	0.11		(1.79)	(0.84)	5.58	2.70

Total gain (loss) from investment operations	0.46		(1.04)	(0.07)	6.21	3.30

Distributions to shareholders from net investment income	(0.67)		(0.82)	(0.68)	(0.51)	(0.27)

Net asset value, end of period	$30.91		$31.12	$32.98	$33.73	$28.03

Market price, end of period	$31.01		$31.14	$32.87	$33.74	$28.01

Total Return at Net Asset Value(c)	1.32%		(3.21)%	(0.28)%	22.49%	13.29%

Net assets, end of period (in 000’s)	$1,761,954		$1,699,201	$1,688,540	$1,490,683	$863,388

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.45%	0.45	%(d)

Ratio of total expenses to average net assets	0.51	%(d)	0.51%	0.51%	0.53%	0.58	%(d)

Ratio of net investment income to average net assets	2.12	%(b)(d)	2.37%	2.19%	2.13%	2.52	%(d)

Portfolio turnover rate(e)	16%		28%	28%	27%	44%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.07% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period March 2, 2016* to August 31, 2016
			2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$28.59		$30.82	$30.39	$26.12	$25.03

Net investment income(a)	0.17		0.89	0.95	0.75	0.60

Net realized and unrealized gain (loss)	(0.58)		(1.84)	0.37	4.26	0.97

Total gain (loss) from investment operations	(0.41)		(0.95)	1.32	5.01	1.57

Distributions to shareholders from net investment income	(0.17)		(1.28)	(0.89)	(0.74)	(0.48)

Net asset value, end of period	$28.01		$28.59	$30.82	$30.39	$26.12

Market price, end of period	$28.18		$28.62	$30.73	$30.54	$26.20

Total Return at Net Asset Value(b)	(1.51)%		(3.15)%	4.40%	19.46%	6.23%

Net assets, end of period (in 000’s)	$18,207		$18,584	$73,963	$44,062	$33,959

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.71	%(c)

Ratio of net investment income to average net assets	1.14	%(c)	3.07%	3.02%	2.71%	4.61	%(c)

Portfolio turnover rate(d)	6%		17%	23%	17%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period November 6, 2015* to August 31, 2016
			2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$27.70		$29.42	$28.38	$24.67	$24.78

Net investment income(a)	0.22		0.86	0.76	0.69	0.59

Net realized and unrealized gain (loss)	(0.65)		(1.78)	1.02	3.61	(0.37)

Total gain (loss) from investment operations	(0.43)		(0.92)	1.78	4.30	0.22

Distributions to shareholders from net investment income	(0.32)		(0.80)	(0.74)	(0.59)	(0.33)

Net asset value, end of period	$26.95		$27.70	$29.42	$28.38	$24.67

Market price, end of period	$26.94		$27.73	$29.45	$28.53	$24.78

Total Return at Net Asset Value(b)	(1.66)%		(3.09)%	6.30%	17.66%	0.90%

Net assets, end of period (in 000’s)	$1,676,445		$1,545,601	$1,094,462	$593,129	$283,757

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.27	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.62	%(c)

Ratio of net investment income to average net assets	1.49	%(c)	3.10%	2.56%	2.64%	3.02	%(c)

Portfolio turnover rate(d)	7%		17%	16%	23%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period March 2, 2016* to August 31, 2016
			2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$30.59		$32.99	$30.71	$27.33	$25.69

Net investment income(a)	0.36		0.82	0.54	0.48	0.24

Net realized and unrealized gain (loss)	(0.33)		(2.29)	2.36	3.50	1.60

Total gain (loss) from investment operations	0.03		(1.47)	2.90	3.98	1.84

Distributions to shareholders from net investment income	(0.67)		(0.93)	(0.62)	(0.60)	(0.20)

Net asset value, end of period	$29.95		$30.59	$32.99	$30.71	$27.33

Market price, end of period	$29.61		$30.52	$32.90	$30.79	$27.44

Total Return at Net Asset Value(b)	(0.12)%		(4.32)%	9.42%	14.74%	7.17%

Net assets, end of period (in 000’s)	$17,969		$24,468	$52,778	$42,992	$32,797

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.73	%(c)

Ratio of net investment income to average net assets	2.21	%(c)	2.64%	1.62%	1.68%	1.81	%(c)

Portfolio turnover rate(d)	8%		33%	23%	22%	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

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Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period September 17, 2015* to August 31, 2016
			2019	2018	2017
Per Share Operating Performance:

Net asset value, beginning of period	$59.09		$58.75	$49.16	$43.83	$40.70

Net investment income(a)	0.58		1.03	0.96	0.97	0.85

Net realized and unrealized gain	0.63		0.30	9.56	5.17	2.78

Total gain from investment operations	1.21		1.33	10.52	6.14	3.63

Distributions to shareholders from net investment income	(0.52)		(0.99)	(0.93)	(0.81)	(0.50)

Net asset value, end of period	$59.78		$59.09	$58.75	$49.16	$43.83

Market price, end of period	$59.99		$59.07	$58.75	$49.15	$43.82

Total Return at Net Asset Value(b)	2.01%		2.42%	21.65%	14.15%	8.97%

Net assets, end of period (in 000’s)	$7,487,454		$6,606,050	$3,980,297	$2,396,490	$1,157,206

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.19	%(c)

Ratio of net investment income to average net assets	1.85	%(c)	1.82%	1.78%	2.08%	2.11	%(c)

Portfolio turnover rate(d)	6%		16%	16%	20%	18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period June 28, 2017* to August 31, 2017
			2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$42.84		$49.49	$39.65	$40.36

Net investment income(a)	0.29		0.57	0.56	0.07

Net realized and unrealized gain (loss)	(0.93)		(6.66)	9.79	(0.78)

Total gain (loss) from investment operations	(0.64)		(6.09)	10.35	(0.71)

Distributions to shareholders from net investment income	(0.31)		(0.56)	(0.51)	—

Net asset value, end of period	$41.89		$42.84	$49.49	$39.65

Market price, end of period	$41.65		$42.84	$49.55	$38.95

Total Return at Net Asset Value(b)	(1.56)%		(12.28)%	26.28%	(1.76)%

Net assets, end of period (in 000’s)	$85,882		$96,399	$47,014	$11,896

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	1.28	%(c)	1.32%	1.24%	0.96	%(c)

Portfolio turnover rate(d)	8%		20%	27%	0	%(e)

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(e)	Less than 0.5%

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (“ActiveBeta® Emerging Markets Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Europe Equity ETF (“ActiveBeta® Europe Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® International Equity ETF (“ActiveBeta® International Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® Japan Equity ETF (“ActiveBeta® Japan Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (“ActiveBeta® U.S. Large Cap Equity ETF”)	Diversified
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (“ActiveBeta® U.S. Small Cap Equity ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and the ActiveBeta® U.S. Small Cap Equity ETF. The ActiveBeta® Emerging Markets Equity ETF issues and redeems Creation Units partially for cash and partially in-kind. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$61,387,791	$8,080,730	$—

Asia	1,361,678,069	70,131,453	—

Europe	35,761,175	—	—

North America	55,125,448	—	—

South America	131,244,378	35,965,711	—

Securities Lending Reinvestment Vehicle	12,026,571		—

Total	$1,657,223,432	$114,177,894	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$39,731	$—	$—

Asia	61,264	—	—

Europe	17,624,145	113,298	—

North America	134,114	—	—

Oceania	126,983	—	—

Securities Lending Reinvestment Vehicle	328,842	—	—

Total	$18,315,079	$113,298	$—

79

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$2,662,407	$—	$—

Asia	438,885,641	—	—

Europe	933,806,044	7,216,303	—

North America	178,464,591	886,239	—

Oceania	109,050,154	—	—

Securities Lending Reinvestment Vehicle	26,919,831	—	—

Total	$1,689,788,668	$8,102,542	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$17,920,525	$—	$—

Securities Lending Reinvestment Vehicle	99,343	—	—

Total	$18,019,868	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$7,466,355,979	$—	$—

Total	$7,466,355,979	$—	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(2,375,894)	$—	$—

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GOLDMAN SACHS ACTIVEBETA® ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$100,660	$—	$—

Europe	365,873	—	—

North America	84,501,222	—	517

South America	78,607	—	—

Securities Lending Reinvestment Vehicle	1,303,300	—	—

Total	$86,349,662	$—	$517

Derivative Type

Liabilities(b)

Futures Contracts	$(100,907)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statement of Assets and Liabilities	Assets(a)
Equity	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	Variation Margin on Futures Contracts	$(2,375,894)
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Variation Margin on Futures Contracts	(100,907)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 29, 2020 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

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GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts	Average Number of Contracts(a)
Equity	Goldman Sachs ActiveBeta® International Equity ETF	$(709,021)	$—	1
Equity	Goldman Sachs ActiveBeta® Japan Equity ETF	5,175	—	1
Equity	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	45,826	(2,375,894)	28
Equity	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	66,589	(100,907)	5

(a)	Average number of contracts is based on the month end balances for the six months ended February 29, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2020, unitary management fees with GSAM were at the following rates for each Fund except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee
ActiveBeta® Europe Equity ETF	0.25%
ActiveBeta® International Equity ETF	0.25%
ActiveBeta® Japan Equity ETF	0.25%
ActiveBeta® U.S. Large Cap Equity ETF	0.09%
ActiveBeta® U.S. Small Cap Equity ETF	0.20%

For the six months ended February 29, 2020, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee
ActiveBeta® Emerging Markets Equity ETF	0.40%

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 29, 2020, these expense reimbursements amounted to $512,230.

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	3,000,000	$101,457,164	5,400,000	$173,435,103
Shares Redeemed	(600,000)	(20,678,554)	(2,000,000)	(63,269,200)
NET INCREASE IN SHARES	2,400,000	$80,778,610	3,400,000	$110,165,903

	ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	—	$—	350,000	$9,731,604
Shares Redeemed	—	—	(2,100,000)	(63,419,366)
NET (DECREASE) IN SHARES	—	$—	(1,750,000)	$(53,687,762)

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	ActiveBeta® International Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	6,600,000	$196,476,902	19,300,000	$533,307,092
Shares Redeemed	(200,000)	(6,050,493)	(700,000)	(19,583,028)
NET INCREASE IN SHARES	6,400,000	$190,426,409	18,600,000	$513,724,064

	ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	—	$—	400,000	$12,425,460
Shares Redeemed	(200,000)	(6,435,562)	(1,200,000)	(40,580,807)
NET (DECREASE) IN SHARES	(200,000)	$(6,435,562)	(800,000)	$(28,155,347)

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	17,450,000	$1,124,672,849	52,500,000	$3,028,113,210
Shares Redeemed	(4,000,000)	(249,363,051)	(8,450,000)	(476,026,399)
NET INCREASE IN SHARES	13,450,000	$875,309,798	44,050,000	$2,552,086,811

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
Shares Sold	100,000	$4,557,069	1,400,000	$58,670,905
Shares Redeemed	(300,000)	(13,711,830)	(100,000)	(4,436,399)
NET INCREASE (DECREASE) IN SHARES	(200,000)	$(9,154,761)	1,300,000	$54,234,506

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7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2020, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$325,031,462	$282,549,575
ActiveBeta® Europe Equity ETF	1,252,656	1,219,250
ActiveBeta® International Equity ETF	125,106,711	120,212,775
ActiveBeta® Japan Equity ETF	1,719,031	1,929,381
ActiveBeta® U.S. Large Cap Equity ETF	440,430,349	411,561,817
ActiveBeta® U.S. Small Cap Equity ETF	7,219,876	7,177,125

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2020, were as follows:

Fund	Purchases	Sales
ActiveBeta® Emerging Markets Equity ETF	$19,625,219	$—
ActiveBeta® Europe Equity ETF	—	—
ActiveBeta® International Equity ETF	184,496,783	6,045,736
ActiveBeta® Japan Equity ETF	—	6,370,895
ActiveBeta® U.S. Large Cap Equity ETF	1,100,075,643	249,669,021
ActiveBeta® U.S. Small Cap Equity ETF	4,531,161	13,615,532

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2020, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2020:

Fund	Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
ActiveBeta® Emerging Markets Equity ETF	$16,175,855	$65,439,917	$(69,589,201)	$12,026,571
ActiveBeta® Europe Equity ETF	41,424	1,291,074	(1,003,656)	328,842
ActiveBeta® International Equity ETF	17,792,823	133,741,307	(124,614,299)	26,919,831
ActiveBeta® Japan Equity ETF	670,849	1,853,016	(2,424,522)	99,343
ActiveBeta® U.S. Large Cap Equity ETF	—	8,390,334	(8,390,334)	—
ActiveBeta® U.S. Small Cap Equity ETF	1,802,678	7,180,204	(7,679,582)	1,303,300

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ capital loss carryforward and certain timing differences on a tax-basis were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$(38,356,210)	$(685,963)	$(19,204,390)	$(276,454)	$(16,260,161)	$(253,145)
Perpetual Long-Term	—	(230,075)	(12,588,757)	—	(9,008,313)	—
Timing differences (Post-October Capital Loss Deferral/Qualified Late Year Loss Deferral)	(64,732,108)	(1,108,535)	—	—	(41,526,054)	(1,208,478)

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9. TAX INFORMATION (continued)

As of February 29, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF
Tax Cost	$1,548,569,926	$20,440,217	$1,706,069,258	$18,957,148	$6,819,565,622	$91,373,842
Gross unrealized gain	352,769,600	1,208,861	146,363,030	1,301,308	960,391,650	8,432,309
Gross unrealized loss	(129,938,200)	(3,220,701)	(154,541,078)	(2,238,588)	(313,601,293)	(13,455,972)
Net unrealized gains (losses)	$222,831,400	$(2,011,840)	$(8,178,048)	$(937,280)	$646,790,357	$(5,023,663)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of underlying fund investments, partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

10. OTHER RISKS (continued)

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in

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11. INDEMNIFICATIONS (continued)

the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Fund Expenses — Six Months ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2019 and held for the six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ActiveBeta® Emerging Markets Equity ETF				ActiveBeta® Europe Equity ETF				ActiveBeta® International Equity ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,013.20		$2.25	$1,000	$984.90		$1.23	$1,000	$983.40		$1.23
Hypothetical 5% return	1,000	1,022.63	+	2.26	1,000	1,023.62	+	1.26	1,000	1,023.62	+	1.26
	ActiveBeta® Japan Equity ETF				ActiveBeta® U.S. Large Cap Equity ETF				ActiveBeta® U.S. Small Cap Equity ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$998.80		$1.24	$1,000	$1,020.10		$0.45	$1,000	$984.40		$0.99
Hypothetical 5% return	1,000	1,023.62	+	1.26	1,000	1,024.42	+	0.45	1,000	1,023.87	+	1.01

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
ActiveBeta® Emerging Markets Equity ETF	0.45%
ActiveBeta® Europe Equity ETF	0.25
ActiveBeta® International Equity ETF	0.25
ActiveBeta® Japan Equity ETF	0.25
ActiveBeta® U.S. Large Cap Equity ETF	0.09
ActiveBeta® U.S. Small Cap Equity ETF	0.20

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(k)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

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Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using ranking and rating compiled by the Outside Data Provider as of March 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2019. The information on the Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Costs of Services Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. The Trustees noted that no license fees would be payable to the Investment Adviser by the Fund for use of the index created by the Investment Adviser. The Trustees reviewed the Fund’s total operating expense ratio (both gross and net of expense limitations). The Trustees also considered information previously provided regarding fees and expenses to similar information for comparable

92

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level and acknowledged the permanent expense limitation agreement in place. The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund does not have management fee breakpoints. The Trustees considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates. The Trustees recognized that if the assets of the Fund increase over time, the Fund and its shareholders could realize economies of scale as certain Fund expenses, such as certain fixed fees, become a smaller percentage of overall assets.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2020.

93

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited)

Background

The Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

94

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Funds pay a single fee to the Investment Adviser, and the Investment Adviser pays all of the Funds’ ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track proprietary indices created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies and its expertise in developing “smart beta” products. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of each Fund. In this regard, they compared the investment performance of each Fund to its peers using ranking and rating compiled by the Outside Data Provider as of March 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2019. The information on each Fund’s investment performance was provided for the one- and three-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing each Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy, as applicable. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

95

GOLDMAN SACHS ACTIVEBETA® ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs ActiveBeta® ETFs except Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (Unaudited) (continued)

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs. The Trustees noted that no license fees would be payable to the Investment Adviser by the Funds for use of the index created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Funds do not have management fee breakpoints. The Trustees considered information previously provided regarding each Fund’s fee structure, the amounts of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2020.

96

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMERS

The MSCI Emerging Markets Index, MSCI Europe Index, MSCI World ex USA Index and MSCI Japan Index (the “MSCI Indices”) were used by GSAM as the reference universe for selection of the companies included in the Goldman Sachs ActiveBeta® Emerging Markets Equity Index, Goldman Sachs ActiveBeta® Europe Equity Index, Goldman Sachs ActiveBeta® International Equity Index and Goldman Sachs ActiveBeta® Japan Equity Index (the “ActiveBeta® Indices”), respectively. MSCI Inc. does not in any way sponsor, support, promote or endorse the ActiveBeta® Indices or the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF or Goldman Sachs ActiveBeta® Japan Equity ETF (the “ActiveBeta® ETFs” or the “Funds”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the ActiveBeta® Indices. The MSCI Indices were provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Indices (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Indices, the ActiveBeta® ETFs or the ActiveBeta® Indices.

The Russell 2000® Index was used by Goldman Sachs Asset Management or its affiliate as the starting universe for selection of the companies included in the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index. Frank Russell Company (“RUSSELL”) does not in any way sponsor, support, promote or endorse the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF. In no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the Russell 2000® Index or the Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index.

The ActiveBeta® Indices are trademarks of Goldman Sachs Asset Management, L.P. and have been licensed for use by Goldman Sachs ETF Trust.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN A FUND PARTICULARLY OR THE ABILITY OF THE ACTIVEBETA® INDICES TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE ACTIVEBETA® INDICES, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUNDS. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUNDS OR THE SHAREHOLDERS OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ACTIVEBETA® INDICES. GOLDMAN SACHS OR ANY OF ITS AFFILIATES MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY A FUND OR IN RELATED DERIVATIVES.

GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE ACTIVEBETA® INDICES OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY A FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE ACTIVEBETA® INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply. ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 200056-OTU-04/2020 GST 1139 ACTBETASAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Equal Weight U.S. Large Cap Equity ETF

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Equal Weight U.S. Large Cap Equity ETF

As of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$45.79
Net Asset Value (NAV)[1]	$46.11

[1]	The Market Price is the price at which the Fund’s shares are trading on the CBOE BZX Exchange, Inc. (“CBOE BZX”). The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on CBOE BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019– February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Solactive US Large Cap Equal Weight Index[3]	S&P 500 Index (Total Return, USD)[4]

Shares	0.43%	0.30%	0.53%	1.92%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of an Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Regeneron Pharmaceuticals, Inc.	0.3%	Health Care	United States
Domino’s Pizza, Inc.	0.3	Consumer Discretionary	United States
DexCom, Inc.	0.3	Health Care	United States
RingCentral, Inc., Class A	0.3	Information Technology	United States
T-Mobile US, Inc.	0.3	Communication Services	United States
NVIDIA Corp.	0.3	Information Technology	United States
Biogen, Inc.	0.3	Health Care	United States
NortonLifeLock, Inc.	0.3	Information Technology	United States
E*TRADE Financial Corp.	0.2	Financials	United States
BioMarin Pharmaceutical, Inc.	0.2	Health Care	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK [6] As of February 29, 2020

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.2% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.
[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 4.7%
8,200	Activision Blizzard, Inc.	$476,666
337	Alphabet, Inc., Class A*	451,327
336	Alphabet, Inc., Class C*	450,015
17,305	Altice USA, Inc., Class A*	447,507
12,904	AT&T, Inc.	454,479
34,783	CenturyLink, Inc.	419,831
914	Charter Communications, Inc., Class A*	450,757
10,966	Comcast Corp., Class A	443,355
4,536	Electronic Arts, Inc.*	459,814
2,314	Facebook, Inc., Class A*	445,376
12,767	Fox Corp., Class A	392,458
1,912	IAC/InterActiveCorp*	389,933
3,563	Liberty Broadband Corp., Class C*	448,546
1,316	Netflix, Inc.*	485,643
6,328	Omnicom Group, Inc.	438,404
3,706	Roku, Inc.*	421,261
25,583	Snap, Inc., Class A*	362,511
3,825	Take-Two Interactive Software, Inc.*	411,111
5,957	T-Mobile US, Inc.*	537,083
14,299	Twitter, Inc.*	474,727
8,331	Verizon Communications, Inc.	451,207
14,465	ViacomCBS, Inc., Class B	355,984
3,355	Walt Disney Co. (The)	394,716

		10,062,711

Consumer Discretionary – 10.1%
3,691	Advance Auto Parts, Inc.	490,829
238	Amazon.com, Inc.*	448,332
11,256	Aramark	391,033
462	AutoZone, Inc.*	477,020
5,601	Best Buy Co., Inc.	423,716
261	Booking Holdings, Inc.*	442,567
2,134	Burlington Stores, Inc.*	461,499
5,019	CarMax, Inc.*	438,209
11,147	Carnival Corp.	372,979
549	Chipotle Mexican Grill, Inc.*	424,695
4,202	Darden Restaurants, Inc.	409,695
3,112	Dollar General Corp.	467,734
5,498	Dollar Tree, Inc.*	456,499
1,776	Domino’s Pizza, Inc.	602,881
8,421	D.R. Horton, Inc.	448,587
12,981	eBay, Inc.	449,662
4,388	Expedia Group, Inc.	432,745
52,895	Ford Motor Co.	368,149
4,913	Garmin Ltd.	434,260
14,128	General Motors Co.	430,904
5,091	Genuine Parts Co.	444,139
4,672	Hasbro, Inc.	360,912
4,377	Hilton Worldwide Holdings, Inc.	425,444
2,066	Home Depot, Inc. (The)	450,057
7,158	Las Vegas Sands Corp.	417,383
7,401	Lennar Corp., Class A	446,576
14,599	LKQ Corp.*	431,838
4,069	Lowe’s Cos., Inc.	433,633
3,293	Marriott International, Inc., Class A	408,332
2,262	McDonald’s Corp.	439,213

Common Stocks – (continued)
Consumer Discretionary – (continued)
15,057	MGM Resorts International	369,800
4,791	NIKE, Inc., Class B	428,220
8,868	Norwegian Cruise Line Holdings Ltd.*	330,422
127	NVR, Inc.*	465,732
1,192	O’Reilly Automotive, Inc.*	439,514
11,015	PulteGroup, Inc.	442,803
4,174	Ross Stores, Inc.	454,048
4,114	Royal Caribbean Cruises Ltd.	330,807
5,494	Starbucks Corp.	430,894
4,287	Target Corp.	441,561
548	Tesla, Inc.*	366,058
3,622	Tiffany & Co.	483,863
7,923	TJX Cos., Inc. (The)	473,795
5,329	Tractor Supply Co.	471,670
1,775	Ulta Beauty, Inc.*	456,335
2,037	Vail Resorts, Inc.	433,087
5,784	VF Corp.	416,448
3,234	Whirlpool Corp.	413,499
3,658	Wynn Resorts Ltd.	394,991
4,551	Yum! Brands, Inc.	406,177

		21,579,246

Consumer Staples – 6.4%
10,437	Altria Group, Inc.	421,342
10,702	Archer-Daniels-Midland Co.	402,930
6,956	Brown-Forman Corp., Class B	427,168
6,497	Church & Dwight Co., Inc.	451,671
2,968	Clorox Co. (The)	473,159
8,253	Coca-Cola Co. (The)	441,453
6,439	Colgate-Palmolive Co.	435,083
15,213	Conagra Brands, Inc.	406,035
2,517	Constellation Brands, Inc., Class A	433,880
1,592	Costco Wholesale Corp.	447,575
2,423	Estee Lauder Cos., Inc. (The), Class A	444,863
9,239	General Mills, Inc.	452,711
3,185	Hershey Co. (The)	458,608
10,212	Hormel Foods Corp.	424,819
4,643	JM Smucker Co. (The)	478,183
7,070	Kellogg Co.	427,523
3,386	Kimberly-Clark Corp.	444,209
16,657	Kraft Heinz Co. (The)	412,594
17,729	Kroger Co. (The)	498,717
5,263	Lamb Weston Holdings, Inc.	457,302
3,021	McCormick & Co., Inc.	441,640
8,533	Molson Coors Beverage Co., Class B	423,322
8,455	Mondelez International, Inc., Class A	446,424
7,050	Monster Beverage Corp.*	439,990
3,389	PepsiCo, Inc.	447,450
5,807	Philip Morris International, Inc.	475,419
3,865	Procter & Gamble Co. (The)	437,634
6,470	Sysco Corp.	431,226
5,788	Tyson Foods, Inc., Class A	392,600
9,278	Walgreens Boots Alliance, Inc.	424,561
4,212	Walmart, Inc.	453,548

		13,653,639

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – 4.4%
17,256	Apache Corp.	$430,019
22,786	Baker Hughes Co.	366,627
8,199	Cheniere Energy, Inc.*	420,527
4,545	Chevron Corp.	424,230
6,375	Concho Resources, Inc.	433,627
8,595	ConocoPhillips	416,170
6,631	Diamondback Energy, Inc.	411,122
6,596	EOG Resources, Inc.	417,263
8,097	Exxon Mobil Corp.	416,510
22,408	Halliburton Co.	380,040
8,421	Hess Corp.	473,092
23,123	Kinder Morgan, Inc.	443,268
41,256	Marathon Oil Corp.	341,600
9,095	Marathon Petroleum Corp.	431,285
24,414	Noble Energy, Inc.	386,473
11,990	Occidental Petroleum Corp.	392,552
6,483	ONEOK, Inc.	432,546
5,473	Phillips 66	409,709
3,572	Pioneer Natural Resources Co.	438,570
14,252	Schlumberger Ltd.	386,087
12,921	Targa Resources Corp.	418,640
5,976	Valero Energy Corp.	395,910
22,605	Williams Cos., Inc. (The)	430,625

		9,496,492

Financials – 13.8%
9,307	Aflac, Inc.	398,805
594	Alleghany Corp.*	399,316
4,049	Allstate Corp. (The)	426,157
15,089	Ally Financial, Inc.	378,281
3,684	American Express Co.	404,982
9,587	American International Group, Inc.	404,188
2,802	Ameriprise Financial, Inc.	395,923
49,396	Annaly Capital Management, Inc. REIT	437,649
2,142	Aon PLC	445,536
10,821	Arch Capital Group Ltd.*	437,493
4,638	Arthur J Gallagher & Co.	452,159
14,442	Bank of America Corp.	411,597
10,568	Bank of New York Mellon Corp. (The)	421,663
2,157	Berkshire Hathaway, Inc., Class B*	445,075
908	BlackRock, Inc.	420,413
7,676	Blackstone Group, Inc. (The), Class A	413,276
4,774	Capital One Financial Corp.	421,353
3,966	Cboe Global Markets, Inc.	452,124
10,314	Charles Schwab Corp. (The)	420,295
3,147	Chubb Ltd.	456,409
4,579	Cincinnati Financial Corp.	426,946
6,347	Citigroup, Inc.	402,781
12,681	Citizens Financial Group, Inc.	401,861
2,252	CME Group, Inc.	447,743
7,720	Comerica, Inc.	406,381
6,406	Discover Financial Services	420,105
11,170	E*TRADE Financial Corp.	511,363
1,750	Everest Re Group Ltd.	433,790
1,646	FactSet Research Systems, Inc.	437,820
10,004	Fidelity National Financial, Inc.	387,755

Common Stocks – (continued)
Financials – (continued)
16,471	Fifth Third Bancorp	401,892
4,246	First Republic Bank	427,020
2,008	Goldman Sachs Group, Inc. (The)(a)	403,146
8,412	Hartford Financial Services Group, Inc. (The)	420,179
35,008	Huntington Bancshares, Inc.	429,548
5,244	Intercontinental Exchange, Inc.	467,870
3,590	JPMorgan Chase & Co.	416,835
25,094	KeyCorp	410,287
14,894	KKR & Co., Inc., Class A	425,968
8,721	Lincoln National Corp.	395,846
9,209	Loews Corp.	420,207
2,848	M&T Bank Corp.	399,802
406	Markel Corp.*	479,730
1,368	MarketAxess Holdings, Inc.	443,683
4,233	Marsh & McLennan Cos., Inc.	442,602
9,673	MetLife, Inc.	413,231
1,820	Moody’s Corp.	436,855
8,989	Morgan Stanley	404,775
1,612	MSCI, Inc.	476,249
4,092	Nasdaq, Inc.	419,635
4,835	Northern Trust Corp.	424,320
3,224	PNC Financial Services Group, Inc. (The)	407,514
8,897	Principal Financial Group, Inc.	394,938
6,002	Progressive Corp. (The)	439,106
5,192	Prudential Financial, Inc.	391,736
5,157	Raymond James Financial, Inc.	431,280
29,863	Regions Financial Corp.	403,748
3,257	Reinsurance Group of America, Inc.	397,452
1,631	S&P Global, Inc.	433,699
6,246	State Street Corp.	425,415
1,905	SVB Financial Group*	396,545
14,872	Synchrony Financial	432,775
3,549	T. Rowe Price Group, Inc.	418,817
9,899	TD Ameritrade Holding Corp.	418,035
3,662	Travelers Cos., Inc. (The)	438,744
9,134	Truist Financial Corp.	421,443
8,955	US Bancorp	415,870
10,273	Wells Fargo & Co.	419,652
2,222	Willis Towers Watson PLC	420,514
6,489	WR Berkley Corp.	435,671

		29,621,873

Health Care – 13.6%
5,503	Abbott Laboratories	423,896
5,756	AbbVie, Inc.	493,347
5,815	Agilent Technologies, Inc.	448,162
4,718	Alexion Pharmaceuticals, Inc.*	443,633
1,892	Align Technology, Inc.*	413,118
2,553	Allergan PLC	486,780
4,049	Alnylam Pharmaceuticals, Inc.*	476,405
5,512	AmerisourceBergen Corp.	464,772
2,190	Amgen, Inc.	437,409
1,776	Anthem, Inc.	456,592
5,343	Baxter International, Inc.	445,980
1,706	Becton Dickinson and Co.	405,721

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,713	Biogen, Inc.*	$528,272
5,642	BioMarin Pharmaceutical, Inc.*	509,868
11,324	Boston Scientific Corp.*	423,404
7,552	Bristol-Myers Squibb Co.	446,021
9,412	Cardinal Health, Inc.	490,553
7,835	Centene Corp.*	415,412
6,542	Cerner Corp.	453,164
2,468	Cigna Corp.	451,496
1,387	Cooper Cos., Inc. (The)	450,179
7,154	CVS Health Corp.	423,374
2,983	Danaher Corp.	431,282
8,583	DENTSPLY SIRONA, Inc.	422,627
1,992	DexCom, Inc.*	549,792
2,145	Edwards Lifesciences Corp.*	439,382
15,337	Elanco Animal Health, Inc.*	420,234
3,384	Eli Lilly & Co.	426,824
4,989	Exact Sciences Corp.*	403,860
7,203	Gilead Sciences, Inc.	499,600
3,363	HCA Healthcare, Inc.	427,135
6,962	Henry Schein, Inc.*	424,264
8,978	Hologic, Inc.*	423,043
1,416	Humana, Inc.	452,667
1,740	IDEXX Laboratories, Inc.*	442,847
1,641	Illumina, Inc.*	435,964
6,573	Incyte Corp.*	495,670
846	Intuitive Surgical, Inc.*	451,730
3,092	IQVIA Holdings, Inc.*	431,303
3,202	Johnson & Johnson	430,605
2,661	Laboratory Corp. of America Holdings*	467,511
3,253	McKesson Corp.	454,965
4,048	Medtronic PLC	407,512
5,495	Merck & Co., Inc.	420,697
633	Mettler-Toledo International, Inc.*	444,176
21,814	Mylan NV*	374,983
5,152	PerkinElmer, Inc.	445,339
12,884	Pfizer, Inc.	430,583
4,364	Quest Diagnostics, Inc.	462,846
1,365	Regeneron Pharmaceuticals, Inc.*	606,838
2,910	ResMed, Inc.	462,574
4,355	Seattle Genetics, Inc.*	495,860
3,190	STERIS PLC	505,998
2,244	Stryker Corp.	427,684
1,268	Teleflex, Inc.	424,805
1,490	Thermo Fisher Scientific, Inc.	433,292
1,730	UnitedHealth Group, Inc.	441,081
3,507	Universal Health Services, Inc., Class B	433,956
3,433	Varian Medical Systems, Inc.*	422,156
3,148	Veeva Systems, Inc., Class A*	446,922
2,027	Vertex Pharmaceuticals, Inc.*	454,109
2,217	Waters Corp.*	432,071
3,055	West Pharmaceutical Services, Inc.	459,961
3,097	Zimmer Biomet Holdings, Inc.	421,657
3,495	Zoetis, Inc.	465,639

		29,239,602

Common Stocks – (continued)
Industrials – 12.7%
3,088	3M Co.	460,853
17,080	American Airlines Group, Inc.	325,374
4,900	AMETEK, Inc.	421,400
15,930	Arconic, Inc.	467,546
1,526	Boeing Co. (The)	419,818
3,637	Caterpillar, Inc.	451,861
6,722	C.H. Robinson Worldwide, Inc.	463,146
1,698	Cintas Corp.	452,925
4,731	Copart, Inc.*	399,675
709	CoStar Group, Inc.*	473,321
6,243	CSX Corp.	439,819
3,015	Cummins, Inc.	456,139
2,954	Deere & Co.	462,242
8,382	Delta Air Lines, Inc.	386,662
4,170	Dover Corp.	428,426
4,812	Eaton Corp. PLC	436,545
6,629	Emerson Electric Co.	424,985
3,127	Equifax, Inc.	444,159
6,627	Expeditors International of Washington, Inc.	466,673
13,148	Fastenal Co.	449,925
3,291	FedEx Corp.	464,590
6,348	Fortive Corp.	439,028
2,705	General Dynamics Corp.	431,961
38,598	General Electric Co.	419,946
2,772	Honeywell International, Inc.	449,535
1,833	Huntington Ingalls Industries, Inc.	376,736
2,872	IDEX Corp.	425,056
6,011	IHS Markit Ltd.	428,224
2,668	Illinois Tool Works, Inc.	447,637
3,506	Ingersoll-Rand PLC	452,414
5,087	Jacobs Engineering Group, Inc.	469,734
4,286	J.B. Hunt Transport Services, Inc.	413,342
12,374	Johnson Controls International PLC	452,517
2,815	Kansas City Southern	424,164
2,170	L3Harris Technologies, Inc.	429,074
2,032	Lennox International, Inc.	463,560
1,127	Lockheed Martin Corp.	416,843
9,891	Masco Corp.	408,696
2,293	Norfolk Southern Corp.	418,129
1,341	Northrop Grumman Corp.	440,974
2,377	Old Dominion Freight Line, Inc.	460,663
6,375	PACCAR, Inc.	426,488
2,355	Parker-Hannifin Corp.	435,133
2,165	Raytheon Co.	408,232
5,045	Republic Services, Inc.	455,362
2,400	Rockwell Automation, Inc.	440,400
1,258	Roper Technologies, Inc.	442,439
8,721	Southwest Airlines Co.	402,823
2,928	Stanley Black & Decker, Inc.	420,754
1,285	Teledyne Technologies, Inc.*	433,456
9,541	Textron, Inc.	387,365
757	TransDigm Group, Inc.	422,262
5,098	TransUnion	453,314
2,649	Union Pacific Corp.	423,337
6,155	United Airlines Holdings, Inc.*	379,086

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,698	United Parcel Service, Inc., Class B	$425,122
3,291	United Rentals, Inc.*	435,992
3,173	United Technologies Corp.	414,362
2,888	Verisk Analytics, Inc.	447,958
3,951	Waste Management, Inc.	437,810
6,140	Westinghouse Air Brake Technologies Corp.	421,818
1,576	W.W. Grainger, Inc.	437,403
5,612	Xylem, Inc.	434,032

		27,249,265

Information Technology – 15.8%
2,286	Accenture PLC, Class A	412,829
1,324	Adobe, Inc.*	456,939
9,820	Advanced Micro Devices, Inc.*	446,614
5,100	Akamai Technologies, Inc.*	441,201
4,676	Amphenol Corp., Class A	428,696
4,317	Analog Devices, Inc.	470,769
1,679	ANSYS, Inc.*	406,637
1,522	Apple, Inc.	416,054
7,706	Applied Materials, Inc.	447,873
2,100	Arista Networks, Inc.*	405,552
2,382	Autodesk, Inc.*	454,676
2,761	Automatic Data Processing, Inc.	427,237
1,559	Broadcom, Inc.	425,015
4,137	Broadridge Financial Solutions, Inc.	431,737
6,524	Cadence Design Systems, Inc.*	431,497
3,566	CDW Corp.	407,309
10,197	Cisco Systems, Inc.	407,166
3,931	Citrix Systems, Inc.	406,426
7,655	Cognizant Technology Solutions Corp., Class A	466,419
17,605	Corning, Inc.	420,055
9,515	Dell Technologies, Inc., Class C*	384,977
3,293	Fidelity National Information Services, Inc.	460,098
3,919	Fiserv, Inc.*	428,582
1,499	FleetCor Technologies, Inc.*	398,419
4,043	Fortinet, Inc.*	412,629
3,153	Gartner, Inc.*	407,967
2,393	Global Payments, Inc.	440,240
7,078	GoDaddy, Inc., Class A*	495,318
33,673	Hewlett Packard Enterprise Co.	430,678
22,532	HP, Inc.	468,440
7,418	Intel Corp.	411,847
3,256	International Business Machines Corp.	423,768
1,669	Intuit, Inc.	443,704
3,158	Jack Henry & Associates, Inc.	479,195
20,805	Juniper Networks, Inc.	441,482
5,129	Keysight Technologies, Inc.*	486,024
2,715	KLA Corp.	417,323
1,492	Lam Research Corp.	437,798
4,612	Leidos Holdings, Inc.	473,422
19,615	Marvell Technology Group Ltd.	417,800
1,476	Mastercard, Inc., Class A	428,409
7,783	Maxim Integrated Products, Inc.	432,890

Common Stocks – (continued)
Information Technology – (continued)
4,773	Microchip Technology, Inc.	432,959
8,749	Micron Technology, Inc.*	459,847
2,696	Microsoft Corp.	436,779
2,722	Motorola Solutions, Inc.	450,981
8,689	NetApp, Inc.	405,950
27,700	NortonLifeLock, Inc.	527,131
1,965	NVIDIA Corp.	530,688
3,604	Okta, Inc.*	461,528
8,986	Oracle Corp.	444,448
2,022	Palo Alto Networks, Inc.*	373,302
5,500	Paychex, Inc.	426,140
4,043	PayPal Holdings, Inc.*	436,604
4,500	Qorvo, Inc.*	452,610
5,461	QUALCOMM, Inc.	427,596
2,322	RingCentral, Inc., Class A*	547,411
2,579	salesforce.com, Inc.*	439,462
8,235	Seagate Technology PLC	394,868
1,380	ServiceNow, Inc.*	450,004
4,116	Skyworks Solutions, Inc.	412,341
2,893	Splunk, Inc.*	426,226
6,003	Square, Inc., Class A*	500,230
7,438	SS&C Technologies Holdings, Inc.	412,809
3,117	Synopsys, Inc.*	429,928
5,094	TE Connectivity Ltd.	422,140
6,890	Teradyne, Inc.	404,856
3,839	Texas Instruments, Inc.	438,183
10,959	Trimble, Inc.*	432,661
3,682	Twilio, Inc., Class A*	414,740
2,263	VeriSign, Inc.*	429,404
2,386	Visa, Inc., Class A	433,679
3,161	VMware, Inc., Class A*	380,964
7,095	Western Digital Corp.	394,198
17,682	Western Union Co. (The)	395,900
2,494	Workday, Inc., Class A*	432,085
5,661	Xilinx, Inc.	472,637
1,959	Zebra Technologies Corp., Class A*	413,290

		33,976,290

Materials – 4.6%
1,965	Air Products & Chemicals, Inc.	431,534
3,548	Avery Dennison Corp.	406,211
6,474	Ball Corp.	456,158
4,525	Celanese Corp.	424,173
11,823	CF Industries Holdings, Inc.	435,796
15,689	Corteva, Inc.	426,741
10,106	Dow, Inc.	408,383
9,214	DuPont de Nemours, Inc.	395,281
6,643	Eastman Chemical Co.	408,611
2,387	Ecolab, Inc.	430,734
4,906	FMC Corp.	456,749
40,330	Freeport-McMoRan, Inc.	401,687
3,468	International Flavors & Fragrances, Inc.(b)	415,397
11,628	International Paper Co.	429,771
5,942	LyondellBasell Industries NV, Class A	424,615
1,782	Martin Marietta Materials, Inc.	405,458
10,978	Newmont Corp.	489,948

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
9,942	Nucor Corp.	$411,102
4,881	Packaging Corp. of America	442,316
3,964	PPG Industries, Inc.	414,040
827	Sherwin-Williams Co. (The)	427,352
3,359	Vulcan Materials Co.	403,953
12,232	Westrock Co.	406,714

		9,752,724

Real Estate – 7.5%
2,894	Alexandria Real Estate Equities, Inc. REIT	439,541
2,045	American Tower Corp. REIT	463,806
2,220	AvalonBay Communities, Inc. REIT	445,310
3,359	Boston Properties, Inc. REIT	433,110
4,326	Camden Property Trust REIT	458,470
7,655	CBRE Group, Inc., Class A*	429,752
3,228	Crown Castle International Corp. REIT	462,540
3,885	Digital Realty Trust, Inc. REIT	466,627
13,237	Duke Realty Corp. REIT	429,805
800	Equinix, Inc. REIT	458,240
6,612	Equity LifeStyle Properties, Inc. REIT	451,798
5,805	Equity Residential REIT	435,956
1,559	Essex Property Trust, Inc. REIT	441,758
4,405	Extra Space Storage, Inc. REIT	442,086
3,815	Federal Realty Investment Trust REIT	443,837
13,321	Healthpeak Properties, Inc. REIT	421,476
28,834	Host Hotels & Resorts, Inc. REIT	417,516
15,304	Invitation Homes, Inc. REIT	439,072
15,057	Iron Mountain, Inc. REIT	457,883
3,484	Mid-America Apartment Communities, Inc. REIT	450,342
11,410	Omega Healthcare Investors, Inc. REIT	451,836
5,198	Prologis, Inc. REIT	438,087
2,175	Public Storage REIT	454,836
6,200	Realty Income Corp. REIT	448,818
7,750	Regency Centers Corp. REIT	445,160
1,911	SBA Communications Corp. REIT	506,587
3,537	Simon Property Group, Inc. REIT	435,334
3,026	Sun Communities, Inc. REIT	462,615
10,016	UDR, Inc. REIT	450,520
8,332	Ventas, Inc. REIT	448,012
49,649	VEREIT, Inc. REIT	429,960
17,964	VICI Properties, Inc. REIT	450,178
7,342	Vornado Realty Trust REIT	393,384
5,715	Welltower, Inc. REIT	427,596
17,230	Weyerhaeuser Co. REIT	447,635
5,745	W.P. Carey, Inc. REIT	444,721

		16,024,204

Utilities – 6.2%
23,559	AES Corp.	394,142
8,278	Alliant Energy Corp.	431,449
5,901	Ameren Corp.	466,179
4,721	American Electric Power Co., Inc.	421,396
3,602	American Water Works Co., Inc.	445,423
4,143	Atmos Energy Corp.	427,765
18,310	CenterPoint Energy, Inc.	421,496

Common Stocks – (continued)
Utilities – (continued)
7,206	CMS Energy Corp.	435,386
5,246	Consolidated Edison, Inc.	413,490
5,743	Dominion Energy, Inc.	448,988
3,648	DTE Energy Co.	407,372
5,026	Duke Energy Corp.	460,884
6,434	Edison International	432,300
3,719	Entergy Corp.	434,788
9,164	Essential Utilities, Inc.	394,144
6,840	Evergy, Inc.	446,994
5,360	Eversource Energy	463,426
10,098	Exelon Corp.	435,325
9,430	FirstEnergy Corp.	419,918
1,836	NextEra Energy, Inc.	464,067
16,471	NiSource, Inc.	445,046
13,032	NRG Energy, Inc.	432,793
4,973	Pinnacle West Capital Corp.	445,034
13,466	PPL Corp.	404,115
8,219	Public Service Enterprise Group, Inc.	421,717
3,055	Sempra Energy	427,028
6,982	Southern Co. (The)	421,434
11,789	UGI Corp.	424,876
22,031	Vistra Energy Corp.	423,656
4,872	WEC Energy Group, Inc.	449,832
7,006	Xcel Energy, Inc.	436,614

		13,397,077

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $211,787,693)		$214,053,123

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
410,677	1.507%	$410,677
(Cost $410,677)

TOTAL INVESTMENTS – 100.0%
(Cost $212,198,370)		$214,463,800

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(52,793)

NET ASSETS – 100.0%		$214,411,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $211,376,288)(a)	$213,649,977

Investments in affiliated issuers, at value (cost $411,405)	403,146

Investments in securities lending reinvestment vehicle, at value which equals cost	410,677

Cash	9,662

Receivables:

Dividends	364,925

Securities lending income	224

Total assets	214,838,611

Liabilities:

Payables:

Upon return of securities loaned	410,677

Management fees	16,927

Total liabilities	427,604

Net Assets:

Paid-in capital	213,797,199

Total distributable earnings	613,808

NET ASSETS	$214,411,007
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	4,650,000

Net asset value per share:	$46.11

(a)	Includes loaned securities having a market value of $394,316.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuers	$2,156,063

Dividends — affiliated issuers	4,728

Securities lending income — unaffiliated issuer	760

Total investment income	2,161,551

Expenses:

Management fees	86,410

Trustee fees	3,998

Total expenses	90,408

NET INVESTMENT INCOME	2,071,143

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,752,035)

Investments — affiliated issuers	(2,074)

In-kind redemptions — unaffiliated issuers	1,480,341

In-kind redemptions — affiliated issuers	977

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(4,866,700)

Investments — affiliated issuers	(10,755)

Net realized and unrealized loss	(5,150,246)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,079,103)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$2,071,143	$1,967,256

Net realized gain (loss)	(272,791)	3,599,212

Net change in unrealized gain (loss)	(4,877,455)	2,986,124

Net increase (decrease) in net assets resulting from operations	(3,079,103)	8,552,592

Distributions to shareholders:

From distributable earnings	(1,656,057)	(1,705,332)

From share transactions:

Proceeds from sales of shares	55,197,258	133,769,866

Cost of shares redeemed	(5,040,102)	(48,065,915)

Net increase in net assets resulting from share transactions	50,157,156	85,703,951

TOTAL INCREASE	45,421,996	92,551,211

Net assets:
Beginning of period	$168,989,011	$76,437,800

End of period	$214,411,007	$168,989,011

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019	For the Period September 12, 2017* to August 31, 2018
Per Share Operating Performance:

Net asset value, beginning of period	$46.30		$46.33	$40.58

Net investment income(a)	0.51	(b)	0.81	0.77

Net realized and unrealized gain (loss)	(0.29)		(0.10)	5.52

Total gain from investment operations	0.22		0.71	6.29

Distributions to shareholders from net investment income	(0.41)		(0.74)	(0.54)

Net asset value, end of period	$46.11		$46.30	$46.33

Market price, end of period	$45.79		$46.32	$46.35

Total Return at Net Asset Value(c)	0.43%		1.62%	15.60%

Net assets, end of period (in 000’s)	$214,411		$168,989	$76,438

Ratio of total expenses to average net assets	0.09	%(d)	0.09%	0.09	%(d)

Ratio of net investment income to average net assets	2.06	%(b)(d)	1.81%	1.82	%(d)

Portfolio turnover rate(e)	20%		39%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.15% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index (GTR) (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange- traded fund (“ETF”). Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro- rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

12

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker

13

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 29, 2020:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$214,053,123	$—	$—

Securities Lending Reinvestment Vehicle	410,677	—	—

Total	$214,463,800	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the six months ended February 29, 2020, the unitary management fee rate with GSAM was 0.09%.

B.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Fund’s investment in The Goldman Sachs Group, Inc. for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Ending value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
$332,985	$142,102	$(60,089)	$(1,097)	$(10,755)	$403,146	2,008	$4,728

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional

14

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	1,100,000	$55,197,252	3,100,000	$133,769,847
Shares Redeemed	(100,000)	(5,040,102)	(1,100,000)	(48,065,915)

NET INCREASE (DECREASE) IN SHARES	1,000,000	$50,157,150	2,000,000	$85,703,932

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2020, were $39,558,719 and $38,850,675, respectively.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2020, were $55,092,303 and $4,947,872, respectively.

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

15

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020 are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended February 29, 2020, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
$320,144	$3,684,698	$(3,594,165)	$410,677

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2019, the Fund’s capital loss carryforwards and certain timing differences on a tax-basis were as follows:

Equal Weight U.S. Large Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$(32,643)
Perpetual Long-Term	—
Timing differences (Post-October Capital Loss Deferral)	$(378,266)

16

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

8. TAX INFORMATION (continued)

As of February 29, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Equal Weight U.S. Large Cap Equity ETF
Tax Cost	$214,059,488
Gross unrealized gain	14,506,621
Gross unrealized loss	(14,102,309)
Net unrealized gains	$404,312

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year and prior tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Index Risk — Solactive AG (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

17

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. OTHER RISKS (continued)

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of its Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to the portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Fund Expenses — Six Months Ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.

The example is based on an investment of $l,000 invested at the beginning of the period from September 1, 2019 and held for the six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Equal Weight U.S. Large Cap Equity ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,004.30		$0.45
Hypothetical 5% return	$1,000	$1,024.42	+	$0.45

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund

Equal Weight U.S. Large Cap Equity ETF	0.09%

19

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual

20

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (Unaudited) (continued)

Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and its service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using ranking compiled by the Outside Data Provider as of March 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2019. The information on the Fund’s investment performance was provided for the one-year period ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its index and a separate account composite with a comparable investment strategy. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable by the Investment Adviser to Solactive AG for the use of its index. The Trustees also considered information previously provided regarding fees and expenses of

21

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (Unaudited) (continued)

comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund does not have management fee breakpoints. The Trustees considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2020.

22

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMERS

The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Large Cap Equal Weight Index (GTR) (“Solactive Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of Goldman Sachs Equal Weight U.S. Large Cap Equity ETF. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2020 Goldman Sachs. All rights reserved. Info to come 200057-OTU-04/2020 GST 1138 EQWUSLCESAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Hedge Industry VIP ETF

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

Goldman Sachs Hedge Industry VIP ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Hedge Industry VIP ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$60.77
Net Asset Value (NAV)[1]	$60.95

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019– February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Goldman Sachs Hedge Fund VIP IndexTM3	S&P 500® Index[4]

Shares	7.43%	6.79%	7.67%	1.92%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Index is owned and maintained by the Index Provider. The Index is calculated by Solactive AG. The Index consists of the US-listed stocks whose performance is expected to influence the long portfolios of hedge funds. Those stocks are defined as the positions that appear most frequently among the top 10 long equity holdings within the portfolios of fundamentally-driven hedge fund managers. It is not possible to invest directly in an unmanaged index.

[4]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	Country

Zayo Group Holdings, Inc.	2.3%	Communication Services	United States
Tiffany & Co.	2.3	Consumer Discretionary	United States
WABCO Holdings, Inc.	2.3	Industrials	United States
RingCentral, Inc., Class A	2.2	Information Technology	United States
Netflix, Inc.	2.2	Communication Services	United States
PG&E Corp.	2.2	Utilities	United States
Alibaba Group Holding Ltd. ADR	2.2	Consumer Discretionary	China
Carvana Co.	2.1	Consumer Discretionary	United States
Sea Ltd. ADR	2.1	Communication Services	Taiwan
Charter Communications, Inc., Class A	2.1	Communication Services	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 29, 2020

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Standard & Poor’s. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.5% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP IndexTM.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Communication Services – 18.7%
1,319	Alphabet, Inc., Class A*	$1,766,471
3,744	Charter Communications, Inc., Class A*	1,846,428
43,451	Comcast Corp., Class A	1,756,724
9,350	Facebook, Inc., Class A*	1,799,595
5,265	Netflix, Inc.*	1,942,943
15,892	Nexstar Media Group, Inc., Class A	1,827,262
41,300	Sea Ltd. ADR (Taiwan)*	1,860,978
14,352	Walt Disney Co. (The)	1,688,513
57,366	Zayo Group Holdings, Inc.*	2,007,236

		16,496,150

Consumer Discretionary – 18.1%
9,118	Alibaba Group Holding Ltd. ADR (China)*	1,896,544
938	Amazon.com, Inc.*	1,766,958
1,006	Booking Holdings, Inc.*	1,705,834
22,598	Carvana Co.*	1,873,600
29,054	Eldorado Resorts, Inc.*(a)	1,457,930
8,173	Home Depot, Inc. (The)	1,780,406
47,716	JD.com, Inc. ADR (China)*	1,837,543
2,503	Tesla, Inc.*	1,671,979
14,915	Tiffany & Co.	1,992,495

		15,983,289

Financials – 9.6%
57,465	Bank of America Corp.	1,637,752
8,830	Berkshire Hathaway, Inc., Class B*	1,821,982
25,418	Citigroup, Inc.	1,613,026
14,569	JPMorgan Chase & Co.	1,691,607
59,710	KKR & Co., Inc., Class A	1,707,706

		8,472,073

Health Care – 5.7%
30,170	Bristol-Myers Squibb Co.	1,781,840
30,839	Centene Corp.*	1,635,084
9,089	Cigna Corp.	1,662,742

		5,079,666

Industrials – 9.7%
5,882	Boeing Co. (The)	1,618,197
34,001	Delta Air Lines, Inc.	1,568,466
3,096	TransDigm Group, Inc.	1,726,980
50,496	Uber Technologies, Inc.*	1,710,300
14,724	WABCO Holdings, Inc.*	1,989,212

		8,613,155

Information Technology – 36.1%
5,275	Adobe, Inc.*	1,820,508
6,163	Apple, Inc.	1,684,718
12,720	Fidelity National Information Services, Inc.	1,777,238
16,372	Fiserv, Inc.*	1,790,442
9,704	Global Payments, Inc.	1,785,245
25,547	GoDaddy, Inc., Class A*	1,787,779
21,709	InterXion Holding NV (Netherlands)*	1,842,877
5,874	Mastercard, Inc., Class A	1,704,929

Common Stocks – (continued)
Information Technology – (continued)
34,234	Micron Technology, Inc.*	1,799,339
10,805	Microsoft Corp.	1,750,518
14,609	NXP Semiconductors NV (Netherlands)	1,660,897
16,283	PayPal Holdings, Inc.*	1,758,401
8,262	RingCentral, Inc., Class A*	1,947,767
10,543	salesforce.com, Inc.*	1,796,527
5,623	ServiceNow, Inc.*	1,833,604
30,224	SS&C Technologies Holdings, Inc.	1,677,432
15,678	Twilio, Inc., Class A*	1,765,970
9,523	Visa, Inc., Class A	1,730,900

		31,915,091

Utilities – 2.2%
123,621	PG&E Corp.*	1,916,125

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $80,599,438)		$88,475,549

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
441,252	1.507%	$441,252
(Cost $441,252)

TOTAL INVESTMENTS – 100.6%
(Cost $81,040,690)		$88,916,801

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(541,449)

NET ASSETS – 100.0%		$88,375,352

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:

Investments at value (cost $80,599,438)(a)	$88,475,549

Investments in securities lending reinvestment vehicle, at value which equals cost	441,252

Receivables:

Dividends	33,159

Securities lending income	209

Total assets	88,950,169

Liabilities:

Payables:

Upon return of securities loaned	441,252

Due to custodian	98,701

Management fees	34,864

Total liabilities	574,817

Net Assets:

Paid-in capital	88,686,348

Total distributable earnings (loss)	(310,996)

NET ASSETS	$88,375,352
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,450,000

Net asset value per share:	$60.95

(a)	Includes loaned securities having a market value of $434,157.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuer (net of foreign withholding taxes of $792)	$341,966

Securities lending income — unaffiliated issuer	2,129

Total investment income	344,095

Expenses:

Management fees	193,901

Trustee fees	3,100

Total expenses	197,001

NET INVESTMENT INCOME	147,094

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	(2,059,184)

In-kind redemptions	4,243,579

Net change in unrealized gain (loss) on:

Investments	3,271,911

Net realized and unrealized gain	5,456,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,603,400

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$147,094	$822,518

Net realized gain (loss)	2,184,395	(1,362,981)

Net change in unrealized gain (loss)	3,271,911	(6,015,036)

Net increase (decrease) in net assets resulting from operations	5,603,400	(6,555,499)

Distributions to shareholders:

From distributable earnings	(179,277)	(814,931)

From share transactions:

Proceeds from sales of shares	30,979,192	43,224,579
Cost of shares redeemed	(27,635,846)	(66,400,806)
Net increase (decrease) in net assets resulting from share transactions	3,343,346	(23,176,227)
TOTAL INCREASE (DECREASE)	8,767,469	(30,546,657)

Net assets:
Beginning of period	$79,607,883	$110,154,540

End of period	$88,375,352	$79,607,883

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period November 1, 2016* to August 31, 2017
			2019	2018
Per Share Operating Performance:

Net asset value, beginning of period	$56.86		$57.98	$50.46	$40.00

Net investment income(a)	0.10	(b)	0.51	0.17	0.32	(c)

Net realized and unrealized gain (loss)	4.11		(1.11)	7.52	10.31

Total gain (loss) from investment operations	4.21		(0.60)	7.69	10.63

Distributions to shareholders from net investment income	(0.12)		(0.52)	(0.17)	(0.17)

Net asset value, end of period	$60.95		$56.86	$57.98	$50.46

Market price, end of period	$60.77		$57.03	$57.98	$50.48

Total Return at Net Asset Value(d)	7.43%		(0.99)%	15.27%	26.61%

Net assets, end of period (in 000’s)	$88,375		$79,608	$110,155	$45,410

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45	%(e)

Ratio of net investment income to average net assets	0.34	%(b)(e)	0.91%	0.31%	0.84	%(c)(e)

Portfolio turnover rate(f)	54%		103%	129%	116%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.11% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.11 per share and 0.24% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Hedge Industry VIP ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs Hedge Fund VIP Index™ (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares at its NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

8

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

9

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 29, 2020:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,595,065	$—	$—

Europe	3,503,774	—	—

North America	79,376,710	—	—

Securities Lending Reinvestment Vehicle	441,252	—	—

Total	$88,916,801	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the six months ended February 29, 2020, the unitary management fee rate with GSAM was 0.45%.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses

10

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Hedge Industry VIP ETF

	For the Six Months Ended February 29, 2020 (unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	500,000	$30,979,154.00	750,000	$43,224,538
Shares Redeemed	(450,000)	(27,635,846)	(1,250,000)	(66,400,806)

NET INCREASE (DECREASE) IN SHARES	50,000	$3,343,308	(500,000)	$(23,176,268)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were $46,452,075 and $47,061,271, respectively.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2020, were $30,712,854 and $26,459,285 respectively.

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls

11

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended February 29, 2020, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
$261,175	$24,985,725	$(24,805,648)	$441,252

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2019, the Fund’s capital loss carryforwards on a tax-basis were as follows:

Goldman Sachs Hedge Industry VIP ETF
Capital loss carryforwards:
Perpetual Short-Term	$(2,364,672)

As of February 29, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Goldman Sachs Hedge Industry VIP ETF
Tax Cost	$81,725,437
Gross unrealized gain	10,506,752
Gross unrealized loss	(3,315,388)
Net unrealized gains (losses) on securities	$7,191,364

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year and prior two tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

12

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

9. OTHER RISKS

The Fund’s portfolio’s risks include, but are not limited to, the following:

Index Risk — GSAM (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

14

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Fund Expenses — Six Months Ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2019 and held for the six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hedge Industry VIP ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,074.30		$2.32
Hypothetical 5% return	$1,000	$1,022.63	+	$2.26

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
Hedge Industry VIP ETF	0.45%

15

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Hedge Industry VIP ETF (Unaudited)

Background

The Goldman Sachs Hedge Industry VIP ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar exchange-traded funds (“ETFs”), as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(e)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual

16

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Hedge Industry VIP ETF (Unaudited) (continued)

Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and its service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track a proprietary index created by the Investment Adviser. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using ranking compiled by the Outside Data Provider as of March 31, 2019, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of June 30, 2019. The information on the Fund’s investment performance was provided for the one-year period ending on the applicable dates. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its proprietary index, a comparable market capitalization-weighted reference index, and a separate account composite with a comparable investment strategy. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its proprietary index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. The Trustees noted that no license fee would be payable to the Investment Adviser by the Fund

17

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Hedge Industry VIP ETF (Unaudited) (continued)

for use of the index created by the Investment Adviser. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses paid by the Fund.

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund does not have management fee breakpoints. The Trustees considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2020.

18

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMER

GOLDMAN SACHS ASSET MANAGEMENT, L.P., THE GOLDMAN SACHS GROUP, INC., AND GOLDMAN SACHS & CO. LLC (COLLECTIVELY, “GOLDMAN SACHS”) DOES NOT GUARANTEE NOR MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OR SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE INDEX TO TRACK GENERAL MARKET PERFORMANCE. GOLDMAN SACHS, IN ITS CAPACITY AS THE INDEX PROVIDER OF THE INDEX, LICENSES CERTAIN TRADEMARKS AND TRADE NAMES TO THE FUND. GOLDMAN SACHS HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE INDEX. GOLDMAN SACHS, ITS AFFILIATES AND ANY OF ITS CLIENTS MAY HOLD LONG OR SHORT POSITIONS IN SECURITIES HELD BY THE FUND OR IN RELATED DERIVATIVES, INCLUDING THOSE LINKED TO THE INDEX. GOLDMAN SACHS DOES NOT GUARANTEE THE ADEQUACY, TIMELINESS, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO. GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN OR IN THE CALCULATION THEREOF. GOLDMAN SACHS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN AS TO THE RESULTS TO BE OBTAINED BY THE FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, GOLDMAN SACHS HEREBY EXPRESSLY DISCLAIMS ANY AND ALL LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2020 Goldman Sachs. All rights reserved. 200063-OTU-04/2020 GST 1140 HEDVIPETFSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

JUST U.S. Large Cap Equity ETF

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

Goldman Sachs JUST U.S. Large Cap Equity ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Goldman Sachs JUST U.S. Large Cap Equity ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$42.34
Net Asset Value (NAV)[1]	$42.51

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019– February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	JUST US Large Cap Diversified Index[3]	Russell 1000® Index[4]

Shares	1.97%	1.51%	2.07%	1.97%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade at 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	“JUST” and “JUST Capital” are trademarks of JUST Capital Foundation, Inc. or its affiliates and have been licensed for use in connection with the issuance and distribution of the Goldman Sachs JUST U.S. Large Cap Equity ETF. JUST Capital Foundation, Inc. and its affiliates do not in any way recommend the purchase, sale or holding of any security based on the JUST US Large Cap Diversified Index including the Goldman Sachs JUST U.S. Large Cap Equity ETF, or have any involvement in their operations or distribution. JUST Capital Foundation, Inc., its affiliates, calculation agent, and data providers expressly disclaim all representations, warranties, and liabilities relating to or in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose). Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index. Russell does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. In no event shall any Russell party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation, lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

[4]	The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000® is a subset of the Russell 3000® Index. It represents the top companies by market capitalization. The Russell 1000® typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large cap investing. It is not possible to invest directly in an unmanaged index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[5]

Holding	% of Net Assets	Line of Business	County

Microsoft Corp.	5.1%	Information Technology	United States
Apple, Inc.	5.1	Information Technology	United States
Amazon.com, Inc.	3.8	Consumer Discretionary	United States
Facebook, Inc., Class A	1.9	Communication Services	United States
JPMorgan Chase & Co.	1.9	Financials	United States
Alphabet, Inc., Class C	1.7	Communication Services	United States
Alphabet, Inc., Class A	1.7	Communication Services	United States
Johnson & Johnson	1.7	Health Care	United States
Visa, Inc., Class A	1.6	Information Technology	United States
Procter & Gamble Co. (The)	1.5	Consumer Staples	United States

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS BENCHMARK SECTOR ALLOCATION[6]

As of February 29, 2020

[6]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by GICS. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Investments in the securities lending vehicle represented 0.1% of the Fund’s net assets as of February 29, 2020. Figures above may not sum to 100% due to rounding.

[7]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 10.8%
4,329	Activision Blizzard, Inc.	$251,645
1,339	Alphabet, Inc., Class A*	1,793,256
1,342	Alphabet, Inc., Class C*	1,797,381
30,029	AT&T, Inc.	1,057,621
23,232	Comcast Corp., Class A	939,270
801	Discovery, Inc., Class A*	20,586
1,745	Discovery, Inc., Class C*	43,799
1,647	Electronic Arts, Inc.*	166,956
10,627	Facebook, Inc., Class A*	2,045,379
1,973	Interpublic Group of Cos., Inc. (The)	42,143
235	John Wiley & Sons, Inc., Class A	8,740
138	Liberty Media Corp.-Liberty Formula One, Class A*	5,174
1,035	Liberty Media Corp.-Liberty Formula One, Class C*	40,427
2,188	Netflix, Inc.*	807,438
747	New York Times Co. (The), Class A	27,983
1,133	Omnicom Group, Inc.	78,494
1,270	T-Mobile US, Inc.*	114,503
548	TripAdvisor, Inc.	12,851
3,340	Twitter, Inc.*	110,888
52	United States Cellular Corp.*	1,633
17,125	Verizon Communications, Inc.	927,490
9,104	Walt Disney Co. (The)	1,071,085
312	Zillow Group, Inc., Class A*	17,369
684	Zillow Group, Inc., Class C*	38,174
4,876	Zynga, Inc., Class A*	32,718

		11,453,003

Consumer Discretionary – 10.0%
351	Advance Auto Parts, Inc.	46,676
2,146	Amazon.com, Inc.*	4,042,527
1,462	Aptiv PLC	114,197
1,143	Best Buy Co., Inc.	86,468
221	Booking Holdings, Inc.*	374,741
1,171	BorgWarner, Inc.	37,004
2,970	Caesars Entertainment Corp.*	37,749
846	CarMax, Inc.*	73,864
245	Carvana Co.*	20,313
678	Darden Restaurants, Inc.	66,105
3,954	eBay, Inc.	136,967
615	Etsy, Inc.*	35,553
741	Expedia Group, Inc.	73,077
22,648	Ford Motor Co.	157,630
1,130	Gap, Inc. (The)	16,193
7,104	General Motors Co.	216,672
1,440	Gentex Corp.	38,448
28	Graham Holdings Co., Class B	14,081
249	Grand Canyon Education, Inc.*	20,089
718	Hasbro, Inc.	55,465
448	Hilton Grand Vacations, Inc.*	11,944
1,445	Hilton Worldwide Holdings, Inc.	140,454
5,680	Home Depot, Inc. (The)	1,237,331
179	Hyatt Hotels Corp., Class A(a)	13,711
841	Kohl’s Corp.	32,925
1,189	L Brands, Inc.	25,754

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,758	Las Vegas Sands Corp.	102,509
348	Lear Corp.	38,698
3,993	Lowe’s Cos., Inc.	425,534
1,431	Marriott International, Inc., Class A	177,444
2,591	MGM Resorts International	63,635
347	Mohawk Industries, Inc.*	42,039
6,733	NIKE, Inc., Class B	601,796
547	Nordstrom, Inc.	18,981
1,103	Norwegian Cruise Line Holdings Ltd.*	41,098
167	Penske Automotive Group, Inc.	7,685
222	Pool Corp.	46,833
1,442	PulteGroup, Inc.	57,968
438	PVH Corp.	32,460
275	Ralph Lauren Corp.	29,015
897	Royal Caribbean Cruises Ltd.	72,128
928	Service Corp. International	44,349
6,119	Starbucks Corp.	479,913
1,571	Tapestry, Inc.	36,840
2,579	Target Corp.	265,637
637	Tiffany & Co.	85,097
6,342	TJX Cos., Inc. (The)	379,252
752	Toll Brothers, Inc.	27,847
626	Tractor Supply Co.	55,407
1,063	Under Armour, Inc., Class A*	15,084
1,107	Under Armour, Inc., Class C*	13,815
347	Urban Outfitters, Inc.*	8,158
1,742	VF Corp.	125,424
350	Wayfair, Inc., Class A*	22,123
349	Whirlpool Corp.	44,623
454	Wyndham Destinations, Inc.	18,115
1,568	Yum! Brands, Inc.	139,944

		10,645,389

Consumer Staples – 7.2%
3,146	Archer-Daniels-Midland Co.	118,447
249	Brown-Forman Corp., Class A	14,614
1,709	Brown-Forman Corp., Class B	104,950
784	Bunge Ltd.	36,809
948	Campbell Soup Co.	42,774
1,407	Church & Dwight Co., Inc.	97,815
715	Clorox Co. (The)	113,985
21,746	Coca-Cola Co. (The)	1,163,193
4,802	Colgate-Palmolive Co.	324,471
2,743	Conagra Brands, Inc.	73,211
2,268	Costco Wholesale Corp.	637,625
3,430	General Mills, Inc.	168,070
826	Hershey Co. (The)	118,936
1,570	Hormel Foods Corp.	65,312
372	Ingredion, Inc.	30,988
624	JM Smucker Co. (The)	64,266
1,399	Kellogg Co.	84,597
1,938	Kimberly-Clark Corp.	254,246
697	McCormick & Co., Inc.	101,894
8,135	Mondelez International, Inc., Class A	429,528
7,976	PepsiCo, Inc.	1,053,071
14,043	Procter & Gamble Co. (The)	1,590,089

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,462	Sysco Corp.	$164,092
1,248	US Foods Holding Corp.*	41,983
7,304	Walmart, Inc.	786,495

		7,681,461

Energy – 3.4%
1,840	Apache Corp.	45,853
3,156	Baker Hughes Co.	50,780
9,422	Chevron Corp.	879,449
489	Cimarex Energy Co.	16,161
950	Concho Resources, Inc.	64,619
5,407	ConocoPhillips	261,807
1,845	Devon Energy Corp.	29,963
2,841	EOG Resources, Inc.	179,722
1,183	EQT Corp.	6,944
1,003	Equitrans Midstream Corp.	7,081
20,974	Exxon Mobil Corp.	1,078,903
4,287	Halliburton Co.	72,708
1,770	Kosmos Energy Ltd. (Ghana)	5,398
4,014	Marathon Oil Corp.	33,236
4,401	Occidental Petroleum Corp.	144,089
2,025	ONEOK, Inc.	135,108
1,327	Parsley Energy, Inc., Class A	17,782
2,215	Phillips 66	165,815
803	Pioneer Natural Resources Co.	98,592
984	Range Resources Corp.(a)	2,726
6,821	Schlumberger Ltd.	184,781
5,848	Williams Cos., Inc. (The)	111,404

		3,592,921

Financials – 12.3%
265	Affiliated Managers Group, Inc.	19,933
1,773	Allstate Corp. (The)	186,608
2,127	Ally Financial, Inc.	53,324
3,734	American Express Co.	410,479
4,851	American International Group, Inc.	204,518
708	Ameriprise Financial, Inc.	100,040
1,308	Aon PLC	272,064
880	Associated Banc-Corp.	14,898
348	Assurant, Inc.	41,965
45,643	Bank of America Corp.	1,300,825
226	Bank of Hawaii Corp.	16,819
4,590	Bank of New York Mellon Corp. (The)	183,141
650	BlackRock, Inc.	300,956
174	BOK Financial Corp.(a)	12,598
2,637	Capital One Financial Corp.	232,742
6,468	Charles Schwab Corp. (The)	263,571
12,145	Citigroup, Inc.	770,722
2,429	Citizens Financial Group, Inc.	76,975
147	CNA Financial Corp.	6,112
809	Comerica, Inc.	42,586
1,741	Discover Financial Services	114,175
617	Eaton Vance Corp.	25,457
2,266	Equitable Holdings, Inc.	48,492
148	Erie Indemnity Co., Class A	21,152
193	FactSet Research Systems, Inc.	51,336

Common Stocks – (continued)
Financials – (continued)
3,945	Fifth Third Bancorp	96,258
610	First American Financial Corp.	34,831
1,714	First Horizon National Corp.	22,848
926	First Republic Bank	93,128
1,778	Goldman Sachs Group, Inc. (The)(b)	356,969
224	Hanover Insurance Group, Inc. (The)	26,553
2,017	Hartford Financial Services Group, Inc. (The)	100,749
5,778	Huntington Bancshares, Inc.	70,896
3,017	Intercontinental Exchange, Inc.	269,177
2,121	Invesco Ltd.	30,542
17,505	JPMorgan Chase & Co.	2,032,506
5,488	KeyCorp	89,729
1,130	Lincoln National Corp.	51,291
452	LPL Financial Holdings, Inc.	35,925
2,817	Marsh & McLennan Cos., Inc.	294,546
4,361	MetLife, Inc.	186,302
913	Moody’s Corp.	219,147
6,464	Morgan Stanley	291,074
101	Morningstar, Inc.	14,837
447	MSCI, Inc.	132,062
642	Nasdaq, Inc.	65,837
1,082	Northern Trust Corp.	94,956
423	Pinnacle Financial Partners, Inc.	22,267
2,443	PNC Financial Services Group, Inc. (The)	308,795
238	Primerica, Inc.	26,499
1,539	Principal Financial Group, Inc.	68,316
3,251	Progressive Corp. (The)	237,843
2,285	Prudential Financial, Inc.	172,403
5,385	Regions Financial Corp.	72,805
343	Reinsurance Group of America, Inc.	41,856
249	RenaissanceRe Holdings Ltd. (Bermuda)	42,430
1,348	S&P Global, Inc.	358,447
289	SVB Financial Group*	60,158
3,646	Synchrony Financial	106,099
1,261	T. Rowe Price Group, Inc.	148,811
1,511	TD Ameritrade Holding Corp.	63,810
275	Texas Capital Bancshares, Inc.*	12,947
263	TFS Financial Corp.	5,376
1,440	Travelers Cos., Inc. (The)	172,526
7,495	Truist Financial Corp.	345,819
1,235	Umpqua Holdings Corp.	19,007
1,148	Unum Group	26,760
8,000	US Bancorp	371,520
744	Voya Financial, Inc.	39,164
21,299	Wells Fargo & Co.	870,064
747	Willis Towers Watson PLC	141,370

		13,116,743

Health Care – 13.9%
8,503	Abbott Laboratories	654,986
1,783	Agilent Technologies, Inc.	137,416
290	Agios Pharmaceuticals, Inc.*	13,769
382	Align Technology, Inc.*	83,410
1,634	Allergan PLC	311,555
517	Alnylam Pharmaceuticals, Inc.*	60,830

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,969	Amgen, Inc.	$592,998
1,248	Anthem, Inc.	320,848
2,444	Baxter International, Inc.	204,001
1,332	Becton Dickinson and Co.	316,776
887	Biogen, Inc.*	273,542
881	BioMarin Pharmaceutical, Inc.*	79,616
6,864	Boston Scientific Corp.*	256,645
11,643	Bristol-Myers Squibb Co.	687,636
1,452	Cardinal Health, Inc.	75,678
246	Charles River Laboratories International, Inc.*	38,270
1,816	Cigna Corp.	332,219
6,684	CVS Health Corp.	395,559
3,588	Danaher Corp.	518,753
1,047	Edwards Lifesciences Corp.*	214,467
1,842	Elanco Animal Health, Inc.*	50,471
4,168	Eli Lilly & Co.	525,710
647	Exact Sciences Corp.*	52,375
6,335	Gilead Sciences, Inc.	439,396
1,330	HCA Healthcare, Inc.	168,923
722	Henry Schein, Inc.*	43,999
1,337	Hologic, Inc.*	62,999
648	Humana, Inc.	207,153
427	IDEXX Laboratories, Inc.*	108,676
736	Illumina, Inc.*	195,533
875	Incyte Corp.*	65,984
563	Intuitive Surgical, Inc.*	300,619
13,143	Johnson & Johnson	1,767,471
948	McKesson Corp.	132,587
6,669	Medtronic PLC	671,368
12,581	Merck & Co., Inc.	963,201
149	Mettler-Toledo International, Inc.*	104,553
314	PRA Health Sciences, Inc.*	29,579
655	Quest Diagnostics, Inc.	69,469
405	Regeneron Pharmaceuticals, Inc.*	180,051
704	ResMed, Inc.	111,908
250	Sage Therapeutics, Inc.*	11,750
1,702	Stryker Corp.	324,384
1,945	Thermo Fisher Scientific, Inc.	565,606
4,650	UnitedHealth Group, Inc.	1,185,564
443	Varian Medical Systems, Inc.*	54,476
1,263	Vertex Pharmaceuticals, Inc.*	282,950
359	Waters Corp.*	69,966
1,022	Zimmer Biomet Holdings, Inc.	139,145
2,349	Zoetis, Inc.	312,957

		14,767,797

Industrials – 8.9%
3,214	3M Co.	479,657
908	AECOM*	40,805
2,237	Arconic, Inc.	65,656
3,058	Boeing Co. (The)	841,286
547	BWX Technologies, Inc.	29,997
3,172	Caterpillar, Inc.	394,089
875	Cummins, Inc.	132,379
1,847	Deere & Co.	289,019

Common Stocks – (continued)
Industrials – (continued)
2,960	Delta Air Lines, Inc.	136,545
2,421	Eaton Corp. PLC	219,633
3,569	Emerson Electric Co.	228,809
1,001	Expeditors International of Washington, Inc.	70,490
1,409	FedEx Corp.	198,909
804	Fluor Corp.	7,493
802	Fortune Brands Home & Security, Inc.	49,523
50,242	General Electric Co.	546,633
955	Graco, Inc.	47,101
493	Hexcel Corp.	31,863
240	Huntington Ingalls Industries, Inc.	49,327
1,868	Illinois Tool Works, Inc.	313,413
1,402	Ingersoll-Rand PLC	180,914
759	Jacobs Engineering Group, Inc.	70,086
4,534	Johnson Controls International PLC	165,808
570	Kansas City Southern	85,888
657	KAR Auction Services, Inc.	12,647
214	Lennox International, Inc.	48,820
1,446	Lockheed Martin Corp.	534,832
432	Macquarie Infrastructure Corp.	16,956
348	ManpowerGroup, Inc.	26,427
247	MSC Industrial Direct Co., Inc., Class A	15,270
1,838	Nielsen Holdings PLC	33,470
345	Nordson Corp.	50,128
1,537	Norfolk Southern Corp.	280,272
920	Northrop Grumman Corp.	302,533
372	Old Dominion Freight Line, Inc.	72,094
393	Oshkosh Corp.	28,355
637	Owens Corning	35,984
1,626	Raytheon Co.	306,599
1,250	Republic Services, Inc.	112,825
668	Rockwell Automation, Inc.	122,578
331	Snap-on, Inc.	47,912
2,447	Southwest Airlines Co.	113,027
875	Stanley Black & Decker, Inc.	125,737
384	Timken Co. (The)	17,219
614	Toro Co. (The)	43,858
4,069	Union Pacific Corp.	650,267
1,200	United Airlines Holdings, Inc.*	73,908
4,049	United Parcel Service, Inc., Class B	366,394
447	United Rentals, Inc.*	59,219
4,711	United Technologies Corp.	615,209
938	Univar Solutions, Inc.*	15,937
946	Verisk Analytics, Inc.	146,734
2,480	Waste Management, Inc.	274,809
327	Woodward, Inc.	33,746
242	W.W. Grainger, Inc.	67,165
544	XPO Logistics, Inc.*	40,240
1,041	Xylem, Inc.	80,511

		9,447,005

Information Technology – 24.6%
287	2U, Inc.*	6,747
3,674	Accenture PLC, Class A	663,488
2,140	Adobe, Inc.*	738,557

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,546	Advanced Micro Devices, Inc.*	$206,752
710	Akamai Technologies, Inc.*	61,422
246	Alliance Data Systems Corp.	21,126
1,618	Analog Devices, Inc.	176,443
19,791	Apple, Inc.	5,410,068
4,085	Applied Materials, Inc.	237,420
975	Autodesk, Inc.*	186,108
2,532	Automatic Data Processing, Inc.	391,802
571	Avnet, Inc.	17,518
778	Booz Allen Hamilton Holding Corp.	55,471
661	Broadridge Financial Solutions, Inc.	68,982
1,249	Cadence Design Systems, Inc.*	82,609
635	CDW Corp.	72,530
686	Ciena Corp.*	26,377
19,043	Cisco Systems, Inc.	760,387
541	Citrix Systems, Inc.	55,934
148	Coherent, Inc.*	19,049
667	Dell Technologies, Inc., Class C*	26,987
687	DocuSign, Inc.*	59,295
334	Dolby Laboratories, Inc., Class A	21,944
946	Dropbox, Inc., Class A*	18,504
202	Elastic NV*	14,920
254	F5 Networks, Inc.*	30,467
385	Gartner, Inc.*	49,815
5,875	Hewlett Packard Enterprise Co.	75,141
6,615	HP, Inc.	137,526
174	HubSpot, Inc.*	31,224
19,138	Intel Corp.	1,062,542
3,939	International Business Machines Corp.	512,661
1,107	Intuit, Inc.	294,296
847	Jabil, Inc.	27,146
450	Jack Henry & Associates, Inc.	68,283
1,454	Juniper Networks, Inc.	30,854
1,094	Keysight Technologies, Inc.*	103,667
640	Lam Research Corp.	187,795
147	Littelfuse, Inc.	23,473
4,907	Mastercard, Inc., Class A	1,424,257
1,191	Maxim Integrated Products, Inc.	66,243
4,791	Micron Technology, Inc.*	251,815
33,630	Microsoft Corp.	5,448,396
182	MongoDB, Inc.*	27,755
746	Motorola Solutions, Inc.	123,597
744	National Instruments Corp.	29,968
1,054	NetApp, Inc.	49,243
2,564	NortonLifeLock, Inc.	48,793
746	Nutanix, Inc., Class A*	17,785
2,545	NVIDIA Corp.	687,328
456	Okta, Inc.*	58,395
1,818	ON Semiconductor Corp.*	33,924
9,171	Oracle Corp.	453,598
183	PagerDuty, Inc.*	3,770
1,861	Paychex, Inc.	144,190
201	Paylocity Holding Corp.*	26,034
6,802	PayPal Holdings, Inc.*	734,548
161	Pegasystems, Inc.	14,570
352	Pluralsight, Inc., Class A*	6,276

Common Stocks – (continued)
Information Technology – (continued)
451	PTC, Inc.*	34,073
1,042	Pure Storage, Inc., Class A*	15,901
5,049	QUALCOMM, Inc.	395,337
1,434	Sabre Corp.	19,524
3,709	salesforce.com, Inc.*	632,014
835	ServiceNow, Inc.*	272,285
682	Splunk, Inc.*	100,479
646	Synopsys, Inc.*	89,103
482	Teradata Corp.*	9,611
748	Teradyne, Inc.	43,952
4,170	Texas Instruments, Inc.	475,964
205	Trade Desk, Inc. (The), Class A*	58,886
1,439	Trimble, Inc.*	56,812
548	Twilio, Inc., Class A*	61,727
252	Universal Display Corp.	40,015
449	VeriSign, Inc.*	85,198
9,480	Visa, Inc., Class A	1,723,085
349	VMware, Inc., Class A*	42,061
2,346	Western Union Co. (The)	52,527
730	Workday, Inc., Class A*	126,472
1,045	Xerox Holdings Corp.	33,649
315	Zebra Technologies Corp., Class A*	66,456
490	Zendesk, Inc.*	38,862

		26,159,808

Materials – 2.5%
1,242	Air Products & Chemicals, Inc.	272,756
579	Albemarle Corp.	47,391
1,018	Alcoa Corp.*	14,120
345	Ashland Global Holdings, Inc.	24,681
448	Avery Dennison Corp.	51,292
1,147	Axalta Coating Systems Ltd.*	28,583
1,906	Ball Corp.	134,297
657	Celanese Corp.	61,587
1,225	CF Industries Holdings, Inc.	45,153
747	Crown Holdings, Inc.*	52,663
322	Domtar Corp.	9,264
4,166	Dow, Inc.	168,348
753	Eastman Chemical Co.	46,317
1,358	Ecolab, Inc.	245,051
8,092	Freeport-McMoRan, Inc.	80,596
1,682	Graphic Packaging Holding Co.	22,741
591	International Flavors & Fragrances, Inc.(a)	70,790
2,197	International Paper Co.	81,201
3,012	Linde PLC (United Kingdom)	575,322
1,482	LyondellBasell Industries NV, Class A	105,904
354	Martin Marietta Materials, Inc.	80,546
4,584	Newmont Corp.	204,584
896	O-I Glass, Inc.	9,677
908	Sealed Air Corp.	27,521
571	Sonoco Products Co.	27,528
769	Vulcan Materials Co.	92,480
1,476	Westrock Co.	49,077

		2,629,470

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 2.7%
2,380	American Tower Corp. REIT	$539,784
830	Apartment Investment & Management Co., Class A REIT	39,707
768	AvalonBay Communities, Inc. REIT	154,053
851	Boston Properties, Inc. REIT	109,728
526	Camden Property Trust REIT	55,745
1,868	CBRE Group, Inc., Class A*	104,869
2,261	Crown Castle International Corp. REIT	323,979
1,143	Digital Realty Trust, Inc. REIT	137,286
456	Equinix, Inc. REIT	261,197
2,046	Equity Residential REIT	153,654
700	Extra Space Storage, Inc. REIT	70,252
227	Howard Hughes Corp. (The)*	24,489
1,578	Iron Mountain, Inc. REIT	47,987
675	JBG SMITH Properties REIT	24,759
288	Jones Lang LaSalle, Inc.	42,558
2,902	Kimco Realty Corp. REIT	50,350
1,337	Park Hotels & Resorts, Inc. REIT	24,414
4,086	Prologis, Inc. REIT	344,368
618	SBA Communications Corp. REIT	163,826
2,070	Ventas, Inc. REIT	111,304
4,139	Weyerhaeuser Co. REIT	107,531

		2,891,840

Utilities – 3.4%
1,448	Alliant Energy Corp.	75,470
2,939	American Electric Power Co., Inc.	262,335
348	Avangrid, Inc.	17,292
3,011	CenterPoint Energy, Inc.	69,313
1,686	CMS Energy Corp.	101,868
1,966	Consolidated Edison, Inc.	154,960
4,895	Dominion Energy, Inc.	382,691
1,105	DTE Energy Co.	123,396
4,386	Duke Energy Corp.	402,196
2,090	Edison International	140,427
1,941	Eversource Energy	167,819
5,842	Exelon Corp.	251,849
3,236	FirstEnergy Corp.	144,099
300	IDACORP, Inc.	28,992
1,158	MDU Resources Group, Inc.	32,111
2,922	NextEra Energy, Inc.	738,565
1,191	OGE Energy Corp.	45,377
661	Pinnacle West Capital Corp.	59,153
3,022	Public Service Enterprise Group, Inc.	155,059
1,677	Sempra Energy	234,411

		3,587,383

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $103,882,580)		$105,972,820

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
96,269	1.507%	$96,269
(Cost $96,269)

TOTAL INVESTMENTS – 99.8%
(Cost $103,978,849)		$106,069,089

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		196,568

NET ASSETS – 100.0%		$106,265,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $103,466,678)(a)	$105,615,851

Investments in affiliated issuers, at value (cost $415,902)	356,969

Investments in securities lending reinvestment vehicle, at value which equals cost	96,269

Cash	110,821

Receivables:

Dividends	213,106

Securities lending income	48

Total assets	106,393,064

Liabilities:

Payables:

Upon return of securities loaned	96,269

Management fees	19,321

Fund shares redeemed	11,817

Total liabilities	127,407

Net Assets:

Paid-in capital	100,061,149

Total distributable earnings	6,204,508

NET ASSETS	$106,265,657
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,500,000

Net asset value per share:	$42.51

(a)	Includes loaned securities having a market value of $92,489.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $40)	$1,288,705

Dividends — affiliated issuers	5,265

Securities lending income — unaffiliated issuer	233

Total investment income	1,294,203

Expenses:

Management fees	130,823

Trustee fees	3,575

Total expenses	134,398

NET INVESTMENT INCOME	1,159,805

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(1,161,399)

Investments — affiliated issuers	(1,311)

In-kind redemptions — unaffiliated issuers	8,793,300

In-kind redemptions — affiliated issuers	14,430

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,182,749)

Investments — affiliated issuers	1,958

Net realized and unrealized gain	4,464,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,624,034

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$1,159,805	$3,151,564

Net realized gain (loss)	7,645,020	(2,234,063)

Net change in unrealized loss	(3,180,791)	(6,457,542)

Net increase (decrease) in net assets resulting from operations	5,624,034	(5,540,041)

Distributions to shareholders:

From distributable earnings	(1,181,572)	(3,779,599)

From share transactions:

Proceeds from sales of shares	20,349,056	45,068,001

Cost of shares redeemed	(47,800,689)	(179,278,963)

Net decrease in net assets resulting from share transactions	(27,451,633)	(134,210,962)

TOTAL DECREASE	(23,009,171)	(143,530,602)

Net assets:

Beginning of period	$129,274,828	$272,805,430

End of period	$106,265,657	$129,274,828

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019	For the Period June 7, 2018* to August 31, 2018
Per Share Operating Performance:

Net asset value, beginning of period	$42.04		$42.13	$40.08

Net investment income(a)	0.39		0.72	0.17

Net realized and unrealized gain	0.45		0.08	1.88

Total gain from investment operations	0.84		0.80	2.05

Distributions to shareholders from net investment income	(0.37)		(0.89)	—

Net asset value, end of period	$42.51		$42.04	$42.13

Market price, end of period	$42.34		$42.06	$42.13

Total Return at Net Asset Value(b)	1.97%		2.06%	5.11%

Net assets, end of period (in 000’s)	$106,266		$129,275	$272,805

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20	%(c)

Ratio of net investment income to average net assets	1.73	%(c)	1.79%	1.84	%(c)

Portfolio turnover rate(d)	10%		17%	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) is a diversified series of the Goldman Sachs ETF Trust (the “Trust”) which is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009.

The investment objective of the Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of the JUST US Large Cap Diversified Index (the “Index”).

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems shares at its NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro- rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex- dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

12

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

On February 29, 2020 the Fund did not hold Level 3 securities.

13

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 29, 2020:

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$5,398	$—	$—

Europe	575,322	—	—

North America	105,392,100	—	—

Securities Lending Reinvestment Vehicle	96,269	—	—

Total	$106,069,089	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the six months ended February 29, 2020, the unitary management fee rate with GSAM was 0.20%.

B.  Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Fund’s investment in The Goldman Sachs Group, Inc. for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Ending value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
$468,789	$75,472	$(202,369)	$13,119	$1,958	$356,969	1,778	$5,265

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions

14

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

(each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the Fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	450,000	$20,349,055	1,125,000	$45,067,999
Shares Redeemed	(1,025,000)	(47,800,689)	(4,525,000)	(179,278,963)

NET (DECREASE) IN SHARES	(575,000)	$(27,451,634)	(3,400,000)	$(134,210,964)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 29, 2020, were $13,613,398 and $13,653,157, respectively.

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 29, 2020 were $20,302,381 and $47,696,891, respectively.

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

15

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020 are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended February 29, 2020, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
$44,769	$1,833,994	$(1,782,494)	$96,269

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2019, the Fund’s capital loss carryforwards on a tax-basis were as follows:

JUST U.S. Large Cap Equity ETF
Capital loss carryforwards:
Perpetual Short-Term	$(24,957)

16

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

8. TAX INFORMATION (continued)

As of February 29, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

JUST U.S. Large Cap Equity ETF
Tax Cost	$104,201,820
Gross unrealized gain	9,818,491
Gross unrealized loss	(7,951,222)
Net unrealized gains	$1,867,269

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior year) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Index Risk — JUST Capital Foundation, Inc. (the “Index Provider”) constructs the Fund’s Index in accordance with a rules-based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from its Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data.

Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading

17

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. OTHER RISKS (continued)

market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

18

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Fund Expenses — Six Months ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2019 and held for the six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	JUST U.S. Large Cap Equity ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,019.70		$1.00
Hypothetical 5% return	$1,000	$1,023.87	+	$1.01

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	The Expenses for the Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year.

The annualized net expense ratio for the period is as follows:

Fund
JUST U.S. Large Cap Equity ETF	0.20%

19

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited)

Background

The Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) is an investment portfolio of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”);
(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(g)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(h)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(i)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(j)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(k)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(l)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the

20

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Fund and its service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund is a passively-managed ETF that seeks to track an index developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund against its peer group identified by the Outside Data Provider using updated performance information prepared by the Investment Adviser as of June 30, 2019. The information on the Fund’s investment performance was provided for the one-year period ending on June 30, 2019. As part of this review, they reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions. The Trustees also received information comparing the Fund’s performance to that of its index and a separate account composite with a comparable investment strategy. The Trustees observed that the Fund’s investment performance was consistent with the investment objective of tracking its index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as an ETF. The Trustees noted that license fees would be payable by the Investment Adviser to Frank Russell Company for the use of its index and to JUST Capital Foundation, Inc. for the use of certain trademarks and trade names. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Fund’s fee rate and expense ratio were prepared by the

21

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs JUST U.S. Large Cap Equity ETF (Unaudited) (continued)

Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had previously received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs & Co. LLC (“Goldman Sachs”) organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations.

Economies of Scale

The Trustees noted that the Fund does not have fee breakpoints. The Trustees considered information previously provided regarding the Fund’s fee structure, the amount of assets in the Fund, the Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Fund, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (d) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by the Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until September 30, 2020.

22

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC. subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMERS

Neither JUST Capital Foundation, Inc. (“JUST Capital”) nor any of its affiliates (collectively, the “JUST Parties”) in any way sells, sponsors, supports, promotes, or endorses the Goldman Sachs JUST U.S. Large Cap Equity ETF (the “GS ETF”), or has involvement in its operations or distribution. The JUST US Large Cap Diversified Index (the “JUST Index”) has been licensed by Russell on an “as is” basis to Goldman Sachs Asset Management L.P. (“Goldman Sachs”) in connection with Goldman Sachs’ sponsorship of the GS ETF, and JUST Capital’s only relationship with Goldman Sachs is the licensing of certain trademarks and trade names of JUST Capital or its affiliates. The JUST Parties and any other person or entity involved in or related to compiling, computing, or creating the JUST Index expressly disclaim all representations, warranties, and liabilities relating to or in connection with the GS ETF (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability, and fitness for a particular purpose).

No JUST Party makes any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST Index, the GS ETF, or any of the data included in either of the foregoing, (ii) the level at which the JUST Index or GS ETF is said to stand at any particular time on any particular day or otherwise, (iii) the suitability of the JUST Index for the purpose to which it is being put in connection with the GS ETF, or (iv) the advisability of investing in securities generally or in any index or ETF, including those provided by Goldman Sachs.

No JUST Party has provided, nor will any provide, any financial or investment advice or recommendation in relation to the JUST Index or the GS ETF to Goldman Sachs Asset Management or to its clients. No JUST Party shall be (i) liable (whether in negligence or otherwise) to any person for any error in the JUST Index or (ii) under any obligation to advise any person of any error therein. Without limiting any of the foregoing, in no event shall any JUST Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits), or any other damages in connection with the JUST Index or the GS ETF.

Data and information regarding the JUST Index is proprietary to JUST Capital or its licensors, and reproduction of such data and information is prohibited except with the prior written permission of JUST Capital. JUST Index® and JUST Capital Index® are trademarks of JUST Capital and have been licensed for use by Goldman Sachs Asset Management L.P. by JUST Capital and/or its agent.

Frank Russell Company (“Russell”) acts solely as calculation agent in respect of the JUST US Large Cap Diversified Index and does not in any way sponsor, support, promote or endorse the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF. The JUST US Large Cap Diversified Index was provided on an “as is” basis. Russell, its affiliates and any other person or entity involved in or related to compiling, computing or creating the JUST US Large Cap Diversified Index (collectively, the “Russell Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose).

Russell does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the JUST US Large Cap Diversified Index (upon which the Goldman Sachs JUST U.S. Large Cap Equity ETF is based), (ii) the figure at which the JUST US Large Cap Diversified Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the JUST US Large Cap Diversified Index for the purpose to which it is being put in connection with the Goldman Sachs JUST U.S. Large Cap Equity ETF.

Russell has not provided and will not provide any financial or investment advice or recommendation in relation to the JUST US Large Cap Diversified Index to Goldman Sachs Asset Management or to its clients. The JUST US Large Cap Diversified Index is calculated by Russell or its agent as calculation agent. Russell shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Without limiting any of the foregoing, in no event shall any Russell Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the JUST US Large Cap Diversified Index or the Goldman Sachs JUST U.S. Large Cap Equity ETF.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ActiveBeta® is a registered trademark of GSAM.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

©2020 Goldman Sachs. All rights reserved. 200065-OTU-04/2020 GST 1135 JUSTUSLCEETFSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Goldman Sachs Motifs ETFs
Motif Data-Driven World ETF (GDAT)
Motif Finance Reimagined ETF (GFIN)
Motif Human Evolution ETF (GDNA)
Motif Manufacturing Revolution ETF (GMAN)
Motif New Age Consumer ETF (GBUY)

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to receive paper copies of reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account.

Goldman Sachs Motif ETFs

∎	MOTIF DATA-DRIVEN WORLD ETF

∎	MOTIF FINANCE REIMAGINED ETF

∎	MOTIF HUMAN EVOLUTION ETF

∎	MOTIF MANUFACTURING REVOLUTION ETF

∎	MOTIF NEW AGE CONSUMER ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

Upcoming Fund and Index Changes

At a meeting held on April 21, 2020, the Board of Trustees of the Goldman Sachs ETF Trust approved certain changes to the Funds’ names and underlying indexes.

Effective on or about May 15, 2020 (the “Effective Date”), Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Motif Capital Management, Inc. as the index provider for each of the Motif Data-Driven World Index, Motif Finance Reimagined Index, Motif Human Evolution Index, Motif Manufacturing Revolution Index and Motif New Age Consumer Index (the “Indexes”). In connection with this change, “Goldman Sachs” will replace “Motif” in the name of each Index.

On the Effective Date, the Funds’ names will change as set forth in the following table:

Current Names	New Names

Goldman Sachs Motif Data-Driven World ETF	Goldman Sachs Data-Driven World ETF

Goldman Sachs Motif Finance Reimagined ETF	Goldman Sachs Finance Reimagined ETF

Goldman Sachs Motif Human Evolution ETF	Goldman Sachs Human Evolution ETF

Goldman Sachs Motif Manufacturing Revolution ETF	Goldman Sachs Manufacturing Revolution ETF

Goldman Sachs Motif New Age Consumer ETF	Goldman Sachs New Age Consumer ETF

i

FUND BASICS

Motif Data-Driven World ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$54.79
Net Asset Value (NAV)[1]	$54.88

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Motif Data-Driven World Index[3]
Shares	7.25%	6.94%	7.20%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Motif Data-Driven World Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the on-going rapid increase in electronically recorded data in the world and its impact on the lifecycle of data delivery and processing. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business	Country

NVIDIA Corp.	3.4%	Information Technology	United States

Microsoft Corp.	3.3	Information Technology	United States

Alphabet, Inc., Class A	3.3	Communication Services	United States

Intel Corp.	3.1	Information Technology	United States

Amazon.com, Inc.	3.0	Consumer Discretionary	United States

Facebook, Inc., Class A	2.8	Communication Services	United States

Apple, Inc.	2.5	Information Technology	United States

Alibaba Group Holding Ltd. ADR	2.1	Consumer Discretionary	China

Samsung Electronics Co. Ltd.	2.0	Information Technology	South Korea
SAP SE	2.0	Information Technology	Germany

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

REGIONAL ALLOCATION AS OF 2/29/20[5]

	Fund[6]	Index

North America	74.5	74.5
Emerging Markets	13.9	13.9
Developed Europe	7.9	7.9
Developed Asia Pacific	3.6	3.6

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Motif Finance Reimagined ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$57.25
Net Asset Value (NAV)[1]	$57.40

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	The Motif Finance Reimagined Index[3]
Shares	3.84%	3.45%	3.56%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Motif Finance Reimagined Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the on-going structural changes in the support and delivery of financial services. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business	Country

Mastercard, Inc., Class A	5.0%	Information Technology	United States
Visa, Inc., Class A	4.0	Information Technology	United States
Square, Inc., Class A	3.1	Information Technology	United States

PayPal Holdings, Inc.	2.6	Information Technology	United States
Fidelity National Information Services, Inc.	2.4	Information Technology	United States
American Express Co.	2.2	Financials	United States
Fiserv, Inc.	2.0	Information Technology	United States

Intuit, Inc.	2.0	Information Technology	United States
Global Payments, Inc.	1.9	Information Technology	United States
Worldline SA	1.8	Information Technology	France

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

REGIONAL ALLOCATION AS OF 2/29/20[5]

	Fund[6]	Index

North America	77.6	77.6
Developed Europe	13.7	13.7
Emerging Markets	5.0	5.0
Developed Asia Pacific	3.6	3.6

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Motif Human Evolution ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$52.48
Net Asset Value (NAV)[1]	$52.64

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Motif Human Evolution Index[3]
Shares	5.02%	4.48%	5.16%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Motif Human Evolution Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the development of new knowledge, medicines and technologies for the medical treatment of the human condition, from birth to end-of-life care. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business	Country

Intuitive Surgical, Inc.	4.4%	Health Care	United States
Medtronic PLC	4.0	Health Care	United States
Abbott Laboratories	3.4	Health Care	United States
Johnson & Johnson	3.1	Health Care	United States
Boston Scientific Corp.	3.1	Health Care	United States
Roche Holding AG	2.9	Health Care	Switzerland
Fresenius Medical Care AG & Co. KGaA	2.8	Health Care	Germany
AstraZeneca PLC	2.5	Health Care	United Kingdom
Sanofi	2.2	Health Care	France
BeiGene Ltd. ADR	2.0	Health Care	China

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

REGIONAL ALLOCATION AS OF 2/29/20[5]

	Fund[6]	Index

North America	76.0	76.0
Developed Europe	18.1	18.1
Emerging Markets	4.2	4.2
Developed Asia Pacific	1.8	1.8

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Motif Manufacturing Revolution ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$53.28
Net Asset Value (NAV)[1]	$53.37

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Motif Manufacturing Revolution Index[3]
Shares	11.33%	10.89%	11.35%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Motif Manufacturing Revolution Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the on-going technology-driven transformation of the manufacturing industry. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business	Country

Tesla, Inc.	3.3%	Consumer Discretionary	United States
ABB Ltd.	2.9	Industrials	Switzerland
Rockwell Automation, Inc.	2.4	Industrials	United States
NVIDIA Corp.	2.2	Information Technology	United States
Amazon.com, Inc.	2.0	Consumer Discretionary	United States
Dassault Systemes	2.0	Information Technology	France
Schneider Electric SE	1.9	Industrials	France
Emerson Electric Co.	1.9	Industrials	United States
Toyota Motor Corp.	1.8	Consumer Discretionary	Japan
Honeywell International, Inc.	1.8	Industrials	United States

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

REGIONAL ALLOCATION AS OF 2/29/20[5]

	Fund[6]	Index

North America	58.6	58.6
Developed Europe	21.3	21.3
Emerging Markets	10.2	10.2
Developed Asia Pacific	9.8	9.8

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Motif New Age Consumer ETF

as of February 29, 2020

FUND SNAPSHOT

As of February 29, 2020

Market Price[1]	$54.57
Net Asset Value (NAV)[1]	$54.67

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

PERFORMANCE REVIEW

September 1, 2019– February 29, 2020	Fund Total Return (based on NAV)[2]	Fund Total Return (based on Market Price)[2]	Motif New Age Consumer Index[3]
Shares	3.94%	3.55%	3.92%

[2]	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees and operating expenses incurred by the Fund. Market Price returns are based upon the last trade as of 4:00pm EST and do not reflect the returns you would receive if you traded shares at other times. Total returns for periods less than one full year are not annualized.

[3]	The Motif New Age Consumer Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the on-going structural shifts in the consumer market due to changes in demographics, technology and preferences. The index provider may delay or change a scheduled rebalancing or reconstitution of the Index or the implementation of certain rules at its sole discretion.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 2/29/20[4]

Holding	% of Net Assets	Line of Business	Country

Alibaba Group Holding Ltd. ADR	3.4%	Consumer Discretionary	China
Facebook, Inc., Class A	3.3	Communication Services	United States
Tencent Holdings Ltd.	3.2	Communication Services	China
Amazon.com, Inc.	2.9	Consumer Discretionary	United States
Netflix, Inc.	2.5	Communication Services	United States
NIKE, Inc., Class B	2.0	Consumer Discretionary	United States
JD.com, Inc. ADR	1.9	Consumer Discretionary	China
Meituan Dianping, Class B	1.7	Consumer Discretionary	China
adidas AG	1.6	Consumer Discretionary	Germany
NetEase, Inc. ADR	1.5	Communication Services	China

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

REGIONAL ALLOCATION AS OF 2/29/20[5]

	Fund[6]	Index

North America	51.4	51.4
Emerging Markets	26.9	26.9
Developed Europe	12.4	12.4
Developed Asia Pacific	9.1	9.1

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures above may not sum to 100% due to rounding.

[6]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 11.2%
402	Alphabet, Inc., Class A*	$538,378
2,245	Baidu, Inc. ADR (China)*	269,355
2,067	Criteo SA ADR (France)*	26,189
2,388	Facebook, Inc., Class A*	459,618
1,024	Heroz, Inc. (Japan)*	38,496
6,508	Nippon Telegraph & Telephone Corp. (Japan)	152,617
100,187	PCCW Ltd. (Hong Kong)	60,294
384	SK Telecom Co. Ltd. (South Korea)	67,188
3,545	SoftBank Group Corp. (Japan)	164,753
15,722	Sogou, Inc. ADR (China)*(a)	66,819

		1,843,707

Consumer Discretionary – 7.1%
1,629	Alibaba Group Holding Ltd. ADR (China)*	338,832
264	Amazon.com, Inc.*	497,310
2,841	eBay, Inc.	98,412
4,782	JD.com, Inc. ADR (China)*	184,155
1,407	Shutterstock, Inc.*	54,226

		1,172,935

Financials – 3.7%
7,865	Bank of America Corp.	224,152
1,300	Capital One Financial Corp.	114,738
24,410	Ping An Insurance Group Co. of China Ltd., Class H (China)	271,412

		610,302

Industrials – 1.4%
1,143	Allegion PLC	131,434
739	Equifax, Inc.	104,967

		236,401

Information Technology – 73.0%
4,109	21Vianet Group, Inc. ADR (China)*	61,553
1,209	Accenture PLC, Class A	218,333
901	Adobe, Inc.*	310,953
5,431	Advanced Micro Devices, Inc.*	247,002
1,394	Akamai Technologies, Inc.*	120,595
812	Alarm.com Holdings, Inc.*	39,179
713	Alteryx, Inc., Class A*	99,549
2,242	Ambarella, Inc.*	133,287
1,111	Amdocs Ltd.	70,826
1,530	Apple, Inc.	418,241
2,428	Avaya Holdings Corp.*	31,467
17,531	BlackBerry Ltd. (Canada)*(a)	90,635
2,929	Blue Prism Group PLC (United Kingdom)*(a)	54,098
1,097	Booz Allen Hamilton Holding Corp.	78,216
773	Broadcom, Inc.	210,735
1,311	Cadence Design Systems, Inc.*	86,709
6,550	Canaan, Inc. ADR (China)*	33,339
1,223	CEVA, Inc.*	34,745
1,470	Check Point Software Technologies Ltd. (Israel)*	152,586
85,267	Chinasoft International Ltd. (China)*	52,300

Common Stocks – (continued)
Information Technology – (continued)
1,883	Ciena Corp.*	72,401
5,705	Cisco Systems, Inc.	227,801
6,735	Cloudera, Inc.*	59,941
2,034	Cognex Corp.	90,594
3,196	CommScope Holding Co., Inc.*	35,188
1,036	CommVault Systems, Inc.*	43,201
6,256	Conduent, Inc.*	20,457
953	CyberArk Software Ltd.*	99,779
3,309	Dell Technologies, Inc., Class C*	133,882
1,979	Dialog Semiconductor PLC (United Kingdom)*	66,541
812	ExlService Holdings, Inc.*	60,616
5,146	Extreme Networks, Inc.*	25,884
224	Fair Isaac Corp.*	84,231
9,182	FireEye, Inc.*	121,524
1,417	FLIR Systems, Inc.	60,180
2,477	Fortinet, Inc.*	252,803
1,647	GDS Holdings Ltd. ADR (China)*	95,477
5,787	Hewlett Packard Enterprise Co.	74,016
11,416	Himax Technologies, Inc. ADR (Taiwan)*(a)	48,632
5,434	Infineon Technologies AG (Germany)	112,181
16,630	Infosys Ltd. ADR (India)	167,464
9,167	Intel Corp.	508,952
2,417	International Business Machines Corp.	314,573
577	Intuit, Inc.	153,395
1,300	Itron, Inc.*	98,592
3,914	Juniper Networks, Inc.	83,055
4,097	Lattice Semiconductor Corp.*	73,541
2,087	Logitech International SA (Switzerland)	79,927
1,585	MACOM Technology Solutions Holdings, Inc.*	40,053
3,780	Marvell Technology Group Ltd.	80,514
2,190	MaxLinear, Inc.*	33,857
2,286	Medallia, Inc.*	56,716
3,843	Micron Technology, Inc.*	201,988
3,343	Microsoft Corp.	541,599
982	MongoDB, Inc.*	149,755
2,707	NEC Corp. (Japan)	101,389
1,587	NetScout Systems, Inc.*	40,786
940	Nice Ltd. ADR (Israel)*	154,000
29,168	Nokia OYJ ADR (Finland)	112,880
11,124	NortonLifeLock, Inc.	211,690
7,085	Nuance Communications, Inc.*	153,178
2,069	NVIDIA Corp.	558,775
1,743	NXP Semiconductors NV (Netherlands)	198,162
4,133	Opera Ltd. ADR (Norway)*(a)	33,395
5,807	Oracle Corp.	287,214
1,265	Palo Alto Networks, Inc.*	233,544
881	PKSHA Technology, Inc. (Japan)*	19,578
689	Proofpoint, Inc.*	73,482
910	Qorvo, Inc.*	91,528
2,873	QUALCOMM, Inc.	224,956
904	Qualys, Inc.*	72,483
1,575	Radware Ltd. (Israel)*	35,784
764	Rapid7, Inc.*	35,373

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,523	Samsung Electronics Co. Ltd. (South Korea)	$335,732
2,626	SAP SE (Germany)	321,798
3,164	SecureWorks Corp., Class A*	43,948
38,670	Semiconductor Manufacturing International Corp. (China)*	74,928
1,135	Silicon Laboratories, Inc.*	100,652
1,489	Silicon Motion Technology Corp. ADR (Taiwan)	55,421
1,431	Software AG (Germany)	46,370
1,452	Splunk, Inc.*	213,923
6,140	STMicroelectronics NV (Switzerland)	164,633
773	Synaptics, Inc.*	51,057
14,911	Telefonaktiebolaget LM Ericsson ADR (Sweden)(a)	119,884
2,183	Teradata Corp.*	43,529
2,326	Trend Micro, Inc. (Japan)	115,799
1,076	Verint Systems, Inc.*	59,051
868	VMware, Inc., Class A*	104,611
3,663	VTech Holdings Ltd. (Hong Kong)	32,033
2,578	Western Digital Corp.	143,234
18,280	Wipro Ltd. ADR (India)	63,066
2,396	Xerox Holdings Corp.	77,151
2,596	Xperi Corp.	44,625
512	Zebra Technologies Corp., Class A*	108,017
2,826	Zscaler, Inc.*	146,924

		12,018,241

Real Estate – 3.4%
1,399	CyrusOne, Inc. REIT	84,752
1,143	Digital Realty Trust, Inc. REIT	137,286
343	Equinix, Inc. REIT	196,470
3,065	Iron Mountain, Inc. REIT	93,207
808	QTS Realty Trust, Inc., Class A REIT	45,385

		557,100

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $16,354,754)		$16,438,686

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
251,268	1.507%	$251,268
(Cost $251,268)

TOTAL INVESTMENTS – 101.3%
(Cost $16,606,022)		$16,689,954

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(225,548)

NET ASSETS – 100.0%		$16,464,406

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 3.9%
1,347	Internet Initiative Japan, Inc. (Japan)	$36,952
789	JOYY, Inc. ADR (China)*	42,582
218	NetEase, Inc. ADR (China)	69,479
17,550	Rightmove PLC (United Kingdom)	138,759
760	Scout24 AG (Germany)(a)	49,421
2,913	Zillow Group, Inc., Class C*	162,575

		499,768

Consumer Discretionary – 0.6%
3,892	Everi Holdings, Inc.*	40,477
10,222	Moneysupermarket.com Group PLC (United Kingdom)	40,540

		81,017

Financials – 35.9%
9,158	360 Finance, Inc. ADR (China)*	76,561
440	Affiliated Managers Group, Inc.	33,097
2,541	American Express Co.	279,332
4,508	Apollo Global Management, Inc.	187,803
3,541	Ares Management Corp., Class A	122,483
2,471	Axos Financial, Inc.*	61,553
29,505	Banco Santander SA ADR (Spain)	107,988
1,457	Bank of New York Mellon Corp. (The)	58,134
347	BlackRock, Inc.	160,664
4,046	Blackstone Group, Inc. (The), Class A	217,837
2,080	Blucora, Inc.*	36,192
3,844	Brookfield Asset Management, Inc., Class A (Canada)	230,486
1,287	Canadian Imperial Bank of Commerce (Canada)	97,948
4,285	Carlyle Group, Inc. (The)	121,951
1,636	Curo Group Holdings Corp.	15,100
3,569	Draper Esprit PLC (United Kingdom)*	23,979
2,248	Enova International, Inc.*	43,207
1,130	Eurazeo SE (France)	75,220
385	FactSet Research Systems, Inc.	102,406
8,623	FinVolution Group ADR (China)	17,074
595	Flatex AG (Germany)*	17,973
1,708	Green Dot Corp., Class A*	58,345
913	Hamilton Lane, Inc., Class A	56,734
2,566	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	84,227
102	Hypoport AG (Germany)*	33,837
14,629	ING Groep NV (Netherlands)	138,340
2,316	Intercontinental Exchange, Inc.	206,633
5,278	Intermediate Capital Group PLC (United Kingdom)	107,326
5,629	KKR & Co., Inc., Class A	160,989
4,571	LendingClub Corp.*	50,327
264	LendingTree, Inc.*(b)	72,816
7,025	LexinFintech Holdings Ltd. ADR (China)*(b)	81,771
1,607	London Stock Exchange Group PLC (United Kingdom)	155,507
23,671	Man Group PLC (United Kingdom)	44,324
7,666	Monex Group, Inc. (Japan)	14,783

Common Stocks – (continued)
Financials – (continued)
320	Morningstar, Inc.	47,008
660	MSCI, Inc.	194,990
1,043	Nasdaq, Inc.	106,960
1,379	Northern Trust Corp.	121,021
10,645	Qudian, Inc. ADR (China)*	27,890
452	S&P Global, Inc.	120,191
4,047	SBI Holdings, Inc. (Japan)	81,604
1,347	Sculptor Capital Management, Inc.	30,550
2,425	SEI Investments Co.	132,672
13,443	Standard Chartered PLC (United Kingdom)	96,603
1,860	Tradeweb Markets, Inc., Class A	89,689
38,013	Value Partners Group Ltd. (Hong Kong)	21,121
10,848	WisdomTree Investments, Inc.	44,043
38,767	ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(a)	163,166

		4,630,455

Health Care – 0.3%
625	HealthEquity, Inc.*	44,369

Industrials – 3.4%
257	CoStar Group, Inc.*	171,571
1,744	PayPoint PLC (United Kingdom)	18,489
1,215	Thomson Reuters Corp. (Canada)	90,493
1,065	Verisk Analytics, Inc.	165,192

		445,745

Information Technology – 54.3%
655	Accenture PLC, Class A	118,286
2,837	ACI Worldwide, Inc.*	79,067
974	Appfolio, Inc., Class A*	119,773
1,441	Avalara, Inc.*	122,125
2,328	Black Knight, Inc.*	155,301
1,040	Bottomline Technologies DE, Inc.*	46,051
1,326	Broadridge Financial Solutions, Inc.	138,381
10,478	Canaan, Inc. ADR (China)*	53,333
217	Cass Information Systems, Inc.	10,188
1,522	Ceridian HCM Holding, Inc.*	107,651
1,923	CoreLogic, Inc.	87,247
1,334	Digital Garage, Inc. (Japan)	41,740
1,358	Ebix, Inc.	35,906
1,270	Envestnet, Inc.*	95,860
9,538	Equiniti Group PLC (United Kingdom)(a)	24,463
617	Euronet Worldwide, Inc.*	76,533
931	EVERTEC, Inc. (Puerto Rico)	27,632
2,308	Evo Payments, Inc., Class A*	58,346
658	ExlService Holdings, Inc.*	49,120
2,235	Fidelity National Information Services, Inc.	312,274
2,394	Fiserv, Inc.*	261,808
650	FleetCor Technologies, Inc.*	172,763
1,333	Global Payments, Inc.	245,232
619	Globant SA (Argentina)*	69,953
2,481	GMO internet, Inc. (Japan)	41,241
7,110	GreenSky, Inc., Class A*	56,738
1,485	Guidewire Software, Inc.*	162,771
2,092	I3 Verticals, Inc., Class A*	60,626

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,049	International Business Machines Corp.	$136,527
949	Intuit, Inc.	252,292
980	Jack Henry & Associates, Inc.	148,705
2,216	Mastercard, Inc., Class A	643,194
687	Money Forward, Inc. (Japan)*	29,298
354	Nice Ltd. ADR (Israel)*	57,996
5,499	Nomura Research Institute Ltd. (Japan)	120,059
2,668	Opera Ltd. ADR (Norway)*	21,557
850	Optim Corp. (Japan)*	29,984
2,689	Pagseguro Digital Ltd., Class A (Brazil)*	84,354
1,398	Paychex, Inc.	108,317
3,064	PayPal Holdings, Inc.*	330,881
1,307	Q2 Holdings, Inc.*	98,509
2,946	QIWI PLC ADR (Russia)	51,378
1,620	RealPage, Inc.*	103,842
13,108	Sage Group PLC (The) (United Kingdom)	114,153
1,169	Sapiens International Corp. NV (Israel)	27,027
4,848	Square, Inc., Class A*	403,984
2,168	SS&C Technologies Holdings, Inc.	120,324
3,559	StoneCo Ltd., Class A (Brazil)*	141,969
1,147	TIS, Inc. (Japan)	67,949
2,858	Visa, Inc., Class A	519,470
463	WEX, Inc.*	86,692
1,324	Wirecard AG (Germany)(b)	167,177
458	Workday, Inc., Class A*	79,348
3,110	Worldline SA (France)*(a)	235,204

		7,010,599

Materials – 0.3%
11,868	IAMGOLD Corp. (Canada)*	33,705

Real Estate – 1.1%
463	Corestate Capital Holding SA (Germany)*	20,496
832	PATRIZIA AG (Germany)	19,119
3,991	Redfin Corp.*	107,996

		147,611

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $12,140,861)		$12,893,269

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
329,486	1.507%	$329,486
(Cost $329,486)

TOTAL INVESTMENTS – 102.4%
(Cost $12,470,347)		$13,222,755

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(307,436)

NET ASSETS – 100.0%		$12,915,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Health Care – 100.0%
44,816	3SBio, Inc. (China)*(a)	$46,466
5,726	Abbott Laboratories	441,074
5,017	Abcam PLC (United Kingdom)	74,079
487	ABIOMED, Inc.*	73,177
781	Acceleron Pharma, Inc.*	67,111
2,200	Adaptive Biotechnologies Corp.*	61,820
4,440	Adverum Biotechnologies, Inc.*	54,656
1,056	Agios Pharmaceuticals, Inc.*	50,139
7,963	Akebia Therapeutics, Inc.*	70,632
1,116	Align Technology, Inc.*	243,679
2,243	Allogene Therapeutics, Inc.*(b)	60,561
17,071	Allscripts Healthcare Solutions, Inc.*	128,715
3,777	AstraZeneca PLC (United Kingdom)	327,767
1,529	Atara Biotherapeutics, Inc.*	18,577
3,262	Athenex, Inc.*	39,862
2,242	Baxter International, Inc.	187,140
1,626	BeiGene Ltd. ADR (China)*	257,477
4,262	BioNTech SE ADR (Germany)*(b)	149,596
533	BioTelemetry, Inc.*	22,770
1,068	Bluebird Bio, Inc.*	77,248
717	Blueprint Medicines Corp.*	38,811
11,010	Boston Scientific Corp.*	411,664
1,872	Cara Therapeutics, Inc.*	28,136
1,073	Cardiovascular Systems, Inc.*	40,366
1,059	Cellectis SA ADR (France)*	16,542
2,332	Cerner Corp.	161,538
447	Charles River Laboratories International, Inc.*	69,540
6,983	Compugen Ltd. (Israel)*(b)	63,336
632	CONMED Corp.	59,813
1,868	Constellation Pharmaceuticals, Inc.*	66,015
2,301	CRISPR Therapeutics AG (Switzerland)*	122,988
1,711	DaVita, Inc.*	132,808
736	DexCom, Inc.*	203,136
2,057	Editas Medicine, Inc.*	45,624
1,001	Edwards Lifesciences Corp.*	205,045
1,616	EMIS Group PLC (United Kingdom)	23,448
4,649	Exelixis, Inc.*	86,425
4,021	Fate Therapeutics, Inc.*	117,413
1,868	FibroGen, Inc.*	78,082
2,103	Forty Seven, Inc.*	121,974
4,886	Fresenius Medical Care AG & Co. KGaA (Germany)	372,042
2,109	Fresenius SE & Co KGaA (Germany)	98,260
988	G1 Therapeutics, Inc.*	17,725
25,338	Genscript Biotech Corp. (China)*	52,737
3,283	Gilead Sciences, Inc.	227,709
1,954	Globus Medical, Inc., Class A*	88,379
1,199	Gossamer Bio, Inc.*	15,743
3,173	Halozyme Therapeutics, Inc.*	62,096
862	HCA Healthcare, Inc.	109,483
1,592	Health Catalyst, Inc.*	48,365
1,708	Henry Schein, Inc.*	104,086
3,491	Homology Medicines, Inc.*	55,856
1,929	Hutchison China MediTech Ltd. ADR (Hong Kong)*	44,984

Common Stocks – (continued)
Health Care – (continued)
757	Illumina, Inc.*	201,112
4,211	Innate Pharma SA (France)*	29,396
740	Inspire Medical Systems, Inc.*	63,544
420	Insulet Corp.*	79,787
891	Integer Holdings Corp.*	80,342
4,633	Intellia Therapeutics, Inc.*(b)	61,851
1,093	Intuitive Surgical, Inc.*	583,618
6,076	Iovance Biotherapeutics, Inc.*	199,961
478	iRhythm Technologies, Inc.*	41,572
3,063	Johnson & Johnson	411,912
3,259	Karyopharm Therapeutics, Inc.*	53,252
932	Krystal Biotech, Inc.*	49,815
451	Laboratory Corp. of America Holdings*	79,236
539	LivaNova PLC*	37,579
5,226	Medtronic PLC	526,101
1,524	MeiraGTx Holdings PLC*	24,689
1,791	Merck KGaA (Germany)	214,537
1,470	Merit Medical Systems, Inc.*	52,935
21,016	Mesoblast Ltd. (Australia)*	30,352
19,841	Microport Scientific Corp. (China)	27,802
1,380	Mirati Therapeutics, Inc.*	123,496
3,708	Moderna, Inc.*	96,148
3,648	Molecular Templates, Inc.*	58,696
611	MorphoSys AG (Germany)*	64,464
3,612	Myriad Genetics, Inc.*	63,643
2,486	Natera, Inc.*	94,232
4,246	Nektar Therapeutics*	88,359
2,590	NeoGenomics, Inc.*	73,375
791	NextCure, Inc.*	33,032
2,859	NextGen Healthcare, Inc.*	37,396
2,150	Nichi-iko Pharmaceutical Co. Ltd. (Japan)	23,161
2,690	Novartis AG (Switzerland)	225,799
829	Novocure Ltd.*	60,310
17,829	OPKO Health, Inc.*	26,744
8,952	Precigen, Inc.*(b)	33,928
2,862	QIAGEN NV.*	102,746
1,707	Quanterix Corp.*	38,937
837	Quest Diagnostics, Inc.	88,772
483	Reata Pharmaceuticals, Inc., Class A*	94,064
343	Regeneron Pharmaceuticals, Inc.*	152,488
1,996	REGENXBIO, Inc.*	79,840
1,869	Replimune Group, Inc.*	25,923
741	ResMed, Inc.	117,789
2,733	Rhythm Pharmaceuticals, Inc.*	52,146
1,204	Roche Holding AG (Switzerland)	385,225
1,883	Rocket Pharmaceuticals, Inc.*	36,700
1,640	Rubius Therapeutics, Inc.*(b)	13,727
10,949	Sangamo Therapeutics, Inc.*	93,395
3,104	Sanofi (France)	286,167
1,170	Seattle Genetics, Inc.*	133,216
2,487	Shockwave Medical, Inc.*	99,828
9,496	Smith & Nephew PLC (United Kingdom)	210,928
1,339	Stoke Therapeutics, Inc.*	33,140
1,113	Stryker Corp.	212,127
972	Surmodics, Inc.*	33,933
2,387	Takara Bio, Inc. (Japan)	41,338

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,062	Takeda Pharmaceutical Co. Ltd. (Japan)	$141,708
596	Teleflex, Inc.	199,672
5,897	TG Therapeutics, Inc.*	74,007
2,800	Theravance Biopharma, Inc.*	68,180
660	Thermo Fisher Scientific, Inc.	191,928
1,290	Tricida, Inc.*	40,996
748	uniQure NV (Netherlands)*	38,492
1,547	Vocera Communications, Inc.*	37,731
1,436	Voyager Therapeutics, Inc.*	15,652
11,786	WuXi AppTec Co. Ltd., Class H (China)(a)	173,772
16,127	ZIOPHARM Oncology, Inc.*(b)	49,832

		13,159,290

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $13,247,931)		$13,159,290

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
240,473	1.507%	$240,473
(Cost $240,473)

TOTAL INVESTMENTS – 101.8%
(Cost $13,488,404)		$13,399,763

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(239,971)

NET ASSETS – 100.0%		$13,159,792

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 0.4%
1,032	Iridium Communications, Inc.*	$27,936

Consumer Discretionary – 22.6%
72	Amazon.com, Inc.*	135,630
1,204	Aptiv PLC	94,045
13,100	BYD Co. Ltd., Class H (China)(a)	80,183
384	Ferrari NV (Italy)	60,576
7,894	Fiat Chrysler Automobiles NV (United Kingdom)(a)	98,201
6,943	Ford Motor Co.	48,323
536	Garmin Ltd.	47,377
2,164	General Motors Co.	66,002
519	Gentherm, Inc.*	21,165
3,564	GoPro, Inc., Class A*(a)	13,525
788	Hella GmbH & Co. KGaA (Germany)	32,321
2,330	JD.com, Inc. ADR (China)*	89,728
1,710	Magna International, Inc. (Canada)	78,352
14,669	NIO, Inc. ADR (China)*(a)	60,583
1,733	Niu Technologies ADR (China)*(a)	14,765
3,116	Ocado Group PLC (United Kingdom)*	42,348
4,114	Panasonic Corp. (Japan)	39,304
3,145	Tata Motors Ltd. ADR (India)*	28,808
333	Tesla, Inc.*	222,441
8,070	Tianneng Power International Ltd. (China)	5,975
1,859	Toyota Motor Corp. (Japan)	122,830
1,897	Valeo SA (France)	47,468
1,773	Veoneer, Inc. (Sweden)*(a)	21,826
440	Visteon Corp.*	28,618
21,031	Yadea Group Holdings Ltd. (China)(b)	5,694

		1,506,088

Energy – 2.0%
1,936	Eni SpA ADR (Italy)	48,400
1,160	Oceaneering International, Inc.*	12,227
1,667	TOTAL SA (France)	70,278

		130,905

Health Care – 2.4%
445	Align Technology, Inc.*	97,166
502	Hogy Medical Co. Ltd. (Japan)	14,357
574	Omnicell, Inc.*	46,764

		158,287

Industrials – 34.5%
9,075	ABB Ltd. (Switzerland)	195,104
400	AeroVironment, Inc.*	20,556
814	Altra Industrial Motion Corp.	24,518
38,383	AviChina Industry & Technology Co. Ltd., Class H (China)	16,697
4,112	Ballard Power Systems, Inc. (Canada)*(a)	36,597
239	Boeing Co. (The)	65,751
5,020	CNH Industrial NV (United Kingdom)	46,686
327	Curtiss-Wright Corp.	39,220
1,374	Daifuku Co. Ltd. (Japan)	81,779
1,773	DMG Mori Co. Ltd. (Japan)	22,404
80	Elbit Systems Ltd. (Israel)	11,801
1,949	Emerson Electric Co.	124,950

Common Stocks – (continued)
Industrials – (continued)
367	FANUC Corp. (Japan)	61,141
6,743	General Electric Co.	73,364
1,086	GS Yuasa Corp. (Japan)	19,200
396	HEICO Corp.	42,709
749	Honeywell International, Inc.	121,465
950	KION Group AG (Germany)	50,298
478	L3Harris Technologies, Inc.	94,515
215	Lockheed Martin Corp.	79,522
699	Matthews International Corp., Class A	20,662
309	Mercury Systems, Inc.*	22,699
167	MTU Aero Engines AG (Germany)	40,485
672	Nachi-Fujikoshi Corp. (Japan)	22,179
488	Nidec Corp. (Japan)	57,819
230	Northrop Grumman Corp.	75,633
243	NV5 Global, Inc.*	13,008
1,518	Okamura Corp. (Japan)	12,722
504	Proto Labs, Inc.*	44,171
769	Rexnord Corp.	22,424
855	Rockwell Automation, Inc.	156,892
740	Safran SA (France)	100,875
1,303	Schneider Electric SE (France)	129,531
1,104	Sensata Technologies Holding PLC*	45,043
649	Siemens AG (Germany)	66,442
9,715	Techtronic Industries Co. Ltd. (Hong Kong)	78,600
583	Thales SA (France)	58,148
375	TPI Composites, Inc.*	8,902
646	United Technologies Corp.	84,361
196	Varta AG (Germany)*(a)	14,576

		2,303,449

Information Technology – 32.2%
6,925	3D Systems Corp.*	63,433
773	Ambarella, Inc.*	45,955
586	Analog Devices, Inc.	63,903
441	ANSYS, Inc.*	106,806
507	Autodesk, Inc.*	96,776
334	Belden, Inc.	13,337
712	Brooks Automation, Inc.	24,571
601	Cognex Corp.	26,769
165	Coherent, Inc.*	21,237
861	Dassault Systemes (France)	134,299
834	Enphase Energy, Inc.*	40,841
546	FARO Technologies, Inc.*	31,253
817	First Solar, Inc.*	37,394
2,764	Flex Ltd.*	30,708
880	FLIR Systems, Inc.	37,374
1,543	Hollysys Automation Technologies Ltd. (China)	23,361
2,256	Infineon Technologies AG (Germany)	46,573
2,040	Intel Corp.	113,261
353	IPG Photonics Corp.*	45,057
1,634	JinkoSolar Holding Co. Ltd. ADR (China)*	37,321
377	Keyence Corp. (Japan)	120,267
547	NVIDIA Corp.	147,728
770	Omron Corp. (Japan)	41,689
1,591	ON Semiconductor Corp.*	29,688

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
574	PTC, Inc.*	$43,366
675	Renishaw PLC (United Kingdom)	30,124
474	Rorze Corp. (Japan)	14,545
289	Silicon Laboratories, Inc.*	25,629
707	SolarEdge Technologies, Inc.*	88,177
826	Spectris PLC (United Kingdom)	28,655
2,478	STMicroelectronics NV (Switzerland)	66,443
2,590	Stratasys Ltd.*	41,440
5,733	Sunny Optical Technology Group Co. Ltd. (China)	89,161
1,398	SunPower Corp.*(a)	11,981
1,175	Teradyne, Inc.	69,043
924	Texas Instruments, Inc.	105,465
2,792	Topcon Corp. (Japan)	27,877
1,657	Trimble, Inc.*	65,418
463	ViaSat, Inc.*	26,623
1,196	Xerox Holdings Corp.	38,511

		2,152,059

Materials – 5.3%
870	Albemarle Corp.	71,210
319	Arkema SA (France)	29,805
901	FMC Corp.	83,883
21,664	Ganfeng Lithium Co. Ltd., Class H (China)(b)	84,092
4,311	Livent Corp.*	38,497
6,951	Nippon Light Metal Holdings Co. Ltd. (Japan)	12,244
1,241	Sociedad Quimica y Minera de Chile SA ADR (Chile)	33,979

		353,710

Utilities – 0.3%
19,163	HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	19,279

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $6,430,694)		$6,651,713

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 5.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
351,544	1.507%	$351,544
(Cost $351,544)

TOTAL INVESTMENTS – 105.0%
(Cost $6,782,238)		$7,003,257

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%		(331,677)

NET ASSETS – 100.0%		$6,671,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 37.2%
1,983	Activision Blizzard, Inc.	$115,272
2,382	Bilibili, Inc. ADR (China)*	61,170
913	Cargurus, Inc.*	23,272
8,680	China Literature Ltd. (China)*(a)	39,262
1,912	Dip Corp. (Japan)	46,318
889	Electronic Arts, Inc.*	90,118
1,009	Eventbrite, Inc., Class A*	14,741
1,410	Facebook, Inc., Class A*	271,383
2,010	GungHo Online Entertainment, Inc. (Japan)	31,809
2,399	HUYA, Inc. ADR (China)*	47,524
35,199	IGG, Inc. (Singapore)	25,610
3,198	iQIYI, Inc. ADR (China)*	71,731
715	JOYY, Inc. ADR (China)*	38,588
2,791	Kakaku.com, Inc. (Japan)	59,771
2,184	Koei Tecmo Holdings Co. Ltd. (Japan)	54,284
1,115	Live Nation Entertainment, Inc.*	67,758
991	Mail.Ru Group Ltd. GDR (Russia)*	19,097
1,249	Match Group, Inc.*(b)	81,185
1,717	Momo, Inc. ADR (China)	48,282
395	NetEase, Inc. ADR (China)	125,890
554	Netflix, Inc.*	204,443
4,799	Nexon Co. Ltd. (Japan)	76,391
315	Nintendo Co. Ltd. (Japan)	105,920
3,853	Pinterest, Inc., Class A*	75,133
795	Roku, Inc.*	90,368
1,931	Sea Ltd. ADR (Taiwan)*	87,011
13,446	Sirius XM Holdings, Inc.	85,248
5,121	Snap, Inc., Class A*	72,564
756	Spotify Technology SA*	103,663
1,099	Square Enix Holdings Co. Ltd. (Japan)	44,321
685	Take-Two Interactive Software, Inc.*	73,624
5,254	Tencent Holdings Ltd. (China)	260,237
5,651	Tencent Music Entertainment Group ADR (China)*	68,547
647	TripAdvisor, Inc.	15,172
2,855	Twitter, Inc.*	94,786
1,110	Ubisoft Entertainment SA (France)*	82,155
1,630	Weibo Corp. ADR (China)*	68,688
1,517	Yelp, Inc.*	47,437
9,978	Zynga, Inc., Class A*	66,952

		3,055,725

Consumer Discretionary – 54.1%
1,272	Acushnet Holdings Corp.	32,372
487	adidas AG (Germany)	134,031
1,353	Alibaba Group Holding Ltd. ADR (China)*	281,424
125	Amazon.com, Inc.*	235,469
9,843	ANTA Sports Products Ltd. (China)	79,130
1,072	Arco Platform Ltd., Class A (Brazil)*	54,790
3,985	Asics Corp. (Japan)	42,819
1,398	ASOS PLC (United Kingdom)*	53,516
911	Baozun, Inc. ADR (China)*(b)	28,897
15,548	boohoo Group PLC (United Kingdom)*	57,791
67	Booking Holdings, Inc.*	113,609
937	Brunswick Corp.	49,848
1,678	Callaway Golf Co.	28,492

Common Stocks – (continued)
Consumer Discretionary – (continued)
949	Carvana Co.*	78,682
1,294	Chegg, Inc.*	50,738
2,989	Chewy, Inc., Class A*	88,474
29,509	China Education Group Holdings Ltd. (China)	41,955
60,694	China Maple Leaf Educational Systems Ltd. (China)	21,184
63,428	China Yuhua Education Corp. Ltd. (China)(a)(b)	49,079
685	Columbia Sportswear Co.	55,691
1,394	Delivery Hero SE (Germany)*(a)	104,124
1,393	Descente Ltd. (Japan)	19,049
1,164	Dick’s Sporting Goods, Inc.	42,381
3,013	eBay, Inc.	104,370
888	Etsy, Inc.*	51,335
708	Expedia Group, Inc.	69,823
2,677	Farfetch Ltd., Class A (United Kingdom)*	29,902
605	Flutter Entertainment PLC (Ireland)	63,877
1,156	Foot Locker, Inc.	41,905
4,584	Frasers Group PLC (United Kingdom)*	22,472
768	Goldwin, Inc. (Japan)	46,850
11,168	Groupon, Inc.*	14,965
856	GrubHub, Inc.*	41,182
2,052	GSX Techedu, Inc. ADR (China)*(b)	83,209
4,608	GVC Holdings PLC (United Kingdom)	46,474
2,617	HelloFresh SE (Germany)*	63,098
6,758	JD Sports Fashion PLC (United Kingdom)	63,618
4,033	JD.com, Inc. ADR (China)*	155,311
22,278	Li Ning Co. Ltd. (China)	58,603
438	Lululemon Athletica, Inc.*	95,226
1,771	MakeMyTrip Ltd. (India)*	40,751
11,207	Meituan Dianping, Class B (China)*	142,226
127	MercadoLibre, Inc. (Argentina)*	78,236
1,999	Mercari, Inc. (Japan)*	45,275
896	New Oriental Education & Technology Group, Inc. ADR (China)*	114,589
1,842	NIKE, Inc., Class B	164,638
3,721	Ocado Group PLC (United Kingdom)*	50,570
2,509	Peloton Interactive, Inc., Class A*	66,965
2,803	Pinduoduo, Inc. ADR (China)*	100,291
808	Planet Fitness, Inc., Class A*	54,532
808	Puma SE (Germany)	61,418
6,828	Rakuten, Inc. (Japan)	57,161
1,279	Stitch Fix, Inc., Class A*(b)	30,734
2,008	TAL Education Group ADR (China)*	109,215
803	Thor Industries, Inc.	60,554
2,429	Trip.com Group Ltd. ADR (China)*	73,744
3,667	Under Armour, Inc., Class A*	52,035
5,514	Vipshop Holdings Ltd. ADR (China)*	70,745
775	Wayfair, Inc., Class A*	48,988
1,309	WW International, Inc.*	39,270
1,380	YETI Holdings, Inc.*	41,745
1,907	Zalando SE (Germany)*(a)	82,805
3,760	ZOZO, Inc. (Japan)	52,776

		4,435,028

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 3.9%
695	Beyond Meat, Inc.*(b)	$62,307
335	Calavo Growers, Inc.	24,271
803	Cal-Maine Foods, Inc.	28,017
1,459	Fresh Del Monte Produce, Inc.	40,006
984	Herbalife Nutrition Ltd.*	31,842
1,025	Maruha Nichiro Corp. (Japan)	21,533
3,865	Nippon Suisan Kaisha Ltd. (Japan)	18,310
2,635	Pilgrim’s Pride Corp.*	55,756
298	Sanderson Farms, Inc.	36,821

		318,863

Health Care – 1.7%
1,560	Dechra Pharmaceuticals PLC (United Kingdom)	52,724
342	IDEXX Laboratories, Inc.*	87,042

		139,766

Industrials – 0.5%
943	en-japan, Inc. (Japan)	26,017
1,906	Upwork, Inc.*	16,516

		42,533

Information Technology – 2.4%
828	2U, Inc.*	19,466
846	GoDaddy, Inc., Class A*	59,203
1,078	LivePerson, Inc.*	28,524
1,752	Sabre Corp.	23,854
480	Wix.com Ltd. (Israel)*	64,334

		195,381

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $8,179,858)		$8,187,296

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 4.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
345,340	1.507%	$345,340
(Cost $345,340)

TOTAL INVESTMENTS – 104.0%
(Cost $8,525,198)		$8,532,636

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.0)%		(331,975)

NET ASSETS – 100.0%		$8,200,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PLC	—Public Limited Company

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Motif Data-Driven World ETF	Motif Finance Reimagined ETF	Motif Human Evolution ETF	Motif Manufacturing Revolution ETF
Assets:

Investments at value (cost $16,354,754, $12,140,861, $13,247,931 and $6,430,694, respectively)(a)	$16,354,754	$12,893,269	$13,159,290	$6,651,713

Investments in securities lending reinvestment vehicle, at value which equals cost	251,268	329,486	240,473	351,544

Cash	14,950	19,656	—	12,378

Receivables:

Dividends	16,374	7,456	11,092	6,825

Foreign tax reclaims	490	—	973	2,414

Securities lending income	184	356	349	1,168

Total assets	16,721,952	13,250,223	13,412,177	7,026,042

Liabilities:

Payables:

Upon return of securities loaned	251,268	329,486	240,473	351,544

Management fees	6,278	5,418	4,733	2,918

Due to custodian	—	—	7,179	—

Total liabilities	257,546	334,904	252,385	354,462

Net Assets:

Paid-in capital	16,124,084	12,121,524	13,103,224	6,184,790

Total distributable earnings	340,322	793,795	56,568	486,790

NET ASSETS	$16,464,406	$12,915,319	$13,159,792	$6,671,580
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	300,000	225,000	250,000	125,000

Net asset value per share:	$54.88	$57.40	$52.64	$53.37

(a)	Includes loaned securities having a market value of $240,865, $312,051, $236,631 and $341,638, respectively.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MOTIFS ETFS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

Motif New Age Consumer ETF
Assets:

Investments at value (cost $8,179,858)(a)	$8,187,296

Investments in securities lending reinvestment vehicle, at value which equals cost	345,340

Cash	12,538

Receivables:

Dividends	2,897

Securities lending income	596

Foreign tax reclaims	273

Total assets	8,548,940

Liabilities:

Payables:

Upon return of securities loaned	345,340

Management fees	2,939

Total liabilities	348,279

Net Assets:

Paid-in capital	8,134,159

Total distributable earnings	66,502

NET ASSETS	$8,200,661
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	150,000

Net asset value per share:	$54.67

(a)	Includes loaned securities having a market value of $320,583.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Motif Data-Driven World ETF	Motif Finance Reimagined ETF	Motif Human Evolution ETF	Motif Manufacturing Revolution ETF
Investment income:

Dividends – unaffiliated issuers (net of foreign withholding taxes of $2,670, $1,646, $254 and $2,410, respectively)	$171,995	$58,019	$29,513	$34,559

Securities lending income – unaffiliated issuers	1,031	11,529	2,414	9,802

Total investment income	173,026	69,548	31,927	44,361

Expenses:

Management fees	27,966	26,938	22,005	14,482

Trustee fees	2,453	2,458	2,440	2,416

Total expenses	30,419	29,396	24,445	16,898

NET INVESTMENT INCOME	142,607	40,152	7,482	27,463

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	154,158	68,365	147,678	270,575

Foreign currency transactions	177	(60)	(212)	(165)

Net change in unrealized gain (loss) on:

Investments	57,111	180,277	(1,565)	384,176

Foreign currency translations	(107)	(31)	29	3

Net realized and unrealized gain	211,339	248,551	145,930	654,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$353,946	$288,703	$153,412	$682,052

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MOTIFS ETFS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

Motif New Age Consumer ETF
Investment income:

Dividends – unaffiliated issuers (net of foreign withholding taxes of $352)	$12,835

Securities lending income – unaffiliated issuers	8,641

Total investment income	21,476

Expenses:

Management fees	12,154

Trustee fees	2,407

Total expenses	14,561

NET INVESTMENT INCOME	6,915

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	72,005

Foreign currency transactions	(131)

Net change in unrealized gain (loss) on:

Investments	(186,757)

Foreign currency translations	27

Net realized and unrealized loss	(114,856)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,941)

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Statements of Changes in Net Assets

	Motif Data-Driven World ETF		Motif Finance Reimagined ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 1, 2019* to August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 1, 2019* to August 31, 2019
From operations:

Net investment income	$142,607	$29,851	$40,152	$26,946

Net realized gain (loss)	154,335	(14,756)	68,305	(13,040)

Net change in unrealized gain	57,004	26,827	180,246	572,137

Net increase in net assets resulting from operations	353,946	41,922	288,703	586,043

Distributions to shareholders:

From distributable earnings	(37,912)	(17,634)	(63,418)	(17,533)

From share transactions:

Proceeds from sales of shares	5,880,827	10,243,257	1,572,794	10,548,730

Net increase in net assets resulting from share transactions	5,880,827	10,243,257	1,572,794	10,548,730

TOTAL INCREASE	6,196,861	10,267,545	1,798,079	11,117,240

Net assets:

Beginning of period	$10,267,545	$—	$11,117,240	$—

End of period	$16,464,406	$10,267,545	$12,915,319	$11,117,240

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MOTIFS ETFS

Statements of Changes in Net Assets (continued)

	Motif Human Evolution ETF		Motif Manufacturing Revolution ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 1, 2019* to August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 1, 2019* to August 31, 2019
From operations:

Net investment income	$7,482	$14,837	$27,463	$39,390

Net realized gain (loss)	147,466	(6,103)	270,410	(12,337)

Net change in unrealized gain (loss)	(1,536)	(87,125)	384,179	(163,179)

Net increase (decrease) in net assets resulting from operations	153,412	(78,391)	682,052	(136,126)

Distributions to shareholders:

From distributable earnings	(5,003)	(13,450)	(24,365)	(34,771)

From share transactions:

Proceeds from sales of shares	4,234,982	8,868,242	—	6,184,790

Net increase in net assets resulting from share transactions	4,234,982	8,868,242	—	6,184,790

TOTAL INCREASE	4,383,391	8,776,401	657,687	6,013,893

Net assets:

Beginning of period	$8,776,401	$—	$6,013,893	$—

End of period	$13,159,792	$8,776,401	$6,671,580	$6,013,893

*	Commencement of operations.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Statements of Changes in Net Assets (continued)

	Motif New Age Consumer ETF
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Period March 1, 2019* to August 31, 2019
From operations:

Net investment income	$6,915	$4,414

Net realized gain (loss)	71,874	(4,863)

Net change in unrealized gain (loss)	(186,730)	194,187

Net increase (decrease) in net assets resulting from operations	(107,941)	193,738

Distributions to shareholders:

From distributable earnings	(14,513)	(4,782)

From share transactions:

Proceeds from sales of shares	3,049,345	5,084,814

Net increase in net assets resulting from share transactions	3,049,345	5,084,814

TOTAL INCREASE	2,926,891	5,273,770

Net assets:

Beginning of period	$5,273,770	$—

End of period	$8,200,661	$5,273,770

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MOTIFS ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Motif Data-Driven World ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$51.34		$50.10

Net investment income(a)	0.66	(b)	0.17

Net realized and unrealized gain	3.06		1.16

Total gain from investment operations	3.72		1.33

Distributions to shareholders from net investment income	(0.18)		(0.09)

Net asset value, end of period	$54.88		$51.34

Market price, end of period	$54.79		$51.40

Total Return at Net Asset Value(c)	7.25%		2.65%

Net assets, end of period (in 000’s)	$16,464		$10,268

Ratio of total expenses to average net assets	0.50	%(d)	0.50	%(d)

Ratio of net investment income to average net assets	2.34	%(b)(d)	0.65	%(d)

Portfolio turnover rate(e)	12%		17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.51 per share and 0.90% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Motif Finance Reimagined ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$55.59		$50.74

Net investment income(a)	0.20		0.20

Net realized and unrealized gain	1.93		4.77

Total gain from investment operations	2.13		4.97

Distributions to shareholders from net investment income	(0.32)		(0.12)

Net asset value, end of period	$57.40		$55.59

Market price, end of period	$57.25		$55.64

Total Return at Net Asset Value(b)	3.84%		9.77%

Net assets, end of period (in 000’s)	$12,915		$11,117

Ratio of total expenses to average net assets	0.50	%(c)	0.50	%(c)

Ratio of net investment income to average net assets	0.68	%(c)	0.73	%(c)

Portfolio turnover rate(d)	6%		18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MOTIFS ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Motif Human Evolution ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$50.15		$50.63

Net investment income(a)	0.04		0.12

Net realized and unrealized gain (loss)	2.48		(0.47)

Total gain (loss) from investment operations	2.52		(0.35)

Distributions to shareholders from net investment income	(0.03)		(0.13)

Net asset value, end of period	$52.64		$50.15

Market price, end of period	$52.48		$50.26

Total Return at Net Asset Value(b)	5.02%		(0.69)%

Net assets, end of period (in 000’s)	$13,160		$8,776

Ratio of total expenses to average net assets	0.50	%(c)	0.50	%(c)

Ratio of net investment income to average net assets	0.15	%(c)	0.49	%(c)

Portfolio turnover rate(d)	14%		24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Motif Manufacturing Revolution ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$48.11		$49.70

Net investment income(a)	0.22		0.38

Net realized and unrealized gain (loss)	5.23		(1.62)

Total gain (loss) from investment operations	5.45		(1.24)

Distributions to shareholders from net investment income	(0.19)		(0.35)

Net asset value, end of period	$53.37		$48.11

Market price, end of period	$53.28		$48.22

Total Return at Net Asset Value(b)	11.33%		(2.52)%

Net assets, end of period (in 000’s)	$6,672		$6,014

Ratio of total expenses to average net assets	0.50	%(c)	0.50	%(c)

Ratio of net investment income to average net assets	0.81	%(c)	1.55	%(c)

Portfolio turnover rate(d)	13%		21%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MOTIFS ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Motif New Age Consumer ETF
	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* to August 31, 2019
Per Share Operating Performance:

Net asset value, beginning of period	$52.74		$50.83

Net investment income(a)	0.07	(b)	0.04

Net realized and unrealized gain	2.01		1.92

Total gain from investment operations	2.08		1.96

Distributions to shareholders from net investment income	(0.15)		(0.05)

Net asset value, end of period	$54.67		$52.74

Market price, end of period	$54.57		$52.83

Total Return at Net Asset Value(c)	3.94%		3.83%

Net assets, end of period (in 000’s)	$8,201		$5,274

Ratio of total expenses to average net assets	0.50	%(d)	0.50	%(d)

Ratio of net investment income to average net assets	0.24	%(b)(d)	0.17	%(d)

Portfolio turnover rate(e)	8%		7%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MOTIFS ETFS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
Goldman Sachs Motif Data-Driven World ETF (“Motif Data-Driven World ETF”)	Diversified
Goldman Sachs Motif Finance Reimagined ETF (“Motif Finance Reimagined ETF”)	Diversified
Goldman Sachs Motif Human Evolution ETF (“Motif Human Evolution ETF”)	Diversified
Goldman Sachs Motif Manufacturing Revolution ETF (“Motif Manufacturing Revolution ETF”)	Diversified
Goldman Sachs Motif New Age Consumer ETF (“Motif New Age Consumer ETF”)	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market Prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount, with respect to the Motif Data-Driven World ETF, Motif Finance Reimagined ETF, Motif Human Evolution ETF, Motif Manufacturing Revolution ETF and Motif New Age Consumer ETF issues and redeems Creation Units partially for cash and partially in-kind. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

33

GOLDMAN SACHS MOTIFS ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2020:

MOTIF DATA-DRIVEN WORLD ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,213,002	$—	$—

Europe	1,336,058	—	—

North America	11,889,626	—	—

Securities Lending Reinvestment Vehicle	251,268	—	—

Total	$16,689,954	$—	$—

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GOLDMAN SACHS MOTIFS ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MOTIF FINANCE REIMAGINED ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,237,215	$—	$—

Europe	1,650,475	—	—

North America	9,709,303	—	—

South America	296,276	—	—

Securities Lending Reinvestment Vehicle	329,486	—	—

Total	$13,222,755	$—	$—

MOTIF HUMAN EVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$872,781	$—	$—

Europe	2,639,730	—	—

North America	9,616,427	—	—

Australia	30,352	—	—

Securities Lending Reinvestment Vehicle	240,473	—	—

Total	$13,399,763	$—	$—

MOTIF MANUFACTURING REVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,316,405	$—	$—

Europe	1,459,462	—	—

North America	3,841,867	—	—

South America	33,979	—	—

Securities Lending Reinvestment Vehicle	351,544	—	—

Total	$7,003,257	$—	$—

MOTIF NEW AGE CONSUMER ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,205,831	$19,097	$—

Europe	968,575	—	—

North America	3,860,767	—	—

South America	133,026	—	—

Securities Lending Reinvestment Vehicle	345,340	—	—

Total	$8,513,539	$19,097	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

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GOLDMAN SACHS MOTIFS ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 29, 2020, unitary management fees with GSAM were 0.50% for each Fund.

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Motif Data-Driven World ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	100,000	$5,880,959	200,000	$10,242,706
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	100,000	$5,880,959	200,000	$10,242,706

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GOLDMAN SACHS MOTIFS ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Motif Finance Reimagined ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	25,000	$1,572,794	200,000	$10,548,731
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	25,000	$1,572,794	200,000	$10,548,731

	Motif Human Evolution ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	75,000	$4,234,982	175,000	$8,869,648
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	75,000	$4,234,982	175,000	$8,869,648

	Motif Manufacturing Revolution ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	—	$—	125,000	$6,183,762
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	—	$—	125,000	$6,183,762

	Motif New Age Consumer ETF

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Period March 1, 2019* through August 31, 2019

Fund Share Activity
Shares Sold	50,000	$3,048,840	100,000	$5,083,282
Shares Redeemed	—	—	—	—

NET INCREASE IN SHARES	50,000	$3,048,840	100,000	$5,083,282

*	Commencement of operations.

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GOLDMAN SACHS MOTIFS ETFS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the period ended February 29, 2020, were as follows:

Fund	Purchases	Sales
Motif Data-Driven World ETF	$1,736,335	$1,463,227
Motif Finance Reimagined ETF	748,192	737,857
Motif Human Evolution ETF	1,473,907	1,393,535
Motif Manufacturing Revolution ETF	862,650	851,517
Motif New Age Consumer ETF	592,439	446,496

The purchases and sales from in-kind creation and redemption transactions for the period ended February 29, 2020, were as follows:

Fund	Purchases	Sales
Motif Data-Driven World ETF	$5,695,693	$—
Motif Finance Reimagined ETF	1,575,607	—
Motif Human Evolution ETF	4,214,409	—
Motif Manufacturing Revolution ETF	—	—
Motif New Age Consumer ETF	2,915,757	—

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the

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GOLDMAN SACHS MOTIFS ETFS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. SECURITIES LENDING (continued)

securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2020, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 29, 2020:

Fund	Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
Motif Data-Driven World ETF	$95,421	$1,951,633	$(1,795,786)	251,268
Motif Finance Reimagined ETF	334,439	3,503,776	(3,508,729)	329,486
Motif Human Evolution ETF	387,038	1,824,897	(1,971,462)	240,473
Motif Manufacturing Revolution ETF	295,431	1,836,521	(1,780,408)	351,544
Motif New Age Consumer ETF	300,049	2,330,386	(2,285,095)	345,340

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ capital loss carryforwards on a tax-basis were as follows:

	Motif Data-Driven World ETF	Motif Finance Reimagined ETF	Motif Human Evolution ETF	Motif Manufacturing Revolution ETF	Motif New Age Consumer ETF
Capital loss carryforwards (Perpetual Short-Term)	$(13,719)	$(8,366)	$(3,268)	$(10,345)	$(11,966)

As of February 29, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Motif Data-Driven World ETF	Motif Finance Reimagined ETF	Motif Human Evolution ETF	Motif Manufacturing Revolution ETF	Motif New Age Consumer ETF
Tax Cost	$16,607,351	$12,494,492	$13,491,790	$6,785,679	$8,525,198
Gross unrealized gain	1,159,304	1,316,354	743,755	691,383	633,589
Gross unrealized loss	(1,076,701)	(588,091)	(835,782)	(473,805)	(626,151)
Net unrealized gains (losses)	$82,603	$728,263	$(92,027)	$217,578	$7,438

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GOLDMAN SACHS MOTIFS ETFS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — Motif Capital Management, Inc. (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. OTHER RISKS (continued)

allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

42

GOLDMAN SACHS MOTIFS ETFS

11. SUBSEQUENT EVENTS

At a meeting held on April 21, 2020, the Board of Trustees of the Goldman Sachs ETF Trust approved certain changes to the Funds’ names.

Effective on or about May 15, 2020, the Funds’ names will change as set forth in the following table:

Current Names	New Names

Goldman Sachs Motif Data-Driven World ETF	Goldman Sachs Data-Driven World ETF

Goldman Sachs Motif Finance Reimagined ETF	Goldman Sachs Finance Reimagined ETF

Goldman Sachs Motif Human Evolution ETF	Goldman Sachs Human Evolution ETF

Goldman Sachs Motif Manufacturing Revolution ETF	Goldman Sachs Manufacturing Revolution ETF

Goldman Sachs Motif New Age Consumer ETF	Goldman Sachs New Age Consumer ETF

Other than noted above, subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

43

GOLDMAN SACHS MOTIFS ETFS

Fund Expenses — Six Months ended 2/29/2020 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of a Fund.

The example is based on an investment of $1,000 invested at the beginning of the period from September 1, 2019 and held for the six months ended February 29, 2020, which represents a period of 182 days of a 366 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Motif Data-Driven World ETF				Motif Finance Reimagined ETF				Motif Human Evolution ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,072.50		$2.58	$1,000	$1,038.40		$2.53	$1,000	$1,050.20		$2.55
Hypothetical 5% return	1,000	1,022.38	+	2.51	1,000	1,022.38	+	2.51	1,000	1,022.38	+	2.51

	Motif Manufacturing Revolution ETF				Motif New Age Consumer ETF
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid*
Actual based on NAV	$1,000	$1,113.30		$2.63	$1,000	$1,039.40		$2.54
Hypothetical 5% return	1,000	1,022.38	+	2.51	1,000	1,022.38	+	2.51

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each Fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
Motif Data-Driven World ETF	0.50%
Motif Finance Reimagined ETF	0.50
Motif Human Evolution ETF	0.50
Motif Manufacturing Revolution ETF	0.50
Motif New Age Consumer ETF	0.50

44

GOLDMAN SACHS MOTIFS ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Motif ETFs (Unaudited)

Background

The Goldman Sachs Motif Data-Driven World ETF, Goldman Sachs Motif Finance Reimagined ETF, Goldman Sachs Motif Human Evolution ETF, Goldman Sachs Motif Manufacturing Revolution ETF and Goldman Sachs Motif New Age Consumer ETF (each, a “Fund” and together, the “Funds”) are investment portfolios of Goldman Sachs ETF Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was approved for continuation until September 30, 2020 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on September 17-18, 2019 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its registered fund business, as expressed by the firm’s senior management;
(b)	information on the general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by a third-party fund data provider engaged as part of the contract review process (the “Outside Data Provider”);
(e)	with respect to the expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(g)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund;
(h)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(i)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(j)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(k)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other registered funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the

45

GOLDMAN SACHS MOTIFS ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Motif ETFs (Unaudited) (continued)

Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of registered fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Funds and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Funds pay a single fee to the Investment Adviser, and the Investment Adviser pays all of the Funds’ ordinary operating expenses, excluding payments under each Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Funds are passively-managed ETFs that seek to track indices developed and maintained by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund against its peer group identified by the Outside Data Provider using updated performance information prepared by the Investment Adviser as of June 30, 2019. The Trustees observed that each Fund’s investment performance was consistent with the investment objective of tracking its index.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

Unitary Fee Structure and Profitability

The Trustees considered the contractual fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as ETFs. The Trustees noted that a license fee would be payable by the Investment Adviser to Motif Capital Management, Inc. for the use of its indices. The Trustees also considered information previously provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and expense ratios were prepared by the Investment Adviser and certain third-party providers of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing each Fund’s management fee rate and net expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

46

GOLDMAN SACHS MOTIFS ETFS

Statement Regarding Basis for Approval of Management Agreement for Goldman Sachs Motif ETFs (Unaudited) (continued)

The Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds do not have management fee breakpoints. The Trustees considered information previously provided regarding each Fund’s fee structure, the amounts of assets in each Fund, each Fund’s recent creation and redemption activity, and the costs of the services provided by the Investment Adviser and its affiliates.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived (or expected to be derived) by the Investment Adviser and its affiliates from their relationships with the Funds, including: (a) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (b) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (c) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (d) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; and (c) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary fee paid by each Fund was reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and/or reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until September 30, 2020.

47

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs Motif Data-Driven World ETF
Goldman Sachs Motif Finance Reimagined ETF
Goldman Sachs Motif Human Evolution ETF
Goldman Sachs Motif Manufacturing Revolution ETF
Goldman Sachs Motif New Age Consumer ETF

INDEX DISCLAIMERS

The Motif Data-Driven World Index, Motif Finance Reimagined Index, Motif Human Evolution Index, Motif Manufacturing Revolution Index and Motif New Age Consumer Index were developed and are maintained by Motif Capital Management, Inc. (the “Index Provider”) and calculated by Solactive AG (the “Calculation Agent”). The Index Provider determines the composition and relative weightings of the securities in each Index. The Calculation Agent publishes information regarding the market value of each Index. A Fund may hire an affiliate of the Fund and/or the Investment Adviser to serve as calculation agent and/or index provider.

“Motif” is a trademark of Motif Capital Management, Inc. or its affiliates and has been licensed for use in connection with the issuance and distribution of the Funds. The Funds are not sponsored by, endorsed, sold or promoted by Motif Capital Management, Inc., and Motif Capital Management, Inc. makes no representation regarding the advisability of investing in them.

TRUSTEES Lawrence W. Stranghoener, Chairman Caroline Dorsa Linda A. Lang Michael Latham James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The Funds are recently or newly organized and have limited operating history.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on the Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Fund at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

The Funds are recently or newly organized and have limited operating history. Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2020 Goldman Sachs. All rights reserved. 200067-OTU-04/2020 GST 1137 MOTIFSAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Caroline Dorsa is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Linda A. Lang, Lawrence W. Stranghoener, and Caroline Dorsa, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	May 5, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	May 5, 2020